UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22542

SSGA ACTIVE TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

Item 1. Report to Shareholders.

(a) The Reports to Shareholders are attached herewith.

SPDR Blackstone High Income ETF

HYBL

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Blackstone High Income ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Blackstone High Income ETF	$72	0.69%

How did the Fund perform last year and what affected its performance?

The Fund's allocation to shorter duration assets coupled with the contribution from its credit risk exposure were contributors to the Fund's outperformance vs. the Primary Index during the reporting period.The Fund's asset allocation, especially its allocation to CLOs, was the largest contributor to the Fund's outperformance relative to the Secondary Index during the reporting period. This was augmented by the Fund’s credit selection within bonds.On an issuer level, the top contributors to the Fund’s total return during the reporting period were CCO Holdings, SPDR Blackstone Senior Loan ETF, and Uniti Group. The top detractors from the Fund’s total return during the reporting period were CDK Global, Compass Group, and W&T Offshore.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	HYBL	Bloomberg U.S. Aggregate Bond Index	SPDR Blackstone High Income Composite Index
02/16/22	$10,000	$10,000	$10,000
02/28/22	$10,019	$10,085	$10,017
03/31/22	$9,973	$9,805	$9,974
04/30/22	$9,803	$9,433	$9,803
05/31/22	$9,705	$9,493	$9,690
06/30/22	$9,207	$9,345	$9,255
07/31/22	$9,589	$9,573	$9,632
08/31/22	$9,529	$9,302	$9,589
09/30/22	$9,163	$8,900	$9,288
10/31/22	$9,344	$8,785	$9,466
11/30/22	$9,508	$9,108	$9,611
12/31/22	$9,506	$9,067	$9,595
01/31/23	$9,802	$9,346	$9,910
02/28/23	$9,736	$9,104	$9,875
03/31/23	$9,813	$9,336	$9,928
04/30/23	$9,929	$9,392	$10,029
05/31/23	$9,813	$9,290	$9,972
06/30/23	$9,988	$9,257	$10,166
07/31/23	$10,114	$9,250	$10,304
08/31/23	$10,168	$9,191	$10,380
09/30/23	$10,146	$8,958	$10,369
10/31/23	$10,078	$8,816	$10,303
11/30/23	$10,400	$9,216	$10,601
12/31/23	$10,682	$9,568	$10,884
01/31/24	$10,712	$9,542	$10,922
02/29/24	$10,754	$9,407	$10,987
03/31/24	$10,883	$9,494	$11,100
04/30/24	$10,894	$9,254	$11,078
05/31/24	$11,011	$9,411	$11,192
06/30/24	$11,082	$9,500	$11,266
07/31/24	$11,213	$9,722	$11,415
08/31/24	$11,334	$9,862	$11,542
09/30/24	$11,468	$9,994	$11,677
10/31/24	$11,483	$9,746	$11,696
11/30/24	$11,615	$9,849	$11,811
12/31/24	$11,635	$9,688	$11,819
01/31/25	$11,755	$9,739	$11,941
02/28/25	$11,796	$9,954	$11,986
03/31/25	$11,681	$9,958	$11,903
04/30/25	$11,676	$9,997	$11,900
05/31/25	$11,917	$9,925	$12,093
06/30/25	$12,088	$10,078	$12,254

Average Annual Total Returns (%)

Name	1 Year	Since Inception 02/16/22
HYBL	9.08%	5.79%
Bloomberg U.S. Aggregate Bond Index	6.08%	0.23%
SPDR Blackstone High Income Composite Index	8.77%	6.22%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$405,201,894
  Number of Portfolio Holdings645
  Portfolio Turnover Rate192%
  Total Advisory Fees Paid$1,793,526

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Corporate Bonds & Notes	47.1%
Senior Floating Rate Loans	38.6%
Asset-Backed Securities	10.3%
Short-Term Investments	5.7%
Mutual Funds and Exchange Traded Products	1.4%
Common Stocks	0.1%

Top Ten Holdings

Holdings	%
SPDR Blackstone Senior Loan ETF	1.4%
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, due 09/20/31	0.8%
Fair Isaac Corp., 4.00%, due 06/15/28	0.7%
Nexstar Media, Inc., 4.75%, due 11/01/28	0.7%
Rakuten Group, Inc., 9.75%, due 04/15/29	0.7%
TransDigm, Inc., 6.38%, due 03/01/29	0.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, due 09/01/29	0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, due 01/15/30	0.7%
goeasy Ltd., 7.63%, due 07/01/29	0.6%
MPT Operating Partnership LP/MPT Finance Corp., 4.63%, due 08/01/29	0.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR HYBL

SPDR Blackstone Senior Loan ETF

SRLN

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Blackstone Senior Loan ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Blackstone Senior Loan ETF	$73	0.70%

How did the Fund perform last year and what affected its performance?

The Fund outperformed the Primary Index during the reporting period, mainly driven by its allocation to high yield bonds. Credit selection was positive; we maintain conviction in the loans in the portfolio, which represent the senior-most obligation in the capital structure. Similarly, the Fund’s allocation to bonds drove its outperformance to the Secondary Index during the reporting period. Within sectors, overweight to Software & Services and Healthcare Equipment & Services contributed to total return. On an issuer level, the top contributors to the Fund’s total return during the reporting period were Asurion, Numericable, and Zayo. The top detractors from the Fund’s total return during the reporting period were CDK Global, Newfold Digital, and Peraton.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SRLN	Bloomberg U.S. Aggregate Bond Index	Markit iBoxx USD Liquid Leveraged Loan Index	Morningstar LSTA U.S. Leveraged Loan 100 Index
06/30/15	$10,000	$10,000	$10,000	$10,000
07/31/15	$9,991	$10,070	$9,948	$9,964
08/31/15	$9,908	$10,055	$9,830	$9,872
09/30/15	$9,796	$10,123	$9,761	$9,777
10/31/15	$9,807	$10,125	$9,787	$9,778
11/30/15	$9,705	$10,098	$9,661	$9,675
12/31/15	$9,631	$10,065	$9,562	$9,557
01/31/16	$9,597	$10,204	$9,525	$9,516
02/29/16	$9,564	$10,276	$9,484	$9,495
03/31/16	$9,758	$10,371	$9,787	$9,795
04/30/16	$9,861	$10,410	$9,981	$10,024
05/31/16	$9,918	$10,413	$10,028	$10,085
06/30/16	$9,885	$10,600	$9,990	$10,069
07/31/16	$10,007	$10,667	$10,165	$10,234
08/31/16	$10,064	$10,655	$10,233	$10,306
09/30/16	$10,117	$10,649	$10,280	$10,368
10/31/16	$10,161	$10,567	$10,305	$10,443
11/30/16	$10,185	$10,317	$10,334	$10,462
12/31/16	$10,290	$10,332	$10,442	$10,597
01/31/17	$10,301	$10,352	$10,425	$10,632
02/28/17	$10,355	$10,422	$10,496	$10,686
03/31/17	$10,370	$10,416	$10,457	$10,680
04/30/17	$10,412	$10,497	$10,498	$10,723
05/31/17	$10,454	$10,577	$10,538	$10,771
06/30/17	$10,455	$10,567	$10,495	$10,747
07/31/17	$10,534	$10,612	$10,575	$10,830
08/31/17	$10,519	$10,707	$10,523	$10,807
09/30/17	$10,557	$10,656	$10,559	$10,844
10/31/17	$10,615	$10,663	$10,624	$10,905
11/30/17	$10,623	$10,649	$10,620	$10,913
12/31/17	$10,660	$10,698	$10,652	$10,947
01/31/18	$10,752	$10,575	$10,789	$11,065
02/28/18	$10,752	$10,474	$10,787	$11,071
03/31/18	$10,779	$10,542	$10,809	$11,101
04/30/18	$10,815	$10,463	$10,856	$11,146
05/31/18	$10,820	$10,538	$10,854	$11,147
06/30/18	$10,814	$10,525	$10,855	$11,148
07/31/18	$10,894	$10,527	$10,964	$11,247
08/31/18	$10,947	$10,595	$11,011	$11,303
09/30/18	$11,020	$10,527	$11,093	$11,382
10/31/18	$11,005	$10,444	$11,045	$11,359
11/30/18	$10,909	$10,506	$10,904	$11,235
12/31/18	$10,634	$10,699	$10,586	$10,880
01/31/19	$10,879	$10,813	$10,915	$11,267
02/28/19	$11,078	$10,806	$11,129	$11,493
03/31/19	$11,026	$11,014	$11,095	$11,438
04/30/19	$11,235	$11,017	$11,306	$11,676
05/31/19	$11,160	$11,212	$11,206	$11,598
06/30/19	$11,212	$11,353	$11,234	$11,619
07/31/19	$11,313	$11,378	$11,357	$11,740
08/31/19	$11,273	$11,673	$11,292	$11,694
09/30/19	$11,378	$11,611	$11,362	$11,773
10/31/19	$11,342	$11,646	$11,332	$11,750
11/30/19	$11,434	$11,640	$11,418	$11,838
12/31/19	$11,626	$11,632	$11,609	$12,038
01/31/20	$11,658	$11,855	$11,624	$12,065
02/29/20	$11,474	$12,069	$11,400	$11,831
03/31/20	$10,281	$11,998	$10,295	$10,849
04/30/20	$10,601	$12,211	$10,587	$11,204
05/31/20	$10,999	$12,268	$10,927	$11,588
06/30/20	$11,074	$12,345	$10,888	$11,565
07/31/20	$11,358	$12,530	$11,104	$11,819
08/31/20	$11,529	$12,428	$11,257	$11,973
09/30/20	$11,550	$12,422	$11,241	$11,974
10/31/20	$11,520	$12,366	$11,230	$11,930
11/30/20	$11,793	$12,488	$11,541	$12,249
12/31/20	$11,941	$12,505	$11,633	$12,380
01/31/21	$12,086	$12,415	$11,752	$12,504
02/28/21	$12,161	$12,236	$11,815	$12,545
03/31/21	$12,145	$12,083	$11,760	$12,507
04/30/21	$12,214	$12,178	$11,791	$12,563
05/31/21	$12,309	$12,218	$11,847	$12,633
06/30/21	$12,399	$12,304	$11,852	$12,648
07/31/21	$12,334	$12,442	$11,800	$12,618
08/31/21	$12,393	$12,418	$11,864	$12,692
09/30/21	$12,479	$12,310	$11,950	$12,772
10/31/21	$12,482	$12,307	$11,945	$12,774
11/30/21	$12,426	$12,343	$11,853	$12,712
12/31/21	$12,527	$12,312	$11,954	$12,818
01/31/22	$12,541	$12,047	$11,962	$12,835
02/28/22	$12,465	$11,912	$11,875	$12,766
03/31/22	$12,443	$11,581	$11,875	$12,794
04/30/22	$12,392	$11,142	$11,843	$12,779
05/31/22	$12,050	$11,214	$11,536	$12,459
06/30/22	$11,722	$11,038	$11,226	$12,114
07/31/22	$11,979	$11,307	$11,545	$12,489
08/31/22	$12,117	$10,988	$11,666	$12,631
09/30/22	$11,703	$10,513	$11,381	$12,270
10/31/22	$11,786	$10,377	$11,544	$12,468
11/30/22	$11,909	$10,759	$11,658	$12,665
12/31/22	$11,956	$10,710	$11,741	$12,730
01/31/23	$12,243	$11,040	$12,050	$13,099
02/28/23	$12,210	$10,754	$12,085	$13,115
03/31/23	$12,196	$11,027	$12,128	$13,104
04/30/23	$12,302	$11,094	$12,259	$13,254
05/31/23	$12,261	$10,973	$12,192	$13,193
06/30/23	$12,537	$10,934	$12,463	$13,541
07/31/23	$12,667	$10,927	$12,606	$13,686
08/31/23	$12,792	$10,857	$12,729	$13,848
09/30/23	$12,861	$10,581	$12,806	$13,959
10/31/23	$12,834	$10,414	$12,777	$13,959
11/30/23	$13,015	$10,886	$12,917	$14,133
12/31/23	$13,245	$11,302	$13,129	$14,410
01/31/24	$13,288	$11,271	$13,145	$14,457
02/29/24	$13,389	$11,112	$13,291	$14,618
03/31/24	$13,494	$11,215	$13,414	$14,697
04/30/24	$13,571	$10,931	$13,507	$14,781
05/31/24	$13,699	$11,117	$13,612	$14,946
06/30/24	$13,721	$11,222	$13,642	$15,001
07/31/24	$13,801	$11,484	$13,761	$15,115
08/31/24	$13,920	$11,649	$13,846	$15,192
09/30/24	$14,021	$11,805	$13,910	$15,285
10/31/24	$14,158	$11,512	$14,039	$15,432
11/30/24	$14,293	$11,634	$14,194	$15,599
12/31/24	$14,373	$11,444	$14,238	$15,665
01/31/25	$14,460	$11,504	$14,328	$15,774
02/28/25	$14,465	$11,757	$14,297	$15,796
03/31/25	$14,355	$11,762	$14,224	$15,735
04/30/25	$14,346	$11,808	$14,255	$15,811
05/31/25	$14,639	$11,723	$14,437	$16,055
06/30/25	$14,783	$11,904	$14,558	$16,168

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SRLN	7.74%	5.95%	3.99%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Markit iBoxx USD Liquid Leveraged Loan Index	6.72%	5.98%	3.83%
Morningstar LSTA U.S. Leveraged Loan 100 Index	7.78%	6.93%	4.92%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$6,924,282,261
  Number of Portfolio Holdings668
  Portfolio Turnover Rate195%
  Total Advisory Fees Paid$50,453,280

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Senior Floating Rate Loans	86.5%
Corporate Bonds & Notes	11.3%
Short-Term Investments	4.0%
Repurchase Agreements	1.4%
Common Stocks	0.5%

Top Ten Holdings

Holdings	%
AssuredPartners, Inc., 7.83%, due 02/14/31	2.2%
Twitter, Inc., 10.93%, due 10/26/29	1.9%
Zayo Group Holdings, Inc., 7.44%, due 03/09/27	1.5%
Barclays Capital, Inc, 4.48%, due 06/15/26	1.4%
Boost Newco Borrower LLC, 6.30%, due 01/31/31	1.4%
McAfee LLC, 7.32%, due 03/01/29	1.3%
Gainwell Acquisition Corp., 8.40%, due 10/01/27	1.3%
Team Health Holdings, Inc., 9.53%, due 03/02/27	1.3%
Allied Universal Holdco LLC, 8.18%, due 05/12/28	1.3%
Great Outdoors Group LLC, 7.58%, due 01/23/32	1.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SRLN

SPDR DoubleLine Emerging Markets Fixed Income ETF

EMTL

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR DoubleLine Emerging Markets Fixed Income ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR DoubleLine Emerging Markets Fixed Income ETF	$67	0.65%

How did the Fund perform last year and what affected its performance?

Over the reporting period, Emerging Markets sovereign debt saw significant spread compression, while EM corporates generated positive returns but lagged sovereigns. The primary driver of the Fund’s relative underperformance was asset allocation. The Fund maintained an underweight to high yield credits relative to the Index which detracted from performance. Over the 12-month period, risk was broadly rewarded with the high yield subsector of the Index generating a return of 9.01% and the investment grade portion, 7.01%. In terms of regional allocation, the Fund lacked exposure to Europe, the best performing region within the Index, detracting from relative performance. In contrast, the Fund benefitted from its underweight to the Middle East and Asia, which had the least positive returns within the Index. The Fund ended the period with a shorter duration than the Index.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	EMTL	Bloomberg Global Aggregate Bond Index	JP Morgan Corporate Emerging Market Bond Index Broad Diversified Index
04/13/16	$10,000	$10,000	$10,000
04/30/16	$10,096	$10,085	$10,097
05/31/16	$10,130	$9,950	$10,118
06/30/16	$10,355	$10,240	$10,299
07/31/16	$10,576	$10,318	$10,462
08/31/16	$10,685	$10,267	$10,600
09/30/16	$10,692	$10,324	$10,616
10/31/16	$10,710	$10,037	$10,615
11/30/16	$10,546	$9,639	$10,395
12/31/16	$10,586	$9,594	$10,476
01/31/17	$10,710	$9,703	$10,605
02/28/17	$10,849	$9,748	$10,753
03/31/17	$10,898	$9,763	$10,787
04/30/17	$11,030	$9,873	$10,908
05/31/17	$11,123	$10,026	$10,978
06/30/17	$11,149	$10,017	$11,000
07/31/17	$11,234	$10,186	$11,087
08/31/17	$11,389	$10,287	$11,194
09/30/17	$11,381	$10,194	$11,233
10/31/17	$11,411	$10,156	$11,271
11/30/17	$11,391	$10,268	$11,274
12/31/17	$11,391	$10,304	$11,309
01/31/18	$11,324	$10,427	$11,317
02/28/18	$11,230	$10,334	$11,203
03/31/18	$11,218	$10,444	$11,182
04/30/18	$11,167	$10,277	$11,109
05/31/18	$11,147	$10,199	$11,031
06/30/18	$11,077	$10,154	$10,985
07/31/18	$11,226	$10,137	$11,144
08/31/18	$11,091	$10,147	$11,024
09/30/18	$11,204	$10,060	$11,128
10/31/18	$11,152	$9,947	$11,062
11/30/18	$11,100	$9,979	$11,044
12/31/18	$11,170	$10,180	$11,123
01/31/19	$11,468	$10,335	$11,425
02/28/19	$11,563	$10,276	$11,549
03/31/19	$11,732	$10,404	$11,696
04/30/19	$11,792	$10,374	$11,787
05/31/19	$11,892	$10,514	$11,845
06/30/19	$12,183	$10,747	$12,106
07/31/19	$12,288	$10,717	$12,214
08/31/19	$12,155	$10,935	$12,229
09/30/19	$12,209	$10,824	$12,307
10/31/19	$12,291	$10,896	$12,411
11/30/19	$12,292	$10,814	$12,458
12/31/19	$12,433	$10,877	$12,579
01/31/20	$12,650	$11,015	$12,773
02/29/20	$12,674	$11,089	$12,771
03/31/20	$11,074	$10,841	$11,300
04/30/20	$11,445	$11,054	$11,762
05/31/20	$11,934	$11,102	$12,223
06/30/20	$12,178	$11,201	$12,559
07/31/20	$12,387	$11,558	$12,851
08/31/20	$12,483	$11,541	$12,966
09/30/20	$12,474	$11,499	$12,904
10/31/20	$12,512	$11,510	$12,937
11/30/20	$12,693	$11,719	$13,282
12/31/20	$12,874	$11,877	$13,476
01/31/21	$12,854	$11,772	$13,467
02/28/21	$12,844	$11,570	$13,454
03/31/21	$12,744	$11,347	$13,368
04/30/21	$12,808	$11,490	$13,448
05/31/21	$12,875	$11,598	$13,535
06/30/21	$13,041	$11,496	$13,648
07/31/21	$13,060	$11,649	$13,678
08/31/21	$13,169	$11,600	$13,775
09/30/21	$12,961	$11,394	$13,683
10/31/21	$12,961	$11,367	$13,619
11/30/21	$12,886	$11,334	$13,544
12/31/21	$12,988	$11,318	$13,599
01/31/22	$12,605	$11,086	$13,371
02/28/22	$12,304	$10,954	$12,724
03/31/22	$12,206	$10,620	$12,400
04/30/22	$11,606	$10,039	$12,144
05/31/22	$11,677	$10,066	$12,073
06/30/22	$11,141	$9,743	$11,703
07/31/22	$11,436	$9,950	$11,826
08/31/22	$11,290	$9,557	$11,847
09/30/22	$10,514	$9,066	$11,394
10/31/22	$10,358	$9,004	$11,160
11/30/22	$11,070	$9,428	$11,750
12/31/22	$11,153	$9,479	$11,931
01/31/23	$11,563	$9,790	$12,294
02/28/23	$11,274	$9,465	$12,098
03/31/23	$11,384	$9,764	$12,198
04/30/23	$11,505	$9,807	$12,306
05/31/23	$11,467	$9,615	$12,234
06/30/23	$11,545	$9,614	$12,366
07/31/23	$11,699	$9,681	$12,487
08/31/23	$11,632	$9,549	$12,431
09/30/23	$11,472	$9,270	$12,334
10/31/23	$11,276	$9,159	$12,184
11/30/23	$11,776	$9,621	$12,628
12/31/23	$12,168	$10,021	$13,015
01/31/24	$12,253	$9,882	$13,092
02/29/24	$12,300	$9,758	$13,185
03/31/24	$12,413	$9,812	$13,317
04/30/24	$12,290	$9,564	$13,199
05/31/24	$12,456	$9,690	$13,391
06/30/24	$12,570	$9,703	$13,516
07/31/24	$12,763	$9,971	$13,719
08/31/24	$12,971	$10,207	$13,950
09/30/24	$13,098	$10,381	$14,121
10/31/24	$12,964	$10,033	$14,000
11/30/24	$13,000	$10,067	$14,084
12/31/24	$12,943	$9,851	$14,008
01/31/25	$13,078	$9,907	$14,119
02/28/25	$13,260	$10,049	$14,338
03/31/25	$13,310	$10,111	$14,347
04/30/25	$13,279	$10,408	$14,285
05/31/25	$13,379	$10,371	$14,373
06/30/25	$13,526	$10,568	$14,573

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 04/13/16
EMTL	7.61%	2.12%	3.33%
Bloomberg Global Aggregate Bond Index	8.91%	(1.16%)	0.60%
JP Morgan Corporate Emerging Market Bond Index Broad Diversified Index	7.82%	3.02%	4.17%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$92,547,077
  Number of Portfolio Holdings124
  Portfolio Turnover Rate56%
  Total Advisory Fees Paid$593,343

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Countries

Country	%
Peru	14.9%
Mexico	14.1%
Chile	12.8%
India	11.1%
Brazil	10.7%
Singapore	7.3%
Colombia	7.1%
Paraguay	4.9%
Indonesia	4.4%
Morocco	1.8%

Top Ten Holdings

Holdings	%
Chile Electricity Lux MPC II SARL, 5.67%, due 10/20/35	2.5%
Oversea-Chinese Banking Corp. Ltd., 1.83%, due 09/10/30	2.5%
Pertamina Persero PT, 1.40%, due 02/09/26	2.4%
DBS Group Holdings Ltd., 1.82%, due 03/10/31	2.4%
Banco Internacional del Peru SAA Interbank, 4.00%, due 07/08/30	2.2%
Guara Norte SARL, 5.20%, due 06/15/34	2.1%
Raizen Fuels Finance SA, 5.70%, due 01/17/35	2.0%
Banco de Credito del Peru SA, 3.25%, due 09/30/31	2.0%
GNL Quintero SA, 4.63%, due 07/31/29	1.9%
Mexico Generadora de Energia S de Real, 5.50%, due 12/06/32	1.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR EMTL

SPDR DoubleLine Short Duration Total Return Tactical ETF

STOT

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR DoubleLine Short Duration Total Return Tactical ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR DoubleLine Short Duration Total Return Tactical ETF	$46	0.45%

How did the Fund perform last year and what affected its performance?

The primary driver of underperformance was duration positioning as the Fund maintains a slightly shorter duration than the Index. This was not accretive to performance as rates at the short end of the U.S. Treasury yield curve, particularly the 2-year Treasury, fell materially over the reporting period. The Fund continues to maintain a higher credit allocation than the Index with a roughly sixty-five percent weighting to credit risk sectors, compared to approximately thirty percent in the Index.

The Fund’s best performing sector was non-Agency MBS as the sector experienced credit spread tightening and yields fell across the intermediate segment of the U.S. Treasury yield curve. Investment grade corporates and bank loans also delivered strong performance, as credit spreads on corporate assets tended to tighten over the period.

Every sector within the portfolio generated a positive return. The greatest contribution to the Fund’s performance during the period was U.S. Treasurys. No sector detracted from performance.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	STOT	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate 1-3 Year Index
04/13/16	$10,000	$10,000	$10,000
04/30/16	$10,022	$10,008	$10,010
05/31/16	$10,026	$10,010	$10,003
06/30/16	$10,104	$10,190	$10,063
07/31/16	$10,146	$10,254	$10,065
08/31/16	$10,153	$10,243	$10,055
09/30/16	$10,170	$10,237	$10,066
10/31/16	$10,166	$10,158	$10,063
11/30/16	$10,077	$9,918	$10,022
12/31/16	$10,092	$9,932	$10,028
01/31/17	$10,105	$9,952	$10,047
02/28/17	$10,142	$10,018	$10,063
03/31/17	$10,154	$10,013	$10,070
04/30/17	$10,202	$10,090	$10,088
05/31/17	$10,226	$10,168	$10,105
06/30/17	$10,219	$10,158	$10,101
07/31/17	$10,252	$10,202	$10,127
08/31/17	$10,283	$10,293	$10,148
09/30/17	$10,268	$10,244	$10,136
10/31/17	$10,267	$10,250	$10,133
11/30/17	$10,247	$10,237	$10,112
12/31/17	$10,256	$10,284	$10,115
01/31/18	$10,223	$10,165	$10,088
02/28/18	$10,205	$10,069	$10,078
03/31/18	$10,226	$10,134	$10,095
04/30/18	$10,212	$10,058	$10,084
05/31/18	$10,258	$10,130	$10,122
06/30/18	$10,263	$10,118	$10,123
07/31/18	$10,270	$10,120	$10,129
08/31/18	$10,303	$10,185	$10,165
09/30/18	$10,298	$10,120	$10,158
10/31/18	$10,292	$10,040	$10,168
11/30/18	$10,314	$10,100	$10,198
12/31/18	$10,375	$10,285	$10,277
01/31/19	$10,432	$10,394	$10,318
02/28/19	$10,457	$10,388	$10,334
03/31/19	$10,530	$10,588	$10,402
04/30/19	$10,567	$10,590	$10,426
05/31/19	$10,622	$10,778	$10,499
06/30/19	$10,692	$10,914	$10,557
07/31/19	$10,708	$10,938	$10,553
08/31/19	$10,762	$11,221	$10,636
09/30/19	$10,770	$11,161	$10,631
10/31/19	$10,798	$11,195	$10,668
11/30/19	$10,808	$11,189	$10,668
12/31/19	$10,837	$11,182	$10,692
01/31/20	$10,887	$11,397	$10,753
02/29/20	$10,935	$11,602	$10,840
03/31/20	$10,644	$11,534	$10,884
04/30/20	$10,793	$11,739	$10,943
05/31/20	$10,891	$11,793	$10,964
06/30/20	$10,952	$11,868	$10,979
07/31/20	$11,014	$12,045	$10,996
08/31/20	$11,040	$11,948	$10,998
09/30/20	$11,041	$11,941	$10,997
10/31/20	$11,043	$11,888	$10,996
11/30/20	$11,087	$12,004	$11,007
12/31/20	$11,123	$12,021	$11,022
01/31/21	$11,137	$11,935	$11,026
02/28/21	$11,109	$11,762	$11,019
03/31/21	$11,084	$11,616	$11,013
04/30/21	$11,118	$11,707	$11,022
05/31/21	$11,131	$11,746	$11,035
06/30/21	$11,138	$11,828	$11,019
07/31/21	$11,163	$11,960	$11,038
08/31/21	$11,171	$11,938	$11,038
09/30/21	$11,155	$11,834	$11,029
10/31/21	$11,127	$11,831	$10,993
11/30/21	$11,101	$11,866	$10,984
12/31/21	$11,115	$11,836	$10,967
01/31/22	$11,015	$11,581	$10,889
02/28/22	$10,945	$11,451	$10,840
03/31/22	$10,839	$11,133	$10,693
04/30/22	$10,750	$10,711	$10,633
05/31/22	$10,713	$10,780	$10,698
06/30/22	$10,635	$10,611	$10,624
07/31/22	$10,695	$10,870	$10,681
08/31/22	$10,687	$10,563	$10,595
09/30/22	$10,580	$10,106	$10,465
10/31/22	$10,520	$9,976	$10,451
11/30/22	$10,652	$10,342	$10,538
12/31/22	$10,694	$10,296	$10,559
01/31/23	$10,839	$10,612	$10,645
02/28/23	$10,803	$10,338	$10,565
03/31/23	$10,855	$10,601	$10,718
04/30/23	$10,917	$10,665	$10,755
05/31/23	$10,949	$10,549	$10,723
06/30/23	$10,980	$10,511	$10,680
07/31/23	$11,058	$10,504	$10,725
08/31/23	$11,098	$10,437	$10,765
09/30/23	$11,117	$10,172	$10,758
10/31/23	$11,137	$10,011	$10,793
11/30/23	$11,235	$10,464	$10,918
12/31/23	$11,370	$10,865	$11,050
01/31/24	$11,441	$10,835	$11,094
02/29/24	$11,451	$10,682	$11,055
03/31/24	$11,512	$10,781	$11,100
04/30/24	$11,506	$10,508	$11,062
05/31/24	$11,591	$10,687	$11,143
06/30/24	$11,654	$10,788	$11,205
07/31/24	$11,776	$11,040	$11,338
08/31/24	$11,872	$11,198	$11,442
09/30/24	$11,935	$11,348	$11,537
10/31/24	$11,894	$11,067	$11,470
11/30/24	$11,953	$11,184	$11,509
12/31/24	$11,973	$11,001	$11,534
01/31/25	$12,035	$11,059	$11,587
02/28/25	$12,131	$11,302	$11,669
03/31/25	$12,170	$11,307	$11,722
04/30/25	$12,226	$11,351	$11,810
05/31/25	$12,249	$11,270	$11,796
06/30/25	$12,332	$11,443	$11,872

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 04/13/16
STOT	5.82%	2.40%	2.30%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.47%
Bloomberg U.S. Aggregate 1-3 Year Index	5.95%	1.57%	1.88%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$254,073,888
  Number of Portfolio Holdings473
  Portfolio Turnover Rate70%
  Total Advisory Fees Paid$820,018

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Security Types

Asset Type	%
U.S. Treasury Obligations	31.7%
Asset-Backed Securities	20.6%
Mortgage-Backed Securities	13.6%
Commercial Mortgage-Backed Securities	7.3%
U.S. Government Agency Obligations	5.6%
Banks	2.5%
Electric	2.1%
Pipelines	1.8%
Short-Term Investments	1.8%
Diversified Financial Services	1.4%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 0.63%, due 07/31/26	7.0%
U.S. Treasury Notes, 0.75%, due 01/31/28	5.7%
U.S. Treasury Notes, 0.75%, due 05/31/26	5.5%
U.S. Treasury Notes, 0.88%, due 09/30/26	3.8%
U.S. Treasury Notes, 0.50%, due 06/30/27	3.3%
U.S. Treasury Bills, 4.18%, due 07/31/25	2.4%
U.S. Treasury Notes, 0.88%, due 11/15/30	2.0%
OBX Trust, Class A1, 5.56%, due 05/25/55	1.5%
PRPM Trust, Class A1, 5.69%, due 04/25/70	1.5%
U.S. Treasury Notes, 0.63%, due 03/31/27	1.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR STOT

SPDR DoubleLine Total Return Tactical ETF

TOTL

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR DoubleLine Total Return Tactical ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR DoubleLine Total Return Tactical ETF	$57	0.55%

How did the Fund perform last year and what affected its performance?

The primary driver of Fund performance was asset allocation as the Fund maintained a roughly forty percent weighting to credit risk sectors compared to approximately thirty percent in the Index. This contributed positively to performance as credit spreads tightened during the reporting period. The Fund maintained a slightly shorter duration than the Index.

The Fund’s best performing sector was high yield bonds as these assets significantly outperformed their investment grade counterparts because of material credit spread tightening in lower rated credits. Agency and non-Agency MBS also delivered strong performance as these longer-duration sectors benefitted from falling interest rates across the intermediate segment of the U.S. Treasury yield curve.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	TOTL	Bloomberg U.S. Aggregate Bond Index
06/30/15	$10,000	$10,000
07/31/15	$10,061	$10,070
08/31/15	$10,051	$10,055
09/30/15	$10,080	$10,123
10/31/15	$10,090	$10,125
11/30/15	$10,049	$10,098
12/31/15	$10,010	$10,065
01/31/16	$10,097	$10,204
02/29/16	$10,126	$10,276
03/31/16	$10,210	$10,371
04/30/16	$10,265	$10,410
05/31/16	$10,276	$10,413
06/30/16	$10,403	$10,600
07/31/16	$10,493	$10,667
08/31/16	$10,493	$10,655
09/30/16	$10,517	$10,649
10/31/16	$10,475	$10,567
11/30/16	$10,298	$10,317
12/31/16	$10,312	$10,332
01/31/17	$10,340	$10,352
02/28/17	$10,418	$10,422
03/31/17	$10,433	$10,416
04/30/17	$10,518	$10,497
05/31/17	$10,588	$10,577
06/30/17	$10,564	$10,567
07/31/17	$10,611	$10,612
08/31/17	$10,698	$10,707
09/30/17	$10,654	$10,656
10/31/17	$10,654	$10,663
11/30/17	$10,636	$10,649
12/31/17	$10,665	$10,698
01/31/18	$10,573	$10,575
02/28/18	$10,514	$10,474
03/31/18	$10,574	$10,542
04/30/18	$10,516	$10,463
05/31/18	$10,577	$10,538
06/30/18	$10,571	$10,525
07/31/18	$10,573	$10,527
08/31/18	$10,628	$10,595
09/30/18	$10,592	$10,527
10/31/18	$10,546	$10,444
11/30/18	$10,587	$10,506
12/31/18	$10,698	$10,699
01/31/19	$10,816	$10,813
02/28/19	$10,839	$10,806
03/31/19	$10,978	$11,014
04/30/19	$11,009	$11,017
05/31/19	$11,153	$11,212
06/30/19	$11,261	$11,353
07/31/19	$11,280	$11,378
08/31/19	$11,428	$11,673
09/30/19	$11,401	$11,611
10/31/19	$11,435	$11,646
11/30/19	$11,425	$11,640
12/31/19	$11,444	$11,632
01/31/20	$11,616	$11,855
02/29/20	$11,750	$12,069
03/31/20	$11,318	$11,998
04/30/20	$11,517	$12,211
05/31/20	$11,652	$12,268
06/30/20	$11,726	$12,345
07/31/20	$11,826	$12,530
08/31/20	$11,787	$12,428
09/30/20	$11,809	$12,422
10/31/20	$11,762	$12,366
11/30/20	$11,850	$12,488
12/31/20	$11,892	$12,505
01/31/21	$11,882	$12,415
02/28/21	$11,795	$12,236
03/31/21	$11,679	$12,083
04/30/21	$11,757	$12,178
05/31/21	$11,787	$12,218
06/30/21	$11,821	$12,304
07/31/21	$11,888	$12,442
08/31/21	$11,910	$12,418
09/30/21	$11,839	$12,310
10/31/21	$11,807	$12,307
11/30/21	$11,821	$12,343
12/31/21	$11,815	$12,312
01/31/22	$11,612	$12,047
02/28/22	$11,511	$11,912
03/31/22	$11,220	$11,581
04/30/22	$10,904	$11,142
05/31/22	$10,876	$11,214
06/30/22	$10,668	$11,038
07/31/22	$10,894	$11,307
08/31/22	$10,708	$10,988
09/30/22	$10,268	$10,513
10/31/22	$10,093	$10,377
11/30/22	$10,420	$10,759
12/31/22	$10,393	$10,710
01/31/23	$10,754	$11,040
02/28/23	$10,539	$10,754
03/31/23	$10,731	$11,027
04/30/23	$10,809	$11,094
05/31/23	$10,701	$10,973
06/30/23	$10,721	$10,934
07/31/23	$10,708	$10,927
08/31/23	$10,600	$10,857
09/30/23	$10,344	$10,581
10/31/23	$10,136	$10,414
11/30/23	$10,575	$10,886
12/31/23	$11,000	$11,302
01/31/24	$10,998	$11,271
02/29/24	$10,906	$11,112
03/31/24	$11,015	$11,215
04/30/24	$10,761	$10,931
05/31/24	$10,933	$11,117
06/30/24	$11,072	$11,222
07/31/24	$11,334	$11,484
08/31/24	$11,522	$11,649
09/30/24	$11,674	$11,805
10/31/24	$11,391	$11,512
11/30/24	$11,487	$11,634
12/31/24	$11,335	$11,444
01/31/25	$11,407	$11,504
02/28/25	$11,640	$11,757
03/31/25	$11,660	$11,762
04/30/25	$11,709	$11,808
05/31/25	$11,617	$11,723
06/30/25	$11,807	$11,904

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
TOTL	6.64%	0.14%	1.67%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$3,842,263,416
  Number of Portfolio Holdings1,484
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$18,490,203

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Type

Asset	%
U.S. Government Agency Obligations	34.5%
U.S. Treasury Obligations	21.4%
Mortgage-Backed Securities	13.0%
Corporate Bonds & Notes	12.0%
Asset-Backed Securities	11.4%
Short-Term Investments	3.9%
Commercial Mortgage Backed Securities	2.4%
Senior Floating Rate Loans	1.0%
Foreign Government Obligations	0.2%
Common Stocks	0.0%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 0.75%, due 03/31/26	6.4%
U.S. Treasury Notes, 0.75%, due 01/31/28	6.1%
U.S. Treasury Notes, 0.88%, due 09/30/26	2.4%
U.S. Treasury Notes, 0.88%, due 11/15/30	1.7%
U.S. Treasury Notes, 0.75%, due 05/31/26	1.7%
U.S. Treasury Notes, 0.63%, due 08/15/30	1.6%
U.S. Treasury Notes, 0.38%, due 11/30/25	1.5%
Federal Home Loan Mortgage Corp., 5.50%, due 07/01/54	1.3%
Federal Home Loan Mortgage Corp., 5.50%, due 10/01/54	0.9%
Federal National Mortgage Association, 5.50%, due 09/01/54	0.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR TOTL

SPDR Loomis Sayles Opportunistic Bond ETF

OBND

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Loomis Sayles Opportunistic Bond ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Loomis Sayles Opportunistic Bond ETF	$53	0.51%

How did the Fund perform last year and what affected its performance?

U.S. high yield corporate bond spreads tightened over the period and the sector was aided by generally lower rates and solid fundamentals despite headline volatility. Within the portfolio, our allocation to the sector positively contributed to absolute performance. Communications and consumer cyclical names were mostly responsible for the positive impact on return.

U.S. investment grade corporate bonds performed well as spreads tightened over the period. Within the portfolio, investment grade corporates contributed to absolute performance. Financial, particularly banking, names were primarily responsible for the positive impact.

Over the reporting period, bank loans were resilient as persistent inflation and growth dynamics lent themselves to the idea that the U.S. Federal Reserve may be slower to cut than originally anticipated. For the portfolio, our allocation to bank loans aided absolute performance, with individual technology issues adding in particular.

The use of derivatives instruments within the Fund had a positive impact over the period. The majority of this effect is attributed to long exposure in interest rate futures.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	OBND	Bloomberg U.S. Aggregate Bond Index	SPDR Loomis Sayles Oppurtunistic Bond Composite Index
09/27/21	$10,000	$10,000	$10,000
09/30/21	$10,004	$9,973	$9,963
10/31/21	$9,999	$9,970	$9,978
11/30/21	$9,938	$10,000	$9,952
12/31/21	$10,009	$9,974	$10,011
01/31/22	$9,833	$9,759	$9,783
02/28/22	$9,710	$9,650	$9,648
03/31/22	$9,591	$9,382	$9,500
04/30/22	$9,299	$9,026	$9,161
05/31/22	$9,205	$9,084	$9,150
06/30/22	$8,875	$8,942	$8,819
07/31/22	$9,222	$9,160	$9,138
08/31/22	$9,030	$8,902	$8,986
09/30/22	$8,620	$8,517	$8,610
10/31/22	$8,609	$8,407	$8,643
11/30/22	$8,934	$8,716	$8,939
12/31/22	$8,885	$8,677	$8,915
01/31/23	$9,242	$8,943	$9,238
02/28/23	$8,999	$8,712	$9,075
03/31/23	$9,164	$8,934	$9,224
04/30/23	$9,193	$8,988	$9,307
05/31/23	$9,122	$8,890	$9,214
06/30/23	$9,192	$8,858	$9,324
07/31/23	$9,272	$8,852	$9,402
08/31/23	$9,248	$8,795	$9,400
09/30/23	$9,118	$8,572	$9,269
10/31/23	$9,014	$8,437	$9,155
11/30/23	$9,377	$8,819	$9,560
12/31/23	$9,737	$9,156	$9,895
01/31/24	$9,733	$9,131	$9,904
02/29/24	$9,671	$9,002	$9,859
03/31/24	$9,780	$9,085	$9,973
04/30/24	$9,641	$8,856	$9,838
05/31/24	$9,761	$9,006	$9,980
06/30/24	$9,841	$9,091	$10,044
07/31/24	$10,016	$9,303	$10,229
08/31/24	$10,156	$9,437	$10,368
09/30/24	$10,291	$9,564	$10,520
10/31/24	$10,181	$9,326	$10,401
11/30/24	$10,293	$9,425	$10,522
12/31/24	$10,205	$9,271	$10,424
01/31/25	$10,293	$9,320	$10,506
02/28/25	$10,428	$9,525	$10,634
03/31/25	$10,371	$9,529	$10,583
04/30/25	$10,377	$9,566	$10,579
05/31/25	$10,465	$9,498	$10,664
06/30/25	$10,641	$9,644	$10,834

Average Annual Total Returns (%)

Name	1 Year	Since Inception 09/27/21
OBND	8.13%	1.67%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.96%)
SPDR Loomis Sayles Oppurtunistic Bond Composite Index	7.87%	2.16%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$46,940,849
  Number of Portfolio Holdings453
  Portfolio Turnover Rate129%
  Total Advisory Fees Paid$222,407

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Corporate Bonds & Notes	57.3%
Senior Floating Rate Loans	20.5%
Short-Term Investments	7.5%
Asset-Backed Securities	4.8%
Mutual Funds and Exchange Traded Products	4.8%
U.S. Treasury Obligations	4.6%
Convertible Bonds	0.8%
Commercial Mortgage Backed Securities	0.2%

Top Ten Holdings

Holdings	%
SPDR Blackstone Senior Loan ETF	4.8%
U.S. Treasury Bills, 3.98%, due 07/15/25	2.7%
BCC Middle Market CLO LLC, Class A1, due 07/17/37	2.0%
U.S. Treasury Bills, 4.25%, due 09/18/25	2.0%
HSBC Holdings PLC, 7.05%, due 06/05/30	1.0%
Helmerich & Payne, Inc., 5.50%, due 12/01/34	1.0%
UniCredit SpA, 7.30%, due 04/02/34	0.9%
Sedgwick Claims Management Services, Inc., 7.33%, due 07/31/31	0.8%
S&S Holdings LLC, 9.32%, due 10/01/31	0.7%
Galaxy U.S. Opco, Inc., 9.28%, due 07/31/30	0.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR OBND

SPDR Nuveen Municipal Bond ESG ETF

MBNE

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Nuveen Municipal Bond ESG ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Nuveen Municipal Bond ESG ETF	$43	0.43%

How did the Fund perform last year and what affected its performance?

Over the reporting period the Fund closely mirrored the performance of the Index until the volatility experienced during March and April of 2025. The Fund’s longer duration was the primary driver of underperformance during the reporting period. Detracting roughly 80bps from relative returns, the longer duration & maturity positioning of the Fund was negatively impacted the Fund after yields increased roughly 30bps during the final three months of the reporting period. However, the Fund’s rating allocations contributed positively. About 18bps of relative return was helped by the Funds overweight position within non-rated bonds. An overweight to BBB, BB, and B rated bonds contributed as well. Sector and security selection impacts were relatively flat in the short to intermediate area of the yield curve, while longer positioning detracted from relative returns. Overweight positioning within the Health Care space detracted as well as an overweight to Special Tax. However, intermediate range security selection in the Special Tax sector partially recouped about 5bps of relative return.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	MBNE	Bloomberg U.S. Aggregate Bond Index	Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
04/04/22	$10,000	$10,000	$10,000
04/30/22	$9,835	$9,641	$9,768
05/31/22	$9,968	$9,703	$9,912
06/30/22	$9,869	$9,551	$9,820
07/31/22	$10,108	$9,784	$10,056
08/31/22	$9,909	$9,507	$9,873
09/30/22	$9,597	$9,097	$9,551
10/31/22	$9,547	$8,979	$9,510
11/30/22	$9,891	$9,309	$9,867
12/31/22	$9,930	$9,267	$9,919
01/31/23	$10,149	$9,552	$10,158
02/28/23	$9,954	$9,305	$9,955
03/31/23	$10,135	$9,542	$10,158
04/30/23	$10,115	$9,599	$10,130
05/31/23	$10,032	$9,495	$10,032
06/30/23	$10,118	$9,461	$10,111
07/31/23	$10,142	$9,454	$10,153
08/31/23	$10,049	$9,394	$10,039
09/30/23	$9,826	$9,155	$9,794
10/31/23	$9,722	$9,011	$9,747
11/30/23	$10,240	$9,419	$10,252
12/31/23	$10,493	$9,779	$10,459
01/31/24	$10,484	$9,753	$10,415
02/29/24	$10,497	$9,615	$10,425
03/31/24	$10,511	$9,704	$10,425
04/30/24	$10,408	$9,458	$10,308
05/31/24	$10,396	$9,619	$10,238
06/30/24	$10,541	$9,710	$10,378
07/31/24	$10,627	$9,937	$10,472
08/31/24	$10,705	$10,079	$10,566
09/30/24	$10,821	$10,214	$10,657
10/31/24	$10,655	$9,961	$10,513
11/30/24	$10,808	$10,066	$10,649
12/31/24	$10,670	$9,902	$10,534
01/31/25	$10,721	$9,954	$10,607
02/28/25	$10,860	$10,173	$10,716
03/31/25	$10,610	$10,177	$10,569
04/30/25	$10,516	$10,217	$10,500
05/31/25	$10,524	$10,144	$10,560
06/30/25	$10,609	$10,300	$10,642

Average Annual Total Returns (%)

Name	1 Year	Since Inception 04/04/22
MBNE	0.64%	1.84%
Bloomberg U.S. Aggregate Bond Index	6.08%	0.92%
Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index	2.55%	1.94%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$13,007,202
  Number of Portfolio Holdings37
  Portfolio Turnover Rate39%
  Total Advisory Fees Paid$142,292

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten States

State	%
New York	16.4%
California	13.2%
Florida	7.8%
Virginia	6.7%
New Jersey	6.2%
Connecticut	5.8%
Wisconsin	5.2%
Illinois	4.2%
Washington	4.0%
Texas	3.9%

Top Ten Holdings

Holdings	%
Metropolitan Transportation Authority Dedicated Tax Fund Revenue, NY, 5.00%, due 11/15/37	4.8%
Public Finance Authority Revenue, WI, 4.00%, due 11/15/37	4.5%
Washington State Housing Finance Commission Revenue, WA, 5.50%, due 07/01/44	4.0%
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX, 5.50%, due 12/31/58	3.9%
Virginia Small Business Financing Authority Revenue, VA, 5.00%, due 01/01/37	3.9%
University of California Revenue, CA, 5.00%, due 05/15/38	3.8%
New Jersey Economic Development Authority Revenue, NJ, 5.00%, due 06/15/33	3.7%
Triborough Bridge & Tunnel Authority Revenue, NY, 5.00%, due 12/01/34	3.7%
County of Mecklenburg Revenue, NC, 5.00%, due 02/01/38	3.6%
City of San Francisco Public Utilities Commission Water Revenue, CA, 5.00%, due 11/01/34	3.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MBNE

SPDR Nuveen Municipal Bond ETF

MBND

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Nuveen Municipal Bond ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Nuveen Municipal Bond ETF	$40	0.40%

How did the Fund perform last year and what affected its performance?

Over the period the Fund closely mirrored the performance of the Index until the volatility experienced during March and April of 2025. The Fund’s longer duration was the primary driver of underperformance during the reporting period. Detracting almost 90bps from relative returns, the longer duration & maturity positioning of the Fund was negatively impacted the Fund after yields increased roughly 30bps during the final three months of the reporting period. However, the Fund’s rating allocations contributed positively. About 15bps of relative return was helped by the Funds overweight position within non-rated bonds. An overweight to BBB and BB rated bonds contributed as well. Sector and security selection was a net positive for the Fund versus the benchmark. Overweight positioning within the Electric Utility space detracted as well as an overweight to Health Care. Security selection benefited the Fund in longer duration, lower credit quality segments of the market.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	MBND	Bloomberg U.S. Aggregate Bond Index	Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
02/04/21	$10,000	$10,000	$10,000
02/28/21	$9,838	$9,882	$9,855
03/31/21	$9,896	$9,759	$9,906
04/30/21	$10,011	$9,836	$9,974
05/31/21	$10,045	$9,868	$9,990
06/30/21	$10,069	$9,937	$10,004
07/31/21	$10,157	$10,049	$10,084
08/31/21	$10,121	$10,029	$10,061
09/30/21	$10,029	$9,943	$9,994
10/31/21	$9,994	$9,940	$9,962
11/30/21	$10,065	$9,969	$10,020
12/31/21	$10,070	$9,944	$10,036
01/31/22	$9,756	$9,730	$9,773
02/28/22	$9,709	$9,621	$9,741
03/31/22	$9,412	$9,354	$9,463
04/30/22	$9,173	$8,999	$9,248
05/31/22	$9,283	$9,057	$9,385
06/30/22	$9,180	$8,915	$9,297
07/31/22	$9,408	$9,132	$9,522
08/31/22	$9,212	$8,874	$9,348
09/30/22	$8,881	$8,491	$9,043
10/31/22	$8,836	$8,381	$9,004
11/30/22	$9,176	$8,689	$9,343
12/31/22	$9,187	$8,650	$9,392
01/31/23	$9,408	$8,916	$9,617
02/28/23	$9,228	$8,686	$9,426
03/31/23	$9,384	$8,906	$9,617
04/30/23	$9,374	$8,960	$9,591
05/31/23	$9,301	$8,863	$9,499
06/30/23	$9,373	$8,831	$9,573
07/31/23	$9,398	$8,825	$9,613
08/31/23	$9,317	$8,769	$9,505
09/30/23	$9,124	$8,546	$9,273
10/31/23	$9,032	$8,411	$9,228
11/30/23	$9,493	$8,792	$9,706
12/31/23	$9,724	$9,128	$9,903
01/31/24	$9,726	$9,103	$9,861
02/29/24	$9,751	$8,975	$9,870
03/31/24	$9,770	$9,057	$9,870
04/30/24	$9,672	$8,829	$9,759
05/31/24	$9,660	$8,978	$9,694
06/30/24	$9,803	$9,063	$9,826
07/31/24	$9,889	$9,275	$9,915
08/31/24	$9,972	$9,408	$10,004
09/30/24	$10,083	$9,534	$10,090
10/31/24	$9,921	$9,298	$9,954
11/30/24	$10,066	$9,396	$10,083
12/31/24	$9,950	$9,242	$9,973
01/31/25	$10,006	$9,291	$10,043
02/28/25	$10,142	$9,496	$10,146
03/31/25	$9,956	$9,499	$10,007
04/30/25	$9,892	$9,537	$9,941
05/31/25	$9,893	$9,469	$9,998
06/30/25	$9,970	$9,614	$10,076

Average Annual Total Returns (%)

Name	1 Year	Since Inception 02/04/21
MBND	1.70%	(0.07%)
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.89%)
Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index	2.55%	0.17%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$28,452,048
  Number of Portfolio Holdings77
  Portfolio Turnover Rate55%
  Total Advisory Fees Paid$183,764

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten States

State	%
California	12.0%
Texas	11.2%
New York	7.2%
Florida	6.4%
Oklahoma	5.5%
Georgia	5.5%
Alabama	5.2%
Utah	3.6%
New Jersey	3.3%
New Mexico	3.3%

Top Ten Holdings

Holdings	%
California Community Choice Financing Authority Revenue, CA, 5.00%, due 09/01/32	3.8%
New Mexico Hospital Equipment Loan Council Revenue, NM, 4.00%, due 08/01/39	3.3%
South Carolina Jobs-Economic Development Authority Revenue, SC, 5.00%, due 11/01/39	2.8%
Oklahoma Turnpike Authority Revenue, OK, 5.00%, due 01/01/44	2.7%
Southeast Energy Authority A Cooperative District Revenue, AL, 5.00%, due 11/01/35	2.7%
Utah Telecommunication Open Infrastructure Agency Revenue, UT, 4.38%, due 06/01/40	2.7%
New York City Industrial Development Agency Revenue, NY, 3.00%, due 03/01/36	2.5%
Triborough Bridge & Tunnel Authority Revenue, NY, 5.00%, due 12/01/34	2.3%
Main Street Natural Gas, Inc. Revenue, GA, 5.00%, due 12/01/53	2.2%
Fort Bend Independent School District, General Obligation, TX, 4.00%, due 02/15/33	2.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MBND

SPDR SSGA Fixed Income Sector Rotation ETF

FISR

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR SSGA Fixed Income Sector Rotation ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA Fixed Income Sector Rotation ETF	$35	0.34%

How did the Fund perform last year and what affected its performance?

The reporting period was characterized by divergences in central banks’ monetary policies in response to unsynchronized global economic growth. The Fund underperformed the Bloomberg U.S. Aggregate Bond Index during the reporting period. Although the inflation expectation has largely been quenched, investors fled from long term treasury bonds after the announcement of the U.S. administration's tariff and fiscal bill. The Fund maintained an overweight position in long-term Treasury bonds based on expectations that the U.S. Federal Reserve would lower interest rates as economic conditions normalized. However, this positioning detracted from performance when investors sold off long-term Treasuries following new tariff and fiscal policy announcements. The overweight position in international treasury bonds contributed positively to the Fund’s performance with broad based currency appreciation as the U.S. dollar generally weakened and offset some of the negative impact from the long-term Treasury holdings. The Fund’s overweight position in high yield bonds added value as corporate profit margin were still able to absorb the initial shock coming from the announced tariffs and service the interest charges.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	FISR	Bloomberg U.S. Aggregate Bond Index
04/02/19	$10,000	$10,000
04/30/19	$10,052	$10,032
05/31/19	$10,169	$10,210
06/30/19	$10,381	$10,338
07/31/19	$10,414	$10,361
08/31/19	$10,616	$10,629
09/30/19	$10,602	$10,573
10/31/19	$10,628	$10,604
11/30/19	$10,613	$10,599
12/31/19	$10,645	$10,592
01/31/20	$10,776	$10,795
02/29/20	$10,855	$10,990
03/31/20	$10,680	$10,925
04/30/20	$10,888	$11,119
05/31/20	$10,991	$11,171
06/30/20	$11,047	$11,241
07/31/20	$11,219	$11,409
08/31/20	$11,125	$11,317
09/30/20	$11,099	$11,311
10/31/20	$11,065	$11,261
11/30/20	$11,257	$11,371
12/31/20	$11,288	$11,387
01/31/21	$11,146	$11,305
02/28/21	$10,962	$11,142
03/31/21	$10,828	$11,003
04/30/21	$10,918	$11,090
05/31/21	$10,937	$11,126
06/30/21	$11,079	$11,204
07/31/21	$11,215	$11,329
08/31/21	$11,185	$11,308
09/30/21	$11,059	$11,210
10/31/21	$11,093	$11,207
11/30/21	$11,124	$11,240
12/31/21	$11,084	$11,211
01/31/22	$10,798	$10,970
02/28/22	$10,665	$10,847
03/31/22	$10,355	$10,546
04/30/22	$9,891	$10,146
05/31/22	$9,902	$10,211
06/30/22	$9,774	$10,051
07/31/22	$9,986	$10,296
08/31/22	$9,675	$10,006
09/30/22	$9,232	$9,573
10/31/22	$9,108	$9,449
11/30/22	$9,450	$9,797
12/31/22	$9,347	$9,753
01/31/23	$9,689	$10,053
02/28/23	$9,396	$9,793
03/31/23	$9,664	$10,041
04/30/23	$9,716	$10,102
05/31/23	$9,595	$9,992
06/30/23	$9,566	$9,957
07/31/23	$9,553	$9,950
08/31/23	$9,472	$9,886
09/30/23	$9,218	$9,635
10/31/23	$9,082	$9,483
11/30/23	$9,479	$9,912
12/31/23	$9,835	$10,292
01/31/24	$9,814	$10,263
02/29/24	$9,660	$10,118
03/31/24	$9,736	$10,212
04/30/24	$9,494	$9,954
05/31/24	$9,653	$10,123
06/30/24	$9,746	$10,219
07/31/24	$9,974	$10,457
08/31/24	$10,104	$10,608
09/30/24	$10,256	$10,750
10/31/24	$9,985	$10,483
11/30/24	$10,100	$10,594
12/31/24	$9,931	$10,420
01/31/25	$9,989	$10,476
02/28/25	$10,202	$10,706
03/31/25	$10,196	$10,710
04/30/25	$10,209	$10,752
05/31/25	$10,109	$10,675
06/30/25	$10,275	$10,839

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 04/02/19
FISR	5.43%	(1.44%)	0.44%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.30%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$430,644,429
  Number of Portfolio Holdings9
  Portfolio Turnover Rate127%
  Total Advisory Fees Paid$1,086,581

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset Type	%
Domestic Fixed Income	100.0%
Short-Term Investments	4.8%

Top Holdings

Holdings	%
SPDR Portfolio Intermediate Term Treasury ETF	38.2%
SPDR Portfolio Mortgage-Backed Bond ETF	30.1%
SPDR Portfolio Long Term Treasury ETF	11.2%
SPDR Portfolio Long Term Corporate Bond ETF	10.7%
SPDR Bloomberg 1-3 Month T-Bills ETF	5.5%
SPDR Bloomberg High Yield Bond ETF	4.3%
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR FISR

SPDR SSGA Global Allocation ETF

GAL

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR SSGA Global Allocation ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA Global Allocation ETF	$14	0.13%

How did the Fund perform last year and what affected its performance?

The reporting period was punctuated by relatively strong equity markets at the beginning and end of the time period and choppy market performance in between. While the Fund delivered more stable results than its all-equity benchmark (MSCI ACWI IMI) – the equity market rally during the 2nd quarter of 2025 led to Fund underperformance. The Fund generally maintained an overweight to growth oriented asset classes such as equities and commodities as market and economic trends supported a risk-taking stance, including easing inflation pressures, stimulus from China and expectations for stronger growth and deregulation following President Trump’s election. However, the Fund held an underweight to equities later in the reporting period as volatility increased due to the U.S. administration’s tariff and trade policy. That positioning detracted from value as markets quickly recovered from the initial shock of the trade announcements. The Fund’s global exposure helped to offset that driver of relative underperformance as international equities outperformed U.S. equities amidst improved corporate performance and governance, plans for fiscal expansion in Europe and currency appreciation.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	GAL	MSCI ACWI IMI Index	Bloomberg U.S. Aggregate Bond Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,144	$10,058	$10,070
08/31/15	$9,646	$9,384	$10,055
09/30/15	$9,438	$9,041	$10,123
10/31/15	$9,871	$9,725	$10,125
11/30/15	$9,874	$9,665	$10,098
12/31/15	$9,667	$9,484	$10,065
01/31/16	$9,421	$8,890	$10,204
02/29/16	$9,342	$8,844	$10,276
03/31/16	$9,746	$9,513	$10,371
04/30/16	$9,784	$9,663	$10,410
05/31/16	$9,815	$9,683	$10,413
06/30/16	$9,937	$9,613	$10,600
07/31/16	$10,183	$10,041	$10,667
08/31/16	$10,098	$10,075	$10,655
09/30/16	$10,131	$10,149	$10,649
10/31/16	$9,888	$9,952	$10,567
11/30/16	$9,844	$10,060	$10,317
12/31/16	$9,974	$10,277	$10,332
01/31/17	$10,151	$10,555	$10,352
02/28/17	$10,370	$10,846	$10,422
03/31/17	$10,444	$10,975	$10,416
04/30/17	$10,587	$11,151	$10,497
05/31/17	$10,786	$11,374	$10,577
06/30/17	$10,844	$11,441	$10,567
07/31/17	$11,077	$11,755	$10,612
08/31/17	$11,132	$11,796	$10,707
09/30/17	$11,291	$12,049	$10,656
10/31/17	$11,464	$12,293	$10,663
11/30/17	$11,642	$12,534	$10,649
12/31/17	$11,807	$12,739	$10,698
01/31/18	$12,306	$13,425	$10,575
02/28/18	$11,861	$12,865	$10,474
03/31/18	$11,775	$12,625	$10,542
04/30/18	$11,781	$12,742	$10,463
05/31/18	$11,829	$12,793	$10,538
06/30/18	$11,761	$12,716	$10,525
07/31/18	$11,965	$13,068	$10,527
08/31/18	$12,049	$13,188	$10,595
09/30/18	$12,060	$13,209	$10,527
10/31/18	$11,356	$12,176	$10,444
11/30/18	$11,496	$12,348	$10,506
12/31/18	$10,950	$11,455	$10,699
01/31/19	$11,641	$12,387	$10,813
02/28/19	$11,817	$12,731	$10,806
03/31/19	$11,964	$12,863	$11,014
04/30/19	$12,181	$13,288	$11,017
05/31/19	$11,741	$12,492	$11,212
06/30/19	$12,276	$13,296	$11,353
07/31/19	$12,277	$13,336	$11,378
08/31/19	$12,293	$13,000	$11,673
09/30/19	$12,423	$13,272	$11,611
10/31/19	$12,631	$13,638	$11,646
11/30/19	$12,734	$13,977	$11,640
12/31/19	$13,060	$14,473	$11,632
01/31/20	$12,914	$14,282	$11,855
02/29/20	$12,162	$13,113	$12,069
03/31/20	$10,659	$11,226	$11,998
04/30/20	$11,480	$12,462	$12,211
05/31/20	$11,881	$13,035	$12,268
06/30/20	$12,153	$13,452	$12,345
07/31/20	$12,685	$14,151	$12,530
08/31/20	$13,118	$15,007	$12,428
09/30/20	$12,864	$14,542	$12,422
10/31/20	$12,687	$14,227	$12,366
11/30/20	$13,691	$16,029	$12,488
12/31/20	$14,239	$16,825	$12,505
01/31/21	$14,188	$16,796	$12,415
02/28/21	$14,450	$17,242	$12,236
03/31/21	$14,671	$17,689	$12,083
04/30/21	$15,116	$18,457	$12,178
05/31/21	$15,375	$18,732	$12,218
06/30/21	$15,496	$18,959	$12,304
07/31/21	$15,610	$19,054	$12,442
08/31/21	$15,839	$19,526	$12,418
09/30/21	$15,375	$18,747	$12,310
10/31/21	$15,877	$19,659	$12,307
11/30/21	$15,563	$19,132	$12,343
12/31/21	$15,988	$19,891	$12,312
01/31/22	$15,475	$18,859	$12,047
02/28/22	$15,250	$18,428	$11,912
03/31/22	$15,305	$18,804	$11,581
04/30/22	$14,469	$17,310	$11,142
05/31/22	$14,597	$17,320	$11,214
06/30/22	$13,701	$15,826	$11,038
07/31/22	$14,244	$16,957	$11,307
08/31/22	$13,777	$16,355	$10,988
09/30/22	$12,788	$14,776	$10,513
10/31/22	$13,275	$15,685	$10,377
11/30/22	$14,186	$16,879	$10,759
12/31/22	$13,842	$16,231	$10,710
01/31/23	$14,652	$17,426	$11,040
02/28/23	$14,153	$16,942	$10,754
03/31/23	$14,472	$17,359	$11,027
04/30/23	$14,660	$17,580	$11,094
05/31/23	$14,391	$17,367	$10,973
06/30/23	$14,954	$18,380	$10,934
07/31/23	$15,346	$19,083	$10,927
08/31/23	$14,978	$18,535	$10,857
09/30/23	$14,433	$17,755	$10,581
10/31/23	$14,137	$17,164	$10,414
11/30/23	$15,045	$18,750	$10,886
12/31/23	$15,712	$19,734	$11,302
01/31/24	$15,622	$19,778	$11,271
02/29/24	$16,020	$20,605	$11,112
03/31/24	$16,423	$21,256	$11,215
04/30/24	$16,008	$20,535	$10,931
05/31/24	$16,520	$21,367	$11,117
06/30/24	$16,621	$21,762	$11,222
07/31/24	$16,975	$22,210	$11,484
08/31/24	$17,206	$22,729	$11,649
09/30/24	$17,603	$23,252	$11,805
10/31/24	$17,245	$22,713	$11,512
11/30/24	$17,648	$23,599	$11,634
12/31/24	$17,250	$22,964	$11,444
01/31/25	$17,595	$23,716	$11,504
02/28/25	$17,708	$23,507	$11,757
03/31/25	$17,579	$22,595	$11,762
04/30/25	$17,590	$22,807	$11,808
05/31/25	$18,050	$24,127	$11,723
06/30/25	$18,592	$25,220	$11,904

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
GAL	11.86%	8.87%	6.40%
MSCI ACWI IMI Index	15.89%	13.39%	9.69%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$257,440,969
  Number of Portfolio Holdings25
  Portfolio Turnover Rate139%
  Total Advisory Fees Paid$298,412

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Asset Allocation

Asset Type	%
Domestic Fixed Income	32.7%
Domestic Equity	27.8%
International Equity	19.5%
Short-Term Investments	15.2%
International Fixed Income	7.6%
Real Estate	4.9%
Inflation Linked	4.0%

Top Ten Holdings

Holdings	%
SPDR S&P 500 ETF Trust	17.3%
SPDR Portfolio Aggregate Bond ETF	16.6%
SPDR Portfolio Developed World ex-U.S. ETF	8.9%
SPDR Portfolio Emerging Markets ETF	7.5%
SPDR Bloomberg 1-10 Year TIPS ETF	4.0%
SPDR Portfolio Long Term Corporate Bond ETF	3.6%
SPDR Dow Jones REIT ETF	3.4%
SPDR Bloomberg International Corporate Bond ETF	3.1%
SPDR S&P International Small Cap ETF	3.0%
SPDR Bloomberg Emerging Markets USD Bond ETF	3.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR GAL

SPDR SSGA Income Allocation ETF

INKM

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR SSGA Income Allocation ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA Income Allocation ETF	$18	0.17%

How did the Fund perform last year and what affected its performance?

The reporting period was punctuated by relatively strong equity markets at the beginning and end of the time period and choppy market performance in between. The Fund underperformed its primary benchmark and outperformed its secondary benchmark. The Fund generally maintained an overweight to growth oriented asset classes such as equities and commodities as market and economic trends supported a risk-taking stance, including easing inflation pressures, stimulus from China and expectations for stronger growth and deregulation following President Trump’s election. However, the Fund held an underweight to equities later in the reporting period as volatility increased due to the U.S. administration’s tariff and trade policy. That positioning detracted from value as markets quickly recovered from the initial shock of the trade announcements. The Fund’s investments in non-U.S. dividend paying companies helped to add value as international dividend payers not only outperformed U.S. equities but they also outpaced international equities generally as they suffered less downside risk during volatility associated with yen carry trade unwinds and tariff volatility.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	INKM	Bloomberg U.S. Aggregate Bond Index	MSCI World Index	Bloomberg U.S. Long Government/Credit Bond Index
06/30/15	$10,000	$10,000	$10,000	$10,000
07/31/15	$10,127	$10,070	$10,180	$10,218
08/31/15	$9,703	$10,055	$9,506	$10,136
09/30/15	$9,556	$10,123	$9,155	$10,218
10/31/15	$9,937	$10,125	$9,881	$10,260
11/30/15	$9,867	$10,098	$9,832	$10,202
12/31/15	$9,691	$10,065	$9,659	$10,122
01/31/16	$9,532	$10,204	$9,081	$10,334
02/29/16	$9,557	$10,276	$9,013	$10,561
03/31/16	$9,998	$10,371	$9,625	$10,861
04/30/16	$10,091	$10,410	$9,777	$10,994
05/31/16	$10,121	$10,413	$9,832	$11,030
06/30/16	$10,377	$10,600	$9,722	$11,572
07/31/16	$10,621	$10,667	$10,133	$11,868
08/31/16	$10,572	$10,655	$10,141	$11,865
09/30/16	$10,564	$10,649	$10,195	$11,715
10/31/16	$10,302	$10,567	$9,998	$11,383
11/30/16	$10,178	$10,317	$10,142	$10,719
12/31/16	$10,331	$10,332	$10,384	$10,797
01/31/17	$10,468	$10,352	$10,635	$10,830
02/28/17	$10,684	$10,422	$10,930	$11,029
03/31/17	$10,721	$10,416	$11,046	$10,967
04/30/17	$10,852	$10,497	$11,210	$11,137
05/31/17	$11,040	$10,577	$11,447	$11,362
06/30/17	$11,081	$10,567	$11,491	$11,449
07/31/17	$11,264	$10,612	$11,766	$11,479
08/31/17	$11,337	$10,707	$11,783	$11,736
09/30/17	$11,379	$10,656	$12,047	$11,623
10/31/17	$11,438	$10,663	$12,275	$11,670
11/30/17	$11,604	$10,649	$12,541	$11,732
12/31/17	$11,739	$10,698	$12,710	$11,954
01/31/18	$11,916	$10,575	$13,381	$11,708
02/28/18	$11,486	$10,474	$12,827	$11,338
03/31/18	$11,537	$10,542	$12,547	$11,525
04/30/18	$11,464	$10,463	$12,692	$11,301
05/31/18	$11,467	$10,538	$12,771	$11,430
06/30/18	$11,451	$10,525	$12,765	$11,359
07/31/18	$11,654	$10,527	$13,164	$11,387
08/31/18	$11,670	$10,595	$13,327	$11,484
09/30/18	$11,584	$10,527	$13,401	$11,306
10/31/18	$11,267	$10,444	$12,417	$10,927
11/30/18	$11,406	$10,506	$12,558	$10,987
12/31/18	$11,121	$10,699	$11,603	$11,394
01/31/19	$11,736	$10,813	$12,506	$11,649
02/28/19	$11,820	$10,806	$12,882	$11,585
03/31/19	$11,996	$11,014	$13,051	$12,129
04/30/19	$12,107	$11,017	$13,514	$12,080
05/31/19	$11,934	$11,212	$12,734	$12,579
06/30/19	$12,359	$11,353	$13,573	$12,928
07/31/19	$12,391	$11,378	$13,640	$13,022
08/31/19	$12,418	$11,673	$13,361	$14,048
09/30/19	$12,640	$11,611	$13,646	$13,780
10/31/19	$12,733	$11,646	$13,993	$13,772
11/30/19	$12,792	$11,640	$14,383	$13,783
12/31/19	$13,023	$11,632	$14,814	$13,626
01/31/20	$13,039	$11,855	$14,723	$14,338
02/29/20	$12,544	$12,069	$13,479	$14,913
03/31/20	$10,559	$11,998	$11,695	$14,472
04/30/20	$11,297	$12,211	$12,973	$15,125
05/31/20	$11,538	$12,268	$13,599	$15,138
06/30/20	$11,795	$12,345	$13,959	$15,373
07/31/20	$12,181	$12,530	$14,627	$16,189
08/31/20	$12,299	$12,428	$15,604	$15,582
09/30/20	$12,133	$12,422	$15,066	$15,560
10/31/20	$12,079	$12,366	$14,604	$15,314
11/30/20	$13,035	$12,488	$16,471	$15,853
12/31/20	$13,411	$12,505	$17,169	$15,822
01/31/21	$13,367	$12,415	$16,999	$15,351
02/28/21	$13,587	$12,236	$17,434	$14,707
03/31/21	$13,812	$12,083	$18,014	$14,175
04/30/21	$14,122	$12,178	$18,853	$14,452
05/31/21	$14,316	$12,218	$19,124	$14,570
06/30/21	$14,378	$12,304	$19,409	$15,088
07/31/21	$14,391	$12,442	$19,757	$15,507
08/31/21	$14,522	$12,418	$20,249	$15,460
09/30/21	$14,258	$12,310	$19,408	$15,099
10/31/21	$14,484	$12,307	$20,507	$15,345
11/30/21	$14,231	$12,343	$20,058	$15,551
12/31/21	$14,555	$12,312	$20,915	$15,424
01/31/22	$14,345	$12,047	$19,809	$14,667
02/28/22	$14,089	$11,912	$19,308	$14,295
03/31/22	$14,131	$11,581	$19,837	$13,734
04/30/22	$13,461	$11,142	$18,189	$12,457
05/31/22	$13,598	$11,214	$18,203	$12,418
06/30/22	$12,881	$11,038	$16,626	$12,049
07/31/22	$13,329	$11,307	$17,947	$12,501
08/31/22	$12,966	$10,988	$17,196	$11,952
09/30/22	$11,977	$10,513	$15,598	$10,960
10/31/22	$12,258	$10,377	$16,718	$10,546
11/30/22	$12,972	$10,759	$17,880	$11,404
12/31/22	$12,732	$10,710	$17,121	$11,246
01/31/23	$13,532	$11,040	$18,332	$11,987
02/28/23	$13,089	$10,754	$17,892	$11,392
03/31/23	$13,205	$11,027	$18,444	$11,894
04/30/23	$13,313	$11,094	$18,768	$11,978
05/31/23	$12,984	$10,973	$18,580	$11,650
06/30/23	$13,369	$10,934	$19,704	$11,740
07/31/23	$13,627	$10,927	$20,366	$11,613
08/31/23	$13,348	$10,857	$19,880	$11,344
09/30/23	$12,863	$10,581	$19,022	$10,639
10/31/23	$12,499	$10,414	$18,470	$10,160
11/30/23	$13,350	$10,886	$20,202	$11,165
12/31/23	$14,043	$11,302	$21,193	$12,047
01/31/24	$13,924	$11,271	$21,448	$11,863
02/29/24	$13,945	$11,112	$22,357	$11,573
03/31/24	$14,232	$11,215	$23,076	$11,757
04/30/24	$13,842	$10,931	$22,218	$11,115
05/31/24	$14,181	$11,117	$23,210	$11,429
06/30/24	$14,186	$11,222	$23,683	$11,554
07/31/24	$14,685	$11,484	$24,100	$11,941
08/31/24	$15,018	$11,649	$24,737	$12,190
09/30/24	$15,315	$11,805	$25,190	$12,473
10/31/24	$15,039	$11,512	$24,690	$11,889
11/30/24	$15,363	$11,634	$25,823	$12,128
12/31/24	$14,853	$11,444	$25,150	$11,547
01/31/25	$15,077	$11,504	$26,038	$11,596
02/28/25	$15,303	$11,757	$25,851	$12,096
03/31/25	$15,221	$11,762	$24,700	$11,959
04/30/25	$15,258	$11,808	$24,919	$11,821
05/31/25	$15,402	$11,723	$26,394	$11,617
06/30/25	$15,694	$11,904	$27,533	$11,937

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
INKM	10.62%	5.88%	4.61%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
MSCI World Index	16.26%	14.55%	10.66%
Bloomberg U.S. Long Government/Credit Bond Index	3.32%	(4.93%)	1.79%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$67,540,734
  Number of Portfolio Holdings17
  Portfolio Turnover Rate99%
  Total Advisory Fees Paid$122,574

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Asset Allocation

Asset Type	%
Domestic Fixed Income	42.0%
Domestic Equity	27.6%
Short-Term Investments	17.4%
International Fixed Income	14.3%
International Equity	9.2%
Real Estate	6.9%

Top Ten Holdings

Holdings	%
SPDR Portfolio Long Term Treasury ETF	14.0%
SPDR Ssga U.S. Equity Premium Income ETF	10.1%
SPDR Bloomberg High Yield Bond ETF	10.0%
SPDR Bloomberg Emerging Markets USD Bond ETF	9.2%
SPDR S&P Global Infrastructure ETF	9.2%
SPDR Dow Jones REIT ETF	6.9%
SPDR Blackstone Senior Loan ETF	6.1%
SPDR ICE Preferred Securities ETF	6.0%
SPDR Portfolio S&P 500 High Dividend ETF	5.7%
Schwab U.S. Dividend Equity ETF	5.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR INKM

SPDR SSGA Multi-Asset Real Return ETF

RLY

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR SSGA Multi-Asset Real Return ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA Multi-Asset Real Return ETF	$15	0.14%

How did the Fund perform last year and what affected its performance?

The reporting period was characterized by positive returns for most asset classes, but particularly global infrastructure, metals and mining, and global REITs. In that environment, the multi-asset exposure of the Fund led to outperformance when measured against an all-fixed income benchmark such as the Bloomberg U.S. Government Inflation-Linked Bond Index and a broad commodity Index such as the DBIQ Optimum Yield Diversified Commodity Index. The Fund experienced challenging performance relative to its custom benchmark in the bookend quarters. In Q3 2024, inflation was grinding lower, and the U.S. Federal Reserve began cutting rates, which sent yields across the curve meaningfully lower. This was a tailwind for rate sensitive assets like REITs, which outperformed. The Fund was underweight REITs, with an overweight to energy, which underperformed as slowing economic growth and solid supply weighed on the sector. The allocation to energy was also a detractor in Q2 2025 as the sector sold off following the tariff announcement. Aspects of the Fund’s strategy which benefited performance were targeted overweight allocations to global infrastructure and metals and mining, two of the top performing assets over the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	RLY	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government Inflation-Linked Bond Index	DBIQ Optimum Yield Diversified Commodity Index Excess Return
06/30/15	$10,000	$10,000	$10,000	$10,000
07/31/15	$9,552	$10,070	$10,031	$8,781
08/31/15	$9,163	$10,055	$9,946	$8,771
09/30/15	$8,803	$10,123	$9,878	$8,410
10/31/15	$9,198	$10,125	$9,909	$8,471
11/30/15	$8,955	$10,098	$9,900	$7,913
12/31/15	$8,671	$10,065	$9,816	$7,444
01/31/16	$8,415	$10,204	$9,967	$7,146
02/29/16	$8,550	$10,276	$10,084	$7,105
03/31/16	$9,073	$10,371	$10,274	$7,424
04/30/16	$9,417	$10,410	$10,314	$8,124
05/31/16	$9,275	$10,413	$10,236	$8,240
06/30/16	$9,578	$10,600	$10,459	$8,559
07/31/16	$9,656	$10,667	$10,564	$8,007
08/31/16	$9,571	$10,655	$10,518	$8,054
09/30/16	$9,707	$10,649	$10,571	$8,419
10/31/16	$9,487	$10,567	$10,520	$8,374
11/30/16	$9,521	$10,317	$10,308	$8,553
12/31/16	$9,715	$10,332	$10,292	$8,870
01/31/17	$9,849	$10,352	$10,381	$8,818
02/28/17	$9,841	$10,422	$10,437	$8,828
03/31/17	$9,765	$10,416	$10,432	$8,540
04/30/17	$9,689	$10,497	$10,495	$8,330
05/31/17	$9,675	$10,577	$10,492	$8,189
06/30/17	$9,631	$10,567	$10,389	$8,108
07/31/17	$9,958	$10,612	$10,433	$8,420
08/31/17	$9,999	$10,707	$10,553	$8,469
09/30/17	$10,141	$10,656	$10,483	$8,635
10/31/17	$10,255	$10,663	$10,505	$8,975
11/30/17	$10,344	$10,649	$10,525	$9,060
12/31/17	$10,707	$10,698	$10,631	$9,328
01/31/18	$10,991	$10,575	$10,537	$9,591
02/28/18	$10,482	$10,474	$10,423	$9,299
03/31/18	$10,560	$10,542	$10,540	$9,492
04/30/18	$10,858	$10,463	$10,534	$9,843
05/31/18	$10,999	$10,538	$10,577	$10,082
06/30/18	$10,907	$10,525	$10,624	$9,886
07/31/18	$10,906	$10,527	$10,569	$9,646
08/31/18	$10,750	$10,595	$10,647	$9,691
09/30/18	$10,901	$10,527	$10,526	$10,003
10/31/18	$10,249	$10,444	$10,362	$9,464
11/30/18	$9,961	$10,506	$10,417	$8,521
12/31/18	$9,521	$10,699	$10,474	$8,124
01/31/19	$10,270	$10,813	$10,621	$8,709
02/28/19	$10,386	$10,806	$10,617	$8,960
03/31/19	$10,509	$11,014	$10,823	$8,915
04/30/19	$10,539	$11,017	$10,858	$9,007
05/31/19	$10,098	$11,212	$11,053	$8,483
06/30/19	$10,612	$11,353	$11,143	$8,799
07/31/19	$10,506	$11,378	$11,187	$8,723
08/31/19	$10,325	$11,673	$11,476	$8,273
09/30/19	$10,463	$11,611	$11,307	$8,348
10/31/19	$10,611	$11,646	$11,335	$8,517
11/30/19	$10,592	$11,640	$11,355	$8,474
12/31/19	$10,971	$11,632	$11,391	$8,986
01/31/20	$10,550	$11,855	$11,647	$8,205
02/29/20	$9,839	$12,069	$11,821	$7,640
03/31/20	$8,229	$11,998	$11,610	$6,339
04/30/20	$8,754	$12,211	$11,949	$6,128
05/31/20	$9,093	$12,268	$11,979	$6,649
06/30/20	$9,264	$12,345	$12,116	$6,922
07/31/20	$9,600	$12,530	$12,423	$7,283
08/31/20	$9,859	$12,428	$12,549	$7,601
09/30/20	$9,530	$12,422	$12,502	$7,376
10/31/20	$9,359	$12,366	$12,416	$7,147
11/30/20	$10,336	$12,488	$12,563	$7,868
12/31/20	$10,876	$12,505	$12,706	$8,278
01/31/21	$10,920	$12,415	$12,741	$8,576
02/28/21	$11,557	$12,236	$12,507	$9,466
03/31/21	$11,762	$12,083	$12,474	$9,367
04/30/21	$12,286	$12,178	$12,660	$10,138
05/31/21	$12,728	$12,218	$12,815	$10,515
06/30/21	$12,703	$12,304	$12,905	$10,904
07/31/21	$12,808	$12,442	$13,268	$11,084
08/31/21	$12,752	$12,418	$13,240	$10,908
09/30/21	$12,773	$12,310	$13,137	$11,459
10/31/21	$13,384	$12,307	$13,292	$12,141
11/30/21	$12,726	$12,343	$13,425	$11,058
12/31/21	$13,388	$12,312	$13,468	$11,799
01/31/22	$13,760	$12,047	$13,169	$12,734
02/28/22	$14,304	$11,912	$13,277	$13,568
03/31/22	$15,299	$11,581	$13,021	$14,869
04/30/22	$15,031	$11,142	$12,737	$15,794
05/31/22	$15,569	$11,214	$12,582	$16,343
06/30/22	$14,045	$11,038	$12,166	$15,196
07/31/22	$14,474	$11,307	$12,718	$14,929
08/31/22	$14,290	$10,988	$12,376	$14,734
09/30/22	$13,086	$10,513	$11,526	$13,623
10/31/22	$14,020	$10,377	$11,671	$14,311
11/30/22	$14,828	$10,759	$11,895	$14,407
12/31/22	$14,403	$10,710	$11,770	$14,018
01/31/23	$15,069	$11,040	$11,996	$14,067
02/28/23	$14,402	$10,754	$11,830	$13,468
03/31/23	$14,504	$11,027	$12,176	$13,386
04/30/23	$14,568	$11,094	$12,184	$13,224
05/31/23	$13,630	$10,973	$12,039	$12,368
06/30/23	$14,155	$10,934	$12,004	$12,669
07/31/23	$14,896	$10,927	$12,011	$13,695
08/31/23	$14,537	$10,857	$11,898	$13,611
09/30/23	$14,350	$10,581	$11,668	$13,749
10/31/23	$13,964	$10,414	$11,573	$13,446
11/30/23	$14,490	$10,886	$11,897	$13,157
12/31/23	$14,796	$11,302	$12,222	$12,606
01/31/24	$14,409	$11,271	$12,241	$12,749
02/29/24	$14,414	$11,112	$12,111	$12,497
03/31/24	$15,194	$11,215	$12,210	$13,001
04/30/24	$15,151	$10,931	$11,996	$13,191
05/31/24	$15,620	$11,117	$12,211	$13,052
06/30/24	$15,235	$11,222	$12,303	$13,010
07/31/24	$15,476	$11,484	$12,525	$12,521
08/31/24	$15,577	$11,649	$12,626	$12,273
09/30/24	$15,850	$11,805	$12,817	$12,311
10/31/24	$15,653	$11,512	$12,584	$12,345
11/30/24	$15,872	$11,634	$12,646	$12,106
12/31/24	$15,142	$11,444	$12,438	$12,318
01/31/25	$15,595	$11,504	$12,600	$12,590
02/28/25	$15,655	$11,757	$12,887	$12,581
03/31/25	$15,995	$11,762	$12,955	$12,880
04/30/25	$15,641	$11,808	$12,962	$11,760
05/31/25	$16,030	$11,723	$12,882	$11,871
06/30/25	$16,490	$11,904	$13,005	$12,377

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
RLY	8.24%	12.22%	5.13%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Bloomberg U.S. Government Inflation-Linked Bond Index	5.71%	1.43%	2.66%
DBIQ Optimum Yield Diversified Commodity Index Excess Return	(4.87%)	12.33%	2.16%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$504,639,763
  Number of Portfolio Holdings13
  Portfolio Turnover Rate56%
  Total Advisory Fees Paid$683,198

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Asset Allocation

Asset Type	%
International Equity	24.4%
Natural Resources	24.4%
Domestic Fixed Income	24.2%
Inflation Linked	10.8%
Short-Term Investments	9.6%
Real Estate	7.7%
International Fixed Income	5.0%
Domestic Equity	3.5%

Top Ten Holdings

Holdings	%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	23.6%
SPDR S&P Global Infrastructure ETF	23.2%
SPDR S&P Global Natural Resources ETF	20.9%
SPDR Bloomberg 1-10 Year TIPS ETF	10.8%
SPDR Dow Jones REIT ETF	5.4%
SPDR FTSE International Government Inflation-Protected Bond ETF	5.0%
SPDR S&P Metals & Mining ETF	3.5%
The Energy Select Sector SPDR Fund	3.5%
SPDR Dow Jones International Real Estate ETF	2.3%
VanEck Agribusiness ETF	1.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR RLY

SPDR SSGA Ultra Short Term Bond ETF

ULST

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR SSGA Ultra Short Term Bond ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA Ultra Short Term Bond ETF	$21	0.20%

How did the Fund perform last year and what affected its performance?

The economy’s continued strength in the context of a significant improvement in inflation led to four 25bps by the U.S. Federal Reserve Funds rate cuts, a significant decline in short-term interest rates, and moderately tighter investment-grade credit spreads during the reporting period. The Fund’s over-weight allocation to duration and investment grade corporate credit were the primary drivers of the Fund’s out-performance of the Index during the reporting period, while yield curve roll-down detracted from Fund performance. The Fund maintained a duration profile of 0.90 during the reporting period. The Fund used treasury futures to actively manage duration during the reporting period.

The Fund’s use of treasury futures contributed to Fund performance relative to the Index.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	ULST	Bloomberg U.S. Aggregate Bond Index	Bloomberg US Treasury Bellwether 3 Month Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,001	$10,070	$10,000
08/31/15	$9,997	$10,055	$10,001
09/30/15	$9,997	$10,123	$10,003
10/31/15	$9,999	$10,125	$10,002
11/30/15	$9,998	$10,098	$10,003
12/31/15	$9,992	$10,065	$10,006
01/31/16	$9,997	$10,204	$10,005
02/29/16	$9,997	$10,276	$10,008
03/31/16	$10,030	$10,371	$10,014
04/30/16	$10,050	$10,410	$10,016
05/31/16	$10,062	$10,413	$10,017
06/30/16	$10,065	$10,600	$10,021
07/31/16	$10,096	$10,667	$10,024
08/31/16	$10,112	$10,655	$10,026
09/30/16	$10,118	$10,649	$10,032
10/31/16	$10,128	$10,567	$10,035
11/30/16	$10,135	$10,317	$10,036
12/31/16	$10,144	$10,332	$10,040
01/31/17	$10,160	$10,352	$10,045
02/28/17	$10,175	$10,422	$10,050
03/31/17	$10,185	$10,416	$10,051
04/30/17	$10,196	$10,497	$10,057
05/31/17	$10,208	$10,577	$10,063
06/30/17	$10,219	$10,567	$10,071
07/31/17	$10,231	$10,612	$10,081
08/31/17	$10,242	$10,707	$10,091
09/30/17	$10,255	$10,656	$10,099
10/31/17	$10,267	$10,663	$10,108
11/30/17	$10,275	$10,649	$10,117
12/31/17	$10,285	$10,698	$10,128
01/31/18	$10,302	$10,575	$10,140
02/28/18	$10,312	$10,474	$10,150
03/31/18	$10,321	$10,542	$10,164
04/30/18	$10,343	$10,463	$10,178
05/31/18	$10,364	$10,538	$10,193
06/30/18	$10,383	$10,525	$10,210
07/31/18	$10,406	$10,527	$10,226
08/31/18	$10,431	$10,595	$10,243
09/30/18	$10,449	$10,527	$10,260
10/31/18	$10,465	$10,444	$10,279
11/30/18	$10,472	$10,506	$10,298
12/31/18	$10,480	$10,699	$10,318
01/31/19	$10,524	$10,813	$10,341
02/28/19	$10,551	$10,806	$10,359
03/31/19	$10,584	$11,014	$10,381
04/30/19	$10,618	$11,017	$10,401
05/31/19	$10,645	$11,212	$10,424
06/30/19	$10,673	$11,353	$10,448
07/31/19	$10,697	$11,378	$10,467
08/31/19	$10,723	$11,673	$10,488
09/30/19	$10,744	$11,611	$10,507
10/31/19	$10,771	$11,646	$10,529
11/30/19	$10,793	$11,640	$10,541
12/31/19	$10,815	$11,632	$10,556
01/31/20	$10,849	$11,855	$10,570
02/29/20	$10,867	$12,069	$10,586
03/31/20	$10,531	$11,998	$10,618
04/30/20	$10,703	$12,211	$10,618
05/31/20	$10,794	$12,268	$10,619
06/30/20	$10,872	$12,345	$10,620
07/31/20	$10,917	$12,530	$10,622
08/31/20	$10,941	$12,428	$10,623
09/30/20	$10,948	$12,422	$10,624
10/31/20	$10,958	$12,366	$10,625
11/30/20	$10,974	$12,488	$10,626
12/31/20	$10,982	$12,505	$10,627
01/31/21	$10,996	$12,415	$10,628
02/28/21	$11,000	$12,236	$10,629
03/31/21	$10,999	$12,083	$10,630
04/30/21	$11,006	$12,178	$10,631
05/31/21	$11,014	$12,218	$10,631
06/30/21	$11,018	$12,304	$10,630
07/31/21	$11,020	$12,442	$10,631
08/31/21	$11,023	$12,418	$10,631
09/30/21	$11,025	$12,310	$10,631
10/31/21	$11,018	$12,307	$10,631
11/30/21	$11,007	$12,343	$10,631
12/31/21	$11,007	$12,312	$10,632
01/31/22	$10,989	$12,047	$10,632
02/28/22	$10,959	$11,912	$10,633
03/31/22	$10,940	$11,581	$10,636
04/30/22	$10,937	$11,142	$10,638
05/31/22	$10,938	$11,214	$10,646
06/30/22	$10,902	$11,038	$10,648
07/31/22	$10,935	$11,307	$10,654
08/31/22	$10,965	$10,988	$10,673
09/30/22	$10,974	$10,513	$10,697
10/31/22	$10,992	$10,377	$10,716
11/30/22	$11,049	$10,759	$10,752
12/31/22	$11,100	$10,710	$10,792
01/31/23	$11,169	$11,040	$10,829
02/28/23	$11,192	$10,754	$10,866
03/31/23	$11,248	$11,027	$10,913
04/30/23	$11,297	$11,094	$10,950
05/31/23	$11,327	$10,973	$10,996
06/30/23	$11,364	$10,934	$11,046
07/31/23	$11,419	$10,927	$11,094
08/31/23	$11,471	$10,857	$11,144
09/30/23	$11,499	$10,581	$11,194
10/31/23	$11,541	$10,414	$11,245
11/30/23	$11,636	$10,886	$11,296
12/31/23	$11,729	$11,302	$11,349
01/31/24	$11,785	$11,271	$11,397
02/29/24	$11,807	$11,112	$11,445
03/31/24	$11,863	$11,215	$11,497
04/30/24	$11,885	$10,931	$11,546
05/31/24	$11,953	$11,117	$11,602
06/30/24	$12,007	$11,222	$11,650
07/31/24	$12,099	$11,484	$11,702
08/31/24	$12,178	$11,649	$11,758
09/30/24	$12,252	$11,805	$11,810
10/31/24	$12,250	$11,512	$11,855
11/30/24	$12,300	$11,634	$11,901
12/31/24	$12,334	$11,444	$11,949
01/31/25	$12,386	$11,504	$11,995
02/28/25	$12,449	$11,757	$12,033
03/31/25	$12,499	$11,762	$12,074
04/30/25	$12,559	$11,808	$12,116
05/31/25	$12,586	$11,723	$12,160
06/30/25	$12,649	$11,904	$12,201

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
ULST	5.34%	3.07%	2.38%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Bloomberg US Treasury Bellwether 3 Month Index	4.73%	2.81%	2.01%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$654,873,239
  Number of Portfolio Holdings170
  Portfolio Turnover Rate60%
  Total Advisory Fees Paid$1,157,989

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Security Types

Asset Type	%
U.S. Treasury Obligations	29.9%
Banks	14.0%
Short-Term Investments	11.4%
Auto Manufacturers	3.9%
Asset-Backed Securities	3.9%
Chemicals	2.7%
Software	2.4%
Agriculture	2.3%
REITS	2.3%
Electronics	2.3%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 4.13%, due 02/28/27	10.7%
U.S. Treasury Bills, 3.98%, due 07/15/25	5.3%
U.S. Treasury Bills, 4.15%, due 07/08/25	4.6%
U.S. Treasury Bills, 4.20%, due 08/05/25	4.6%
U.S. Treasury Notes, 4.75%, due 07/31/25	3.1%
Tyco Electronics Group SA, 4.50%, due 02/13/26	2.3%
Microsoft Corp., 3.40%, due 09/15/26	1.9%
Sumitomo Mitsui Financial Group, Inc., 5.46%, due 01/13/26	1.5%
Mitsubishi UFJ Financial Group, Inc., 3.85%, due 03/01/26	1.5%
Sumitomo Mitsui Financial Group, Inc., 3.78%, due 03/09/26	1.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR ULST

SPDR SSGA US Equity Premium Income ETF

SPIN

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR SSGA US Equity Premium Income ETF (the "Fund") for the period of September 5, 2024 (commencement of operations) through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA US Equity Premium Income ETF	$24	0.28%

The dollar amount above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve, and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly elected Trump administration. The secular growth story continued to be dominated by artificial intelligence, but the focus was not just on companies that might capitalize on the megatrend, like NVIDIA Corp., but also on those who might be left behind by it, such as Apple Inc., and Alphabet Inc..

The strategy underperformed during the period since inception (9/4/24), driven in part by a narrow momentum-driven market post U.S. election, and from the impact of the call writing strategy limiting upside in Q2 2025. Quality was a notable laggard during the period.

The Fund outperformed in industrials with positions helped by secular themes like reshoring, infrastructure, electrification, and data center investment. Underperformance in healthcare impacted by negative sentiment around policy changes under the Trump administration.

Call Writing helped to generate income and reduce volatility, however limited upside and detracted from performance against the Index.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPIN	S&P 500 Index
09/05/24	$10,000	$10,000
09/30/24	$10,301	$10,450
10/31/24	$10,273	$10,355
11/30/24	$10,775	$10,963
12/31/24	$10,589	$10,701
01/31/25	$10,788	$10,999
02/28/25	$10,601	$10,856
03/31/25	$10,091	$10,244
04/30/25	$10,056	$10,175
05/31/25	$10,356	$10,815
06/30/25	$10,772	$11,365

Average Annual Total Returns (%)

Name	Since Inception 09/05/24
SPIN	7.72%
S&P 500 Index	13.65%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$11,291,726
  Number of Portfolio Holdings98
  Portfolio Turnover Rate43%
  Total Advisory Fees Paid$16,016

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Semiconductors & Semiconductor Equipment	14.9%
Software	13.4%
Interactive Media & Services	8.7%
Technology Hardware, Storage & Peripherals	5.1%
Broadline Retail	4.8%
Capital Markets	4.4%
Banks	4.0%
Financial Services	3.6%
Pharmaceuticals	3.5%
Specialty Retail	2.7%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	8.7%
Microsoft Corp.	8.3%
Apple, Inc.	5.1%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	4.2%
Alphabet, Inc., Class A	4.0%
Broadcom, Inc.	3.2%
JPMorgan Chase & Co.	2.2%
Visa, Inc., Class A	1.9%
Bank of America Corp.	1.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPIN

SPDR SSGA US Sector Rotation ETF

XLSR

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR SSGA US Sector Rotation ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA US Sector Rotation ETF	$59	0.57%

How did the Fund perform last year and what affected its performance?

The reporting period was punctuated by relatively strong equity markets at the beginning and end of the time period and choppy market performance that was largely confined to the middle quarters. The Fund, which provides exposure to U.S. large cap equities, provided positive returns during the last 12 months, driven by exposure to technology, communication services, industrials and consumer discretionary sectors which produced strong returns. The Fund experienced challenging performance relative to its benchmark, the S&P 500 Index, in the bookend quarters. In the third quarter of 2024, targeted allocations to technology and communication services were a headwind as defensive and rate sensitive sectors outperformed as yields fell meaningfully across the curve and investor risk appetite declined. In the second quarter of 2025, an overweight to energy in April detracted as the tariff announcements on April 2nd send the sector materially lower. Elsewhere, exposures to health care and consumer staples negatively impacted performance as both sectors trailed the S&P 500. Positioning in financials, materials, and communication services over the reporting period were positive, but couldn’t offset weakness elsewhere.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XLSR	S&P 500 Index
04/02/19	$10,000	$10,000
04/30/19	$10,212	$10,285
05/31/19	$9,576	$9,632
06/30/19	$10,250	$10,310
07/31/19	$10,336	$10,459
08/31/19	$10,295	$10,293
09/30/19	$10,405	$10,486
10/31/19	$10,646	$10,713
11/30/19	$11,057	$11,102
12/31/19	$11,417	$11,437
01/31/20	$11,469	$11,432
02/29/20	$10,529	$10,491
03/31/20	$9,414	$9,195
04/30/20	$10,465	$10,374
05/31/20	$10,901	$10,868
06/30/20	$11,124	$11,084
07/31/20	$11,718	$11,709
08/31/20	$12,809	$12,551
09/30/20	$12,388	$12,074
10/31/20	$11,979	$11,753
11/30/20	$13,324	$13,039
12/31/20	$13,743	$13,541
01/31/21	$13,479	$13,404
02/28/21	$13,691	$13,774
03/31/21	$13,979	$14,377
04/30/21	$14,777	$15,144
05/31/21	$14,999	$15,250
06/30/21	$15,182	$15,606
07/31/21	$15,453	$15,977
08/31/21	$15,976	$16,462
09/30/21	$15,119	$15,697
10/31/21	$15,910	$16,797
11/30/21	$15,814	$16,680
12/31/21	$16,565	$17,428
01/31/22	$15,860	$16,526
02/28/22	$15,471	$16,031
03/31/22	$16,005	$16,626
04/30/22	$14,748	$15,176
05/31/22	$14,829	$15,204
06/30/22	$13,508	$13,949
07/31/22	$14,625	$15,235
08/31/22	$14,112	$14,614
09/30/22	$12,855	$13,268
10/31/22	$14,007	$14,342
11/30/22	$14,706	$15,144
12/31/22	$13,979	$14,271
01/31/23	$14,606	$15,168
02/28/23	$14,246	$14,798
03/31/23	$14,462	$15,341
04/30/23	$14,558	$15,581
05/31/23	$14,611	$15,649
06/30/23	$15,657	$16,683
07/31/23	$16,094	$17,218
08/31/23	$15,774	$16,944
09/30/23	$15,005	$16,136
10/31/23	$14,638	$15,797
11/30/23	$15,949	$17,240
12/31/23	$16,640	$18,023
01/31/24	$16,850	$18,326
02/29/24	$17,644	$19,304
03/31/24	$18,114	$19,926
04/30/24	$17,288	$19,112
05/31/24	$18,028	$20,059
06/30/24	$18,546	$20,779
07/31/24	$18,442	$21,032
08/31/24	$18,679	$21,542
09/30/24	$18,940	$22,002
10/31/24	$18,849	$21,803
11/30/24	$20,021	$23,083
12/31/24	$19,525	$22,532
01/31/25	$20,120	$23,160
02/28/25	$19,814	$22,858
03/31/25	$18,620	$21,570
04/30/25	$18,261	$21,423
05/31/25	$19,252	$22,772
06/30/25	$20,151	$23,930

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 04/02/19
XLSR	8.65%	12.62%	11.88%
S&P 500 Index	15.16%	16.64%	15.00%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$749,324,539
  Number of Portfolio Holdings33
  Portfolio Turnover Rate183%
  Total Advisory Fees Paid$3,692,005

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Mutual Funds and Exchange Traded Products	74.1%
Common Stocks	25.6%
Short-Term Investments	15.4%

Top Ten Holdings

Holdings	%
The Technology Select Sector SPDR Fund	17.5%
The Health Care Select Sector SPDR Fund	15.1%
The Financial Select Sector SPDR Fund	12.2%
The Consumer Staples Select Sector SPDR Fund	8.9%
The Consumer Discretionary Select Sector SPDR Fund	8.6%
The Communication Services Select Sector SPDR Fund	3.9%
Meta Platforms, Inc., Class A	3.7%
NVIDIA Corp.	3.7%
Microsoft Corp.	3.5%
Real Estate Select Sector SPDR Fund	3.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective May 6, 2025, the Fund’s principal investment strategy changed. Previously, the Fund primarily invested in exchange-traded funds (ETFs) that each focused on common stocks of companies included in an individual sector of the S&P 500 Index, as determined by the Global Industry Classification Standard (GICS®) (each, an “Equity Sector” and collectively, the “Equity Sectors”) (each such ETF, an “Equity Sector ETF”). As of the Effective Date, the Fund primarily invests in (i) Equity Sector ETFs and (ii) common stocks of companies included in the Equity Sectors.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XLSR

(b) Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has four Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Dwight Churchill, Clare Richer, Kristi Rowsell, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal years ending June 30, 2025 and June 30, 2024, the aggregate audit fees billed for professional services rendered by the principal accountant, Ernst & Young LLP (“EY”), were $435,759 and $411,862, respectively. Audit fees include the performance of the annual audits and routine regulatory filings (one for each SEC registrant).

(b) Audit-Related Fees.

For the fiscal years ending June 30, 2025 and June 30, 2024, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending June 30, 2025 and June 30, 2024, the aggregate tax fees billed for professional services rendered by EY for the review of year-end distribution requirements were $40,843 and $38,065, respectively.

(d) All Other Fees.

For the fiscal years ended June 30, 2025 and June 30, 2024, there were no fees billed for professional services rendered by EY for products and services provided by EY to the Trust, other than the services reported in paragraphs (a)through (c).

For the fiscal years ended June 30, 2025 and June 30, 2024, the aggregate fees for professional services rendered by EY for products and services provided by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,441,842 and $9,387,702, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit, audit-related or permissible non-audit services, either:

(a)

The Audit Committee shall pre-approve all audit, audit-related and permissible non-audit services provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

(b)

The engagement to render the audit, audit-related or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

(c)

Pre-Approval for a service provided to the Trust other than audit or audit-related services is not required if: (1) the aggregate amount of all such permissible non-audit services provided to the Trust constitutes not more than five percent (5%) of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(d)

The Audit Committee shall pre-approve any permissible non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any permissible non-audit services that need to be pre-approved.

Notwithstanding the above, Pre-Approval for any permissible non-audit services under this Sub-section is not required if: (1) the aggregate amount of all such permissible non-audit services constitutes not more than five percent (5%) of the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person) during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed for by EY for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2025 (in millions)	FY 2024 (in millions)
Non audit services billed to:
Registrant:	See Item 4(c)	See Item 4(c)
Investment Adviser:	—	—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$18.5	$18.3
Tax Fees	$3.3	$3.1
All Other Fees	$15.8	$15

(1)	Information is for the calendar years 2025 and 2024, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining EY’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”).

The members of the registrant’s Audit Committee are Dwight Churchill, Carolyn Clancy, Clare Richer, James Ross, Kristi Rowsell, Sandra Sponem and Carl Verboncoeur.

Item 6. Investments.

(a) A Schedule of Investments for each applicable series of the registrant is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Annual Financial Statements and Other Information
June 30, 2025
SSGA Active Trust
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
SPDR SSGA Ultra Short Term Bond ETF
SPDR Loomis Sayles Opportunistic Bond ETF
SPDR Nuveen Municipal Bond ETF
SPDR Nuveen Municipal Bond ESG ETF
SPDR SSGA Fixed Income Sector Rotation ETF
SPDR SSGA US Sector Rotation ETF
SPDR SSGA US Equity Premium Income ETF
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR DoubleLine Total Return Tactical ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0%
DOMESTIC EQUITY — 3.5%
The Energy Select Sector SPDR Fund (a)(b)	207,471	$17,595,616
DOMESTIC FIXED INCOME — 24.2%
SPDR Bloomberg 1-3 Month T-Bills ETF (a)	27,479	2,520,649
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF (a)	4,382,544	119,336,673
		121,857,322
INFLATION LINKED — 10.8%
SPDR Bloomberg 1-10 Year TIPS ETF (a)	2,843,197	54,418,791
INTERNATIONAL EQUITY — 24.4%
SPDR S&P Global Infrastructure ETF (a)(b)	1,736,596	116,928,482
VanEck Agribusiness ETF (b)	86,096	6,338,388
		123,266,870
INTERNATIONAL FIXED INCOME — 5.0%
SPDR FTSE International Government Inflation-Protected Bond ETF (a)	638,546	25,465,214
NATURAL RESOURCES — 24.4%
SPDR S&P Global Natural Resources ETF (a)(b)	1,942,468	105,359,464
SPDR S&P Metals & Mining ETF (a)(b)	264,311	17,766,985
		123,126,449
REAL ESTATE — 7.7%
SPDR Dow Jones International Real Estate ETF (a)(b)	420,935	11,533,619
SPDR Dow Jones REIT ETF REIT (a)(b)	281,344	27,132,815
		38,666,434
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $479,063,935)		504,396,696
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 9.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c)(d)	246,692	$246,692
State Street Navigator Securities Lending Portfolio II (e)(f)	48,201,739	48,201,739
TOTAL SHORT-TERM INVESTMENTS (Cost $48,448,431)		$48,448,431
TOTAL INVESTMENTS — 109.6% (Cost $527,512,366)		552,845,127
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.6)%		(48,205,364)
NET ASSETS — 100.0%		$504,639,763
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated Fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$504,396,696	$—	$—	$504,396,696
Short-Term Investments	48,448,431	—	—	48,448,431
TOTAL INVESTMENTS	$552,845,127	$—	$—	$552,845,127

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	2,266,917	$41,892,626	$25,980,830	$14,934,623	$(256,423)	$1,736,381	2,843,197	$54,418,791	$1,322,267
SPDR Bloomberg 1-3 Month T-Bills ETF	319,476	29,321,507	20,226,884	46,942,546	(18,937)	(66,259)	27,479	2,520,649	1,033,733
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	—	—	144,776,553	27,784,005	(431,571)	2,775,696	4,382,544	119,336,673	562,530
SPDR Dow Jones International Real Estate ETF	103,331	2,479,944	10,360,860	1,771,882	(390,103)	854,800	420,935	11,533,619	171,335
SPDR Dow Jones REIT ETF	29,278	2,725,782	36,217,859	10,765,261	(450,695)	(594,870)	281,344	27,132,815	466,113
SPDR FTSE International Government Inflation-Protected Bond ETF	675,635	26,018,704	14,482,006	15,910,207	(1,386,955)	2,261,666	638,546	25,465,214	698,503
SPDR S&P Global Infrastructure ETF	2,294,111	125,373,166	26,381,686	58,556,267	2,846,875	20,883,022	1,736,596	116,928,482	3,793,067
SPDR S&P Global Natural Resources ETF	2,601,163	145,274,954	36,515,028	71,421,697	(3,867,585)	(1,141,236)	1,942,468	105,359,464	5,018,191
SPDR S&P Metals & Mining ETF	265,529	15,753,836	12,852,128	13,895,989	1,254,879	1,802,131	264,311	17,766,985	97,452
State Street Institutional U.S. Government Money Market Fund, Class G Shares	717,914	717,914	18,539,745	19,010,967	—	—	246,692	246,692	24,915
State Street Navigator Securities Lending Portfolio II	34,075,823	34,075,823	1,153,607,232	1,139,481,316	—	—	48,201,739	48,201,739	311,833
The Energy Select Sector SPDR Fund	374,042	34,093,928	17,748,261	31,614,743	(371,119)	(2,260,711)	207,471	17,595,616	970,134
Total		$457,728,184	$1,517,689,072	$1,452,089,503	$(3,071,634)	$26,250,620		$546,506,739	$14,470,073
See accompanying notes to financial statements.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0%
DOMESTIC EQUITY — 27.6%
Schwab U.S. Dividend Equity ETF (a)	145,892	$3,866,138
SPDR ICE Preferred Securities ETF (b)	128,189	4,071,282
SPDR Portfolio S&P 500 High Dividend ETF (a)(b)	91,329	3,876,003
SPDR SSGA U.S. Equity Premium Income ETF (b)	229,532	6,826,259
		18,639,682
DOMESTIC FIXED INCOME — 42.0%
SPDR Blackstone Senior Loan ETF (a)(b)	98,253	4,086,342
SPDR Bloomberg 1-3 Month T-Bills ETF (b)	25,559	2,344,527
SPDR Bloomberg Convertible Securities ETF (a)(b)	33,227	2,746,544
SPDR Bloomberg High Yield Bond ETF (b)	69,696	6,779,330
SPDR Portfolio Intermediate Term Treasury ETF (a)(b)	59,169	1,702,292
SPDR Portfolio Long Term Corporate Bond ETF (b)	57,166	1,290,237
SPDR Portfolio Long Term Treasury ETF (b)	355,231	9,442,040
		28,391,312
INTERNATIONAL EQUITY — 9.2%
SPDR S&P Global Infrastructure ETF (a)(b)	91,914	6,188,754
INTERNATIONAL FIXED INCOME — 14.3%
SPDR Bloomberg Emerging Markets Local Bond ETF (a)(b)	161,194	3,449,551
SPDR Bloomberg Emerging Markets USD Bond ETF (b)	251,965	6,200,859
		9,650,410
REAL ESTATE — 6.9%
SPDR Dow Jones REIT ETF REIT (a)(b)	48,098	4,638,571
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $67,242,931)		67,508,729
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 17.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c)(d)	36,671	$36,671
State Street Navigator Securities Lending Portfolio II (e)(f)	11,747,638	11,747,638
TOTAL SHORT-TERM INVESTMENTS (Cost $11,784,309)		$11,784,309
TOTAL INVESTMENTS — 117.4% (Cost $79,027,240)		79,293,038
LIABILITIES IN EXCESS OF OTHER ASSETS — (17.4)%		(11,752,304)
NET ASSETS — 100.0%		$67,540,734
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$67,508,729	$—	$—	$67,508,729
Short-Term Investments	11,784,309	—	—	11,784,309
TOTAL INVESTMENTS	$79,293,038	$—	$—	$79,293,038

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
SPDR Blackstone Senior Loan ETF	100,053	$4,182,215	$2,110,058	$2,179,311	$(40,385)	$13,765	98,253	$4,086,342	$357,235
SPDR Bloomberg 1-10 Year TIPS ETF	112,866	2,085,764	694,981	2,776,850	40,483	(44,378)	—	—	36,491
SPDR Bloomberg 1-3 Month T-Bills ETF	23,157	2,125,350	7,653,374	7,432,067	(1,684)	(446)	25,559	2,344,527	161,269
SPDR Bloomberg Convertible Securities ETF	38,603	2,781,732	1,469,429	1,936,349	199,111	232,621	33,227	2,746,544	58,945
SPDR Bloomberg Emerging Markets Local Bond ETF	213,357	4,243,671	1,784,758	2,830,625	(291,419)	543,166	161,194	3,449,551	271,487
SPDR Bloomberg Emerging Markets USD Bond ETF	175,800	4,188,364	4,090,228	2,278,008	32,966	167,309	251,965	6,200,859	323,501
SPDR Bloomberg High Yield Bond ETF	93,393	8,804,158	13,009,231	15,086,323	12,356	39,908	69,696	6,779,330	506,573
SPDR Bloomberg International Corporate Bond ETF	—	—	2,853,304	2,696,124	(157,180)	—	—	—	24,270
SPDR Dow Jones REIT ETF	15,392	1,432,995	4,193,044	1,077,766	103,507	(13,209)	48,098	4,638,571	90,296
SPDR ICE Preferred Securities ETF	124,504	4,224,421	2,124,295	1,996,614	(49,814)	(231,006)	128,189	4,071,282	281,586
SPDR Portfolio Intermediate Term Corporate Bond ETF	9,353	304,534	—	305,577	4,151	(3,108)	—	—	1,147
SPDR Portfolio Intermediate Term Treasury ETF	—	—	4,857,707	3,172,537	(9,053)	26,175	59,169	1,702,292	20,921
SPDR Portfolio Long Term Corporate Bond ETF	—	—	1,579,085	316,717	605	27,264	57,166	1,290,237	24,673
SPDR Portfolio Long Term Treasury ETF	382,133	10,401,660	10,982,808	11,688,847	(1,068,707)	815,126	355,231	9,442,040	382,763
SPDR Portfolio S&P 500 High Dividend ETF	140,018	5,632,924	5,846,034	8,190,587	827,605	(239,973)	91,329	3,876,003	218,226
SPDR Portfolio Short Term Corporate Bond ETF	—	—	4,129,251	4,123,802	(5,449)	—	—	—	31,685
SPDR Portfolio Short Term Treasury ETF	70,237	2,027,742	2,327,833	4,363,450	(4,344)	12,219	—	—	56,219
SPDR S&P Global Infrastructure ETF	101,473	5,545,500	3,052,062	3,769,759	369,133	991,818	91,914	6,188,754	188,815
SPDR S&P International Dividend ETF	139,817	4,813,899	9,061,931	15,082,457	1,154,178	52,449	—	—	82,232
SPDR SSGA U.S. Equity Premium Income ETF	—	—	8,510,150	1,473,284	8,077	(218,684)	229,532	6,826,259	417,298
State Street Institutional U.S. Government Money Market Fund, Class G Shares	40,290	40,290	5,738,877	5,742,496	—	—	36,671	36,671	7,699
State Street Navigator Securities Lending Portfolio II	13,527,077	13,527,077	296,144,243	297,923,682	—	—	11,747,638	11,747,638	90,843
Total		$76,362,296	$392,212,683	$396,443,232	$1,124,137	$2,171,016		$75,426,900	$3,634,174
See accompanying notes to financial statements.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 96.5%
DOMESTIC EQUITY — 27.8%
SPDR Portfolio S&P 600 Small Cap ETF (a)(b)	149,944	$6,387,615
SPDR S&P 500 ETF Trust (a)	72,105	44,550,074
SPDR S&P MidCap 400 ETF Trust (a)(b)	9,084	5,145,904
The Communication Services Select Sector SPDR Fund (a)(b)	49,159	5,335,226
The Consumer Staples Select Sector SPDR Fund (a)(b)	62,368	5,049,937
The Health Care Select Sector SPDR Fund (a)(b)	37,957	5,116,224
		71,584,980
DOMESTIC FIXED INCOME — 32.7%
SPDR Blackstone Senior Loan ETF (a)(b)	154,293	6,417,046
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF (a)	233,458	6,357,061
SPDR Bloomberg High Yield Bond ETF (a)	79,722	7,754,559
SPDR Bloomberg International Treasury Bond ETF (a)(b)	221,473	5,202,401
SPDR Portfolio Aggregate Bond ETF (a)	1,671,132	42,780,979
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)(b)	115,455	3,876,979
SPDR Portfolio Long Term Corporate Bond ETF (a)	405,905	9,161,276
SPDR Portfolio Long Term Treasury ETF (a)	98,569	2,619,964
		84,170,265
INFLATION LINKED — 4.0%
SPDR Bloomberg 1-10 Year TIPS ETF (a)	539,336	10,322,891
INTERNATIONAL EQUITY — 19.5%
SPDR Portfolio Developed World ex-U.S. ETF (a)(b)	567,095	22,961,677
SPDR Portfolio Emerging Markets ETF (a)(b)	451,595	19,301,170
SPDR S&P International Small Cap ETF (a)(b)	210,260	7,817,467
		50,080,314
INTERNATIONAL FIXED INCOME — 7.6%
SPDR Bloomberg Emerging Markets Local Bond ETF (a)(b)	182,180	3,898,652
Security Description	Shares	Value
SPDR Bloomberg Emerging Markets USD Bond ETF (a)	316,524	$7,789,656
SPDR Bloomberg International Corporate Bond ETF (a)(b)	242,543	7,904,476
		19,592,784
REAL ESTATE — 4.9%
SPDR Dow Jones International Real Estate ETF (a)	141,710	3,882,854
SPDR Dow Jones REIT ETF (a)(b)	90,614	8,738,814
		12,621,668
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $220,499,864)		248,372,902
SHORT-TERM INVESTMENTS — 15.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c)(d)	8,861,447	8,861,447
State Street Navigator Securities Lending Portfolio II (e)(f)	30,268,752	30,268,752
TOTAL SHORT-TERM INVESTMENTS (Cost $39,130,199)		$39,130,199
TOTAL INVESTMENTS — 111.7% (Cost $259,630,063)		287,503,101
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.7)%		(30,062,132)
NET ASSETS — 100.0%		$257,440,969
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated Fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$248,372,902	$—	$—	$248,372,902
Short-Term Investments	39,130,199	—	—	39,130,199
TOTAL INVESTMENTS	$287,503,101	$—	$—	$287,503,101

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
SPDR Blackstone Senior Loan ETF	86,601	$3,619,922	$3,649,012	$815,075	$(27,055)	$(9,758)	154,293	$6,417,046	$365,814
SPDR Bloomberg 1-10 Year TIPS ETF	521,839	9,643,585	3,203,697	2,856,695	(114,693)	446,997	539,336	10,322,891	288,258
SPDR Bloomberg Emerging Markets Local Bond ETF	361,677	7,193,756	5,125,963	8,566,253	(1,383,839)	1,529,025	182,180	3,898,652	267,354
SPDR Bloomberg Emerging Markets USD Bond ETF	150,361	3,582,291	8,448,742	4,520,315	(8,337)	287,275	316,524	7,789,656	312,629
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	—	—	12,737,512	6,141,501	(453,432)	214,482	233,458	6,357,061	25,863
SPDR Bloomberg High Yield Bond ETF	165,808	15,630,720	27,499,324	35,295,374	(211,265)	131,154	79,722	7,754,559	683,914
SPDR Bloomberg International Corporate Bond ETF	250,826	7,202,469	2,015,134	2,237,986	58,863	865,996	242,543	7,904,476	192,017
SPDR Bloomberg International Treasury Bond ETF	111,791	2,395,681	5,631,108	3,035,434	(16,457)	227,503	221,473	5,202,401	38,276
SPDR Dow Jones International Real Estate ETF	—	—	3,724,764	27,353	720	184,723	141,710	3,882,854	37,952
SPDR Dow Jones REIT ETF	—	—	8,792,731	49,667	3,256	(7,506)	90,614	8,738,814	82,187
SPDR Portfolio Aggregate Bond ETF	763,776	19,163,140	60,515,607	37,721,552	185,893	637,891	1,671,132	42,780,979	1,058,896
SPDR Portfolio Developed World ex-U.S. ETF	1,234,623	43,310,575	22,341,316	47,828,760	3,064,233	2,074,313	567,095	22,961,677	735,845
SPDR Portfolio Emerging Markets ETF	702,417	26,460,048	8,665,609	18,728,261	1,091,633	1,812,141	451,595	19,301,170	645,762
SPDR Portfolio Europe ETF	—	—	9,755,776	9,390,847	(364,929)	—	—	—	37,921
SPDR Portfolio Intermediate Term Corporate Bond ETF	—	—	11,569,884	7,585,613	(160,212)	52,920	115,455	3,876,979	67,004
SPDR Portfolio Intermediate Term Treasury ETF	—	—	8,658,400	8,625,533	(32,867)	—	—	—	49,400
SPDR Portfolio Long Term Corporate Bond ETF	—	—	9,499,003	524,677	(10,658)	197,608	405,905	9,161,276	151,246
SPDR Portfolio Long Term Treasury ETF	259,443	7,062,038	14,610,812	19,100,442	47,414	142	98,569	2,619,964	113,866
SPDR Portfolio S&P 600 Small Cap ETF	263,022	10,923,304	8,204,545	13,658,012	1,317,352	(399,574)	149,944	6,387,615	137,658
SPDR S&P 500 ETF Trust	84,357	45,908,767	40,711,279	49,041,609	9,285,400	(2,313,763)	72,105	44,550,074	551,660
SPDR S&P International Small Cap ETF	228,092	7,239,640	1,693,188	2,338,830	141,256	1,082,213	210,260	7,817,467	192,731
SPDR S&P MidCap 400 ETF Trust	8,965	4,796,992	1,678,927	1,695,977	341,486	24,476	9,084	5,145,904	59,596
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,255,976	9,255,976	33,843,330	34,237,859	—	—	8,861,447	8,861,447	716,006
State Street Navigator Securities Lending Portfolio II	36,137,931	36,137,931	1,685,853,235	1,691,722,414	—	—	30,268,752	30,268,752	328,657
The Communication Services Select Sector SPDR Fund	—	—	10,655,645	6,089,046	433,807	334,820	49,159	5,335,226	54,251
The Consumer Discretionary Select Sector SPDR Fund	—	—	5,078,647	4,848,581	(230,066)	—	—	—	9,199
The Consumer Staples Select Sector SPDR Fund	—	—	9,982,438	4,929,715	4,923	(7,709)	62,368	5,049,937	59,111
The Energy Select Sector SPDR Fund	52,854	4,817,642	8,072,719	12,500,303	(513,979)	123,921	—	—	39,407
The Financial Select Sector SPDR Fund	—	—	11,622,715	12,432,584	809,869	—	—	—	20,590
The Health Care Select Sector SPDR Fund	—	—	5,158,109	36,359	(274)	(5,252)	37,957	5,116,224	23,885
The Industrial Select Sector SPDR Fund	39,158	4,772,185	17,041	4,757,704	(31,356)	(166)	—	—	—
The Technology Select Sector SPDR Fund	21,698	4,908,738	8,032,730	12,438,307	(330,899)	(172,262)	—	—	17,562
Total		$274,025,400	$2,057,048,942	$2,063,778,638	$12,895,787	$7,311,610		$287,503,101	$7,364,517
See accompanying notes to financial statements.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 53.2%
AEROSPACE & DEFENSE — 1.5%
BAE Systems PLC 5.00%, 3/26/2027 (a)	$2,500,000	$2,528,800
Boeing Co.:
3.10%, 5/1/2026	5,000,000	4,930,400
6.26%, 5/1/2027	270,000	277,803
L3Harris Technologies, Inc. 5.40%, 1/15/2027	1,000,000	1,016,950
RTX Corp. 5.75%, 11/8/2026	750,000	763,897
		9,517,850
AGRICULTURE — 2.3%
Imperial Brands Finance PLC:
3.50%, 7/26/2026 (a)	3,000,000	2,963,400
4.50%, 6/30/2028 (a) (b)	1,800,000	1,799,496
Philip Morris International, Inc.:
4.75%, 2/12/2027	3,420,000	3,450,130
4.88%, 2/13/2026	7,000,000	7,008,750
4.88%, 2/15/2028	15,000	15,251
5.13%, 11/17/2027	5,000	5,100
		15,242,127
AUTO MANUFACTURERS — 3.9%
American Honda Finance Corp.:
SOFR + 0.92%, 5.27%, 1/12/2026 (c)	2,915,000	2,921,471
Series GMTN, 5.80%, 10/3/2025	3,000,000	3,008,370
Daimler Truck Finance North America LLC 5.00%, 1/15/2027 (a)	2,500,000	2,522,875
General Motors Financial Co., Inc. 5.40%, 4/6/2026	5,925,000	5,952,136
Nissan Motor Co. Ltd. 3.52%, 9/17/2025 (a)	8,489,000	8,431,360
Stellantis Finance U.S., Inc. 5.35%, 3/17/2028 (a)	2,610,000	2,630,567
		25,466,779
BANKS — 14.0%
Bank of America Corp.:
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (c)	220,000	217,433
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	2,500,000	2,499,475
Bank of America NA SOFR + 0.78%, 5.15%, 8/18/2025 (c)	5,000,000	5,002,000
Bank of New York Mellon Corp. Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (c)	80,000	79,066
Security Description	Principal Amount	Value
Bank of Nova Scotia 1.35%, 6/24/2026	$15,000	$14,571
Barclays PLC:
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (c)	15,000	15,155
SOFR + 1.49%, 5.67%, 3/12/2028 (c)	3,000,000	3,057,420
Canadian Imperial Bank of Commerce 5.93%, 10/2/2026	2,500,000	2,549,075
Citibank NA:
4.93%, 8/6/2026	2,425,000	2,441,732
5.86%, 9/29/2025	1,880,000	1,883,102
Deutsche Bank AG SOFR + 1.59%, 5.71%, 2/8/2028 (c)	3,000,000	3,050,220
Fifth Third Bank NA 3.85%, 3/15/2026	5,000,000	4,964,700
Goldman Sachs Bank USA SOFR + 0.75%, 5.41%, 5/21/2027 (c)	160,000	161,309
Goldman Sachs Group, Inc. 3.85%, 1/26/2027	1,400,000	1,390,858
HSBC Holdings PLC:
3 mo. USD Term SOFR + 1.61%, 4.29%, 9/12/2026 (c)	5,000,000	4,995,400
SOFR + 1.06%, 5.60%, 5/17/2028 (c)	2,000,000	2,038,240
Huntington National Bank SOFR + 1.65%, 4.55%, 5/17/2028 (c)	5,000,000	5,015,350
JPMorgan Chase & Co. 3.63%, 12/1/2027	61,000	60,172
KeyBank NA 4.15%, 8/8/2025	770,000	768,945
Mitsubishi UFJ Financial Group, Inc. 3.85%, 3/1/2026	10,000,000	9,964,400
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.67%, 1.23%, 5/22/2027 (c)	25,000	24,297
3.66%, 2/28/2027	3,000,000	2,971,320
Morgan Stanley:
SOFR + 1.67%, 4.68%, 7/17/2026 (c)	5,000,000	4,999,550
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (c)	5,000,000	5,111,050
Morgan Stanley Bank NA SOFR + 1.08%, 4.95%, 1/14/2028 (c)	175,000	176,472
Northern Trust Corp. 3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (c)	298,000	289,367

See accompanying notes to financial statements.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Royal Bank of Canada:
Series GMTN, SOFR + 0.53%, 4.87%, 1/20/2026 (c)	$500,000	$500,485
Series GMTN, 4.88%, 1/19/2027	290,000	292,987
Sumitomo Mitsui Financial Group, Inc.:
3.78%, 3/9/2026	10,000,000	9,956,000
5.46%, 1/13/2026	10,000,000	10,051,400
SOFR + 1.43%, 5.78%, 1/13/2026 (c)	2,000,000	2,010,600
Toronto-Dominion Bank Series MTN, 4.69%, 9/15/2027	158,000	159,492
U.S. Bancorp Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (c)	3,000,000	3,007,410
Wells Fargo & Co. Series W, SOFR + 0.78%, 4.90%, 1/24/2028 (c)	1,830,000	1,843,322
		91,562,375
BEVERAGES — 0.0% *
Constellation Brands, Inc. 3.15%, 8/1/2029	110,000	104,501
BIOTECHNOLOGY — 0.2%
Amgen, Inc. 5.51%, 3/2/2026	500,000	500,020
Illumina, Inc. 4.65%, 9/9/2026	700,000	700,812
		1,200,832
CHEMICALS — 2.7%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP 3.40%, 12/1/2026 (a)	6,668,000	6,586,584
DuPont de Nemours, Inc. 4.49%, 11/15/2025	9,950,000	9,935,871
Nutrien Ltd. 5.20%, 6/21/2027	1,085,000	1,101,383
		17,623,838
COMPUTERS — 0.5%
Apple, Inc. 3.25%, 8/8/2029	150,000	145,745
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	3,500,000	3,305,190
		3,450,935
CONSTRUCTION MATERIALS — 0.1%
Owens Corning 5.50%, 6/15/2027	700,000	715,505
COSMETICS/PERSONAL CARE — 0.0% *
Unilever Capital Corp. 4.88%, 9/8/2028	50,000	51,233
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.00%, 10/29/2028	$35,000	$33,350
6.45%, 4/15/2027	915,000	945,013
American Express Co. 5.85%, 11/5/2027	151,000	156,442
Charles Schwab Corp.:
1.15%, 5/13/2026	15,000	14,598
5.88%, 8/24/2026	7,000,000	7,118,650
Mastercard, Inc. 4.88%, 3/9/2028	90,000	92,098
Synchrony Financial 5.15%, 3/19/2029	75,000	75,283
		8,435,434
ELECTRIC — 1.5%
American Electric Power Co., Inc. 3.20%, 11/13/2027	83,000	81,009
Duke Energy Corp. 4.85%, 1/5/2027	60,000	60,591
National Rural Utilities Cooperative Finance Corp. Series MTN, 5.60%, 11/13/2026	5,000,000	5,082,950
NextEra Energy Capital Holdings, Inc. 5.75%, 9/1/2025	500,000	500,730
Pacific Gas & Electric Co. 3.00%, 6/15/2028	24,000	22,803
Vistra Operations Co. LLC:
3.70%, 1/30/2027 (a)	2,500,000	2,467,375
5.05%, 12/30/2026 (a)	1,310,000	1,316,655
		9,532,113
ELECTRONICS — 2.3%
Tyco Electronics Group SA 4.50%, 2/13/2026	14,833,000	14,817,574
ENTERTAINMENT — 0.1%
Warnermedia Holdings, Inc. 3.76%, 3/15/2027	948,000	908,286
FOOD — 0.6%
Campbell's Co.:
4.15%, 3/15/2028	35,000	34,860
5.30%, 3/20/2026	830,000	833,453
General Mills, Inc. 4.70%, 1/30/2027	55,000	55,314
Mars, Inc. 4.45%, 3/1/2027 (a)	3,000,000	3,012,480
		3,936,107
HAND & MACHINE TOOLS — 0.4%
Stanley Black & Decker, Inc. 6.27%, 3/6/2026	2,500,000	2,500,550

See accompanying notes to financial statements.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
HEALTH CARE PRODUCTS — 0.1%
Smith & Nephew PLC 5.15%, 3/20/2027	$525,000	$531,668
HEALTH CARE SERVICES — 1.6%
Centene Corp. 4.25%, 12/15/2027	5,036,000	4,961,266
HCA, Inc. 5.88%, 2/15/2026	5,000,000	5,004,500
Humana, Inc. 1.35%, 2/3/2027	200,000	191,230
		10,156,996
INSURANCE — 1.7%
Athene Global Funding 5.62%, 5/8/2026 (a)	2,500,000	2,522,300
Corebridge Global Funding 5.75%, 7/2/2026 (a)	2,500,000	2,531,875
Lincoln Financial Global Funding 4.63%, 5/28/2028 (a)	1,875,000	1,888,537
Pacific Life Global Funding II SOFR + 0.62%, 5.01%, 6/4/2026 (a) (c)	4,168,000	4,180,921
Principal Financial Group, Inc. 3.70%, 5/15/2029	50,000	48,777
		11,172,410
INVESTMENT COMPANY SECURITY — 0.8%
ARES Capital Corp.:
2.88%, 6/15/2028	25,000	23,559
7.00%, 1/15/2027	500,000	516,135
Blackstone Secured Lending Fund 3.63%, 1/15/2026	5,000,000	4,960,150
		5,499,844
IT SERVICES — 0.9%
Accenture Capital, Inc. 3.90%, 10/4/2027	1,540,000	1,535,703
Apple, Inc. 4.42%, 5/8/2026	1,785,000	1,785,072
Dell International LLC/EMC Corp. 4.75%, 4/1/2028	2,870,000	2,904,153
		6,224,928
LODGING — 1.6%
Las Vegas Sands Corp.:
3.50%, 8/18/2026	5,000,000	4,930,100
5.90%, 6/1/2027	385,000	393,104
Marriott International, Inc. Series AA, 4.65%, 12/1/2028	50,000	50,352
Sands China Ltd. 3.80%, 1/8/2026	5,000,000	4,972,950
		10,346,506
Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.9%
Caterpillar Financial Services Corp.:
Series DMTN, 4.35%, 5/15/2026	$15,000	$15,007
4.80%, 1/6/2026	2,500,000	2,503,525
5.15%, 8/11/2025	3,500,000	3,501,750
		6,020,282
MACHINERY-DIVERSIFIED — 0.6%
John Deere Capital Corp.:
Series MTN, 4.05%, 9/8/2025	2,000,000	1,997,480
Series MTN, 4.75%, 1/20/2028	80,000	81,309
Series MTN, 4.80%, 1/9/2026	2,000,000	2,002,980
		4,081,769
MEDIA — 0.8%
Comcast Corp.:
2.35%, 1/15/2027	55,000	53,499
3.30%, 2/1/2027	5,000,000	4,931,500
TWDC Enterprises 18 Corp. Series MTN, 1.85%, 7/30/2026	131,000	127,814
		5,112,813
MINING — 0.9%
BHP Billiton Finance USA Ltd. 4.88%, 2/27/2026	4,000,000	4,012,000
Glencore Funding LLC 1.63%, 9/1/2025 (a)	1,090,000	1,084,157
Rio Tinto Finance USA PLC 4.38%, 3/12/2027	1,070,000	1,075,821
		6,171,978
MISCELLANEOUS MANUFACTURER — 1.5%
Siemens Financieringsmaatschappij NV:
3.40%, 3/16/2027 (a)	5,000,000	4,950,850
6.13%, 8/17/2026 (a)	3,000,000	3,066,720
Siemens Funding BV 4.35%, 5/26/2028 (a)	1,865,000	1,880,013
		9,897,583
OIL & GAS — 0.3%
Diamondback Energy, Inc. 5.20%, 4/18/2027	500,000	506,980
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	1,000,000	982,300
5.10%, 3/29/2026	795,000	798,744
		2,288,024
OIL & GAS SERVICES — 0.4%
Schlumberger Holdings Corp. 5.00%, 5/29/2027 (a)	2,500,000	2,533,425

See accompanying notes to financial statements.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
PACKAGING & CONTAINERS — 0.2%
Sonoco Products Co. 4.45%, 9/1/2026	$990,000	$989,060
PHARMACEUTICALS — 1.7%
AbbVie, Inc. 4.80%, 3/15/2027	3,245,000	3,277,158
Bristol-Myers Squibb Co. 4.90%, 2/22/2027	835,000	845,955
Eli Lilly & Co.:
4.50%, 2/9/2027	15,000	15,122
5.00%, 2/27/2026	3,555,000	3,555,818
Pfizer Investment Enterprises Pte. Ltd. 4.45%, 5/19/2028	90,000	90,724
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	3,070,000	3,040,467
		10,825,244
PIPELINES — 0.5%
Energy Transfer LP 6.05%, 12/1/2026	1,500,000	1,531,605
MPLX LP 4.13%, 3/1/2027	60,000	59,703
Sabine Pass Liquefaction LLC 5.88%, 6/30/2026	35,000	35,193
South Bow USA Infrastructure Holdings LLC 4.91%, 9/1/2027 (a)	1,750,000	1,762,390
		3,388,891
REAL ESTATE INVESTMENT TRUSTS — 2.3%
American Tower Corp. 3.95%, 3/15/2029	45,000	44,120
Mid-America Apartments LP 3.60%, 6/1/2027	5,000,000	4,948,500
Prologis LP 4.88%, 6/15/2028	70,000	71,432
Realty Income Corp. 5.05%, 1/13/2026	6,889,000	6,887,347
Vornado Realty LP 2.15%, 6/1/2026	3,000,000	2,914,320
		14,865,719
RETAIL — 0.0% *
Starbucks Corp. 2.00%, 3/12/2027	45,000	43,332
Walmart, Inc. 3.05%, 7/8/2026	200,000	197,974
		241,306
SEMICONDUCTORS — 1.4%
Advanced Micro Devices, Inc. 4.32%, 3/24/2028	3,595,000	3,622,214
Intel Corp.:
3.75%, 3/25/2027	25,000	24,745
4.88%, 2/10/2026	5,565,000	5,567,115
		9,214,074
Security Description	Principal Amount	Value
SOFTWARE — 2.4%
Cadence Design Systems, Inc. 4.20%, 9/10/2027	$45,000	$45,087
Intuit, Inc. 5.25%, 9/15/2026	2,500,000	2,529,650
Microsoft Corp. 3.40%, 9/15/2026	12,250,000	12,172,703
Synopsys, Inc. 4.55%, 4/1/2027	1,090,000	1,095,526
		15,842,966
TELECOMMUNICATIONS — 1.2%
NTT Finance Corp. 1.16%, 4/3/2026 (a)	7,500,000	7,316,400
T-Mobile USA, Inc. 4.95%, 3/15/2028	150,000	152,550
Verizon Communications, Inc. 3.00%, 3/22/2027	150,000	147,031
		7,615,981
TRANSPORTATION — 0.0% *
Canadian Pacific Railway Co. 1.75%, 12/2/2026	15,000	14,481
TOTAL CORPORATE BONDS & NOTES (Cost $346,544,410)		348,101,987
ASSET-BACKED SECURITIES — 3.9%
AUTOMOBILE — 2.7%
GM Financial Consumer Automobile Receivables Trust Series 2023-3, Class A3, 5.45%, 6/16/2028	7,002,304	7,049,704
Honda Auto Receivables Owner Trust Series 2023-4, Class A2, 5.87%, 6/22/2026	402,074	402,363
Mercedes-Benz Auto Lease Trust Series 2023-A, Class A3, 4.74%, 1/15/2027	4,049,656	4,050,813
Nissan Auto Lease Trust Series 2024-A, Class A2A, 5.11%, 10/15/2026	2,252,574	2,255,157
Toyota Auto Receivables Owner Trust Series 2023-D, Class A2A, 5.80%, 11/16/2026	1,032,259	1,033,511
Toyota Lease Owner Trust Series 2023-B, Class A3, 5.66%, 11/20/2026 (a)	2,890,235	2,899,731
		17,691,279

See accompanying notes to financial statements.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
CREDIT CARD — 1.2%
BA Credit Card Trust Series 2023-A1, Class A1, 4.79%, 5/15/2028	$7,655,000	$7,687,854
TOTAL ASSET-BACKED SECURITIES (Cost $25,293,749)		25,379,133
U.S. TREASURY OBLIGATIONS — 29.9%
U.S. Treasury Bills:
3.98%, 7/15/2025	35,000,000	34,943,685
4.15%, 7/8/2025	30,000,000	29,975,806
4.20%, 8/5/2025	30,000,000	29,875,913
U.S. Treasury Notes:
4.00%, 6/30/2028	6,746,000	6,803,973
4.13%, 2/28/2027	69,658,000	70,028,058
4.75%, 7/31/2025	20,183,100	20,186,254
5.00%, 9/30/2025	3,738,000	3,743,841
TOTAL U.S. TREASURY OBLIGATIONS (Cost $195,281,222)		195,557,530
MORTGAGE-BACKED SECURITIES — 0.4%
BHMS Mortgage Trust Series 2018-ATLS, Class A, 1 mo. USD Term SOFR + 1.55%, 5.86%, 7/15/2035 (a) (c) (Cost $2,869,552)	2,870,000	2,868,314
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.8%
BX Mortgage Trust Series 2021-PAC, Class B, 1 mo. USD Term SOFR + 1.01%, 5.33%, 10/15/2036 (a) (c)	2,500,000	2,489,119
Hawaii Hotel Trust Series 2025-MAUI, Class A, 1 mo. USD Term SOFR + 1.39%, 5.70%, 3/15/2042 (a) (c)	3,000,000	3,000,467
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $5,486,239)		5,489,586

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 11.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (d) (e) (Cost $74,779,548)	74,779,548	$74,779,548
TOTAL INVESTMENTS — 99.6% (Cost $650,254,720)		652,176,098
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		2,697,141
NET ASSETS — 100.0%		$654,873,239
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 12.1% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	When-issued security.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2025.
*	Amount is less than 0.05% of net assets.
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Note Futures (long)	70	09/30/2025	$14,523,906	$14,561,249	$37,343
5 Yr. U.S. Treasury Note Futures (long)	138	09/30/2025	14,881,834	15,042,000	160,166
					$197,509
See accompanying notes to financial statements.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

During the year ended June 30, 2025, the average notional value related to futures contracts was $57,910,620.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$348,101,987	$—	$348,101,987
Asset-Backed Securities	—	25,379,133	—	25,379,133
U.S. Treasury Obligations	—	195,557,530	—	195,557,530
Mortgage-Backed Securities	—	2,868,314	—	2,868,314
Commercial Mortgage Backed Securities	—	5,489,586	—	5,489,586
Short-Term Investment	74,779,548	—	—	74,779,548
TOTAL INVESTMENTS	$74,779,548	$577,396,550	$—	$652,176,098
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$197,509	$—	$—	$197,509
TOTAL OTHER FINANCIAL INSTRUMENTS:	$197,509	$—	$—	$197,509

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	72,098,882	$72,098,882	$690,166,815	$687,486,149	$—	$—	74,779,548	$74,779,548	$3,571,606
See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 57.3%
AUSTRALIA — 0.4%
Northern Star Resources Ltd. 6.13%, 4/11/2033 (a)	$120,000	$124,725
Rio Tinto Finance USA PLC 5.25%, 3/14/2035	70,000	71,203
		195,928
BRAZIL — 0.7%
Petrobras Global Finance BV 6.50%, 7/3/2033	99,000	101,758
Raizen Fuels Finance SA 6.70%, 2/25/2037 (a)	230,000	225,430
		327,188
CANADA — 1.6%
Bombardier, Inc.:
6.75%, 6/15/2033 (a)	50,000	51,793
7.25%, 7/1/2031 (a)	113,000	118,544
Enerflex Ltd. 9.00%, 10/15/2027 (a)	126,000	129,939
goeasy Ltd. 7.38%, 10/1/2030 (a)	100,000	102,125
Magna International, Inc. 5.88%, 6/1/2035	40,000	41,002
RB Global Holdings, Inc. 6.75%, 3/15/2028 (a)	139,000	142,625
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	50,000	49,655
TransAlta Corp.:
6.50%, 3/15/2040	65,000	62,730
7.75%, 11/15/2029	70,000	73,468
		771,881
CAYMAN ISLANDS — 0.3%
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	133,000	136,346
CHINA — 0.5%
Alibaba Group Holding Ltd. 3.15%, 2/9/2051	123,000	79,797
Prosus NV 4.19%, 1/19/2032 (a)	157,000	146,564
		226,361
FINLAND — 0.4%
Nordea Bank Abp VRN, 5 yr. CMT + 2.66%, 6.30%, 9/25/2031 (a) (b)	190,000	184,925
FRANCE — 1.3%
BNP Paribas SA 5 yr. CMT + 3.20%, 4.63%, 1/12/2027 (a) (b)	157,000	152,351
Credit Agricole SA SOFR + 1.46%, 5.22%, 5/27/2031 (a) (b)	250,000	254,670
Security Description	Principal Amount	Value
L'Oreal SA 5.00%, 5/20/2035 (a)	$200,000	$203,442
		610,463
GERMANY — 0.6%
Deutsche Bank AG:
SOFR + 1.72%, 3.04%, 5/28/2032 (b)	86,000	77,145
VRN, 5 yr. USD SOFR ICE Swap + 4.36%, 8.13%, 4/30/2030 (b)	200,000	206,394
		283,539
IRELAND — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 1/30/2032	86,000	77,909
Bank of Ireland Group PLC 1 yr. CMT + 2.65%, 6.25%, 9/16/2026 (a) (b)	157,000	157,481
		235,390
ITALY — 1.5%
Intesa Sanpaolo SpA 1 yr. CMT + 4.40%, 8.25%, 11/21/2033 (a) (b)	190,000	220,048
Telecom Italia Capital SA 7.72%, 6/4/2038	86,000	92,889
UniCredit SpA 5 yr. USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (b)	384,000	405,627
		718,564
NETHERLANDS — 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. 5.00%, 1/15/2033	42,000	41,866
SINGAPORE — 0.0% *
Seagate Data Storage Technolog 5.75%, 12/1/2034	12,000	11,802
SOUTH AFRICA — 1.0%
Anglo American Capital PLC 5.75%, 4/5/2034 (a)	190,000	195,740
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. 5.85%, 5/13/2032 (a)	255,000	260,462
		456,202
SPAIN — 1.3%
Banco Bilbao Vizcaya Argentaria SA:
1 yr. CMT + 1.95%, 6.03%, 3/13/2035 (b)	190,000	197,657
VRN, 5 yr. CMT + 3.25%, 7.75%, 1/14/2032 (b)	190,000	192,601

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Banco Santander SA 6.35%, 3/14/2034	$190,000	$198,833
		589,091
SWITZERLAND — 0.7%
UBS Group AG SOFR + 3.70%, 6.44%, 8/11/2028 (a) (b)	202,000	209,838
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a)	14,000	13,099
9.50%, 6/1/2028 (a)	99,000	101,685
		324,622
UNITED KINGDOM — 2.7%
Barclays PLC VRN, 5 yr. USD SOFR ICE Swap + 3.69%, 7.63%, 3/15/2035 (b)	200,000	201,200
British Telecommunications PLC 9.63%, 12/15/2030	89,000	109,483
HSBC Holdings PLC:
SOFR + 3.02%, 7.40%, 11/13/2034 (b)	190,000	212,559
VRN, 5 yr. CMT + 2.99%, 7.05%, 6/5/2030 (b)	450,000	455,211
Lloyds Banking Group PLC VRN, 1 yr. CMT + 1.60%, 6.07%, 6/13/2036 (b)	200,000	205,478
Marex Group PLC 6.40%, 11/4/2029	66,000	67,919
		1,251,850
UNITED STATES — 43.7%
200 Park Funding Trust 5.74%, 2/15/2055 (a)	130,000	128,153
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	133,000	131,981
AES Corp. VRN, 5 yr. CMT + 2.89%, 6.95%, 7/15/2055 (b)	99,000	96,811
AG Issuer LLC 6.25%, 3/1/2028 (a)	13,000	13,032
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	37,000	37,095
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	135,000	134,978
Allison Transmission, Inc. 3.75%, 1/30/2031 (a)	162,000	148,572
Alphabet, Inc. 5.25%, 5/15/2055	250,000	246,122
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a)	53,000	49,430
Amazon.com, Inc. 3.10%, 5/12/2051	81,000	54,595
American Express Co. 5.85%, 11/5/2027	33,000	34,189
American Tower Corp. 2.30%, 9/15/2031	137,000	118,909
Security Description	Principal Amount	Value
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.75%, 5/20/2027	$14,000	$13,891
9.38%, 6/1/2028 (a)	108,000	111,347
9.50%, 6/1/2030 (a)	19,000	19,692
Ameriprise Financial, Inc. 4.50%, 5/13/2032	42,000	41,674
Amgen, Inc. 4.20%, 3/1/2033	86,000	82,664
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 1/15/2028 (a)	76,000	75,850
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (a)	87,246	81,468
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	150,000	153,452
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	72,000	68,405
Appalachian Power Co. Series Z, 3.70%, 5/1/2050	35,000	24,779
Arches Buyer, Inc. 6.13%, 12/1/2028 (a)	51,000	46,935
Aretec Group, Inc. 7.50%, 4/1/2029 (a)	68,000	68,815
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	26,000	25,027
Artera Services LLC 8.50%, 2/15/2031 (a)	35,025	29,106
Athene Holding Ltd. VRN, 5 yr. CMT + 2.58%, 6.88%, 6/28/2055 (b)	230,000	228,788
Avianca Midco 2 PLC 9.00%, 12/1/2028 (a)	82,032	77,846
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.38%, 3/1/2029 (a)	101,000	97,329
8.38%, 6/15/2032 (a)	41,000	42,896
Avnet, Inc. 5.50%, 6/1/2032	40,000	40,314
Axon Enterprise, Inc. 6.13%, 3/15/2030 (a)	105,000	108,019
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	145,000	140,496
5.95%, 3/15/2030	40,000	39,664
BGC Group, Inc. 4.38%, 12/15/2025	121,000	120,441
Biogen, Inc. 5.05%, 1/15/2031	55,000	55,989
BlackRock TCP Capital Corp. 2.85%, 2/9/2026	118,000	115,998

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Blackrock, Inc. 2.10%, 2/25/2032	$59,000	$50,896
Blackstone Mortgage Trust, Inc.:
3.75%, 1/15/2027 (a)	13,000	12,639
7.75%, 12/1/2029 (a)	44,000	46,800
Blue Owl Capital Corp. 8.45%, 11/15/2026	53,000	55,065
Brandywine Operating Partnership LP 8.88%, 4/12/2029	55,000	59,538
Bread Financial Holdings, Inc. 9.75%, 3/15/2029 (a)	113,000	121,660
Brinker International, Inc. 8.25%, 7/15/2030 (a)	20,000	21,324
Broadcom, Inc.:
3.50%, 2/15/2041 (a)	194,000	153,481
4.15%, 4/15/2032 (a)	110,000	105,916
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50%, 2/1/2032 (a)	69,000	68,391
BWX Technologies, Inc. 4.13%, 4/15/2029 (a)	17,000	16,387
Cadence Design Systems, Inc. 4.70%, 9/10/2034	53,000	52,349
California Resources Corp. 8.25%, 6/15/2029 (a)	75,000	77,139
Capital One Financial Corp. SOFR + 3.37%, 7.96%, 11/2/2034 (b)	236,000	274,308
Carnival Corp. 5.88%, 6/15/2031 (a)	190,000	193,517
Carpenter Technology Corp. 7.63%, 3/15/2030	79,000	81,763
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	24,000	21,359
Caterpillar Financial Services Corp. Series MTN, 3.65%, 8/12/2025	81,000	80,909
Caterpillar, Inc. 5.20%, 5/15/2035	100,000	101,913
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (a)	56,000	52,258
4.50%, 8/15/2030 (a)	81,000	77,202
4.50%, 5/1/2032	31,000	28,851
4.50%, 6/1/2033 (a)	20,000	18,285
4.75%, 2/1/2032 (a)	30,000	28,438
CenterPoint Energy Houston Electric LLC 5.30%, 4/1/2053	16,000	15,164
Champions Financing, Inc. 8.75%, 2/15/2029 (a)	9,000	8,674
Chobani LLC/Chobani Finance Corp., Inc. 7.63%, 7/1/2029 (a)	18,000	18,777
Security Description	Principal Amount	Value
CHS/Community Health Systems, Inc. 10.88%, 1/15/2032 (a)	$108,000	$114,329
Ciena Corp. 4.00%, 1/31/2030 (a)	142,000	134,349
Citadel LP:
6.00%, 1/23/2030 (a)	33,000	34,115
6.38%, 1/23/2032 (a)	23,000	24,003
Citigroup, Inc. SOFR + 1.83%, 6.02%, 1/24/2036 (b)	165,000	169,412
Clean Harbors, Inc. 5.13%, 7/15/2029 (a)	9,000	8,882
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	59,000	55,834
Comcast Corp.:
2.99%, 11/1/2063	233,000	131,007
4.95%, 5/15/2032	230,000	233,866
CommScope LLC 4.75%, 9/1/2029 (a)	101,000	98,598
Compass Minerals International, Inc. 8.00%, 7/1/2030 (a)	76,000	78,582
Continental Resources, Inc. 2.27%, 11/15/2026 (a)	54,000	52,221
COPT Defense Properties LP 2.75%, 4/15/2031	17,000	15,040
CoreWeave, Inc. 9.25%, 6/1/2030 (a)	60,000	61,343
Crane NXT Co. 4.20%, 3/15/2048	21,000	12,685
Crown Americas LLC 5.88%, 6/1/2033 (a)	98,000	98,679
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 9/30/2026	79,000	78,456
CSC Holdings LLC 3.38%, 2/15/2031 (a)	201,000	138,994
CVR Energy, Inc.:
5.75%, 2/15/2028 (a)	64,000	61,279
8.50%, 1/15/2029 (a)	15,000	15,020
Delta Air Lines, Inc. 5.25%, 7/10/2030	35,000	35,261
Deluxe Corp. 8.13%, 9/15/2029 (a)	65,000	67,123
Diamondback Energy, Inc. 6.25%, 3/15/2033	198,000	210,884
Directv Financing LLC 8.88%, 2/1/2030 (a)	30,000	29,538
Directv Financing LLC/Directv Financing Co-Obligor, Inc.:
5.88%, 8/15/2027 (a)	13,000	12,956
10.00%, 2/15/2031 (a)	155,000	150,522
DISH Network Corp. 11.75%, 11/15/2027 (a)	147,000	151,351
Dominion Energy, Inc. Series A, 5 yr. CMT + 2.39%, 6.88%, 2/1/2055 (b)	76,000	79,799

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Dotdash Meredith, Inc. 7.63%, 6/15/2032 (a)	$44,000	$42,780
DT Midstream, Inc. 4.38%, 6/15/2031 (a)	14,000	13,414
DTE Electric Co. 5.25%, 5/15/2035	50,000	50,928
Edison International 6.25%, 3/15/2030	5,000	5,079
Eli Lilly & Co. 4.70%, 2/27/2033	69,000	69,613
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	37,000	29,599
Energy Transfer LP:
5.70%, 4/1/2035	75,000	76,381
5.95%, 5/15/2054	119,000	113,088
6.40%, 12/1/2030	132,000	142,375
Enova International, Inc.:
9.13%, 8/1/2029 (a)	25,000	26,321
11.25%, 12/15/2028 (a)	42,000	45,067
Entergy Arkansas LLC 5.45%, 6/1/2034	50,000	51,485
Enviri Corp. 5.75%, 7/31/2027 (a)	72,000	71,101
ERP Operating LP 4.65%, 9/15/2034	66,000	64,046
Esab Corp. 6.25%, 4/15/2029 (a)	96,000	98,325
Evergreen Acqco 1 LP/TVI, Inc. 9.75%, 4/26/2028 (a)	65,000	67,995
Excelerate Energy LP 8.00%, 5/15/2030 (a)	133,000	140,163
Expedia Group, Inc. 5.40%, 2/15/2035	120,000	120,818
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	65,000	63,263
5.25%, 5/15/2026 (a)	54,000	54,006
Fidelity National Financial, Inc. 2.45%, 3/15/2031	32,000	27,772
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 1/15/2028 (a) (c)	65,801	66,960
Flex Ltd. 5.25%, 1/15/2032	81,000	81,885
Florida Gas Transmission Co. LLC 5.75%, 7/15/2035 (a)	55,000	56,300
Freedom Mortgage Holdings LLC 9.13%, 5/15/2031 (a)	40,000	41,248
Freeport-McMoRan, Inc. 4.63%, 8/1/2030	137,000	135,964
Frontier Communications Holdings LLC:
5.88%, 11/1/2029	12,108	12,242
6.00%, 1/15/2030 (a)	41,000	41,555
6.75%, 5/1/2029 (a)	101,000	102,344
Security Description	Principal Amount	Value
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (a)	$71,000	$73,906
Gen Digital, Inc. 6.25%, 4/1/2033 (a)	85,000	87,381
General Dynamics Corp. 4.95%, 8/15/2035	35,000	35,129
Genuine Parts Co. 4.95%, 8/15/2029	71,000	72,110
Global Payments, Inc. 5.40%, 8/15/2032	33,000	33,667
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/2029 (a)	73,000	69,051
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	10,000	9,954
Gray Media, Inc. 10.50%, 7/15/2029 (a)	47,000	50,504
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a)	38,000	36,496
Group 1 Automotive, Inc. 6.38%, 1/15/2030 (a)	56,000	57,634
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	74,000	71,780
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	55,000	56,420
Helmerich & Payne, Inc. 5.50%, 12/1/2034 (a)	500,000	454,800
Hess Midstream Operations LP:
5.88%, 3/1/2028 (a)	152,000	154,256
6.50%, 6/1/2029 (a)	7,000	7,194
Hilton Domestic Operating Co., Inc. 5.88%, 4/1/2029 (a)	106,000	108,271
HLF Financing SARL LLC/Herbalife International, Inc.:
4.88%, 6/1/2029 (a)	72,000	61,087
12.25%, 4/15/2029 (a)	14,000	15,325
HPS Corporate Lending Fund 5.85%, 6/5/2030 (a)	225,000	224,653
HUB International Ltd. 7.38%, 1/31/2032 (a)	53,000	55,444
Hughes Satellite Systems Corp. 5.25%, 8/1/2026	21,000	18,786
Hyatt Hotels Corp. 5.75%, 3/30/2032	45,000	46,205
iHeartCommunications, Inc.:
7.75%, 8/15/2030 (a)	65,000	50,334
9.13%, 5/1/2029 (a)	38,000	31,314
Interface, Inc. 5.50%, 12/1/2028 (a)	51,000	50,226
Jabil, Inc. 5.45%, 2/1/2029	11,000	11,282

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 4/20/2035 (a)	$33,000	$34,187
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a)	82,000	79,825
JPMorgan Chase & Co.:
SOFR + 1.32%, 5.50%, 1/24/2036 (b)	43,000	44,308
SOFR + 1.46%, 3.16%, 4/22/2042 (b)	76,000	57,359
SOFR + 1.68%, 5.57%, 4/22/2036 (b)	120,000	124,482
Series OO, VRN, 5 yr. CMT + 2.15%, 6.50%, 4/1/2030 (b)	85,000	87,700
JW Aluminum Continuous Cast Co. 10.25%, 4/1/2030 (a)	55,000	55,713
Las Vegas Sands Corp. 5.63%, 6/15/2028	155,000	158,145
Level 3 Financing, Inc. 4.88%, 6/15/2029 (a)	124,632	116,409
Liberty Mutual Group, Inc. 4.30%, 2/1/2061 (a)	94,000	57,688
Live Nation Entertainment, Inc. 3.75%, 1/15/2028 (a)	93,000	90,321
Long Ridge Energy LLC 8.75%, 2/15/2032 (a)	68,000	70,653
Lowe's Cos., Inc. 2.80%, 9/15/2041	89,000	62,180
LPL Holdings, Inc. 5.75%, 6/15/2035	135,000	136,517
Madison IAQ LLC 5.88%, 6/30/2029 (a)	50,000	49,133
Manitowoc Co., Inc. 9.25%, 10/1/2031 (a)	63,000	66,621
Marriott International, Inc. 5.50%, 4/15/2037	135,000	135,019
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	40,000	42,287
McAfee Corp. 7.38%, 2/15/2030 (a)	53,000	50,033
Michaels Cos., Inc. 5.25%, 5/1/2028 (a)	66,000	53,025
Micron Technology, Inc.:
5.30%, 1/15/2031	56,000	57,320
6.05%, 11/1/2035	100,000	104,592
6.75%, 11/1/2029	76,000	82,161
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	49,000	40,280
Moog, Inc. 4.25%, 12/15/2027 (a)	105,000	102,514
Morgan Stanley SOFR + 1.76%, 5.66%, 4/17/2036 (b)	155,000	160,676
Security Description	Principal Amount	Value
MPH Acquisition Holdings LLC 5.75%, 12/31/2030 (a)	$50,632	$41,778
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031	23,000	16,296
4.63%, 8/1/2029	48,000	37,809
5.00%, 10/15/2027	29,000	26,776
MSCI, Inc. 3.63%, 11/1/2031 (a)	23,000	21,206
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	140,000	134,691
Navient Corp. 7.88%, 6/15/2032	14,000	14,565
NetApp, Inc. 5.70%, 3/17/2035	35,000	35,951
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.13%, 2/15/2029 (a)	86,000	86,857
Nordstrom, Inc. 4.38%, 4/1/2030	155,000	142,867
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	88,000	83,040
3.63%, 2/15/2031 (a)	54,000	49,716
5.75%, 7/15/2029 (a)	40,000	40,051
6.25%, 11/1/2034 (a)	18,000	18,374
NuStar Logistics LP:
5.63%, 4/28/2027	76,000	76,654
6.38%, 10/1/2030	63,000	65,280
Oncor Electric Delivery Co. LLC:
4.30%, 5/15/2028	90,000	90,405
5.35%, 4/1/2035 (a)	25,000	25,494
OneMain Finance Corp.:
7.13%, 9/15/2032	95,000	98,342
7.50%, 5/15/2031	17,000	17,763
ONEOK, Inc. 6.50%, 9/1/2030 (a)	10,000	10,687
Osaic Holdings, Inc. 10.75%, 8/1/2027 (a)	36,000	36,154
Owens-Brockway Glass Container, Inc. 7.38%, 6/1/2032 (a)	116,000	118,089
Pacific Gas & Electric Co.:
5.70%, 3/1/2035	90,000	89,285
6.00%, 8/15/2035	140,000	141,546
PacifiCorp 3.30%, 3/15/2051	60,000	38,810
Patrick Industries, Inc.:
4.75%, 5/1/2029 (a)	108,000	104,833
6.38%, 11/1/2032 (a)	28,000	28,080
Paychex, Inc. 5.60%, 4/15/2035	65,000	67,182
PBF Holding Co. LLC/PBF Finance Corp. 9.88%, 3/15/2030 (a)	12,000	11,664
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	23,000	22,742

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Phinia, Inc. 6.75%, 4/15/2029 (a)	$10,000	$10,312
Pitney Bowes, Inc. 7.25%, 3/15/2029 (a)	56,000	56,850
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	69,000	69,041
PPL Capital Funding, Inc. 5.25%, 9/1/2034	15,000	15,126
Prudential Financial, Inc. 5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (b)	82,000	82,659
Public Storage Operating Co. 2.25%, 11/9/2031	42,000	36,677
QUALCOMM, Inc. 5.40%, 5/20/2033	124,000	130,731
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	29,000	29,940
Rain Carbon, Inc. 12.25%, 9/1/2029 (a)	65,000	69,725
Rand Parent LLC 8.50%, 2/15/2030 (a)	79,000	79,258
Resideo Funding, Inc. 4.00%, 9/1/2029 (a)	36,000	34,027
Rithm Capital Corp. 8.00%, 7/15/2030 (a)	71,000	71,262
ROBLOX Corp. 3.88%, 5/1/2030 (a)	152,000	143,626
Rollins, Inc. 5.25%, 2/24/2035	20,000	20,067
Royal Caribbean Cruises Ltd. 5.50%, 8/31/2026 (a)	12,000	12,042
Sabre GLBL, Inc.:
10.75%, 11/15/2029 (a)	56,000	57,570
11.13%, 7/15/2030 (a)	37,000	38,720
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a)	61,000	32,330
Santander Holdings USA, Inc. SOFR + 1.25%, 2.49%, 1/6/2028 (b)	104,000	100,672
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	75,000	65,555
Seagate Data Storage Technology Pte. Ltd. 5.88%, 7/15/2030 (a)	157,000	159,813
SGUS LLC 11.00%, 12/15/2029	16,636	15,971
Sixth Street Lending Partners 6.13%, 7/15/2030 (a)	48,000	48,889
Somnigroup International, Inc.:
3.88%, 10/15/2031 (a)	52,000	47,266
4.00%, 4/15/2029 (a)	103,000	98,495
Southern California Edison Co. 3.65%, 2/1/2050	30,000	19,993
Southwestern Public Service Co. 5.30%, 5/15/2035	200,000	200,568
Spirit AeroSystems, Inc. 4.60%, 6/15/2028	59,000	57,872
Security Description	Principal Amount	Value
SPX FLOW, Inc. 8.75%, 4/1/2030 (a)	$27,000	$28,006
Starwood Property Trust, Inc.:
4.38%, 1/15/2027 (a)	137,000	135,616
6.00%, 4/15/2030 (a)	104,000	105,253
6.50%, 10/15/2030 (a)	48,000	49,561
StoneMor, Inc. 8.50%, 5/15/2029 (a)	20,000	18,512
Stonepeak Nile Parent LLC 7.25%, 3/15/2032 (a)	119,000	126,211
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	69,000	70,368
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	74,000	68,925
Synchrony Financial 7.25%, 2/2/2033	87,000	91,022
Synopsys, Inc. 5.15%, 4/1/2035	30,000	30,243
Taylor Morrison Communities, Inc.:
5.75%, 1/15/2028 (a)	90,000	91,219
5.88%, 6/15/2027 (a)	41,000	41,656
TEGNA, Inc. 5.00%, 9/15/2029	161,000	153,769
Texas Instruments, Inc. 4.90%, 3/14/2033	90,000	92,036
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	76,000	73,680
TMS International Corp. 6.25%, 4/15/2029 (a)	38,000	36,177
Toll Brothers Finance Corp. 5.60%, 6/15/2035	75,000	75,602
TransDigm, Inc. 6.88%, 12/15/2030 (a)	59,000	61,217
TriMas Corp. 4.13%, 4/15/2029 (a)	142,000	134,924
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	32,000	30,549
Tutor Perini Corp. 11.88%, 4/30/2029 (a)	32,000	36,005
Twilio, Inc. 3.63%, 3/15/2029	148,000	140,874
U.S. Foods, Inc. 5.75%, 4/15/2033 (a)	74,000	74,089
Under Armour, Inc. 7.25%, 7/15/2030 (a)	10,000	10,147
Unisys Corp. 10.63%, 1/15/2031 (a)	45,000	46,269
United Airlines Pass-Through Trust Series 2020-1, Class A, 5.88%, 4/15/2029	218,225	222,190
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	79,000	78,438
4.63%, 4/15/2029 (a)	53,000	51,460
United Parcel Service, Inc. 5.25%, 5/14/2035	35,000	35,747

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
UnitedHealth Group, Inc. 5.30%, 6/15/2035	$65,000	$66,243
Univision Communications, Inc. 8.50%, 7/31/2031 (a)	105,000	105,132
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	26,000	25,724
USI, Inc. 7.50%, 1/15/2032 (a)	37,000	39,048
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 6/15/2031 (a)	66,000	69,253
Viasat, Inc. 7.50%, 5/30/2031 (a)	47,000	40,727
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	145,000	135,292
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	80,000	74,628
Virginia Electric & Power Co. 5.05%, 8/15/2034	23,000	23,067
Virtusa Corp. 7.13%, 12/15/2028 (a)	26,000	24,772
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	27,000	26,309
5.00%, 7/31/2027 (a)	93,000	92,869
5.63%, 2/15/2027 (a)	26,000	25,991
6.88%, 4/15/2032 (a)	10,000	10,456
7.75%, 10/15/2031 (a)	9,000	9,563
Vornado Realty LP 3.40%, 6/1/2031	140,000	125,117
W&T Offshore, Inc. 10.75%, 2/1/2029 (a)	45,000	39,603
Walgreens Boots Alliance, Inc. 8.13%, 8/15/2029	12,000	12,729
Wayfair LLC 7.75%, 9/15/2030 (a)	98,000	98,755
Western Midstream Operating LP 6.15%, 4/1/2033	11,000	11,438
Williams Cos., Inc. 8.75%, 3/15/2032	132,000	158,859
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	43,000	42,075
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13%, 2/15/2031 (a)	12,000	12,786
XPLR Infrastructure Operating Partners LP:
3.88%, 10/15/2026 (a)	13,000	12,692
7.25%, 1/15/2029 (a)	134,000	137,379
8.38%, 1/15/2031 (a)	12,000	12,817
		20,517,490
TOTAL CORPORATE BONDS & NOTES (Cost $26,561,328)		26,883,508
Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 4.8%
Battalion CLO XVI Ltd. Series 2019-16A, Class BR2, ABS, 3 mo. USD Term SOFR + 1.75%, 6.02%, 1/20/2038 (a) (b)	$250,000	$250,423
BCC Middle Market CLO LLC Series 2025-1A, Class A1, ABS, 3 mo. USD Term SOFR - 1.62%, 0.00%, 7/17/2037 (a) (b) (d)	920,000	920,000
Golub Capital Partners CLO 77 B Ltd. Series 2024-77A, Class C, ABS, 3 mo. USD Term SOFR + 1.80%, 6.10%, 1/25/2038 (a) (b)	265,000	264,275
KKR CLO 22 Ltd. Series 22A, Class B, 3 mo. USD Term SOFR + 1.86%, 6.13%, 7/20/2031 (a) (b)	250,000	249,775
OHA Credit Funding 8 Ltd. Series 2021-8A, Class CR, ABS, 3 mo. USD Term SOFR + 1.75%, 6.02%, 1/20/2038 (a) (b)	250,000	250,671
OneMain Direct Auto Receivables Trust Series 2021-1A, Class A, ABS, 0.87%, 7/14/2028 (a)	67,906	67,479
Post CLO Ltd. Series 2023-1A, Class B1, 3 mo. USD Term SOFR + 2.50%, 6.77%, 4/20/2036 (a) (b)	250,000	250,401
TOTAL ASSET-BACKED SECURITIES (Cost $2,249,461)		2,253,024
	Shares
CONVERTIBLE BONDS — 0.8%
CHINA — 0.0% *
JD.com, Inc. 0.25%, 6/1/2029	25,000	26,107
SINGAPORE — 0.1%
Sea Ltd. 2.38%, 12/1/2025	18,000	31,941
UNITED STATES — 0.7%
Advanced Energy Industries, Inc. 2.50%, 9/15/2028	25,000	29,960
Axon Enterprise, Inc. 0.50%, 12/15/2027	15,000	54,298
Evergy, Inc. 4.50%, 12/15/2027	25,000	29,185
Guidewire Software, Inc. 1.25%, 11/1/2029 (a)	25,000	29,508

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
InterDigital, Inc. 3.50%, 6/1/2027	10,000	$29,246
Itron, Inc. 1.38%, 7/15/2030	30,000	35,746
Seagate HDD Cayman 3.50%, 6/1/2028	18,000	32,418
Spotify USA, Inc. 3/15/2026	25,000	37,872
Stem, Inc. 0.50%, 12/1/2028 (a)	95,000	27,364
Welltower OP LLC 2.75%, 5/15/2028 (a)	18,000	29,227
		334,824
TOTAL CONVERTIBLE BONDS (Cost $372,101)		392,872
	Principal Amount
SENIOR FLOATING RATE LOANS — 20.5%
ADVERTISING SERVICES — 0.9%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.00%, 8.44%, 8/23/2028 (b)	$28,144	27,979
Dotdash Meredith, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.82%, 6/17/2032 (b)	135,623	136,075
Neptune Bidco U.S., Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.00%, 9.33%, 4/11/2029 (b)	291,650	276,598
		440,652
AEROSPACE & DEFENSE — 0.7%
Air Comm Corp. LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 3.00%, 7.30%, 12/11/2031 (b)	92,077	92,653
Barnes Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.33%, 1/27/2032 (b)	126,004	126,356
Kaman Corp., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.08%, 2/26/2032 (b)	88,000	88,007
TransDigm, Inc., 2023 Term Loan J, 3 mo. USD Term SOFR + 2.50%, 6.80%, 2/28/2031 (b)	39,501	39,616
		346,632
APPAREL — 0.8%
Beach Acquisition Bidco LLC, USD Term Loan B (e)	47,000	47,294
Security Description	Principal Amount	Value
S&S Holdings LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 5.00%, 9.32%, 10/1/2031 (b)	$331,699	$318,535
		365,829
AUTO PARTS & EQUIPMENT — 0.9%
Clarios Global LP:
2025 EUR Term Loan B, 1 mo. EURIBOR + 3.25%, 5.18%, 1/28/2032 (b)	62,000	72,852
2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.08%, 1/28/2032 (b)	96,000	96,210
First Brands Group LLC:
2021 Term Loan, 3 mo. USD Term SOFR + 5.00%, 9.54%, 3/30/2027 (b)	62,726	59,435
2022 Incremental Term Loan, 3 mo. USD Term SOFR + 5.00%, 9.54%, 3/30/2027 (b)	228,498	216,264
		444,761
BUILDING MATERIALS — 0.4%
EMRLD Borrower LP, Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.83%, 5/31/2030 (b)	187,941	188,019
CHEMICALS — 0.7%
Bakelite U.S. Holdco, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.05%, 12/23/2031 (b)	204,390	202,410
Olympus Water U.S. Holding Corp., 2024 EUR Term Loan B, 3 mo. EURIBOR + 3.75%, 5.73%, 6/20/2031 (b)	EUR107,000	125,262
		327,672
COMMERCIAL SERVICES — 3.3%
Belron Finance 2019 LLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.05%, 10/16/2031 (b)	236,215	237,579
Camelot U.S. Acquisition LLC:
2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.08%, 1/31/2031 (b)	42,877	42,489
2025 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.58%, 1/31/2031 (b)	61,082	61,197
CHG Healthcare Services, Inc., 2024 Term Loan B1, 3 mo. USD Term SOFR + 3.00%, 7.33%, 9/29/2028 (b)	288,817	290,145
Ensemble RCM LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.28%, 8/1/2029 (b)	55,859	56,140

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Galaxy U.S. Opco, Inc., Term Loan, 3 mo. USD Term SOFR + 5.00%, 9.28%, 7/31/2030 (b)	$320,150	$299,140
Kingpin Intermediate Holdings LLC, 2023 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.83%, 2/8/2028 (b)	95,444	95,071
Mckissock Investment Holdings LLC, Incremental Term Loan, 3 mo. USD Term SOFR + 5.00%, 9.27%, 3/12/2029 (b)	92,590	92,879
Nuvei Technologies Corp., 2024 Term Loan B1, 1 mo. USD Term SOFR + 3.00%, 7.33%, 11/17/2031 (b)	134,776	135,154
Ryan LLC, Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.83%, 11/14/2030 (b)	173,123	173,570
VM Consolidated, Inc., 2024 Term Loan B2, 1 mo. USD Term SOFR + 2.25%, 6.58%, 3/24/2028 (b)	57,983	58,323
		1,541,687
COMPUTERS — 0.9%
Access CIG LLC, 2023 Term Loan, 6 mo. USD Term SOFR + 4.25%, 8.38%, 8/18/2028 (b)	6,895	6,935
Clover Holdings 2 LLC, Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.31%, 12/9/2031 (b)	87,000	87,245
Fortress Intermediate 3, Inc.:
2025 Term Loan B, 12 mo. USD Term SOFR + 3.00%, 7.32%, 6/27/2031 (b)	84,473	84,790
Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.83%, 6/27/2031 (b)	84,261	84,577
NCR Atleos LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.03%, 4/16/2029 (b)	100,611	101,479
Sandisk Corp., Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.32%, 2/20/2032 (b)	79,191	78,894
		443,920
CONSTRUCTION & ENGINEERING — 0.2%
Service Logic Acquisition, Inc., 2025 Repriced Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.33%, 10/29/2027 (b)	74,252	74,437
Security Description	Principal Amount	Value
CONSTRUCTION MATERIALS — 0.2%
Quikrete Holdings, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.58%, 2/10/2032 (b)	$106,732	$106,719
CONTAINERS & PACKAGING — 0.2%
Graham Packaging Co., Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.83%, 8/4/2027 (b)	100,328	100,618
DISTRIBUTION/WHOLESALE — 0.1%
Olympus Water U.S. Holding Corp., 2024 USD Term Loan, 3 mo. USD Term SOFR + 3.00%, 7.30%, 6/20/2031 (b)	48,446	47,973
DIVERSIFIED FINANCIAL SERVICES — 0.8%
Dechra Pharmaceuticals Holdings Ltd., USD Term Loan B, 6 mo. USD Term SOFR + 3.25%, 7.54%, 1/27/2032 (b)	62,843	63,064
FNZ Group Services Ltd., 2024 USD Term Loan B, 3 mo. USD Term SOFR + 5.00%, 9.26%, 11/5/2031 (b)	156,607	129,984
Mermaid Bidco, Inc., 2024 EUR Term Loan B, 3 mo. EURIBOR + 3.75%, 5.89%, 7/3/2031 (b)	EUR27,000	31,882
Paysafe Holdings U.S. Corp., USD Term Loan B1, 3 mo. USD Term SOFR + 2.75%, 7.34%, 6/28/2028 (b)	150,924	150,972
		375,902
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
CommScope, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 5.25%, 9.58%, 12/17/2029 (b)	180,250	182,710
Crown Subsea Communications Holding, Inc., 2024 Term Loan B1, 3 mo. USD Term SOFR + 4.00%, 8.33%, 1/30/2031 (b)	131,168	132,179
MasOrange Finco PLC, 2025 EUR Term Loan B (e)	EUR119,096	139,167
		454,056
ELECTRIC — 0.4%
Kohler Energy Co. LLC, USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.05%, 5/1/2031 (b)	192,349	192,861
ELECTRONICS — 0.4%
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.57%, 12/2/2031 (b)	168,000	169,103

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
ENTERTAINMENT — 0.2%
EOC Borrower LLC, Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.33%, 3/24/2032 (b)	$83,948	$84,158
ENVIRONMENTAL CONTROL — 0.2%
GFL Environmental, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.82%, 3/3/2032 (b)	82,075	82,229
FOOD PRODUCTS — 0.2%
Sauer Brands, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.58%, 2/19/2032 (b)	76,646	77,203
GROUND TRANSPORTATION — 0.3%
Stonepeak Nile Parent LLC, Term Loan B, 3 mo. USD Term SOFR + 1.75%, 9.25%, 4/9/2032 (b)	142,427	143,068
HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Bausch & Lomb Corp.:
2023 Incremental Term Loan, 1 mo. USD Term SOFR + 4.00%, 8.33%, 9/29/2028 (b)	61,897	62,026
2025 Term Loan B (e)	136,000	136,426
Medline Borrower LP, 2024 USD Add-on Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.58%, 10/23/2028 (b)	49,445	49,557
		248,009
HEALTH CARE PROVIDERS & SERVICES — 0.2%
LifePoint Health, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.01%, 5/19/2031 (b)	118,782	117,705
INSURANCE — 2.6%
Alera Group, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 3.25%, 7.55%, 5/31/2032 (b)	195,000	195,804
AmWINS Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.58%, 1/30/2032 (b)	139,043	139,248
Ardonagh Midco 3 PLC, 2024 USD Term Loan B, 6 mo. USD Term SOFR + 2.75%, 7.04%, 2/15/2031 (b)	168,578	167,735
Asurion LLC, 2023 Term Loan B11, 1 mo. USD Term SOFR + 4.25%, 8.68%, 8/19/2028 (b)	112,193	111,161
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.33%, 7/31/2031 (b)	368,202	369,942
Security Description	Principal Amount	Value
Truist Insurance Holdings LLC:
2024 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.05%, 5/6/2031 (b)	$75,125	$75,250
2nd Lien Term Loan, 3 mo. USD Term SOFR + 4.75%, 9.05%, 5/6/2032 (b)	38,421	38,942
USI, Inc.:
2024 Term Loan C, 3 mo. USD Term SOFR + 2.25%, 6.55%, 9/29/2030 (b)	21,617	21,585
2024 Term Loan D, 3 mo. USD Term SOFR + 2.25%, 6.55%, 11/21/2029 (b)	97,278	97,224
		1,216,891
INTERNET & TELECOM — 0.2%
MH Sub I LLC, 2024 Term Loan B4, 1 mo. USD Term SOFR + 4.25%, 8.58%, 12/31/2031 (b)	111,509	97,187
INVESTMENT COMPANIES — 0.2%
Gryphon Debt Merger Sub, Inc., Term Loan B (e)	88,000	88,092
LEISURE TIME — 0.2%
Sabre GLBL, Inc.:
2021 Term Loan B2, 1 mo. USD Term SOFR + 3.50%, 7.94%, 12/17/2027 (b)	4,593	4,435
2024 Term Loan B1, 1 mo. USD Term SOFR + 6.00%, 10.43%, 11/15/2029 (b)	59,674	59,674
2024 Term Loan B2, 1 mo. USD Term SOFR + 6.00%, 10.43%, 11/15/2029 (b)	25,991	24,789
		88,898
MEDIA — 0.9%
Cengage Learning, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.83%, 3/24/2031 (b)	55,317	55,514
DirecTV Financing LLC:
2024 Term Loan, 3 mo. USD Term SOFR + 5.25%, 9.79%, 8/2/2029 (b)	94,943	94,382
2025 Term Loan B, 1 mo. USD Term SOFR + 5.50%, 9.83%, 2/17/2031 (b)	107,202	102,619
EW Scripps Co., 2025 Term Loan B2, 1 mo. USD Term SOFR + 5.75%, 10.18%, 6/30/2028 (b)	73,656	71,568

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
McGraw-Hill Global Education Holdings LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.58%, 8/6/2031 (b)	$96,316	$96,758
		420,841
PHARMACEUTICALS — 0.7%
Bausch Health Cos., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 6.25%, 10.56%, 10/8/2030 (b)	246,000	237,793
IVC Acquisition Ltd., 2025 USD Repriced Term Loan B (e)	76,832	77,325
		315,118
RETAIL — 1.1%
Flynn Restaurant Group LP, 2025 Incremental Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.08%, 1/28/2032 (b)	84,371	84,371
Great Outdoors Group LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.58%, 1/23/2032 (b)	68,184	68,195
MI Windows & Doors LLC, 2024 Term Loan B2, 1 mo. USD Term SOFR + 3.00%, 7.33%, 3/28/2031 (b)	220,331	221,082
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.81%, 4/17/2028 (b)	77	65
PetSmart, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.18%, 2/11/2028 (b)	133,539	132,454
		506,167
SOFTWARE — 1.1%
BCPE Pequod Buyer, Inc., USD Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.58%, 11/25/2031 (b)	223,440	224,083
Modena Buyer LLC, Term Loan, 3 mo. USD Term SOFR + 4.50%, 8.78%, 7/1/2031 (b)	69,299	66,916
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.55%, 10/26/2030 (b)	151,316	152,199
UKG, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.31%, 2/10/2031 (b)	99,117	99,603
		542,801
TOTAL SENIOR FLOATING RATE LOANS (Cost $9,642,946)		9,649,208

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 4.8%
SPDR Blackstone Senior Loan ETF (f) (Cost $ 2,264,311)	54,115	$2,250,643
	Principal Amount
U.S. TREASURY OBLIGATIONS — 4.6%
U.S. Treasury Bills:
3.98%, 7/15/2025	$1,250,000	1,247,989
4.25%, 9/18/2025	925,000	916,445
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,164,430)		2,164,434
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.2%
COMM Mortgage Trust Series 2012-CR3, Class B, 3.92%, 10/15/2045 (a) (Cost $94,212)	95,164	89,009
	Shares
SHORT-TERM INVESTMENT — 7.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (g) (h) (Cost $3,502,406)	3,502,406	3,502,406
TOTAL INVESTMENTS — 100.5% (Cost $46,851,195)		47,185,104
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(244,255)
NET ASSETS — 100.0%		$46,940,849
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 38.5% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2025. Maturity date shown is the final maturity.
(d)	When-issued security.
(e)	Position is unsettled. Contract rate was not determined at June 30, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

(f)	Affiliated Fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2025.
*	Amount is less than 0.05% of net assets.

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

At June 30, 2025, the Fund had unfunded loan commitments of $35,183, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Amspec Parent LLC	11,807	11,881	74
Air Comm Corp. LLC	7,692	7,740	48
Kaman Corp.	8,000	8,001	1
Sauer Brands Inc	7,684	7,739	55
	$35,183	$35,361	$178

At June 30, 2025, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	EUR27,000	31,323	07/16/2025	$(400)
Royal Bank of Canada	AUD43,000	27,736	07/02/2025	(444)
Royal Bank of Canada	USD28,105	43,000	07/02/2025	75
Royal Bank of Canada	EUR110,000	125,502	07/07/2025	(3,663)
Royal Bank of Canada	EUR62,000	71,452	07/23/2025	(1,428)
Royal Bank of Canada	AUD43,000	28,124	08/05/2025	(74)
Total				$(5,934)

AUD	Australian Dollar
EUR	Euro

During the year ended June 30, 2025, the average notional value related to forward foreign currency exchange contracts was $329,862.
At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year Australian Bond Futures (long)	20	09/15/2025	$1,491,404	$1,502,315	$10,911
2 Yr. U.S. Treasury Note Futures (long)	29	09/30/2025	6,029,275	6,032,680	3,405
See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Note Futures (long)	105	09/30/2025	11,336,743	11,445,000	108,257
Long Gilt (long)	12	09/26/2025	1,533,322	1,529,512	(3,810)
					$118,763

During the year ended June 30, 2025, the average notional value related to futures contracts was $15,890,084.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$26,883,508	$—	$26,883,508
Asset-Backed Securities	—	2,253,024	—	2,253,024
U.S. Treasury Obligations	—	2,164,434	—	2,164,434
Commercial Mortgage Backed Securities	—	89,009	—	89,009
Convertible Bonds	—	392,872	—	392,872
Mutual Funds and Exchange Traded Products	2,250,643	—	—	2,250,643
Senior Floating Rate Loans	—	9,649,208	—	9,649,208
Short-Term Investment	3,502,406	—	—	3,502,406
TOTAL INVESTMENTS	$5,753,049	$41,432,055	$—	$47,185,104
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	$—	$75	$—	$75
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	—	(6,009)	—	(6,009)
Unfunded Loans - Unrealized Appreciation	—	178	—	178
Futures Contracts - Unrealized Appreciation	122,573	—	—	122,573
Futures Contracts - Unrealized Depreciation	(3,810)	—	—	(3,810)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$118,763	$(5,756)	$—	$113,007

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
SPDR Blackstone Senior Loan ETF	40,506	$1,693,151	$1,648,832	$1,071,962	$(335)	$(19,043)	54,115	$2,250,643	$131,996
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,127,724	2,127,724	35,696,677	34,321,995	—	—	3,502,406	3,502,406	130,807
Total		$3,820,875	$37,345,509	$35,393,957	$(335)	$(19,043)		$5,753,049	$262,803
See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.7%
ALABAMA — 5.2%
Black Belt Energy Gas District Revenue, AL Series B, 4.00%, 10/1/2052 (a)	$500,000	$501,261
County of Jefferson Sewer Revenue, AL 5.25%, 10/1/2040	200,000	211,048
Southeast Energy Authority A Cooperative District Revenue, AL Series A, 5.00%, 11/1/2035	750,000	774,857
		1,487,166
ARIZONA — 2.0%
Maricopa County Industrial Development Authority Revenue, AZ AMT, 4.00%, 10/15/2047 (b)	100,000	83,010
Maricopa County Pollution Control Corp. Revenue, AZ Series B, 0.88%, 6/1/2043 (a)	500,000	482,017
		565,027
ARKANSAS — 1.8%
Arkansas Development Finance Authority Revenue, AR AMT, 5.45%, 9/1/2052	525,000	525,895
CALIFORNIA — 12.0%
California Community Choice Financing Authority Revenue, CA:
Series E, 5.00%, 9/1/2032	1,000,000	1,068,989
Series E-1, 5.00%, 2/1/2054 (a)	500,000	526,266
California Housing Finance Agency Revenue, CA Series 2021-1, 3.50%, 11/20/2035	168,171	156,928
California Infrastructure & Economic Development Bank Revenue, CA Series A, AMT, 9.50%, 1/1/2065 (a) (b)	525,000	497,491
City & County of San Francisco Special Tax District No., Special Tax Revenue, CA Series B, 5.75%, 9/1/2053 (b)	350,000	361,061
Orange County Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 8/15/2037	250,000	262,269
Palomar Health, General Obligation, CA Series A, Assured Guaranty Inc., Zero Coupon, 8/1/2027 (c)	100,000	91,404
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, CA Series H, AMT, 5.00%, 5/1/2028	175,000	183,165
State of California, General Obligation, CA 5.00%, 3/1/2030	250,000	275,414
		3,422,987
Security Description	Principal Amount	Value
COLORADO — 2.5%
Colorado Health Facilities Authority Revenue, CO Series A-1, 4.00%, 8/1/2037	$200,000	$192,248
Trails at Crowfoot Metropolitan District No. 3, General Obligation, CO Series A, Assured Guaranty Inc., 5.00%, 12/1/2039 (c)	500,000	520,061
		712,309
DISTRICT OF COLUMBIA — 1.0%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC Series B, 4.00%, 10/1/2038	305,000	293,948
FLORIDA — 6.4%
County of Miami-Dade Water & Sewer System Revenue, FL 3.00%, 10/1/2036	530,000	478,400
Crosswinds East Community Development District, Special Assessment, FL 5.50%, 5/1/2044	135,000	132,992
Florida Development Finance Corp. Revenue, FL:
Series A, AMT, 4.38%, 10/1/2054 (a) (b)	250,000	249,010
AMT, 6.13%, 7/1/2032 (a) (b)	300,000	303,624
Series A, AMT, 8.25%, 7/1/2057 (a) (b)	385,000	395,708
Preserve at South Branch Community Development District, Special Assessment, FL 4.00%, 11/1/2039	300,000	274,522
		1,834,256
GEORGIA — 5.5%
Main Street Natural Gas, Inc. Revenue, GA Series E-1, 5.00%, 12/1/2053 (a)	600,000	632,189
Municipal Electric Authority of Georgia Revenue, GA Series B, 5.00%, 1/1/2048	605,000	591,283
Richmond County Hospital Authority Revenue, GA 3.00%, 1/1/2033	345,000	330,483
		1,553,955
IDAHO — 0.4%
Spring Valley Community Infrastructure District No. 1, Special Assessment, ID 6.25%, 9/1/2053 (b)	100,000	100,249

See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
ILLINOIS — 3.0%
Chicago O'Hare International Airport Revenue, IL Build America Mutual Assurance Corp., 5.00%, 1/1/2038 (c)	$250,000	$266,867
Northern Illinois University Revenue, IL Series B, Build America Mutual Assurance Corp., 4.00%, 4/1/2037 (c)	345,000	337,357
State of Illinois, General Obligation, IL:
Series D, 3.25%, 11/1/2026	100,000	99,845
Series A, 5.00%, 12/1/2031	150,000	154,537
		858,606
IOWA — 0.7%
Iowa Finance Authority Revenue, IA 4.00%, 12/1/2050 (a)	200,000	213,391
KANSAS — 1.0%
City of Olathe, General Obligation, KS Series 234, 3.00%, 10/1/2031	300,000	296,263
KENTUCKY — 1.6%
Kentucky Economic Development Finance Authority Revenue, KY Series A-P3, 4.25%, 7/1/2035	450,000	444,268
LOUISIANA — 2.9%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA Series B, 5.00%, 8/15/2025	250,000	250,479
Louisiana Offshore Terminal Authority Revenue, LA Series 2007A, 4.15%, 9/1/2027	250,000	252,460
Louisiana Public Facilities Authority Revenue, LA Series A, 4.00%, 4/1/2039	320,000	311,759
		814,698
MARYLAND — 0.8%
State of Maryland Department of Transportation Revenue, MD Series B, AMT, 5.00%, 8/1/2030	200,000	214,033
MICHIGAN — 3.2%
Michigan Finance Authority Revenue, MI 5.00%, 11/1/2034	110,000	114,583
Michigan State Building Authority Revenue, MI Series I, 2.02%, 4/15/2059 (a)	250,000	250,000
Michigan State University Revenue, MI Series A, 5.00%, 2/15/2030	500,000	547,919
		912,502
Security Description	Principal Amount	Value
MINNESOTA — 1.3%
Duluth Economic Development Authority Revenue, MN Series A, 4.00%, 6/15/2037	$380,000	$379,734
MISSOURI — 0.4%
City of St. Louis Airport Revenue, MO Series C, 5.00%, 7/1/2029	100,000	107,106
NEBRASKA — 1.0%
Central Plains Energy Project Revenue, NE Series A, 5.00%, 5/1/2054 (a)	275,000	289,054
NEW JERSEY — 3.3%
New Jersey Transportation Trust Fund Authority Revenue, NJ Series BB, 5.00%, 6/15/2040	380,000	396,341
New Jersey Turnpike Authority Revenue, NJ Series B, 5.00%, 1/1/2029	500,000	537,008
		933,349
NEW MEXICO — 3.3%
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 4.00%, 8/1/2039	1,000,000	925,378
NEW YORK — 7.2%
New York City Industrial Development Agency Revenue, NY Series A, Assured Guaranty Inc., 3.00%, 3/1/2036 (c)	795,000	722,026
New York Transportation Development Corp. Revenue, NY AMT, 6.00%, 4/1/2035	250,000	271,939
Triborough Bridge & Tunnel Authority Revenue, NY:
Series A, 5.00%, 12/1/2033	360,000	408,514
Series A, 5.00%, 12/1/2034	575,000	654,440
		2,056,919
OHIO — 1.9%
State of Ohio Revenue, OH Series A, 3.25%, 1/1/2035	580,000	550,144
OKLAHOMA — 5.5%
Oklahoma County Finance Authority Revenue, OK 4.00%, 9/1/2038	500,000	482,268
Oklahoma Development Finance Authority Revenue, OK Series B, 5.00%, 8/15/2038	300,000	302,021
Oklahoma Turnpike Authority Revenue, OK Series A, 5.00%, 1/1/2044	750,000	782,213
		1,566,502

See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
PENNSYLVANIA — 0.4%
Pennsylvania Economic Development Financing Authority Revenue, PA Series C, 5.25%, 12/1/2037 (a)	$100,000	$100,820
SOUTH CAROLINA — 2.8%
South Carolina Jobs-Economic Development Authority Revenue, SC Series A, 5.00%, 11/1/2039	750,000	785,149
TENNESSEE — 1.8%
Tennessee Energy Acquisition Corp. Revenue, TN Series A, 5.25%, 9/1/2026	500,000	507,628
TEXAS — 11.2%
Board of Regents of the University of Texas System Revenue, TX Series B, 5.00%, 8/15/2027	500,000	524,285
City of Houston Airport System Revenue, TX Series B, AMT, 5.50%, 7/15/2039	250,000	255,682
City of San Antonio, General Obligation, TX 5.00%, 2/1/2030	250,000	273,317
Fort Bend Independent School District, General Obligation, TX Series B, Permanent School Fund, 4.00%, 2/15/2033 (c)	610,000	619,850
Lewisville Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2028 (c)	100,000	106,671
New Hope Cultural Education Facilities Finance Corp. Revenue, TX Series A1, 5.50%, 1/1/2057	465,000	429,361
Texas Municipal Power Agency Revenue, TX Assured Guaranty Inc., 3.00%, 9/1/2039 (c)	250,000	203,944
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX AMT, 5.50%, 12/31/2058	500,000	512,595
Van Alstyne Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2029 (c)	240,000	258,699
		3,184,404
UTAH — 3.6%
Utah Associated Municipal Power Systems Revenue, UT Series A, 5.00%, 9/1/2032	260,000	269,978
Security Description	Principal Amount	Value
Utah Telecommunication Open Infrastructure Agency Revenue, UT 4.38%, 6/1/2040	$750,000	$754,261
		1,024,239
VIRGINIA — 1.7%
Isle Wight County Industrial Development Authority Revenue, VA Assured Guaranty Inc., 5.25%, 7/1/2048 (c)	345,000	354,031
Virginia Small Business Financing Authority Revenue, VA AMT, 5.00%, 6/30/2039	125,000	127,382
		481,413
WASHINGTON — 1.2%
State of Washington, General Obligation, WA Series 2017-A, 5.00%, 8/1/2029	150,000	153,308
Washington Health Care Facilities Authority Revenue, WA 5.00%, 8/15/2037	200,000	200,099
		353,407
WISCONSIN — 2.1%
Public Finance Authority Revenue, WI Series A, 6.00%, 6/15/2052	250,000	221,707
Wisconsin Health & Educational Facilities Authority Revenue, WI Series A, 3.00%, 10/15/2037	425,000	361,746
		583,453
TOTAL MUNICIPAL BONDS & NOTES (Cost $28,168,697)		28,078,252
	Shares
SHORT-TERM INVESTMENT — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (d) (e) (Cost $544,042)	544,042	544,042
TOTAL INVESTMENTS — 100.6% (Cost $28,712,739)		28,622,294
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(170,246)
NET ASSETS — 100.0%		$28,452,048

See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 7.0% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Inc.	6.6%
Permanent School Fund Guaranteed	3.5%
Build America Mutual Assurance Corp.	2.1%
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2025.
AMT	Alternative Minimum Tax
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$28,078,252	$—	$28,078,252
Short-Term Investment	544,042	—	—	544,042
TOTAL INVESTMENTS	$544,042	$28,078,252	$—	$28,622,294

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	483,301	$483,301	$22,536,645	$22,475,904	$—	$—	544,042	$544,042	$41,669
See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 93.2%
ALABAMA — 2.5%
Black Belt Energy Gas District Revenue, AL Series C, 5.50%, 10/1/2054 (a)	$300,000	$323,828
CALIFORNIA — 13.2%
California Community Choice Financing Authority Revenue, CA Series D, 5.50%, 5/1/2054 (a)	300,000	315,703
City of San Francisco Public Utilities Commission Water Revenue, CA Series A, 5.00%, 11/1/2034	400,000	463,304
State of California, General Obligation, CA 5.00%, 3/1/2031	400,000	447,212
University of California Revenue, CA Series CB, 5.00%, 5/15/2038	450,000	495,039
		1,721,258
CONNECTICUT — 5.8%
State of Connecticut Special Tax Revenue, CT Series A, 4.00%, 5/1/2039	460,000	452,432
Steel Point Infrastructure Improvement District, Special Obligation, CT 4.00%, 4/1/2031 (b)	300,000	300,722
		753,154
FLORIDA — 7.8%
Florida Development Finance Corp. Revenue, FL Series A, AMT, 8.25%, 7/1/2057 (a) (b)	215,000	220,980
Hobe-St. Lucie Conservancy District, Special Assessment, FL 5.60%, 5/1/2044	100,000	100,002
Saltleaf Community Development District, Special Assessment, FL 5.63%, 5/1/2044	110,000	108,565
Somerset Community Development District, Special Assessment, FL:
4.00%, 5/1/2032	200,000	195,977
4.20%, 5/1/2037	200,000	186,606
Westside Haines City Community Development District, Special Assessment, FL 6.00%, 5/1/2054	200,000	198,397
		1,010,527
ILLINOIS — 4.2%
Chicago O'Hare International Airport Revenue, IL Build America Mutual Assurance Corp., 5.00%, 1/1/2038 (c)	250,000	266,867
Security Description	Principal Amount	Value
City of Chicago, General Obligation, IL Series A, 5.50%, 1/1/2039	$275,000	$282,913
		549,780
IOWA — 2.5%
Iowa Finance Authority Revenue, IA 4.00%, 12/1/2050 (a)	300,000	320,086
MONTANA — 1.6%
Cascade County Elementary School District No. 1 Great Falls, General Obligation, MT 3.00%, 7/1/2029	205,000	204,865
NEW JERSEY — 6.2%
New Jersey Economic Development Authority Revenue, NJ:
Series MMM, 5.00%, 6/15/2033	180,000	190,890
Series QQQ, 5.00%, 6/15/2033	275,000	295,030
New Jersey Transportation Trust Fund Authority Revenue, NJ Series CC, 5.25%, 6/15/2036	300,000	327,283
		813,203
NEW YORK — 16.4%
Metropolitan Transportation Authority Dedicated Tax Fund Revenue, NY Series A, 5.00%, 11/15/2037	575,000	620,222
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Series A, 5.00%, 11/1/2026	440,000	453,417
New York Transportation Development Corp. Revenue, NY AMT, 6.00%, 4/1/2035	250,000	271,938
Triborough Bridge & Tunnel Authority Revenue, NY:
Series A, 5.00%, 12/1/2033	270,000	306,385
Series A, 5.00%, 12/1/2034	425,000	483,717
		2,135,679
NORTH CAROLINA — 3.6%
County of Mecklenburg Revenue, NC 5.00%, 2/1/2038	420,000	463,949
OREGON — 2.9%
Medford Hospital Facilities Authority Revenue, OR Series A, 5.00%, 8/15/2037	370,000	384,257
PENNSYLVANIA — 3.7%
Pennsylvania Economic Development Financing Authority Revenue, PA:
Series 2021A-2, 4.60%, 10/1/2046 (a)	375,000	377,766
Series C, 5.25%, 12/1/2037 (a)	100,000	100,820
		478,586

See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
SOUTH CAROLINA — 3.0%
South Carolina Jobs-Economic Development Authority Revenue, SC Series A, 5.00%, 11/1/2039	$375,000	$392,575
TEXAS — 3.9%
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX AMT, 5.50%, 12/31/2058	500,000	512,595
VIRGINIA — 6.7%
Isle Wight County Industrial Development Authority Revenue, VA Assured Guaranty Inc., 5.25%, 7/1/2048 (c)	345,000	354,031
Virginia Small Business Financing Authority Revenue, VA AMT, 5.00%, 1/1/2037	500,000	512,441
		866,472
WASHINGTON — 4.0%
Washington State Housing Finance Commission Revenue, WA 5.50%, 7/1/2044	500,000	516,713
WISCONSIN — 5.2%
Public Finance Authority Revenue, WI Series A, 4.00%, 11/15/2037	600,000	579,263
Public Finance Authority, Special Obligation, WI Series A, 5.00%, 6/1/2041 (b)	100,000	99,084
		678,347
TOTAL MUNICIPAL BONDS & NOTES (Cost $12,090,950)		12,125,874

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 5.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (d) (e) (Cost $735,970)	735,970	$735,970
TOTAL INVESTMENTS — 98.9% (Cost $12,826,920)		12,861,844
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		145,358
NET ASSETS — 100.0%		$13,007,202
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.8% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Inc.	2.7%
Build America Mutual Assurance Corp.	2.0%
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2025.
AMT	Alternative Minimum Tax

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$12,125,874	$—	$12,125,874
Short-Term Investment	735,970	—	—	735,970
TOTAL INVESTMENTS	$735,970	$12,125,874	$—	$12,861,844
See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	129,735	$129,735	$14,055,969	$13,449,734	$—	$—	735,970	$735,970	$29,959
See accompanying notes to financial statements.

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0%
DOMESTIC FIXED INCOME — 100.0%
SPDR Bloomberg 1-3 Month T-Bills ETF (a)(b)	255,948	$23,478,110
SPDR Bloomberg High Yield Bond ETF (a)	192,188	18,694,127
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)(b)	5,440	182,675
SPDR Portfolio Intermediate Term Treasury ETF (a)(b)	5,724,495	164,693,721
SPDR Portfolio Long Term Corporate Bond ETF (a)(b)	2,039,540	46,032,418
SPDR Portfolio Long Term Treasury ETF (a)	1,807,053	48,031,469
SPDR Portfolio Mortgage-Backed Bond ETF (a)(b)	5,858,146	129,465,026
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $426,261,584)		430,577,546
SHORT-TERM INVESTMENTS — 4.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c)(d)	144,368	144,368
State Street Navigator Securities Lending Portfolio II (e)(f)	20,441,403	20,441,403
TOTAL SHORT-TERM INVESTMENTS (Cost $20,585,771)		$20,585,771
TOTAL INVESTMENTS — 104.8% (Cost $446,847,355)		451,163,317
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.8)%		(20,518,888)
NET ASSETS — 100.0%		$430,644,429

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated Fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$430,577,546	$—	$—	$430,577,546
Short-Term Investments	20,585,771	—	—	20,585,771
TOTAL INVESTMENTS	$451,163,317	$—	$—	$451,163,317
See accompanying notes to financial statements.

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
SPDR Bloomberg 1-3 Month T-Bills ETF	4,506	$413,561	$112,011,760	$88,957,514	$(41,175)	$51,478	255,948	$23,478,110	$509,511
SPDR Bloomberg High Yield Bond ETF	236,395	22,284,956	63,941,965	67,729,789	(78,559)	275,554	192,188	18,694,127	970,780
SPDR Bloomberg International Treasury Bond ETF	—	—	18,044,267	18,315,484	271,217	—	—	—	25,793
SPDR Portfolio Intermediate Term Corporate Bond ETF	50,776	1,653,266	53,401,924	55,338,773	473,995	(7,737)	5,440	182,675	486,356
SPDR Portfolio Intermediate Term Treasury ETF	3,135,688	87,861,978	181,666,038	106,080,653	(1,612,754)	2,859,112	5,724,495	164,693,721	4,797,845
SPDR Portfolio Long Term Corporate Bond ETF	513,343	11,575,885	54,002,033	18,930,804	(1,068,376)	453,680	2,039,540	46,032,418	1,148,668
SPDR Portfolio Long Term Treasury ETF	1,306,700	35,568,374	106,145,906	94,302,280	(41,194)	660,663	1,807,053	48,031,469	1,134,559
SPDR Portfolio Mortgage Backed Bond ETF	3,643,054	78,580,675	99,520,960	51,012,933	(298,156)	2,674,480	5,858,146	129,465,026	3,751,587
State Street Institutional U.S. Government Money Market Fund, Class G Shares	71,028	71,028	7,945,063	7,871,723	—	—	144,368	144,368	7,951
State Street Navigator Securities Lending Portfolio II	21,612,719	21,612,719	1,588,481,037	1,589,652,353	—	—	20,441,403	20,441,403	237,209
Total		$259,622,442	$2,285,160,953	$2,098,192,306	$(2,395,002)	$6,967,230		$451,163,317	$13,070,259
See accompanying notes to financial statements.

SPDR SSGA US SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 25.6%
AEROSPACE & DEFENSE — 0.0% *
Axon Enterprise, Inc. (a)	69	$57,128
RTX Corp.	192	28,036
		85,164
AUTOMOBILES — 0.3%
Tesla, Inc. (a)	6,438	2,045,095
BEVERAGES — 0.3%
Coca-Cola Co.	26,571	1,879,898
BROADLINE RETAIL — 1.9%
Amazon.com, Inc. (a)	64,916	14,241,921
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.0%
Costco Wholesale Corp.	3,663	3,626,150
Walmart, Inc.	43,356	4,239,350
		7,865,500
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
AT&T, Inc.	112,566	3,257,659
Verizon Communications, Inc.	31,923	1,381,308
		4,638,967
ENTERTAINMENT — 1.5%
Netflix, Inc. (a)	6,740	9,025,736
Walt Disney Co.	16,575	2,055,466
		11,081,202
HOUSEHOLD PRODUCTS — 0.2%
Procter & Gamble Co.	11,686	1,861,814
INTERACTIVE MEDIA & SERVICES — 8.2%
Alphabet, Inc.	82,184	14,578,620
Alphabet, Inc.	107,083	18,871,237
Meta Platforms, Inc.	37,463	27,651,066
		61,100,923
OIL, GAS & CONSUMABLE FUELS — 0.0% *
Exxon Mobil Corp.	1,046	112,759
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.8%
Broadcom, Inc.	30,354	8,367,080
NVIDIA Corp.	174,017	27,492,946
		35,860,026
SOFTWARE — 3.5%
Microsoft Corp.	52,611	26,169,237
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.9%
Apple, Inc.	107,510	22,057,827
TOBACCO — 0.3%
Philip Morris International, Inc.	13,456	2,450,741
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
T-Mobile U.S., Inc.	2,881	686,427
TOTAL COMMON STOCKS (Cost $166,017,732)		192,137,501
Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 74.1%
DOMESTIC EQUITY — 70.6%
The Communication Services Select Sector SPDR Fund (b)(c)	269,017	$29,196,415
The Consumer Discretionary Select Sector SPDR Fund (b)(c)	297,050	64,557,876
The Consumer Staples Select Sector SPDR Fund (b)(c)	823,198	66,654,342
The Energy Select Sector SPDR Fund (b)(c)	174,421	14,792,645
The Financial Select Sector SPDR Fund (b)(c)	1,744,694	91,369,625
The Health Care Select Sector SPDR Fund (b)	836,897	112,805,347
The Industrial Select Sector SPDR Fund (b)(c)	123,248	18,181,545
The Technology Select Sector SPDR Fund (b)(c)	518,270	131,241,512
		528,799,307
REAL ESTATE — 3.5%
The Real Estate Select Sector SPDR Fund (b)(c)	631,688	26,164,517
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $487,658,360)		554,963,824
SHORT-TERM INVESTMENTS — 15.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (d)(e)	2,521,181	2,521,181
State Street Navigator Securities Lending Portfolio II (f)(g)	112,926,063	112,926,063
TOTAL SHORT-TERM INVESTMENTS (Cost $115,447,244)		$115,447,244
TOTAL INVESTMENTS — 115.1% (Cost $769,123,336)		862,548,569
LIABILITIES IN EXCESS OF OTHER ASSETS — (15.1)%		(113,224,030)
NET ASSETS — 100.0%		$749,324,539
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at June 30, 2025.

See accompanying notes to financial statements.

SPDR SSGA US SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$192,137,501	$—	$—	$192,137,501
Mutual Funds and Exchange Traded Products	554,963,824	—	—	554,963,824
Short-Term Investments	115,447,244	—	—	115,447,244
TOTAL INVESTMENTS	$862,548,569	$—	$—	$862,548,569

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,002,267	$1,002,267	$13,489,252	$11,970,338	$—	$—	2,521,181	$2,521,181	$38,092
State Street Navigator Securities Lending Portfolio II	71,204,113	71,204,113	3,667,814,747	3,626,092,797	—	—	112,926,063	112,926,063	210,114
The Communication Services Select Sector SPDR Fund	753,484	64,543,440	206,375,079	248,596,063	10,711,990	(3,838,031)	269,017	29,196,415	1,324,893
The Consumer Discretionary Select Sector SPDR Fund	—	—	216,559,407	146,852,863	(8,476,140)	3,327,472	297,050	64,557,876	501,582
The Consumer Staples Select Sector SPDR Fund	265,704	20,347,612	199,546,645	154,075,181	836,425	(1,159)	823,198	66,654,342	1,105,445
The Energy Select Sector SPDR Fund	428,327	39,042,006	77,260,829	97,465,241	(3,275,874)	(769,075)	174,421	14,792,645	643,724
The Financial Select Sector SPDR Fund	2,078,862	85,462,017	206,386,796	223,679,406	7,982,339	15,217,879	1,744,694	91,369,625	1,849,915
The Health Care Select Sector SPDR Fund	—	—	174,765,354	62,215,245	(1,615,818)	1,871,056	836,897	112,805,347	634,124
The Industrial Select Sector SPDR Fund	890,217	108,490,746	34,940,840	127,597,465	3,075,561	(728,137)	123,248	18,181,545	117,470
The Materials Select Sector SPDR Fund	—	—	4,576,365	4,772,863	196,498	—	—	—	—
The Real Estate Sector SPDR Fund	—	—	26,389,508	51,932	330	(173,389)	631,688	26,164,517	236,039
The Technology Select Sector SPDR Fund	1,046,741	236,804,216	205,167,521	305,640,987	11,250,077	(16,339,315)	518,270	131,241,512	1,404,379
The Utilities Select Sector SPDR Fund	—	—	37,564,636	40,891,212	3,326,576	—	—	—	—
Total		$626,896,417	$5,070,836,979	$5,049,901,593	$24,011,964	$(1,432,699)		$670,411,068	$8,065,777
See accompanying notes to financial statements.

SPDR SSGA US EQUITY PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 100.7%
AEROSPACE & DEFENSE — 0.6%
RTX Corp.	449	$65,563
AUTOMOBILES — 1.1%
General Motors Co.	1,188	58,461
Tesla, Inc. (a)	203	64,485
		122,946
BANKS — 4.0%
Bank of America Corp.	4,260	201,583
JPMorgan Chase & Co.	854	247,583
		449,166
BEVERAGES — 0.9%
Monster Beverage Corp. (a)	778	48,734
PepsiCo, Inc.	402	53,080
		101,814
BIOTECHNOLOGY — 0.4%
BioMarin Pharmaceutical, Inc. (a)	261	14,347
Vertex Pharmaceuticals, Inc. (a)	65	28,938
		43,285
BROADLINE RETAIL — 4.8%
Amazon.com, Inc. (a)	2,485	545,184
BUILDING PRODUCTS — 0.6%
Trane Technologies PLC	147	64,299
CAPITAL MARKETS — 4.4%
CME Group, Inc.	117	32,248
Goldman Sachs Group, Inc.	246	174,106
Intercontinental Exchange, Inc.	377	69,168
MSCI, Inc.	135	77,860
S&P Global, Inc.	273	143,950
		497,332
CHEMICALS — 1.6%
Ecolab, Inc.	84	22,633
International Flavors & Fragrances, Inc.	232	17,063
Linde PLC	293	137,470
		177,166
COMMERCIAL SERVICES & SUPPLIES — 1.9%
Tetra Tech, Inc.	2,286	82,205
Waste Management, Inc.	567	129,741
		211,946
CONSTRUCTION MATERIALS — 0.8%
Martin Marietta Materials, Inc.	167	91,676
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.3%
Costco Wholesale Corp.	39	38,608
Walmart, Inc.	1,095	107,069
		145,677
ELECTRIC UTILITIES — 1.0%
NextEra Energy, Inc.	1,607	111,558
ELECTRICAL EQUIPMENT — 2.1%
Eaton Corp. PLC	222	79,252
Security Description	Shares	Value
Emerson Electric Co.	1,171	$156,129
		235,381
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Amphenol Corp. Class A	420	41,475
ENTERTAINMENT — 1.3%
Netflix, Inc. (a)	62	83,026
Walt Disney Co.	480	59,525
		142,551
FINANCIAL SERVICES — 3.6%
Berkshire Hathaway, Inc. Class B (a)	289	140,387
Fidelity National Information Services, Inc.	338	27,517
Mastercard, Inc. Class A	62	34,840
Visa, Inc. Class A	591	209,835
		412,579
FOOD PRODUCTS — 0.1%
Mondelez International, Inc. Class A	261	17,602
GROUND TRANSPORTATION — 2.0%
Uber Technologies, Inc. (a)	1,822	169,993
Union Pacific Corp.	242	55,679
		225,672
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Abbott Laboratories	366	49,780
Becton Dickinson & Co.	238	40,996
Cooper Cos., Inc. (a)	237	16,865
IDEXX Laboratories, Inc. (a)	60	32,180
		139,821
HEALTH CARE PROVIDERS & SERVICES — 1.5%
Elevance Health, Inc.	95	36,951
UnitedHealth Group, Inc.	444	138,515
		175,466
HOTELS, RESTAURANTS & LEISURE — 0.5%
McDonald's Corp.	193	56,389
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Vistra Corp.	170	32,948
INSURANCE — 1.4%
American International Group, Inc.	275	23,537
Chubb Ltd.	157	45,486
Marsh & McLennan Cos., Inc.	157	34,327
Progressive Corp.	193	51,504
		154,854
INTERACTIVE MEDIA & SERVICES — 8.7%
Alphabet, Inc. Class A	2,575	453,792
Alphabet, Inc. Class C	365	64,748
Meta Platforms, Inc. Class A	635	468,687
		987,227
IT SERVICES — 0.3%
Accenture PLC Class A	111	33,177

See accompanying notes to financial statements.

SPDR SSGA US EQUITY PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 2.3%
Danaher Corp.	207	$40,891
IQVIA Holdings, Inc. (a)	653	102,906
Thermo Fisher Scientific, Inc.	296	120,016
		263,813
MACHINERY — 1.4%
Parker-Hannifin Corp.	222	155,060
MULTI-UTILITIES — 1.2%
CMS Energy Corp.	1,098	76,070
Sempra	729	55,236
		131,306
OIL, GAS & CONSUMABLE FUELS — 2.3%
Chevron Corp.	406	58,135
ConocoPhillips	896	80,407
EQT Corp.	608	35,459
Exxon Mobil Corp.	836	90,121
		264,122
PERSONAL CARE PRODUCTS — 0.7%
Kenvue, Inc.	3,731	78,090
PHARMACEUTICALS — 3.5%
AstraZeneca PLC ADR	726	50,733
Eli Lilly & Co.	227	176,953
Johnson & Johnson	690	105,398
Merck & Co., Inc.	865	68,473
		401,557
PROFESSIONAL SERVICES — 1.0%
Broadridge Financial Solutions, Inc.	476	115,682
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
CBRE Group, Inc. Class A (a)	570	79,868
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.9%
Advanced Micro Devices, Inc. (a)	401	56,902
Applied Materials, Inc.	767	140,415
Broadcom, Inc.	1,326	365,512
NVIDIA Corp.	6,233	984,751
Texas Instruments, Inc.	629	130,593
		1,678,173
SOFTWARE — 13.4%
Adobe, Inc. (a)	303	117,225
Crowdstrike Holdings, Inc. Class A (a)	63	32,087
Security Description	Shares	Value
Intuit, Inc.	52	$40,957
Microsoft Corp.	1,889	939,607
Oracle Corp.	388	84,828
Salesforce, Inc.	530	144,526
ServiceNow, Inc. (a)	51	52,432
Synopsys, Inc. (a)	194	99,460
		1,511,122
SPECIALIZED REITs — 1.8%
American Tower Corp. REIT	465	102,774
Equinix, Inc. REIT	121	96,252
		199,026
SPECIALTY RETAIL — 2.7%
Home Depot, Inc.	530	194,319
Lowe's Cos., Inc.	88	19,525
O'Reilly Automotive, Inc. (a)	755	68,048
Ross Stores, Inc.	185	23,602
		305,494
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.1%
Apple, Inc.	2,798	574,066
TOBACCO — 1.0%
Philip Morris International, Inc.	650	118,385
TRADING COMPANIES & DISTRIBUTORS — 1.6%
United Rentals, Inc.	190	143,146
WW Grainger, Inc.	39	40,569
		183,715
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
T-Mobile U.S., Inc.	127	30,259
TOTAL COMMON STOCKS (Cost $10,662,800)		11,372,492
TOTAL INVESTMENTS — 100.7% (Cost $10,662,800)		11,372,492
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(80,766)
NET ASSETS — 100.0%		$11,291,726
(a)	Non-income producing security.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR SSGA US EQUITY PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The Fund had the following written option contracts at June 30, 2025:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
S&P 500 Index	N/A	USD 6,130	07/11/2025	(4)	USD (2,481,980)	$ (43,120)	$(20,178)	$(22,942)
S&P 500 Index	N/A	USD 6,100	07/03/2025	(5)	USD (3,102,475)	(55,400)	(25,035)	(30,365)
S&P 500 Index	N/A	USD 6,120	07/18/2025	(5)	USD (3,102,475)	(67,200)	(27,285)	(39,915)
S&P 500 Index	N/A	USD 6,210	07/25/2025	(4)	USD (2,481,980)	(36,440)	(18,244)	(18,196)
						$(202,160)	$(90,742)	$(111,418)

During the period ended June 30, 2025, the average market value related to written option contracts was $90,847.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$11,372,492	$—	$—	$11,372,492
TOTAL INVESTMENTS	$11,372,492	$—	$—	$11,372,492
OTHER FINANCIAL INSTRUMENTS:
Call Options Written - Unrealized Depreciation	$(111,418)	$—	$—	$(111,418)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(111,418)	$—	$—	$(111,418)

Affiliate Table
	Number of Shares Held at 9/5/24*	Value at 9/5/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$1,053,827	$1,053,827	$—	$—	—	$—	$1,251
*	Commencement of operations.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 90.7%
AUSTRALIA — 1.8%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	$1,700,000	$1,627,019
BRAZIL — 10.7%
Acu Petroleo Luxembourg SARL 7.50%, 7/13/2035	1,014,907	1,014,745
Banco do Brasil SA 10 yr. CMT + 4.40%, 8.75%, 10/15/2025 (a)	700,000	706,244
Braskem Netherlands Finance BV 7.25%, 2/13/2033	500,000	396,815
Cosan Overseas Ltd. 8.25%, 8/5/2025	300,000	301,989
CSN Resources SA 5.88%, 4/8/2032	400,000	328,848
Guara Norte SARL 5.20%, 6/15/2034	2,082,066	1,969,197
Minerva Luxembourg SA 8.88%, 9/13/2033	200,000	216,072
Movida Europe SA 7.85%, 4/11/2029	400,000	368,360
MV24 Capital BV 6.75%, 6/1/2034	585,856	567,894
NBM U.S. Holdings, Inc. 6.63%, 8/6/2029	500,000	502,485
Prumo Participacoes e Investimentos SA 7.50%, 12/31/2031	916,073	928,871
Raizen Fuels Finance SA 5.70%, 1/17/2035	2,000,000	1,873,640
Simpar Europe SA 5.20%, 1/26/2031	600,000	486,066
Unigel Luxembourg SA:
11.00%, 12/31/2028 (b)	132,978	36,590
13.50%, 12/31/2027 (b)	53,969	43,002
Yinson Bergenia Production BV 8.50%, 1/31/2045 (b) (c)	200,000	202,776
		9,943,594
CHILE — 12.8%
CAP SA 3.90%, 4/27/2031 (b)	2,100,000	1,695,393
Cencosud SA 4.38%, 7/17/2027	1,400,000	1,388,380
Chile Electricity Lux MPC II SARL 5.67%, 10/20/2035 (b)	2,300,000	2,322,287
Chile Electricity Lux MPC SARL 6.01%, 1/20/2033	930,000	963,964
Chile Electricity PEC SpA Zero Coupon, 1/25/2028 (b)	1,948,336	1,711,672
Corp. Nacional del Cobre de Chile 5.13%, 2/2/2033	1,400,000	1,358,182
Empresa Electrica Angamos SA 4.88%, 5/25/2029	69,500	62,195
Empresa Electrica Cochrane SpA 5.50%, 5/14/2027	558,540	549,955
GNL Quintero SA 4.63%, 7/31/2029	1,800,640	1,787,693
		11,839,721
Security Description	Principal Amount	Value
COLOMBIA — 5.4%
AL Candelaria -spain- SA:
5.75%, 6/15/2033 (b)	1,975,000	$1,661,035
7.50%, 12/15/2028	$162,500	162,254
Aris Mining Corp. 8.00%, 10/31/2029 (b)	200,000	203,978
Banco Davivienda SA 5 yr. CMT + 4.59%, 8.13%, 7/2/2035 (a) (b) (c)	200,000	201,018
Banco de Bogota SA 6.25%, 5/12/2026	400,000	400,968
Banco GNB Sudameris SA 5 yr. CMT + 6.66%, 7.50%, 4/16/2031 (a)	150,000	148,046
Bancolombia SA 5 yr. CMT + 4.32%, 8.63%, 12/24/2034 (a)	200,000	210,238
Canacol Energy Ltd. 5.75%, 11/24/2028	1,100,000	388,201
Ecopetrol SA:
4.63%, 11/2/2031	1,500,000	1,263,600
5.88%, 5/28/2045	100,000	68,861
5.88%, 11/2/2051	250,000	164,555
Fideicomiso PA Pacifico Tres 8.25%, 1/15/2035	160,900	162,845
		5,035,599
GUATEMALA — 0.8%
Banco Industrial SA 5 yr. CMT + 4.44%, 4.88%, 1/29/2031 (a)	550,000	546,474
Energuate Trust 5.88%, 5/3/2027	200,000	199,148
		745,622
INDIA — 11.1%
Adani Electricity Mumbai Ltd.:
3.87%, 7/22/2031	1,100,000	939,709
3.95%, 2/12/2030	1,011,000	904,777
Adani International Container Terminal Pvt Ltd. 3.00%, 2/16/2031 (b)	1,520,000	1,337,164
Adani Ports & Special Economic Zone Ltd.:
3.10%, 2/2/2031	1,000,000	845,920
4.38%, 7/3/2029	1,000,000	939,040
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharashtra 4.63%, 10/15/2039	250,500	202,001
Adani Transmission Step-One Ltd.:
4.00%, 8/3/2026	700,000	690,273
4.25%, 5/21/2036	1,285,750	1,093,252
BPRL International Singapore Pte. Ltd. Series EMTN, 4.38%, 1/18/2027	1,200,000	1,194,188
JSW Hydro Energy Ltd. 4.13%, 5/18/2031	284,000	260,010
ONGC Videsh Vankorneft Pte. Ltd. 3.75%, 7/27/2026	400,000	396,388

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Reliance Industries Ltd. 3.67%, 11/30/2027	$500,000	$490,525
Wipro IT Services LLC 1.50%, 6/23/2026	1,000,000	970,420
		10,263,667
INDONESIA — 4.4%
Freeport Indonesia PT 4.76%, 4/14/2027	1,100,000	1,100,473
Pertamina Persero PT 1.40%, 2/9/2026	2,300,000	2,254,092
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.13%, 5/15/2027	700,000	693,077
		4,047,642
JAMAICA — 0.0% *
Digicel Group Holdings Ltd. Series 2A, Zero Coupon, 12/31/2030 (b) (d)	89,444	3,587
MEXICO — 12.4%
Banco Mercantil del Norte SA 10 yr. CMT + 5.47%, 7.50%, 6/27/2029 (a)	200,000	199,486
Banco Nacional de Comercio Exterior SNC 5.88%, 5/7/2030 (b)	200,000	202,914
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 5 yr. CMT + 4.31%, 5.88%, 9/13/2034 (a)	1,200,000	1,177,260
Braskem Idesa SAPI 6.99%, 2/20/2032	600,000	417,354
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 2/15/2039 (b)	700,000	719,880
Cemex SAB de CV 5 yr. CMT + 4.53%, 5.13%, 6/8/2026 (a)	200,000	197,682
Cometa Energia SA de CV 6.38%, 4/24/2035	1,288,600	1,326,369
Comision Federal de Electricidad:
3.35%, 2/9/2031	900,000	793,935
6.45%, 1/24/2035 (b)	600,000	591,324
Fermaca Enterprises S de Real de CV 6.38%, 3/30/2038	918,406	889,890
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (b)	1,690,226	1,713,415
Mexarrend SAPI de CV 10.25%, 7/24/2024 (b) (e)	300,000	1,776
Mexico Generadora de Energia S de Real 5.50%, 12/6/2032	1,792,792	1,773,341
Saavi Energia SARL 8.88%, 2/10/2035 (b)	300,000	312,096
Security Description	Principal Amount	Value
Tierra Mojada Luxembourg II SARL 5.75%, 12/1/2040	$1,267,918	$1,193,034
		11,509,756
MOROCCO — 1.6%
OCP SA 6.75%, 5/2/2034	1,400,000	1,450,165
NETHERLANDS — 0.0% *
Unigel Netherlands Holding Corp. BV 15.00%, 12/31/2044	131,402	3,208
PANAMA — 0.2%
Empresa de Transmision Electrica SA 5.13%, 5/2/2049	246,000	178,220
PARAGUAY — 3.6%
Banco Continental SAECA 2.75%, 12/10/2025	550,000	544,522
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034	1,331,875	1,053,619
Frigorifico Concepcion SA 7.70%, 7/21/2028	200,000	157,266
Rutas 2 & 7 Finance Ltd. Zero Coupon, 9/30/2036	2,223,333	1,607,870
		3,363,277
PERU — 14.9%
Banco de Credito del Peru SA:
5 yr. CMT + 2.45%, 3.25%, 9/30/2031 (a)	1,900,000	1,840,226
5 yr. CMT + 3.00%, 3.13%, 7/1/2030 (a)	1,300,000	1,300,000
Banco Internacional del Peru SAA Interbank:
5 yr. CMT + 2.07%, 6.40%, 4/30/2035 (a) (b)	500,000	510,080
5 yr. CMT + 3.71%, 4.00%, 7/8/2030 (a)	2,050,000	2,044,301
Fenix Power Peru SA 4.32%, 9/20/2027	815,941	801,491
InRetail Consumer 3.25%, 3/22/2028	1,300,000	1,233,167
InRetail Shopping Malls 5.75%, 4/3/2028	1,250,000	1,245,775
Intercorp Financial Services, Inc. 4.13%, 10/19/2027	600,000	583,380
Intercorp Peru Ltd. 3.88%, 8/15/2029	400,000	374,704
Kallpa Generacion SA 4.13%, 8/16/2027	500,000	495,070
Lima Metro Line 2 Finance Ltd.:
4.35%, 4/5/2036	793,189	745,669
5.88%, 7/5/2034	1,467,364	1,485,412
Orazul Energy Peru SA 5.63%, 4/28/2027	452,000	446,110
Peru LNG SRL 5.38%, 3/22/2030	166,680	156,623

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Scotiabank Peru SAA 1 yr. CMT + 2.31%, 6.10%, 10/1/2035 (a) (b) (c)	$500,000	$507,720
		13,769,728
SINGAPORE — 7.3%
DBS Group Holdings Ltd. Series GMTN, 5 yr. CMT + 1.10%, 1.82%, 3/10/2031 (a)	2,250,000	2,207,867
Oversea-Chinese Banking Corp. Ltd. 5 yr. CMT + 1.58%, 1.83%, 9/10/2030 (a),(a) (b)	2,300,000	2,287,488
United Overseas Bank Ltd.:
5 yr. CMT + 1.23%, 2.00%, 10/14/2031 (a)	1,200,000	1,161,888
Series GMTN, 5 yr. CMT + 1.52%, 1.75%, 3/16/2031 (a)	1,100,000	1,078,164
		6,735,407
SOUTH AFRICA — 1.1%
Gold Fields Orogen Holdings BVI Ltd. 6.13%, 5/15/2029	1,000,000	1,039,834
UNITED ARAB EMIRATES — 0.5%
Galaxy Pipeline Assets Bidco Ltd. 2.94%, 9/30/2040	618,268	506,304
UNITED STATES — 1.7%
Freeport-McMoRan, Inc. 4.38%, 8/1/2028	700,000	696,185
GCC SAB de CV 3.61%, 4/20/2032	1,000,000	876,670
		1,572,855
VIETNAM — 0.4%
Mong Duong Finance Holdings BV 5.13%, 5/7/2029	338,800	330,151
TOTAL CORPORATE BONDS & NOTES (Cost $84,159,268)		83,965,356
FOREIGN GOVERNMENT OBLIGATIONS — 5.4%
COLOMBIA — 1.7%
Colombia Government International Bonds:
3.88%, 4/25/2027	450,000	440,785
4.13%, 5/15/2051	950,000	541,043
5.00%, 6/15/2045	900,000	607,914
		1,589,742
DOMINICAN REPUBLIC — 0.3%
Dominican Republic International Bonds 5.95%, 1/25/2027	276,000	278,736
GUATEMALA — 0.2%
Guatemala Government Bonds 4.50%, 5/3/2026	200,000	198,010
Security Description	Principal Amount	Value
MEXICO — 1.7%
Mexico Government International Bonds:
4.40%, 2/12/2052	$1,100,000	$772,920
6.34%, 5/4/2053	800,000	735,731
		1,508,651
MOROCCO — 0.2%
Morocco Government International Bonds 5.95%, 3/8/2028	200,000	204,748
PARAGUAY — 1.3%
Paraguay Government International Bonds 4.70%, 3/27/2027	1,200,000	1,197,756
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $6,006,817)		4,977,643
	Shares
COMMON STOCKS — 0.0%
NETHERLANDS — 0.0%
Stichting Administratiekantoor (d) (f) (Cost $0)	485	—
SHORT-TERM INVESTMENT — 3.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (g) (h) (Cost $3,392,157)	3,392,157	3,392,157
TOTAL INVESTMENTS — 99.8% (Cost $93,558,242)		92,335,156
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		211,921
NET ASSETS — 100.0%		$92,547,077
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 11.6% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	When-issued security.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the security is $3,587, representing less than 0.05% of the Fund's net assets.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Non-income producing security.

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2025.
*	Amount is less than 0.05% of net assets.
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$83,961,769	$3,587	$83,965,356
Foreign Government Obligations	—	4,977,643	—	4,977,643
Common Stocks	—	—	0(a)	0
Short-Term Investment	3,392,157	—	—	3,392,157
TOTAL INVESTMENTS	$3,392,157	$88,939,412	$3,587	$92,335,156
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2025.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	589,301	$589,301	$48,462,328	$45,659,472	$—	$—	3,392,157	$3,392,157	$63,741
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 18.6%
AEROSPACE & DEFENSE — 0.2%
Northrop Grumman Corp. 4.65%, 7/15/2030	$524,000	$528,748
AGRICULTURE — 0.2%
Altria Group, Inc. 6.20%, 11/1/2028	80,000	84,452
BAT Capital Corp. 4.91%, 4/2/2030	23,000	23,307
BAT International Finance PLC 5.93%, 2/2/2029	232,000	243,482
Bunge Ltd. Finance Corp. 4.20%, 9/17/2029	243,000	240,327
		591,568
AIRLINES — 0.5%
Delta Air Lines, Inc. 4.95%, 7/10/2028	485,000	487,735
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 6/20/2027 (a)	784,400	786,040
		1,273,775
AUTO MANUFACTURERS — 0.1%
Hyundai Capital America 4.55%, 9/26/2029 (a)	344,000	341,062
BANKS — 2.5%
Bank of America Corp.:
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (b)	168,000	166,792
Series MTN, SOFR + 1.75%, 4.83%, 7/22/2026 (b)	44,000	44,000
SOFR + 0.83%, 4.98%, 1/24/2029 (b)	477,000	483,926
Canadian Imperial Bank of Commerce SOFR + 1.11%, 5.25%, 1/13/2031 (b)	239,000	244,722
Citigroup, Inc.:
SOFR + 1.34%, 4.54%, 9/19/2030 (b)	623,000	619,922
SOFR + 0.87%, 4.79%, 3/4/2029 (b)	284,000	286,045
Goldman Sachs Bank USA SOFR + 0.77%, 5.17%, 3/18/2027 (b)	364,000	364,364
Huntington Bancshares, Inc. SOFR + 1.28%, 5.27%, 1/15/2031 (b)	95,000	97,305
JPMorgan Chase & Co.:
SOFR + 0.80%, 4.92%, 1/24/2029 (b)	381,000	386,071
Security Description	Principal Amount	Value
SOFR + 0.92%, 5.27%, 4/22/2028 (b)	$506,000	$507,822
M&T Bank Corp. Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (b)	152,000	153,254
Royal Bank of Canada Series GMTN, SOFR + 0.86%, 5.21%, 10/18/2028 (b)	476,000	476,495
Santander Holdings USA, Inc. SOFR + 1.61%, 5.47%, 3/20/2029 (b)	309,000	314,058
Truist Financial Corp.:
Series MTN, SOFR + 1.46%, 4.26%, 7/28/2026 (b)	606,000	605,739
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (b)	818,000	884,986
Wells Fargo & Co.:
Series MTN, SOFR + 1.07%, 5.42%, 4/22/2028 (b)	482,000	484,646
SOFR + 1.79%, 6.30%, 10/23/2029 (b)	229,000	242,065
		6,362,212
BIOTECHNOLOGY — 0.3%
Biogen, Inc. 5.05%, 1/15/2031	483,000	491,689
Illumina, Inc. 4.65%, 9/9/2026	205,000	205,238
		696,927
CHEMICALS — 0.0% *
Sherwin-Williams Co. 4.55%, 3/1/2028	111,000	111,972
COMMERCIAL SERVICES — 0.7%
Element Fleet Management Corp. 5.04%, 3/25/2030 (a)	738,000	744,546
Equifax, Inc. 4.80%, 9/15/2029	336,000	338,883
Global Payments, Inc. 5.30%, 8/15/2029	116,000	118,118
PayPal Holdings, Inc. 4.45%, 3/6/2028	167,000	168,389
Quanta Services, Inc. 4.75%, 8/9/2027	295,000	297,493
		1,667,429
COMPUTERS — 0.1%
Kyndryl Holdings, Inc. 2.05%, 10/15/2026	218,000	211,257
CONSTRUCTION MATERIALS — 0.1%
Amrize Finance U.S. LLC 4.70%, 4/7/2028 (a)	272,000	274,434

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.75%, 6/6/2028	$371,000	$383,918
American Express Co. SOFR + 1.26%, 4.73%, 4/25/2029 (b)	780,000	788,471
Aviation Capital Group LLC 6.25%, 4/15/2028 (a)	77,000	80,194
Avolon Holdings Funding Ltd.:
5.38%, 5/30/2030 (a)	525,000	534,560
6.38%, 5/4/2028 (a)	230,000	239,724
Capital One Financial Corp. SOFR + 2.16%, 4.99%, 7/24/2026 (b)	677,000	676,973
LPL Holdings, Inc. 4.63%, 11/15/2027 (a)	341,000	340,056
		3,043,896
ELECTRIC — 2.0%
American Electric Power Co., Inc. 5.20%, 1/15/2029	632,000	648,293
CenterPoint Energy, Inc. 5.40%, 6/1/2029	150,000	155,204
Dominion Energy, Inc. 5.00%, 6/15/2030	281,000	286,761
DTE Energy Co. 5.20%, 4/1/2030	283,000	289,741
Evergy Kansas Central, Inc. 4.70%, 3/13/2028	480,000	485,174
Exelon Corp. 5.15%, 3/15/2029	302,000	309,937
FirstEnergy Transmission LLC 4.55%, 1/15/2030	10,000	10,005
Interstate Power & Light Co. 3.60%, 4/1/2029	1,003,000	975,247
National Rural Utilities Cooperative Finance Corp. 4.75%, 2/7/2028	371,000	375,990
NextEra Energy Capital Holdings, Inc. 5.05%, 3/15/2030	713,000	730,219
Niagara Mohawk Power Corp. 4.65%, 10/3/2030 (a) (c)	320,000	320,000
Pinnacle West Capital Corp. 4.90%, 5/15/2028	133,000	134,799
Public Service Enterprise Group, Inc. 5.88%, 10/15/2028	456,000	477,350
		5,198,720
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Molex Electronic Technologies LLC 4.75%, 4/30/2028 (a)	298,000	299,779
Security Description	Principal Amount	Value
ELECTRONICS — 0.2%
Arrow Electronics, Inc. 5.15%, 8/21/2029	$384,000	$390,290
ENGINEERING & CONSTRUCTION — 0.5%
Jacobs Engineering Group, Inc. 6.35%, 8/18/2028	762,000	801,327
MasTec, Inc. 4.50%, 8/15/2028 (a)	501,000	494,276
		1,295,603
ENVIRONMENTAL CONTROL — 0.4%
Republic Services, Inc. 4.75%, 7/15/2030	479,000	488,005
Veralto Corp. 5.50%, 9/18/2026	509,000	515,103
		1,003,108
FOOD — 0.3%
Mars, Inc. 4.80%, 3/1/2030 (a)	562,000	569,340
Sysco Corp. 5.10%, 9/23/2030	243,000	249,148
		818,488
GAS — 0.3%
National Fuel Gas Co. 5.50%, 3/15/2030	238,000	244,497
NiSource, Inc. 5.20%, 7/1/2029	489,000	502,027
		746,524
HEALTH CARE PRODUCTS — 0.5%
Agilent Technologies, Inc. 4.20%, 9/9/2027	25,000	24,995
Edwards Lifesciences Corp. 4.30%, 6/15/2028	265,000	264,738
GE HealthCare Technologies, Inc. 4.80%, 8/14/2029	638,000	647,117
Zimmer Biomet Holdings, Inc.:
4.70%, 2/19/2027	92,000	92,556
5.05%, 2/19/2030	277,000	283,922
		1,313,328
HEALTH CARE SERVICES — 0.4%
Elevance Health, Inc. 5.15%, 6/15/2029	316,000	325,294
Laboratory Corp. of America Holdings 4.35%, 4/1/2030	342,000	339,661
Quest Diagnostics, Inc. 4.20%, 6/30/2029	280,000	278,695
		943,650
HOME BUILDERS — 0.1%
Meritage Homes Corp.:
3.88%, 4/15/2029 (a)	29,000	27,967

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.13%, 6/6/2027	$236,000	$238,724
		266,691
HOUSEHOLD PRODUCTS & WARES — 0.0% *
Avery Dennison Corp. 4.88%, 12/6/2028	52,000	52,788
INSURANCE — 0.7%
American International Group, Inc. 4.85%, 5/7/2030	263,000	267,132
American National Group, Inc. 5.75%, 10/1/2029	148,000	151,596
Athene Global Funding 4.72%, 10/8/2029 (a)	763,000	760,795
Brown & Brown, Inc.:
4.50%, 3/15/2029	75,000	74,947
4.70%, 6/23/2028	74,000	74,647
CNA Financial Corp. 3.90%, 5/1/2029	80,000	78,407
Corebridge Global Funding 5.75%, 7/2/2026 (a)	309,000	312,940
New York Life Global Funding:
4.70%, 1/29/2029 (a)	36,000	36,522
SOFR + 0.48%, 4.87%, 6/9/2026 (a) (b)	28,000	28,048
Pacific Life Global Funding II SOFR + 0.62%, 5.01%, 6/4/2026 (a) (b)	25,000	25,077
		1,810,111
INTERNET — 0.0% *
Uber Technologies, Inc. 6.25%, 1/15/2028 (a)	115,000	115,615
IT SERVICES — 0.5%
Dell International LLC/EMC Corp. 4.35%, 2/1/2030	495,000	490,872
Hewlett Packard Enterprise Co. 4.55%, 10/15/2029	660,000	656,759
		1,147,631
LODGING — 0.1%
Marriott International, Inc. 4.80%, 3/15/2030	321,000	324,139
MEDIA — 0.3%
Videotron Ltd. 5.13%, 4/15/2027 (a)	651,000	651,072
MINING — 0.4%
Glencore Funding LLC:
4.91%, 4/1/2028 (a)	99,000	99,967
SOFR + 1.06%, 5.40%, 4/4/2027 (a) (b)	488,000	489,947
Rio Tinto Finance USA PLC 4.88%, 3/14/2030	333,000	339,567
		929,481
Security Description	Principal Amount	Value
OIL & GAS — 0.2%
APA Corp. 4.25%, 1/15/2030 (a)	$267,000	$255,396
Coterra Energy, Inc.:
3.90%, 5/15/2027	29,000	28,644
4.38%, 3/15/2029	18,000	17,817
Devon Energy Corp. 5.25%, 10/15/2027	76,000	76,144
EQT Corp.:
3.90%, 10/1/2027	33,000	32,556
7.00%, 2/1/2030	51,000	55,229
		465,786
PACKAGING & CONTAINERS — 0.1%
Sonoco Products Co. 4.45%, 9/1/2026	193,000	192,817
PHARMACEUTICALS — 0.3%
AbbVie, Inc. 4.88%, 3/15/2030	191,000	195,645
Cardinal Health, Inc. 5.13%, 2/15/2029	231,000	236,775
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	298,000	315,979
		748,399
PIPELINES — 1.8%
Boardwalk Pipelines LP 4.45%, 7/15/2027	161,000	160,981
Cheniere Energy Partners LP 4.50%, 10/1/2029	377,000	372,910
DCP Midstream Operating LP 5.13%, 5/15/2029	68,000	69,047
Enbridge, Inc. 6.00%, 11/15/2028	129,000	135,487
Energy Transfer LP 6.05%, 12/1/2026	566,000	577,926
Kinder Morgan, Inc. 5.00%, 2/1/2029	233,000	236,721
MPLX LP 4.80%, 2/15/2029	480,000	484,478
NGPL PipeCo LLC 4.88%, 8/15/2027 (a)	369,000	367,214
ONEOK, Inc.:
4.40%, 10/15/2029	244,000	242,136
5.38%, 6/1/2029	480,000	490,205
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.50%, 3/1/2030	357,000	362,155
6.50%, 7/15/2027	131,000	131,085
6.88%, 1/15/2029	358,000	365,282
Western Midstream Operating LP:
4.05%, 2/1/2030	307,000	295,398
6.35%, 1/15/2029	50,000	52,362

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Williams Cos., Inc. 4.80%, 11/15/2029	$335,000	$339,214
		4,682,601
REAL ESTATE INVESTMENT TRUSTS — 1.2%
American Homes 4 Rent LP 4.25%, 2/15/2028	167,000	166,030
American Tower Corp. 4.90%, 3/15/2030	840,000	852,272
CubeSmart LP 4.38%, 2/15/2029	159,000	157,852
Extra Space Storage LP 5.50%, 7/1/2030	960,000	995,559
Omega Healthcare Investors, Inc. 4.75%, 1/15/2028	220,000	221,142
VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/1/2026 (a)	699,000	694,680
		3,087,535
RETAIL — 0.3%
Darden Restaurants, Inc. 4.35%, 10/15/2027	140,000	140,294
Genuine Parts Co. 4.95%, 8/15/2029	565,000	573,837
		714,131
SEMICONDUCTORS — 0.5%
Broadcom, Inc.:
3.15%, 11/15/2025	440,000	437,466
4.35%, 2/15/2030	204,000	203,251
Marvell Technology, Inc.:
4.75%, 7/15/2030	248,000	249,126
5.75%, 2/15/2029	191,000	198,781
Microchip Technology, Inc. 4.25%, 9/1/2025	238,000	237,717
		1,326,341
SOFTWARE — 0.8%
AppLovin Corp. 5.13%, 12/1/2029	303,000	307,090
Atlassian Corp. 5.25%, 5/15/2029	233,000	239,170
Fiserv, Inc. 4.75%, 3/15/2030	764,000	769,844
Oracle Corp. 5.80%, 11/10/2025	497,000	499,013
Paychex, Inc. 5.10%, 4/15/2030	140,000	143,359
		1,958,476
TRANSPORTATION — 0.3%
Canadian Pacific Railway Co. 4.80%, 3/30/2030	563,000	571,997
Ryder System, Inc.:
Series GMTN, 4.95%, 9/1/2029	69,000	70,198
Security Description	Principal Amount	Value
Series MTN, 5.25%, 6/1/2028	$15,000	$15,387
		657,582
TRUCKING & LEASING — 0.3%
GATX Corp.:
4.00%, 6/30/2030	14,000	13,624
4.70%, 4/1/2029	240,000	241,834
Penske Truck Leasing Co. LP/PTL Finance Corp. 5.25%, 2/1/2030 (a)	487,000	498,474
		753,932
WATER — 0.1%
Essential Utilities, Inc.:
3.57%, 5/1/2029	10,000	9,694
4.80%, 8/15/2027	198,000	200,170
		209,864
TOTAL CORPORATE BONDS & NOTES (Cost $46,675,069)		47,207,762
ASSET-BACKED SECURITIES — 20.6%
AUTOMOBILE — 1.6%
Carvana Auto Receivables Trust:
Series 2024-N1, Class A2, 5.76%, 4/12/2027 (a)	67,229	67,266
Series 2023-P5, Class A2, 5.77%, 4/12/2027 (a)	20,917	20,923
Series 2024-P3, Class A4, 4.31%, 9/10/2030	300,000	299,613
Chase Auto Owner Trust Series 2024-5A, Class A4, 4.15%, 3/25/2030 (a)	525,000	524,029
Exeter Automobile Receivables Trust Series 2024-5A, Class A3, 4.45%, 3/15/2028	650,000	648,783
Exeter Select Automobile Receivables Trust Series 2025-1, Class A2, 4.83%, 10/16/2028	1,000,000	1,001,258
GLS Auto Receivables Issuer Trust Series 2025-1A, Class C, 5.07%, 11/15/2030 (a)	550,000	553,227
Research-Driven Pagaya Motor Asset Trust Series 2025-1A, Class A, 5.04%, 6/27/2033 (a)	716,022	714,581
SCCU Auto Receivables Trust Series 2024-1A, Class A2, 5.45%, 12/15/2027 (a)	223,252	223,643

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Westlake Automobile Receivables Trust Series 2023-4A, Class A2, 6.23%, 1/15/2027 (a)	$61,551	$61,623
		4,114,946
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.7%
ACREC Ltd. Series 2021-FL1, Class A, 1 mo. USD Term SOFR + 1.26%, 5.58%, 10/16/2036 (a) (b)	184,792	184,349
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1, Class A, 30 day USD SOFR Average + 1.45%, 5.75%, 1/15/2037 (a) (b)	200,631	200,609
BDS LLC:
Series 2024-FL13, Class A, 1 mo. USD Term SOFR + 1.58%, 5.89%, 9/19/2039 (a) (b)	300,000	300,739
Series 2022-FL11, Class ATS, 1 mo. USD Term SOFR + 1.80%, 6.12%, 3/19/2039 (a) (b)	166,679	166,640
BDS Ltd. Series 2021-FL9, Class A, 1 mo. USD Term SOFR + 1.18%, 5.50%, 11/16/2038 (a) (b)	22,957	22,880
BRSP Ltd. Series 2021-FL1, Class A, 1 mo. USD Term SOFR + 1.26%, 5.58%, 8/19/2038 (a) (b)	144,684	143,257
BSPRT Issuer Ltd.:
Series 2021-FL7, Class A, 1 mo. USD Term SOFR + 1.43%, 5.75%, 12/15/2038 (a) (b)	63,808	63,664
Series 2022-FL8, Class A, 30 day USD SOFR Average + 1.50%, 5.80%, 2/15/2037 (a) (b)	101,933	101,743
FS Rialto Issuer LLC:
Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.36%, 5.68%, 11/16/2036 (a) (b)	165,587	164,925
Series 2022-FL4, Class AS, 30 day USD SOFR Average + 2.40%, 6.70%, 1/19/2039 (a) (b)	250,000	250,204
Security Description	Principal Amount	Value
Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.33%, 5.65%, 5/16/2038 (a) (b)	$156,092	$154,941
Greystone CRE Notes Ltd. Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.13%, 5.45%, 7/15/2039 (a) (b)	138,308	138,046
KREF Ltd.:
Series 2021-FL2, Class AS, 1 mo. USD Term SOFR + 1.41%, 5.73%, 2/15/2039 (a) (b)	250,000	248,245
Series 2022-FL3, Class A, 1 mo. USD Term SOFR + 1.45%, 5.77%, 2/17/2039 (a) (b)	153,628	153,579
Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.18%, 5.50%, 2/15/2039 (a) (b)	146,480	145,917
LFT CRE Ltd. Series 2021-FL1, Class A, 1 mo. USD Term SOFR + 1.28%, 5.60%, 6/15/2039 (a) (b)	138,200	138,026
LoanCore Issuer Ltd.:
Series 2021-CRE6, Class A, 1 mo. USD Term SOFR + 1.41%, 5.73%, 11/15/2038 (a) (b)	184,881	184,875
Series 2022-CRE7, Class A, 30 day USD SOFR Average + 1.55%, 5.85%, 1/17/2037 (a) (b)	409,247	409,013
MF1 LLC Series 2022-FL9, Class A, 1 mo. USD Term SOFR + 2.15%, 6.47%, 6/19/2037 (a) (b)	226,473	226,772
MF1 Ltd.:
Series 2022-FL8, Class A, 1 mo. USD Term SOFR + 1.35%, 5.67%, 2/19/2037 (a) (b)	252,671	252,670
Series 2021-FL7, Class A, 1 mo. USD Term SOFR + 1.19%, 5.51%, 10/16/2036 (a) (b)	120,247	120,130
Series 2021-FL6, Class A, 1 mo. USD Term SOFR + 1.21%, 5.53%, 7/16/2036 (a) (b)	49,958	49,920
Starwood Ltd. Series 2022-FL3, Class A, 30 day USD SOFR Average + 1.35%, 5.65%, 11/15/2038 (a) (b)	165,248	164,654

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
TRTX Issuer Ltd. Series 2022-FL5, Class A, 1 mo. USD Term SOFR + 1.65%, 5.96%, 2/15/2039 (a) (b)	$282,795	$282,794
		4,268,592
HOME EQUITY ABS — 0.2%
Credit-Based Asset Servicing & Securitization LLC Series 2004-CB7, Class M1, 1 mo. USD Term SOFR + 1.12%, 3.58%, 10/25/2034 (b)	419,650	378,819
Washington Mutual Asset-Backed Certificates WMABS Trust Series 2006-HE5, Class 2A2, 1 mo. USD Term SOFR + 0.47%, 4.13%, 10/25/2036 (b)	252,651	84,282
		463,101
OTHER ABS — 16.5%
ACHV ABS Trust:
Series 2024-2PL, Class B, 5.43%, 10/27/2031 (a)	283,193	284,013
Series 2023-4CP, Class C, 7.71%, 11/25/2030 (a)	29,615	29,664
Series 2024-3AL, Class A, 5.01%, 12/26/2031 (a)	277,074	277,445
Series 2024-2PL, Class A, 5.07%, 10/27/2031 (a)	91,348	91,506
Affirm Asset Securitization Trust:
Series 2024-X1, Class A, 6.27%, 5/15/2029 (a)	50,961	51,004
Series 2025-X1, Class A, 5.08%, 4/15/2030 (a)	369,345	369,632
Affirm Master Trust:
Series 2025-1A, Class B, 5.13%, 2/15/2033 (a)	200,000	200,834
Series 2025-1A, Class C, 5.28%, 2/15/2033 (a)	200,000	200,944
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	500,000	483,247
Allegro CLO XV Ltd. Series 2022-1A, Class A1R, 3 mo. USD Term SOFR + 1.18%, 5.49%, 4/20/2038 (a) (b)	1,000,000	996,987
Anchorage Capital CLO 19 Ltd. Series 2021-19A, Class A, 3 mo. USD Term SOFR + 1.47%, 5.73%, 10/15/2034 (a) (b)	1,500,000	1,499,100
Avant Loans Funding Trust:
Series 2024-REV1, Class A, 5.92%, 10/15/2033 (a)	250,000	252,844
Series 2025-REV1, Class A, 5.12%, 5/15/2034 (a)	750,000	749,826
Security Description	Principal Amount	Value
Series 2025-REV1, Class B, 5.42%, 5/15/2034 (a)	$250,000	$251,052
Bain Capital Credit CLO Ltd. Series 2022-6A, Class A1R, 3 mo. USD Term SOFR + 1.37%, 5.64%, 1/22/2038 (a) (b)	500,000	500,900
Brant Point CLO Ltd. Series 2024-3A, Class A1, 3 mo. USD Term SOFR + 1.60%, 5.92%, 2/20/2037 (a) (b)	1,000,000	1,004,688
Bridge Street CLO I Ltd. Series 2020-1A, Class A1R, 3 mo. USD Term SOFR + 1.55%, 5.82%, 7/20/2037 (a) (b)	1,000,000	1,002,900
Bridge Street CLO Ltd. Series 2025-1A, Class A1, 3 mo. USD Term SOFR + 1.22%, 5.48%, 4/20/2038 (a) (b)	1,000,000	1,000,246
Carlyle U.S. CLO Ltd. Series 2017-3A, Class A1R2, 3 mo. USD Term SOFR + 1.40%, 5.67%, 10/21/2037 (a) (b)	500,000	501,900
CarVal CLO IV Ltd. Series 2021-1A, Class A1A, 3 mo. USD Term SOFR + 1.44%, 5.71%, 7/20/2034 (a) (b)	500,000	499,850
CarVal CLO IX-C Ltd. Series 2024-1A, Class A, 3 mo. USD Term SOFR + 1.68%, 5.95%, 4/20/2037 (a) (b)	500,000	501,029
CIFC Funding Ltd. Series 2021-5A, Class A1R, 3 mo. USD Term SOFR + 1.26%, 5.52%, 1/15/2038 (a) (b)	1,000,000	1,002,050
Diamond Resorts Owner Trust Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	195,313	193,793
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23, 4.12%, 7/25/2047 (a)	846,000	831,596
Generate CLO 13 Ltd. Series 2023-13A, Class A1, 3 mo. USD Term SOFR + 1.80%, 6.07%, 1/20/2037 (a) (b)	500,000	502,100
GreenSky Home Improvement Issuer Trust Series 2025-1A, Class A4, 5.22%, 3/25/2060 (a)	469,719	473,503

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Katayma CLO I Ltd. Series 2023-1A, Class A1, 3 mo. USD Term SOFR + 2.00%, 6.27%, 10/20/2036 (a) (b)	$1,000,000	$1,002,200
Katayma CLO II Ltd. Series 2024-2A, Class A1, 3 mo. USD Term SOFR + 1.65%, 5.92%, 4/20/2037 (a) (b)	500,000	501,750
Loanpal Solar Loan Ltd. Series 2021-1GS, Class A, 2.29%, 1/20/2048 (a)	266,751	221,207
Madison Park Funding LXIII Ltd. Series 2023-63A, Class A1R, 3 mo. USD Term SOFR + 1.40%, 5.72%, 7/21/2038 (a) (b)	2,000,000	2,009,100
Marble Point CLO XXI Ltd. Series 2021-3A, Class A1, 3 mo. USD Term SOFR + 1.50%, 5.78%, 10/17/2034 (a) (b)	2,000,000	2,004,058
Mariner Finance Issuance Trust Series 2025-AA, Class B, 5.33%, 5/20/2038 (a)	300,000	303,799
Marlette Funding Trust Series 2024-1A, Class A, 5.95%, 7/17/2034 (a)	92,510	92,624
OHA Credit Funding 7 Ltd. Series 2020-7A, Class A1R2, 3 mo. USD Term SOFR + 1.28%, 0.00%, 7/19/2038 (a) (b) (c)	1,000,000	1,001,900
Pagaya AI Debt Grantor Trust Series 2025-1, Class B, 5.63%, 7/15/2032 (a)	499,957	497,426
Pagaya AI Debt Trust Series 2023-8, Class A, 7.30%, 6/16/2031 (a)	274,331	276,316
Park Avenue Institutional Advisers CLO Ltd. Series 2021-1A, Class A1A, 3 mo. USD Term SOFR + 1.65%, 5.92%, 1/20/2034 (a) (b)	1,500,000	1,499,700
Peace Park CLO Ltd. Series 2021-1A, Class A, 3 mo. USD Term SOFR + 1.39%, 5.66%, 10/20/2034 (a) (b)	1,000,000	1,001,787
Reach ABS Trust Series 2025-1A, Class A, 4.96%, 8/16/2032 (a)	492,008	491,362
Regatta VI Funding Ltd. Series 2016-1A, Class AR2, 3 mo. USD Term SOFR + 1.42%, 5.69%, 4/20/2034 (a) (b)	1,000,000	999,700
Security Description	Principal Amount	Value
Regatta XXIII Funding Ltd. Series 2021-4A, Class A1, 3 mo. USD Term SOFR + 1.41%, 5.68%, 1/20/2035 (a) (b)	$2,265,000	$2,264,774
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A, 5.00%, 9/15/2048 (a)	250,000	248,213
Rockford Tower CLO Ltd. Series 2024-1A, Class A1, 3 mo. USD Term SOFR + 1.61%, 5.88%, 4/20/2037 (a) (b)	1,000,000	1,004,803
Sapphire Aviation Finance II Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (a)	254,440	243,005
Shackleton CLO Ltd. Series 2013-3A, Class AR, 3 mo. USD Term SOFR + 1.38%, 5.64%, 7/15/2030 (a) (b)	26,905	26,894
Slam Ltd. Series 2024-1A, Class A, 5.34%, 9/15/2049 (a)	333,383	335,509
SoFi Consumer Loan Program Trust:
Series 2025-1, Class A, 4.80%, 2/27/2034 (a)	587,797	588,574
Series 2025-2, Class B, 4.97%, 6/25/2034 (a)	400,000	402,626
Series 2025-1, Class B, 5.12%, 2/27/2034 (a)	750,000	757,586
Stack Infrastructure Issuer LLC Series 2023-1A, Class A2, 5.90%, 3/25/2048 (a)	500,000	506,678
Steele Creek CLO Ltd. Series 2019-2A, Class ARR, 3 mo. USD Term SOFR + 1.00%, 5.26%, 7/15/2032 (a) (b)	919,451	919,200
Storm King Park CLO Ltd. Series 2022-1A, Class AR, 3 mo. USD Term SOFR + 1.36%, 5.62%, 10/15/2037 (a) (b)	1,000,000	1,002,762
Tesla Sustainable Energy Trust Series 2024-1A, Class A2, 5.08%, 6/21/2050 (a)	435,010	438,923
Trestles CLO VI Ltd. Series 2023-6A, Class A1R, 3 mo. USD Term SOFR + 1.18%, 5.45%, 4/25/2038 (a) (b)	500,000	498,765
Upgrade Master Pass-Thru Trust:
Series 2025-ST4, Class A, 5.50%, 8/16/2032 (a) (c)	1,000,000	1,000,241

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series 2025-ST2, Class A, 6.11%, 6/15/2032 (a)	$480,475	$483,830
Upstart Securitization Trust Series 2025-1, Class A, 5.45%, 4/20/2035 (a)	1,556,342	1,558,232
Voya CLO Ltd. Series 2024-1A, Class A1, 3 mo. USD Term SOFR + 1.52%, 5.78%, 4/15/2037 (a) (b)	500,000	501,900
Wellfleet CLO Ltd. Series 2020-2A, Class AR, 3 mo. USD Term SOFR + 1.48%, 5.74%, 7/15/2034 (a) (b)	1,000,000	999,600
Wellington Management CLO 4 Ltd. Series 2025-4A, Class A, 3 mo. USD Term SOFR + 1.15%, 5.43%, 4/18/2038 (a) (b)	1,000,000	997,493
Wind River CLO Ltd. Series 2021-4A, Class AR, 3 mo. USD Term SOFR + 1.23%, 0.00%, 1/20/2035 (a) (b) (c)	1,500,000	1,500,000
		41,935,190
STUDENT LOAN ABS — 0.1%
Commonbond Student Loan Trust Series 2018-BGS, Class B, 3.99%, 9/25/2045 (a)	69,386	66,760
Laurel Road Prime Student Loan Trust Series 2019-A, Class A1FX, 2.34%, 10/25/2048 (a)	2,075	2,075
Navient Private Education Refi Loan Trust Series 2022-A, Class A, 2.23%, 7/15/2070 (a)	214,657	196,492
		265,327
WL COLLATERAL CMO — 0.5%
Pret LLC Series 2025-NPL2, Class A1, 5.84%, 3/25/2055 (a) (d)	968,557	964,743
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (a) (d)	172,303	172,057
VOLT CI LLC Series 2021-NP10, Class A1, 5.99%, 5/25/2051 (a) (d)	272,503	272,052
		1,408,852
TOTAL ASSET-BACKED SECURITIES (Cost $52,382,589)		52,456,008
Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.6%
Federal Home Loan Mortgage Corp.:
5.50%, 2/1/2055	$628,417	$633,667
6.00%, 8/1/2054	375,336	382,337
Federal Home Loan Mortgage Corp. REMICS:
Series 4990, Class FN, 30 day USD SOFR Average + 0.46%, 4.77%, 5/25/2050 (b)	680,190	654,600
Series 4461, Class BA, CMO, 2.00%, 12/15/2043	308,797	292,901
Series 5179, Class GD, CMO, 2.00%, 12/25/2047	761,168	649,054
Series 5473, Class DF, CMO, 30 day USD SOFR Average + 1.15%, 5.46%, 11/25/2054 (b)	354,653	352,991
Series 5539, Class FM, CMO, 30 day USD SOFR Average + 1.40%, 5.71%, 5/25/2055 (b)	870,706	871,322
Series 4030, Class AN, CMO, REMIC, 1.75%, 4/15/2027	20,491	20,304
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M1, 30 day USD SOFR Average + 1.25%, 5.56%, 3/25/2044 (a) (b)	1,006,875	1,009,171
Federal National Mortgage Association:
3.00%, 11/1/2033	411,173	398,397
3.00%, 11/1/2036	118,555	112,064
5.00%, 8/1/2043	663,342	666,315
5.50%, 4/1/2054	615,876	621,948
5.50%, 1/1/2055	975,927	977,655
5.50%, 2/1/2055	625,403	631,191
5.50%, 4/1/2055	1,023,594	1,025,248
6.00%, 10/1/2053	340,375	347,812
Federal National Mortgage Association REMICS:
Series 2008-9, Class FA, 30 day USD SOFR Average + 0.61%, 4.92%, 2/25/2038 (b)	738,051	733,895
Series 2024-95, Class FC, CMO, 30 day USD SOFR Average + 1.40%, 5.71%, 12/25/2054 (b)	831,025	831,973
Series 2025-15, Class FQ, CMO, 30 day USD SOFR Average + 1.20%, 5.51%, 4/25/2055 (b)	644,481	641,293

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series 2025-42, Class FA, CMO, 30 day USD SOFR Average + 1.50%, 5.81%, 6/25/2055 (b)	$986,955	$991,165
Series 2010-141, Class FB, CMO, REMIC, 30 day USD SOFR Average + 0.58%, 4.89%, 12/25/2040 (b)	97,750	96,874
Series 2016-8, Class FA, CMO, REMIC, 30 day USD SOFR Average + 0.56%, 4.87%, 3/25/2046 (b)	175,061	170,626
Series 2018-27, Class FJ, CMO, REMIC, 30 day USD SOFR Average + 0.41%, 4.72%, 12/25/2047 (b)	126,431	121,470
Series 2018-45, Class FA, CMO, REMIC, 30 day USD SOFR Average + 0.41%, 4.72%, 6/25/2048 (b)	139,322	134,375
Federal National Mortgage Association-ACES Series 2020-M49, Class 1A1, VRN, 1.30%, 11/25/2030 (b)	884,496	815,903
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,417,344)		14,184,551
U.S. TREASURY OBLIGATIONS — 31.7%
U.S. Treasury Bills 4.18%, 7/31/2025	6,000,000	5,979,266
U.S. Treasury Inflation-Indexed Bonds 2.38%, 1/15/2027	668,040	679,339
U.S. Treasury Inflation-Indexed Notes:
0.13%, 4/15/2027	988,372	967,871
1.63%, 10/15/2027	498,097	504,314
U.S. Treasury Notes:
0.50%, 6/30/2027	9,060,000	8,501,536
0.63%, 7/31/2026	18,450,000	17,798,484
0.63%, 3/31/2027	3,000,000	2,841,797
0.75%, 5/31/2026	14,500,000	14,071,797
0.75%, 1/31/2028	15,500,000	14,379,883
0.88%, 9/30/2026	10,000,000	9,632,422
0.88%, 11/15/2030	6,000,000	5,147,344
TOTAL U.S. TREASURY OBLIGATIONS (Cost $80,391,865)		80,504,053
MORTGAGE-BACKED SECURITIES — 13.6%
ACREC LLC Series 2025-FL3, Class A, 1 mo. USD Term SOFR + 1.31%, 5.62%, 8/18/2042 (a) (b)	210,000	209,218
Security Description	Principal Amount	Value
AREIT Ltd. Series 2025-CRE10, Class A, 1 mo. USD Term SOFR + 1.39%, 5.70%, 12/17/2029 (a) (b)	$320,000	$315,959
BLP Commercial Mortgage Trust Series 2024-IND2, Class A, 1 mo. USD Term SOFR + 1.34%, 5.65%, 3/15/2041 (a) (b)	237,207	237,438
BMO Mortgage Trust Series 2024-5C5, Class XA, 1.39%, 2/15/2057 (b)	3,592,149	144,805
BX Commercial Mortgage Trust Series 2021-XL2, Class A, 1 mo. USD Term SOFR + 0.80%, 5.12%, 10/15/2038 (a) (b)	246,071	245,653
BX Trust Series 2021-RISE, Class B, 1 mo. USD Term SOFR + 1.36%, 5.68%, 11/15/2036 (a) (b)	194,426	194,092
CEDR Commercial Mortgage Trust Series 2022-SNAI, Class A, 1 mo. USD Term SOFR + 0.99%, 5.30%, 2/15/2039 (a) (b)	200,000	194,611
CFCRE Commercial Mortgage Trust Series 2016-C7, Class A3, 3.84%, 12/10/2054	270,000	266,205
Citigroup Commercial Mortgage Trust Series 2016-P3, Class A4, 3.33%, 4/15/2049	270,000	266,432
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR8, Class 2A1A, CMO, 5.14%, 7/25/2037 (b)	2,510,212	2,037,571
Countrywide Alternative Loan Trust:
Series 2006-J7, Class 1A3, 6.25%, 11/25/2036	414,757	197,881
Series 2006-41CB, Class 1A3, CMO, 6.00%, 1/25/2037	223,868	111,172
EFMT Series 2025-NQM2, Class A3, CMO, VRN, 5.95%, 6/25/2070 (a) (b)	806,000	810,010
Federal Home Loan Mortgage Corp. REMICS Series 4981, Class GF, 30 day USD SOFR Average + 0.51%, 4.82%, 6/25/2050 (b)	775,932	753,403
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2025-DNA1, Class M1, CMO, 30 day USD SOFR Average + 1.05%, 5.36%, 1/25/2045 (a) (b)	1,063,471	1,064,029

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series 2025-HQA1, Class A1, CMO, 30 day USD SOFR Average + 0.95%, 5.26%, 2/25/2045 (a) (b)	$1,950,000	$1,946,967
Federal National Mortgage Association REMICS Series 2016-83, Class FK, 30 day USD SOFR Average + 0.61%, 4.92%, 11/25/2046 (b)	661,102	651,978
Great Wolf Trust Series 2024-WOLF, Class A, 1 mo. USD Term SOFR + 1.54%, 5.85%, 3/15/2039 (a) (b)	200,000	199,884
GS Mortgage Securities Trust Series 2013-GC13, Class AS, 4.01%, 7/10/2046 (a) (b)	138,199	136,626
GS Mortgage-Backed Securities Trust:
Series 2025-NQM2, Class A1, CMO, 5.65%, 6/25/2065 (a) (b)	600,000	601,436
Series 2025-NQM2, Class A3, CMO, 5.90%, 6/25/2065 (a) (b)	600,000	602,166
Incref LLC Series FL1, Class A, 1 mo. USD Term SOFR + 1.73%, 6.05%, 10/19/2042 (a) (b)	390,000	390,913
JP Morgan Mortgage Trust Series 2025-NQM1, Class A3, CMO, 5.97%, 6/25/2065 (a) (d)	1,051,969	1,056,991
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class C, 4.71%, 8/15/2047 (b)	103,849	103,110
Legacy Mortgage Asset Trust:
Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (a) (d)	318,997	318,973
Series 2021-GS2, Class A1, 5.75%, 4/25/2061 (a) (d)	249,147	249,089
LoanCore Issuer LLC Series 2025-CRE8, Class A, 1 mo. USD Term SOFR + 1.39%, 5.70%, 8/17/2042 (a) (b)	320,000	316,493
Luminent Mortgage Trust Series 2007-1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.43%, 4.75%, 11/25/2036 (b)	2,188,056	1,935,983
MF1 LLC Series 2025-FL17, Class A, 1 mo. USD Term SOFR + 1.32%, 5.63%, 2/18/2040 (a) (b)	320,000	319,011
MFA Trust Series 2023-NQM3, Class A1, 6.62%, 7/25/2068 (a) (d)	457,533	460,377
Security Description	Principal Amount	Value
Morgan Stanley Capital I Trust Series 2024-NSTB, Class A, VRN, 3.90%, 9/24/2057 (a) (b)	$142,366	$141,952
OBX Trust:
Series 2023-NQM10, Class A1, 6.47%, 10/25/2063 (a) (d)	541,692	546,519
Series 2024-NQM16, Class A1, CMO, 5.53%, 10/25/2064 (a) (d)	840,415	842,059
Series 2025-NQM7, Class A1, CMO, 5.56%, 5/25/2055 (a) (d)	3,868,082	3,890,378
Series 2025-NQM8, Class A1, CMO, 5.47%, 3/25/2065 (a) (d)	982,961	986,398
PRPM Trust Series 2025-NQM2, Class A1, CMO, 5.69%, 4/25/2070 (a) (d)	3,817,655	3,817,858
Residential Asset Securitization Trust Series 2006-A6, Class 1A4, CMO, IO, 6.00%, 7/25/2036	2,586,839	516,446
Residential Mortgage Loan Trust Series 2020-1, Class A1, 2.38%, 1/26/2060 (a) (b)	156,657	154,303
Starwood Ltd. Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.31%, 5.63%, 4/18/2038 (a) (b)	402,660	400,410
TRTX Issuer Ltd. Series 2025-FL6, Class A, 1 mo. USD Term SOFR + 1.54%, 5.85%, 9/18/2042 (a) (b)	240,000	239,918
Verus Securitization Trust:
Series 2022-3, Class A1, 4.13%, 2/25/2067 (a) (d)	625,368	593,629
Series 2023-5, Class A1, 6.48%, 6/25/2068 (a) (d)	662,595	666,127
Series 2023-INV2, Class A1, 6.44%, 8/25/2068 (a) (d)	863,050	868,150
Series 2024-1, Class A1, 5.71%, 1/25/2069 (a) (d)	512,698	514,248
Series 2024-3, Class A1, 6.34%, 4/25/2069 (a) (d)	407,256	410,610
Series 2024-6, Class A3, CMO, 6.15%, 7/25/2069 (a) (d)	259,700	260,729
Series 2025-5, Class A1, CMO, 5.43%, 6/25/2070 (a) (d)	1,000,000	1,003,183
Series 2024-9, Class A1, CMO, VRN, 5.44%, 11/25/2069 (a) (b)	933,472	934,041

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR16, Class 2A1, CMO, 4.47%, 12/25/2036 (b)	$1,387,455	$1,209,820
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-8, Class 2CB3, CMO, 1 mo. USD Term SOFR + 0.52%, 4.84%, 10/25/2035 (b)	228,720	214,588
TOTAL MORTGAGE-BACKED SECURITIES (Cost $35,822,628)		34,549,842
COMMERCIAL MORTGAGE BACKED SECURITIES — 7.3%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2, 3.90%, 8/10/2035 (a)	170,000	169,465
280 Park Avenue Mortgage Trust Series 2017-280P, Class A, 1 mo. USD Term SOFR + 1.18%, 5.49%, 9/15/2034 (a) (b)	200,000	198,127
ACREC LLC Series 2023-FL2, Class A, 1 mo. USD Term SOFR + 2.23%, 6.54%, 2/19/2038 (a) (b)	171,839	172,061
Arbor Multifamily Mortgage Securities Trust Series 2021-MF2, Class A2, 2.02%, 6/15/2054 (a)	139,000	134,773
AREIT Trust Series 2022-CRE6, Class A, 30 day USD SOFR Average + 1.25%, 5.55%, 1/20/2037 (a) (b)	254,306	254,467
Bank:
Series 2017-BNK6, Class XA, IO, 0.92%, 7/15/2060 (b)	851,095	10,346
Series 2020-BN26, Class XA, IO, VRN, 1.31%, 3/15/2063 (b)	1,245,230	52,320
Bank5:
Series 2024-5YR10, Class AS, 5.64%, 10/15/2057	195,000	199,720
Series 2023-5YR2, Class A3, VRN, 6.66%, 7/15/2056 (b)	421,000	444,173
Bank5 Trust Series 2025-5YR13, Class XA, IO, VRN, 1.28%, 1/15/2058 (a) (b)	7,597,550	322,942
Barclays Commercial Mortgage Trust Series 2019-C3, Class ASB, 3.46%, 5/15/2052	363,096	357,689
BBCMS Mortgage Trust:
Series 2025-5C34, Class XA, IO, VRN, 1.39%, 5/15/2058 (b)	5,299,842	263,130
Security Description	Principal Amount	Value
Series 2025-C32, Class XA, IO, VRN, 1.36%, 2/15/2062 (b)	$2,437,622	$202,774
Benchmark Mortgage Trust:
Series 2018-B6, Class A2, 4.20%, 10/10/2051	148,349	146,625
Series 2018-B1, Class XA, IO, 0.67%, 1/15/2051 (b)	1,427,795	14,066
Series 2019-B15, Class XA, IO, VRN, 0.92%, 12/15/2072 (b)	3,796,916	107,531
BMO Mortgage Trust Series 2025-C11, Class XA, IO, VRN, 1.33%, 2/15/2058 (b)	2,057,172	166,402
BPR Trust Series 2021-TY, Class A, 1 mo. USD Term SOFR + 1.16%, 5.48%, 9/15/2038 (a) (b)	192,000	191,594
BRSP Ltd. Series 2024-FL2, Class A, 1 mo. USD Term SOFR + 1.95%, 6.26%, 8/19/2037 (a) (b)	219,000	218,974
BX Commercial Mortgage Trust:
Series 2021-21M, Class A, 1 mo. USD Term SOFR + 0.84%, 5.16%, 10/15/2036 (a) (b)	53,851	53,824
Series 2021-CIP, Class A, 1 mo. USD Term SOFR + 1.04%, 5.35%, 12/15/2038 (a) (b)	219,911	219,794
Series 2021-SOAR, Class B, 1 mo. USD Term SOFR + 0.98%, 5.30%, 6/15/2038 (a) (b)	184,115	184,067
Series 2021-XL2, Class D, 1 mo. USD Term SOFR + 1.51%, 5.82%, 10/15/2038 (a) (b)	126,000	125,885
Series 2024-GPA3, Class A, 1 mo. USD Term SOFR + 1.29%, 5.60%, 12/15/2039 (a) (b)	187,543	187,706
Series 2024-MF, Class B, 1 mo. USD Term SOFR + 1.69%, 6.00%, 2/15/2039 (a) (b)	199,227	199,353
BX Mortgage Trust Series 2021-PAC, Class A, 1 mo. USD Term SOFR + 0.80%, 5.12%, 10/15/2036 (a) (b)	210,000	209,542
BX Trust:
Series 2018-GW, Class A, 1 mo. USD Term SOFR + 1.10%, 5.41%, 5/15/2035 (a) (b)	200,000	199,529

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series 2021-ARIA, Class B, 1 mo. USD Term SOFR + 1.41%, 5.72%, 10/15/2036 (a) (b)	$200,000	$199,601
Series 2021-BXMF, Class A, 1 mo. USD Term SOFR + 0.75%, 5.06%, 10/15/2026 (a) (b)	242,408	242,146
Series 2021-LGCY, Class B, 1 mo. USD Term SOFR + 0.97%, 5.28%, 10/15/2036 (a) (b)	210,000	209,499
Series 2021-VIEW, Class A, 1 mo. USD Term SOFR + 1.39%, 5.71%, 6/15/2036 (a) (b)	269,000	267,624
Series 2022-PSB, Class A, 1 mo. USD Term SOFR + 2.45%, 6.76%, 8/15/2039 (a) (b)	85,990	85,940
Series 2022-PSB, Class B, 1 mo. USD Term SOFR + 2.95%, 7.26%, 8/15/2039 (a) (b)	168,000	167,879
Series 2025-ROIC, Class C, 1 mo. USD Term SOFR + 1.54%, 5.86%, 3/15/2030 (a) (b)	230,000	227,816
BXMT Ltd. Series 2021-FL4, Class A, 1 mo. USD Term SOFR + 1.16%, 5.48%, 5/15/2038 (a) (b)	86,835	86,430
Citigroup Commercial Mortgage Trust:
Series 2016-P3, Class A3, 3.06%, 4/15/2049	254,944	252,294
Series 2016-GC37, Class XA, IO, 1.80%, 4/10/2049 (b)	356,491	1,494
COMM Mortgage Trust Series 2015-CR25, Class XA, IO, 0.86%, 8/10/2048 (b)	339,854	218
CSAIL Commercial Mortgage Trust:
Series 2015-C4, Class A4, 3.81%, 11/15/2048	359,035	357,757
Series 2017-C8, Class XA, IO, 1.20%, 6/15/2050 (b)	231,026	3,375
Series 2017-CX10, Class XA, IO, 0.98%, 11/15/2050 (b)	715,040	10,348
Series 2017-CX9, Class XA, IO, 0.72%, 9/15/2050 (b)	896,443	6,329
CSMC Trust Series 2017-PFHP, Class A, 1 mo. USD Term SOFR + 1.00%, 5.31%, 12/15/2030 (a) (b)	129,024	128,624
DBJPM 20-C9 Mortgage Trust Series 2020-C9, Class ASB, 1.88%, 8/15/2053	350,000	329,098
Security Description	Principal Amount	Value
DBJPM Mortgage Trust Series 2020-C9, Class A2, 1.90%, 8/15/2053	$154,622	$153,405
ELP Commercial Mortgage Trust Series 2021-ELP, Class C, 1 mo. USD Term SOFR + 1.43%, 5.75%, 11/15/2038 (a) (b)	279,674	279,287
EQUS Mortgage Trust Series 2021-EQAZ, Class A, 1 mo. USD Term SOFR + 1.02%, 5.33%, 10/15/2038 (a) (b)	180,980	180,923
Extended Stay America Trust Series 2021-ESH, Class A, 1 mo. USD Term SOFR + 1.19%, 5.51%, 7/15/2038 (a) (b)	257,318	257,230
GPMT Ltd. Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.61%, 5.93%, 7/16/2035 (a) (b)	93,974	92,246
GS Mortgage Securities Corp. Trust:
Series 2021-IP, Class A, 1 mo. USD Term SOFR + 1.06%, 5.38%, 10/15/2036 (a) (b)	181,000	180,037
Series 2021-STAR, Class A, 1 mo. USD Term SOFR + 1.06%, 5.38%, 12/15/2036 (a) (b)	210,000	208,957
GS Mortgage Securities Trust:
Series 2015-GC34, Class A4, 3.51%, 10/10/2048	225,000	223,705
Series 2017-GS7, Class XA, IO, 1.22%, 8/10/2050 (b)	365,447	6,023
Series 2020-GC47, Class XA, IO, VRN, 1.24%, 5/12/2053 (b)	2,101,867	84,231
HGI CRE CLO Ltd. Series 2021-FL2, Class A, ABS, 1 mo. USD Term SOFR + 1.11%, 5.43%, 9/17/2036 (a) (b)	213,075	212,384
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2016-JP2, Class A4, 2.82%, 8/15/2049	850,000	833,403
Series 2019-UES, Class A, 3.81%, 5/5/2032 (a)	207,837	201,271
Series 2021-MHC, Class A, 1 mo. USD Term SOFR + 1.16%, 5.48%, 4/15/2038 (a) (b)	181,849	181,819
Series 2022-NLP, Class A, 1 mo. USD Term SOFR + 0.85%, 5.16%, 4/15/2037 (a) (b)	183,541	181,360

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series 2016-JP4, Class XA, IO, 0.70%, 12/15/2049 (b)	$1,296,134	$7,618
JPMCC Commercial Mortgage Securities Trust:
Series 2019-COR4, Class ASB, 3.94%, 3/10/2052	387,709	385,087
Series 2019-COR5, Class XA, IO, VRN, 1.61%, 6/13/2052 (b)	1,020,882	40,635
MF1 Ltd. Series 2020-FL4, Class A, 1 mo. USD Term SOFR + 1.81%, 6.13%, 12/15/2035 (a) (b)	117,549	117,647
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5, Class AS, 1 mo. USD Term SOFR + 1.31%, 5.63%, 7/15/2036 (a) (b)	131,132	130,818
MHP Trust Series 2022-MHIL, Class A, 1 mo. USD Term SOFR + 0.81%, 5.13%, 1/15/2039 (a) (b)	79,658	79,445
Morgan Stanley Capital I Trust:
Series 2019-PLND, Class D, 1 mo. USD Term SOFR + 1.86%, 6.18%, 5/15/2036 (a) (b)	127,000	14,381
Series 2021-L6, Class A2, 2.13%, 6/15/2054 (b)	142,409	135,111
Series 2016-UB12, Class XA, IO, 0.77%, 12/15/2049 (b)	1,213,729	7,585
MSC Trust Series 2021-ILP, Class A, 1 mo. USD Term SOFR + 0.89%, 5.20%, 11/15/2036 (a) (b)	180,403	180,259
MTN Commercial Mortgage Trust Series 2022-LPFL, Class A, 1 mo. USD Term SOFR + 1.40%, 5.72%, 3/15/2039 (a) (b)	280,000	279,761
PFP Ltd. Series 2024-11, Class A, 1 mo. USD Term SOFR + 1.83%, 6.14%, 9/17/2039 (a) (b)	608,129	609,539
Ready Capital Mortgage Financing LLC Series 2021-FL7, Class A, 1 mo. USD Term SOFR + 1.31%, 5.63%, 11/25/2036 (a) (b)	120,294	120,229
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	146,000	149,202
SFO Commercial Mortgage Trust Series 2021-555, Class A, 1 mo. USD Term SOFR + 1.26%, 5.58%, 5/15/2038 (a) (b)	280,000	278,168
Security Description	Principal Amount	Value
SREIT Trust:
Series 2021-IND, Class B, 1 mo. USD Term SOFR + 1.21%, 5.52%, 10/15/2038 (a) (b)	$200,000	$199,129
Series 2021-MFP, Class A, 1 mo. USD Term SOFR + 0.85%, 5.16%, 11/15/2038 (a) (b)	151,830	151,737
Series 2021-MFP2, Class A, 1 mo. USD Term SOFR + 0.94%, 5.25%, 11/15/2036 (a) (b)	260,000	259,600
STWD Trust Series 2021-FLWR, Class B, 1 mo. USD Term SOFR + 1.04%, 5.35%, 7/15/2036 (a) (b)	160,000	159,767
TTAN Series 2021-MHC, Class B, 1 mo. USD Term SOFR + 1.21%, 5.53%, 3/15/2038 (a) (b)	261,475	261,350
UBS Commercial Mortgage Trust:
Series 2017-C7, Class ASB, 3.59%, 12/15/2050	380,565	376,935
Series 2018-C11, Class ASB, 4.12%, 6/15/2051	201,048	200,007
Series 2019-C16, Class ASB, 3.46%, 4/15/2052	289,632	285,255
Series 2017-C1, Class XA, IO, 1.62%, 6/15/2050 (b)	512,425	10,026
VASA Trust Series 2021-VASA, Class A, 1 mo. USD Term SOFR + 1.01%, 5.33%, 7/15/2039 (a) (b)	315,000	305,663
VEGAS Trust Series 2024-TI, Class A, 5.52%, 11/10/2039 (a)	146,000	147,883
Velocity Commercial Capital Loan Trust:
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (b)	134,127	130,905
Series 2024-5, Class A, VRN, 5.49%, 10/25/2054 (a) (b)	879,645	876,638
Wells Fargo Commercial Mortgage Trust:
Series 2018-C43, Class A3, 3.75%, 3/15/2051	159,449	156,490
Series 2019-C53, Class ASB, 2.96%, 10/15/2052	399,328	389,943
Series 2021-C60, Class A2, 2.04%, 8/15/2054	143,525	138,828
Series 2021-SAVE, Class A, 1 mo. USD Term SOFR + 1.36%, 5.68%, 2/15/2040 (a) (b)	26,171	26,173
Series 2022-ONL, Class A, 3.86%, 12/15/2039 (a)	500,000	471,901

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series 2025-C64, Class A1, 5.02%, 2/15/2058	$69,783	$69,954
Series 2019-C51, Class XA, IO, VRN, 1.41%, 6/15/2052 (b)	862,862	36,075
Series 2019-C52, Class XA, IO, VRN, 1.70%, 8/15/2052 (b)	2,574,117	128,617
Series 2025-C64, Class XA, IO, VRN, 1.24%, 2/15/2058 (b)	2,242,659	159,046
WFRBS Commercial Mortgage Trust Series 2014-C23, Class AS, VRN, 4.21%, 10/15/2057 (b)	199,735	195,185
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $19,670,944)		18,532,224
SENIOR FLOATING RATE LOANS — 1.8%
ADVERTISING SERVICES — 0.1%
Lamar Media Corp. 2020 Term Loan B, 1 mo. USD Term SOFR + 1.50%, 5.93%, 2/5/2027 (b)	175,000	175,109
AEROSPACE & DEFENSE — 0.1%
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B1, 1 mo. USD Term SOFR + 2.00%, 6.33%, 10/31/2031 (b)	176,963	177,243
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B2, 1 mo. USD Term SOFR + 2.00%, 6.33%, 10/31/2031 (b)	67,311	67,418
		244,661
BUILDING MATERIALS — 0.0% *
Standard Industries, Inc. 2021 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 6.07%, 9/22/2028 (b)	68,981	69,226
CHEMICALS — 0.1%
Axalta Coating Systems U.S. Holdings, Inc. 2024 Term Loan B, 3 mo. USD Term SOFR + 1.75%, 6.05%, 12/20/2029 (b)	49,784	50,012
HB Fuller Co. 2025 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 6.08%, 2/15/2030 (b)	99,080	99,638
		149,650
Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 0.3%
APi Group DE, Inc. 2025 Term Loan, 1 mo. USD Term SOFR + 1.75%, 6.08%, 1/3/2029 (b)	$135,651	$135,835
Herc Holdings, Inc. Term Loan B, 3 mo. USD Term SOFR + 2.00%, 6.32%, 6/2/2032 (b)	20,000	20,100
Prime Security Services Borrower LLC 2025 Incremental Term Loan B (e)	310,000	307,901
Trans Union LLC 2024 Term Loan B8 (e)	37,309	37,399
Trans Union LLC 2024 Term Loan B9, 1 mo. USD Term SOFR + 1.75%, 6.08%, 6/24/2031 (b)	154,225	154,555
Vestis Corp. Term Loan, 3 mo. USD Term SOFR + 2.25%, 6.58%, 2/22/2031 (b)	41,563	40,004
		695,794
DISTRIBUTION/WHOLESALE — 0.1%
Resideo Funding, Inc. 2024 M&A 1st lien Term Loan B, 3 mo. USD Term SOFR + 1.75%, 6.07%, 6/13/2031 (b)	44,550	44,564
Resideo Funding, Inc. 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 1.75%, 6.06%, 2/11/2028 (b)	135,833	136,003
		180,567
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Colossus Acquireco LLC Term Loan B (e)	145,000	144,221
Corpay Technologies Operating Co. LLC Term Loan B5, 1 mo. USD Term SOFR + 1.75%, 6.08%, 4/28/2028 (b)	129,504	129,666
CPI Holdco B LLC 2024 Term Loan (e)	239,383	238,964
		512,851
ELECTRIC — 0.1%
NRG Energy, Inc. 2024 Term Loan, 3 mo. USD Term SOFR + 1.75%, 6.03%, 4/16/2031 (b)	190,998	191,595
Vistra Operations Co. LLC 1st Lien Term Loan B3, 1 mo. USD Term SOFR + 1.75%, 6.08%, 12/20/2030 (b)	104,915	105,305
		296,900

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
ELECTRICAL EQUIPMENT — 0.0% *
Energizer Holdings, Inc. 2025 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.32%, 3/19/2032 (b)	$98,966	$99,357
ENTERTAINMENT — 0.2%
Delta 2 Lux SARL 2024 Term Loan B1, 3 mo. USD Term SOFR + 2.00%, 6.30%, 9/30/2031 (b)	33,333	33,429
Delta 2 Lux SARL 2024 Term Loan B2 (e)	16,667	16,715
Flutter Financing BV 2024 Term Loan B, 3 mo. USD Term SOFR + 1.75%, 6.05%, 11/30/2030 (b)	231,530	231,240
Six Flags Entertainment Corp. 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.33%, 5/1/2031 (b)	69,300	69,447
WMG Acquisition Corp. 2024 Term Loan J, 3 mo. USD Term SOFR + 1.75%, 6.08%, 1/24/2031 (b)	110,000	110,413
		461,244
FOOD PRODUCTS — 0.1%
Aramark Services, Inc. 2024 Term Loan B8, 1 mo. USD Term SOFR + 2.00%, 6.33%, 6/22/2030 (b)	115,533	116,014
Froneri Lux Finco SARL 2024 USD Term Loan B4, 6 mo. USD Term SOFR + 2.00%, 6.24%, 9/30/2031 (b)	179,697	178,125
		294,139
HEALTH CARE PROVIDERS & SERVICES — 0.1%
IQVIA, Inc. 2025 Repriced Term Loan B, 3 mo. USD Term SOFR + 1.75%, 6.05%, 1/2/2031 (b)	124,375	125,055
HOTELS, RESTAURANTS & LEISURE — 0.0% *
Somnigroup International, Inc. Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.55%, 10/24/2031 (b)	121,305	121,709
HOUSEHOLD PRODUCTS — 0.0% *
Reynolds Consumer Products LLC 2025 Term Loan B (e)	96,679	97,243
Security Description	Principal Amount	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% *
Calpine Corp. 2024 Term Loan B10, 1 mo. USD Term SOFR + 1.75%, 6.08%, 1/31/2031 (b)	$112,435	$112,550
INTERNET & TELECOM — 0.1%
Gen Digital, Inc. 2025 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 6.08%, 4/16/2032 (b)	60,000	59,970
Go Daddy Operating Co. LLC 2024 Term Loan B8, 1 mo. USD Term SOFR + 1.75%, 6.08%, 11/9/2029 (b)	189,043	189,402
		249,372
LODGING — 0.0% *
Wyndham Hotels & Resorts, Inc. 2024 Term Loan, 1 mo. USD Term SOFR + 1.75%, 6.08%, 5/24/2030 (b)	99,184	99,697
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
Iron Mountain, Inc. 2023 Term Loan B, 1 mo. USD Term SOFR + 2.00% 6.33%, 1/31/2031 (b)	157,096	157,161
RETAIL — 0.1%
1011778 B.C. Unlimited Liability Co. 2024 Term Loan B6, 1 mo. USD Term SOFR + 1.75%, 6.08%, 9/20/2030 (b)	189,601	189,028
Burlington Coat Factory Warehouse Corp. 2024 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 6.08%, 9/24/2031 (b)	124,284	123,974
		313,002
SOFTWARE — 0.1%
SS&C Technologies, Inc. 2024 Term Loan B8, 1 mo. USD Term SOFR + 2.00%, 6.33%, 5/9/2031 (b)	177,951	179,008
THRIFTS & MORTGAGE FINANCE — 0.0% *
Walker & Dunlop, Inc. 2025 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.31%, 3/14/2032 (b)	19,950	20,050
TOTAL SENIOR FLOATING RATE LOANS (Cost $4,644,311)		4,654,345

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (f) (g) (Cost $4,659,802)	4,659,802	$4,659,802
TOTAL INVESTMENTS — 101.1% (Cost $258,664,552)		256,748,587
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(2,674,699)
NET ASSETS — 100.0%		$254,073,888
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 38.6% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2025. Maturity date shown is the final maturity.
(e)	Position is unsettled. Contract rate was not determined at June 30, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2025.
*	Amount is less than 0.05% of net assets.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
GMTN	Global Medium Term Note
IO	Interest Only
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$47,207,762	$—	$47,207,762
Asset-Backed Securities	—	52,456,008	—	52,456,008
U.S. Government Agency Obligations	—	14,184,551	—	14,184,551
U.S. Treasury Obligations	—	80,504,053	—	80,504,053
Mortgage-Backed Securities	—	34,549,842	—	34,549,842
Commercial Mortgage Backed Securities	—	18,532,224	—	18,532,224
Senior Floating Rate Loans	—	4,654,345	—	4,654,345
Short-Term Investment	4,659,802	—	—	4,659,802
TOTAL INVESTMENTS	$4,659,802	$252,088,785	$—	$256,748,587

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,024,706	$5,024,706	$178,854,080	$179,218,984	$—	$—	4,659,802	$4,659,802	$420,633
See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 12.0%
AUSTRALIA — 0.1%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	$900,000	$861,363
Glencore Funding LLC 5.37%, 4/4/2029 (a)	2,100,000	2,151,723
Rio Tinto Finance USA PLC 5.75%, 3/14/2055	715,000	716,337
		3,729,423
BERMUDA — 0.1%
Aspen Insurance Holdings Ltd. 5.75%, 7/1/2030	1,080,000	1,097,960
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	1,277,000	1,107,951
		2,205,911
BRAZIL — 0.4%
Acu Petroleo Luxembourg SARL 7.50%, 7/13/2035	1,383,964	1,383,743
Banco do Brasil SA 10 yr. CMT + 4.40%, 8.75%, 10/15/2025 (b)	600,000	605,352
Braskem Netherlands Finance BV 4.50%, 1/31/2030	1,000,000	775,950
Cosan Overseas Ltd. 8.25%, 8/5/2025	1,400,000	1,409,282
CSN Resources SA 5.88%, 4/8/2032	1,200,000	986,544
Guara Norte SARL 5.20%, 6/15/2034	691,461	653,977
Itau Unibanco Holding SA VRN, 5 yr. CMT + 3.45%, 3.88%, 4/15/2031 (b)	400,000	395,448
Minerva Luxembourg SA:
5.88%, 1/19/2028	1,300,000	1,295,788
8.88%, 9/13/2033 (a)	1,000,000	1,080,360
Movida Europe SA 7.85%, 4/11/2029 (a)	1,100,000	1,012,990
MV24 Capital BV 6.75%, 6/1/2034	1,611,104	1,561,707
NBM U.S. Holdings, Inc. 6.63%, 8/6/2029	200,000	200,994
Prumo Participacoes e Investimentos SA 7.50%, 12/31/2031	1,553,273	1,574,972
Raizen Fuels Finance SA 5.70%, 1/17/2035	500,000	468,410
Simpar Europe SA 5.20%, 1/26/2031	900,000	729,099
Unigel Luxembourg SA:
11.00%, 12/31/2028	215,779	59,374
Security Description	Principal Amount	Value
13.50%, 12/31/2027	$62,116	$49,494
PIK, 11.00%, 12/31/2028 (a)	50,179	13,807
PIK, 13.50%, 12/31/2027 (a)	45,825	36,513
Vale Overseas Ltd. 6.40%, 6/28/2054	674,000	663,405
Yinson Bergenia Production BV 8.50%, 1/31/2045 (a) (c)	300,000	304,164
		15,261,373
CANADA — 0.3%
Bell Telephone Co. of Canada or Bell Canada VRN, 5 yr. CMT + 2.39%, 6.88%, 9/15/2055 (b)	732,000	748,455
Brookfield Finance, Inc. 5.81%, 3/3/2055	1,251,000	1,224,204
Canadian Imperial Bank of Commerce SOFR + 1.11%, 5.25%, 1/13/2031 (b)	1,229,000	1,258,422
CCL Industries, Inc. 3.05%, 6/1/2030 (a)	1,343,000	1,245,874
Element Fleet Management Corp. 5.04%, 3/25/2030 (a)	1,254,000	1,265,123
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	615,000	611,316
8.25%, 8/1/2032 (a)	695,000	714,224
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 2/15/2029 (a)	1,165,000	1,217,856
Mattamy Group Corp. 4.63%, 3/1/2030 (a)	490,000	471,003
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. 8.00%, 8/1/2030 (a)	540,000	542,452
Parkland Corp. 4.63%, 5/1/2030 (a)	285,000	272,962
Royal Bank of Canada Series GMTN, 5.15%, 2/1/2034	566,000	579,561
TELUS Corp. VRN, 5 yr. CMT + 2.71%, 7.00%, 10/15/2055 (b)	320,000	322,752
Videotron Ltd. 5.70%, 1/15/2035 (a)	1,218,000	1,223,018
		11,697,222
CAYMAN ISLANDS — 0.1%
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	1,915,000	1,963,181
CHILE — 0.1%
Agrosuper SA 4.60%, 1/20/2032	350,000	325,258
CAP SA 3.90%, 4/27/2031 (a)	1,800,000	1,453,194

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Cencosud SA 4.38%, 7/17/2027	$600,000	$595,020
Chile Electricity Lux MPC II SARL 5.67%, 10/20/2035 (a)	600,000	605,814
Chile Electricity Lux MPC SARL 6.01%, 1/20/2033	186,000	192,793
Chile Electricity PEC SpA Zero Coupon, 1/25/2028 (a)	877,369	770,795
Corp. Nacional del Cobre de Chile 5.13%, 2/2/2033	1,100,000	1,067,143
Empresa Electrica Cochrane SpA 5.50%, 5/14/2027	248,240	244,425
GNL Quintero SA 4.63%, 7/31/2029	370,720	368,054
		5,622,496
COLOMBIA — 0.2%
AL Candelaria -spain- SA:
5.75%, 6/15/2033 (a)	2,015,000	1,694,675
7.50%, 12/15/2028	324,999	324,508
Aris Mining Corp. 8.00%, 10/31/2029 (a)	800,000	815,912
Banco Davivienda SA:
VRN, 10 yr. CMT + 5.10%, 6.65%, 4/22/2031 (a) (b)	400,000	355,648
VRN, 5 yr. CMT + 4.59%, 8.13%, 7/2/2035 (a) (b) (c)	400,000	402,036
Banco de Bogota SA 6.25%, 5/12/2026	1,000,000	1,002,420
Banco GNB Sudameris SA 5 yr. CMT + 6.66%, 7.50%, 4/16/2031 (b)	150,000	148,045
Bancolombia SA 5 yr. CMT + 4.32%, 8.63%, 12/24/2034 (b)	200,000	210,238
Canacol Energy Ltd. 5.75%, 11/24/2028	1,000,000	352,910
Ecopetrol SA:
5.88%, 5/28/2045	200,000	137,722
5.88%, 11/2/2051	2,050,000	1,349,351
Fideicomiso PA Pacifico Tres 8.25%, 1/15/2035	321,800	325,691
Gran Tierra Energy, Inc. 9.50%, 10/15/2029 (a)	200,000	152,384
Termocandelaria Power SA 7.75%, 9/17/2031 (a)	200,000	205,226
		7,476,766
FRANCE — 0.0% *
Altice France SA 5.50%, 10/15/2029 (a)	460,000	381,105
Opal Bidco SAS 6.50%, 3/31/2032 (a)	690,000	703,303
Security Description	Principal Amount	Value
Vallourec SACA 7.50%, 4/15/2032 (a)	$520,000	$545,678
		1,630,086
GERMANY — 0.0% *
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	525,000	523,672
GUATEMALA — 0.1%
Banco Industrial SA 5 yr. CMT + 4.44%, 4.88%, 1/29/2031 (b)	1,761,000	1,749,712
Energuate Trust 5.88%, 5/3/2027	200,000	199,148
Millicom International Cellular SA 6.25%, 3/25/2029	360,000	361,040
		2,309,900
HONG KONG — 0.0% *
Seaspan Corp. 5.50%, 8/1/2029 (a)	325,000	308,087
INDIA — 0.3%
Adani Electricity Mumbai Ltd.:
3.87%, 7/22/2031	800,000	683,425
3.95%, 2/12/2030	849,000	759,798
Adani International Container Terminal Pvt Ltd. 3.00%, 2/16/2031	1,040,000	914,964
Adani Ports & Special Economic Zone Ltd.:
3.10%, 2/2/2031	200,000	169,184
4.20%, 8/4/2027	700,000	676,333
4.38%, 7/3/2029	400,000	375,616
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharashtra 4.63%, 10/15/2039	501,000	404,002
Adani Transmission Step-One Ltd.:
4.00%, 8/3/2026	600,000	591,662
4.25%, 5/21/2036	903,500	768,231
BPRL International Singapore Pte. Ltd. Series EMTN, 4.38%, 1/18/2027	1,200,000	1,194,188
JSW Hydro Energy Ltd. 4.13%, 5/18/2031 (a)	1,207,000	1,105,044
JSW Infrastructure Ltd. 4.95%, 1/21/2029	900,000	878,085
ONGC Videsh Vankorneft Pte. Ltd. 3.75%, 7/27/2026	400,000	396,388
Reliance Industries Ltd. 3.67%, 11/30/2027	500,000	490,525
Wipro IT Services LLC 1.50%, 6/23/2026	400,000	388,168
		9,795,613

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
INDONESIA — 0.1%
Bank Negara Indonesia Persero Tbk. PT Series EMTN, 3.75%, 3/30/2026	$781,000	$772,155
Freeport Indonesia PT 4.76%, 4/14/2027	400,000	400,172
Pertamina Persero PT 1.40%, 2/9/2026	1,700,000	1,666,068
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.13%, 5/15/2027	600,000	594,066
		3,432,461
IRELAND — 0.1%
Avolon Holdings Funding Ltd. 5.75%, 3/1/2029 (a)	2,067,000	2,122,912
GGAM Finance Ltd. 6.88%, 4/15/2029 (a)	515,000	532,232
		2,655,144
JAMAICA — 0.0% *
Digicel Group Holdings Ltd.:
Series 2B, Zero Coupon, 12/31/2030 (a) (d)	431,335	18,838
Series 4B, Zero Coupon, 12/31/2030 (a) (d)	612,753	3,813
		22,651
JAPAN — 0.0% *
Nissan Motor Co. Ltd.:
4.35%, 9/17/2027 (a)	260,000	249,655
4.81%, 9/17/2030 (a)	275,000	250,866
		500,521
LUXEMBOURG — 0.0% *
Altice Financing SA 5.00%, 1/15/2028 (a)	240,000	180,679
ArcelorMittal SA 6.00%, 6/17/2034	649,000	680,671
INEOS Finance PLC 7.50%, 4/15/2029 (a)	325,000	325,943
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	230,000	234,586
		1,421,879
MEXICO — 0.3%
Banco Mercantil del Norte SA:
10 yr. CMT + 5.47%, 7.50%, 6/27/2029 (a) (b)	400,000	398,972
VRN, 5 yr. CMT + 4.07%, 8.38%, 5/20/2031 (a) (b)	1,100,000	1,116,522
Banco Nacional de Comercio Exterior SNC:
5.88%, 5/7/2030 (a)	400,000	405,828
5 yr. CMT + 2.00%, 2.72%, 8/11/2031 (b)	200,000	189,248
Security Description	Principal Amount	Value
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5 yr. CMT + 4.21%, 8.13%, 1/8/2039 (b)	$1,100,000	$1,142,108
VRN, 5 yr. CMT + 4.31%, 5.88%, 9/13/2034 (b)	300,000	294,315
Braskem Idesa SAPI 6.99%, 2/20/2032	600,000	417,354
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 2/15/2039 (a)	500,000	514,200
Cemex SAB de CV:
5 yr. CMT + 4.53%, 5.13%, 6/8/2026 (b)	1,900,000	1,877,979
VRN, 5 yr. CMT + 3.52%, 7.20%, 6/10/2030 (a) (b)	200,000	202,334
Cometa Energia SA de CV 6.38%, 4/24/2035	529,084	544,591
Comision Federal de Electricidad 6.45%, 1/24/2035 (a)	600,000	591,324
Credito Real SAB de CV SOFOM ER Zero Coupon, 12/31/2099	500,000	3,550
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (a)	1,292,525	1,310,259
KUO SAB De CV 5.75%, 7/7/2027	1,200,000	1,182,108
Mexarrend SAPI de CV 10.25%, 7/24/2024 (a) (e)	282,000	1,669
Mexico Generadora de Energia S de Real 5.50%, 12/6/2032	1,097,180	1,085,276
Petroleos Mexicanos 6.75%, 9/21/2047	100,000	72,341
Saavi Energia SARL 8.88%, 2/10/2035 (a)	300,000	312,096
Tierra Mojada Luxembourg II SARL 5.75%, 12/1/2040	1,183,390	1,113,499
		12,775,573
MOROCCO — 0.0% *
OCP SA:
4.50%, 10/22/2025	200,000	199,098
6.75%, 5/2/2034	1,400,000	1,450,165
		1,649,263
NETHERLANDS — 0.0% *
Trivium Packaging Finance BV 8.25%, 7/15/2030 (a)	475,000	501,975
Unigel Netherlands Holding Corp. BV 15.00%, 12/31/2044	262,805	6,415

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	$575,000	$510,664
		1,019,054
PANAMA — 0.0% *
Empresa de Transmision Electrica SA 5.13%, 5/2/2049	200,000	144,894
PARAGUAY — 0.1%
Banco Continental SAECA 2.75%, 12/10/2025	1,150,000	1,138,546
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034	1,701,840	1,346,292
Frigorifico Concepcion SA 7.70%, 7/21/2028	400,000	314,532
Rutas 2 & 7 Finance Ltd. Zero Coupon, 9/30/2036	1,648,333	1,192,041
Telefonica Celular del Paraguay SA 5.88%, 4/15/2027	300,000	299,367
		4,290,778
PERU — 0.4%
Banco de Credito del Peru SA:
5 yr. CMT + 2.45%, 3.25%, 9/30/2031 (b)	2,200,000	2,130,788
5 yr. CMT + 3.00%, 3.13%, 7/1/2030 (b)	1,000,000	1,000,000
Banco Internacional del Peru SAA Interbank:
VRN, 5 yr. CMT + 2.07%, 6.40%, 4/30/2035 (a) (b)	500,000	510,080
VRN, 5 yr. CMT + 3.71%, 4.00%, 7/8/2030 (b)	2,000,000	1,994,440
Cia de Minas Buenaventura SAA 5.50%, 7/23/2026	600,000	597,696
InRetail Consumer 3.25%, 3/22/2028	2,209,000	2,095,435
InRetail Shopping Malls 5.75%, 4/3/2028	950,000	946,789
Intercorp Financial Services, Inc. 4.13%, 10/19/2027	800,000	777,840
Lima Metro Line 2 Finance Ltd.:
4.35%, 4/5/2036	1,110,465	1,043,937
5.88%, 7/5/2034	795,319	805,102
Minsur SA 4.50%, 10/28/2031	900,000	834,741
Orazul Energy Peru SA 5.63%, 4/28/2027	400,000	394,788
Peru LNG SRL 5.38%, 3/22/2030	166,680	156,623
Security Description	Principal Amount	Value
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 8/2/2028	$200,000	$187,004
Scotiabank Peru SAA VRN, 1 yr. CMT + 2.31%, 6.10%, 10/1/2035 (a) (b) (c)	200,000	203,088
		13,678,351
SINGAPORE — 0.2%
DBS Group Holdings Ltd. Series GMTN, VRN, 5 yr. CMT + 1.10%, 1.82%, 3/10/2031 (b)	2,200,000	2,158,803
Oversea-Chinese Banking Corp. Ltd.:
VRN, 5 yr. CMT + 1.58%, 1.83%, 9/10/2030 (b)	1,700,000	1,690,752
VRN, 5 yr. CMT + 1.58%, 4.60%, 6/15/2032 (b)	900,000	901,488
United Overseas Bank Ltd.:
5 yr. CMT + 1.23%, 2.00%, 10/14/2031 (b)	800,000	774,592
Series GMTN, VRN, 5 yr. CMT + 1.52%, 1.75%, 3/16/2031 (b)	1,700,000	1,666,254
		7,191,889
SOUTH AFRICA — 0.0% *
Gold Fields Orogen Holdings BVI Ltd. 6.13%, 5/15/2029	800,000	831,868
Sasol Financing USA LLC 4.38%, 9/18/2026	200,000	195,774
		1,027,642
SPAIN — 0.0% *
CaixaBank SA SOFR + 2.26%, 6.04%, 6/15/2035 (a) (b)	929,000	972,180
Grifols SA 4.75%, 10/15/2028 (a)	820,000	786,815
		1,758,995
UNITED ARAB EMIRATES — 0.0% *
Galaxy Pipeline Assets Bidco Ltd. 2.94%, 9/30/2040	706,592	578,633
UNITED KINGDOM — 0.2%
Ardonagh Finco Ltd. 7.75%, 2/15/2031 (a)	555,000	580,019
BAT Capital Corp.:
4.54%, 8/15/2047	1,431,000	1,156,148
5.63%, 8/15/2035	1,246,000	1,266,846
Belron U.K. Finance PLC 5.75%, 10/15/2029 (a)	750,000	755,415
Macquarie Airfinance Holdings Ltd.:
5.15%, 3/17/2030 (a)	145,000	145,006

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.20%, 3/27/2028 (a)	$629,000	$636,013
6.40%, 3/26/2029 (a)	555,000	579,703
6.50%, 3/26/2031 (a)	253,000	267,793
Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 2/15/2031 (a)	900,000	803,673
		6,190,616
UNITED STATES — 8.9%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	445,000	448,987
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	335,000	347,047
AbbVie, Inc. 5.50%, 3/15/2064	1,253,000	1,215,260
Academy Ltd. 6.00%, 11/15/2027 (a)	500,000	501,150
Acrisure LLC/Acrisure Finance, Inc.:
6.00%, 8/1/2029 (a)	180,000	175,487
6.75%, 7/1/2032 (a)	580,000	588,172
Acuris Finance U.S., Inc./Acuris Finance SARL 5.00%, 5/1/2028 (a)	475,000	452,799
Acushnet Co. 7.38%, 10/15/2028 (a)	285,000	297,224
AdaptHealth LLC 5.13%, 3/1/2030 (a)	210,000	199,681
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	1,045,000	1,068,795
AEP Texas, Inc.:
5.45%, 5/15/2029	659,000	681,123
Series H, 3.45%, 1/15/2050	2,365,000	1,613,379
Aethon United BR LP/Aethon United Finance Corp. 7.50%, 10/1/2029 (a)	545,000	571,018
Agilent Technologies, Inc. 4.75%, 9/9/2034	1,294,000	1,274,085
Agree LP 5.63%, 6/15/2034	833,000	853,442
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/2031 (a)	575,000	586,592
6.75%, 10/15/2027 (a)	495,000	495,832
Allied Universal Holdco LLC 7.88%, 2/15/2031 (a)	945,000	987,903
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a)	110,000	86,691
Amentum Holdings, Inc. 7.25%, 8/1/2032 (a)	635,000	652,405
American Airlines, Inc. 8.50%, 5/15/2029 (a)	370,000	387,693
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029	290,000	265,486
Security Description	Principal Amount	Value
American Express Co. SOFR + 1.44%, 5.02%, 4/25/2031 (b)	$2,745,000	$2,803,880
American Homes 4 Rent LP 5.50%, 2/1/2034	1,670,000	1,698,357
American International Group, Inc. 5.45%, 5/7/2035	516,000	528,663
American National Group, Inc.:
5.75%, 10/1/2029	559,000	572,584
6.00%, 7/15/2035	1,665,000	1,672,243
American Tower Corp. 3.70%, 10/15/2049	437,000	319,355
Americold Realty Operating Partnership LP 5.60%, 5/15/2032	501,000	503,260
Amgen, Inc. 5.75%, 3/2/2063	1,804,000	1,753,849
Amphenol Corp. 5.38%, 11/15/2054	546,000	534,114
Amrize Finance U.S. LLC 4.95%, 4/7/2030 (a)	531,000	538,084
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	440,000	427,552
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (a)	255,000	238,111
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.25%, 4/15/2030 (a)	85,000	69,739
APA Corp. 6.10%, 2/15/2035 (a)	919,000	899,333
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	180,000	184,142
AppLovin Corp. 5.38%, 12/1/2031	587,000	597,372
Archrock Partners LP/Archrock Partners Finance Corp. 6.63%, 9/1/2032 (a)	530,000	540,250
Arcosa, Inc. 6.88%, 8/15/2032 (a)	210,000	217,650
Arizona Public Service Co. 5.70%, 8/15/2034	1,069,000	1,103,005
Arrow Electronics, Inc. 5.15%, 8/21/2029	1,285,000	1,306,048
Arsenal AIC Parent LLC 8.00%, 10/1/2030 (a)	170,000	181,484
Artera Services LLC 8.50%, 2/15/2031 (a)	65,000	54,016
Arthur J Gallagher & Co.:
4.85%, 12/15/2029	680,000	689,921
5.15%, 2/15/2035	1,513,000	1,513,847

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.63%, 4/1/2030 (a)	$300,000	$285,213
AssuredPartners, Inc. 5.63%, 1/15/2029 (a)	410,000	409,930
AT&T, Inc. 6.05%, 8/15/2056	2,515,000	2,569,399
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	670,000	659,206
Athene Global Funding 4.72%, 10/8/2029 (a)	1,405,000	1,400,940
Athene Holding Ltd. VRN, 5 yr. CMT + 2.61%, 6.63%, 10/15/2054 (b)	907,000	893,105
Atlassian Corp. 5.25%, 5/15/2029	781,000	801,681
AutoNation, Inc. 5.89%, 3/15/2035	1,028,000	1,042,228
AutoZone, Inc. 5.13%, 6/15/2030	1,224,000	1,254,857
Avery Dennison Corp. 5.75%, 3/15/2033	584,000	609,369
Aviation Capital Group LLC 5.38%, 7/15/2029 (a)	795,000	811,011
Avient Corp. 6.25%, 11/1/2031 (a)	110,000	110,870
Avnet, Inc. 6.25%, 3/15/2028	2,331,000	2,422,002
Azorra Finance Ltd.:
7.25%, 1/15/2031 (a) (c)	560,000	571,138
7.75%, 4/15/2030 (a)	310,000	322,819
Bank of America Corp.:
SOFR + 1.65%, 5.47%, 1/23/2035 (b)	898,000	922,470
SOFR + 1.70%, 5.74%, 2/12/2036 (b)	1,047,000	1,063,584
Series OO, VRN, 5 yr. CMT + 2.68%, 6.63%, 5/1/2030 (b)	616,000	636,174
Bank of New York Mellon Corp. SOFR + 1.23%, 5.06%, 7/22/2032 (b)	952,000	973,182
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	695,000	726,094
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	140,000	133,596
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	395,000	331,982
5.25%, 1/30/2030 (a)	205,000	129,154
14.00%, 10/15/2030 (a)	28,000	24,454
Beach Acquisition Bidco LLC PIK, 10.00%, 7/15/2033 (a) (c)	200,000	208,020
Berry Global, Inc. 5.80%, 6/15/2031	1,113,000	1,170,442
Security Description	Principal Amount	Value
Biogen, Inc. 5.05%, 1/15/2031	$2,466,000	$2,510,363
Black Hills Corp. 6.00%, 1/15/2035	1,169,000	1,213,352
Blackstone Holdings Finance Co. LLC 2.00%, 1/30/2032 (a)	3,121,000	2,622,982
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.25%, 7/15/2032 (a)	260,000	275,538
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	144,000	132,752
Broadcom, Inc. 3.50%, 2/15/2041 (a)	3,184,000	2,518,990
Brown & Brown, Inc. 6.25%, 6/23/2055	526,000	542,532
Buckeye Partners LP 6.88%, 7/1/2029 (a)	730,000	756,061
Builders FirstSource, Inc.:
6.38%, 3/1/2034 (a)	520,000	529,729
6.75%, 5/15/2035 (a)	645,000	664,144
Bunge Ltd. Finance Corp. 4.65%, 9/17/2034	1,435,000	1,391,448
Burlington Northern Santa Fe LLC 5.50%, 3/15/2055	1,133,000	1,121,251
CACI International, Inc. 6.38%, 6/15/2033 (a)	245,000	253,087
Cadence Design Systems, Inc. 4.70%, 9/10/2034	689,000	680,532
Caesars Entertainment, Inc. 6.00%, 10/15/2032 (a)	1,010,000	989,911
Campbell's Co. 5.40%, 3/21/2034	566,000	574,773
Cardinal Health, Inc. 4.90%, 9/15/2045	2,672,000	2,366,377
Carnival Corp.:
5.75%, 3/1/2027 (a)	345,000	347,781
5.88%, 6/15/2031 (a)	1,360,000	1,385,174
6.13%, 2/15/2033 (a)	430,000	439,555
Carvana Co.:
9.00%, 12/1/2028 (a)	180,478	185,201
9.00%, 6/1/2030 (a)	320,000	336,518
Castle U.S. Holding Corp. 10.00%, 6/30/2031 (a)	77,000	33,762
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.75%, 3/1/2030 (a)	1,220,000	1,182,497
4.75%, 2/1/2032 (a)	850,000	805,740
5.13%, 5/1/2027 (a)	640,000	637,811
Celanese U.S. Holdings LLC:
6.50%, 4/15/2030	300,000	306,924
6.75%, 4/15/2033	300,000	303,081
Centene Corp. 3.00%, 10/15/2030	2,675,000	2,390,460

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a)	$140,000	$115,875
Cheniere Energy Partners LP 4.00%, 3/1/2031	1,240,000	1,179,352
Cheniere Energy, Inc. 4.63%, 10/15/2028	2,137,000	2,133,859
Chord Energy Corp. 6.75%, 3/15/2033 (a)	960,000	982,157
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	310,000	266,076
6.00%, 1/15/2029 (a)	480,000	463,128
6.88%, 4/15/2029 (a)	200,000	159,448
Citigroup, Inc.:
SOFR + 1.46%, 4.95%, 5/7/2031 (b)	1,096,000	1,108,560
SOFR + 2.66%, 6.17%, 5/25/2034 (b)	590,000	616,019
Civitas Resources, Inc. 8.38%, 7/1/2028 (a)	235,000	240,910
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 5/15/2028 (a)	560,000	574,868
6.75%, 2/15/2030 (a)	1,345,000	1,398,585
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	205,000	193,229
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/2029 (a)	160,000	147,949
7.88%, 4/1/2030 (a)	510,000	526,371
Clearway Energy Operating LLC 4.75%, 3/15/2028 (a)	280,000	276,391
Cleveland-Cliffs, Inc. 6.88%, 11/1/2029 (a)	365,000	359,419
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	320,000	322,909
9.00%, 9/30/2029 (a)	210,000	217,724
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	630,000	645,668
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	550,000	520,487
CNX Resources Corp. 6.00%, 1/15/2029 (a)	325,000	326,232
Comerica, Inc. SOFR + 2.16%, 5.98%, 1/30/2030 (b)	585,000	599,110
Commonwealth Edison Co. 5.95%, 6/1/2055	2,521,000	2,611,252
CommScope LLC:
4.75%, 9/1/2029 (a)	118,000	115,194
9.50%, 12/15/2031 (a)	245,000	256,397
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	220,000	214,381
Security Description	Principal Amount	Value
Consolidated Communications, Inc. 5.00%, 10/1/2028 (a)	$435,000	$439,868
Consumers Energy Co. 4.50%, 1/15/2031	746,000	748,260
CoreWeave, Inc. 9.25%, 6/1/2030 (a)	275,000	281,155
Cornerstone Building Brands, Inc.:
6.13%, 1/15/2029 (a)	70,000	51,153
9.50%, 8/15/2029 (a)	330,000	304,079
Cougar JV Subsidiary LLC 8.00%, 5/15/2032 (a)	260,000	277,248
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	565,000	558,005
CSC Holdings LLC 6.50%, 2/1/2029 (a)	915,000	743,584
CSX Corp.:
3.35%, 9/15/2049	2,869,000	2,007,755
5.05%, 6/15/2035	352,000	353,792
Dana, Inc.:
4.25%, 9/1/2030	95,000	93,816
5.38%, 11/15/2027	125,000	125,085
5.63%, 6/15/2028	650,000	651,625
Dcli Bidco LLC 7.75%, 11/15/2029 (a)	680,000	688,622
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	335,000	322,749
Dell, Inc. 6.50%, 4/15/2038	582,000	621,250
Devon Energy Corp. 5.75%, 9/15/2054	585,000	527,091
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	195,000	207,501
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	1,000,000	996,580
DISH DBS Corp.:
5.13%, 6/1/2029	290,000	193,268
5.75%, 12/1/2028 (a)	605,000	524,233
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	280,000	216,768
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	625,000	604,062
DTE Energy Co. 5.85%, 6/1/2034	1,665,000	1,741,224
Duke Energy Corp.:
5.00%, 8/15/2052	388,000	340,222
5.80%, 6/15/2054	2,144,000	2,096,811
Dun & Bradstreet Corp. 5.00%, 12/15/2029 (a)	565,000	578,102
Eastern Energy Gas Holdings LLC 5.65%, 10/15/2054	1,273,000	1,218,923
EchoStar Corp. 10.75%, 11/30/2029	515,000	529,466

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
EIDP, Inc. 5.13%, 5/15/2032	$1,675,000	$1,706,657
Elevance Health, Inc. 5.13%, 2/15/2053	2,353,000	2,098,664
Ellucian Holdings, Inc. 6.50%, 12/1/2029 (a)	575,000	588,420
Embarq LLC 8.00%, 6/1/2036	165,000	75,474
EMRLD Borrower LP/Emerald Co-Issuer, Inc.:
6.63%, 12/15/2030 (a)	565,000	578,164
6.75%, 7/15/2031 (a)	270,000	279,520
Energizer Holdings, Inc. 6.50%, 12/31/2027 (a)	515,000	520,830
Entergy Arkansas LLC 5.75%, 6/1/2054	632,000	627,822
Entergy Corp. 5 yr. CMT + 2.67%, 7.13%, 12/1/2054 (b)	719,000	743,992
Entergy Louisiana LLC 4.75%, 9/15/2052	869,000	750,746
Enterprise Products Operating LLC 5.55%, 2/16/2055	1,213,000	1,169,938
Equinix, Inc.:
2.95%, 9/15/2051	2,169,000	1,330,812
3.90%, 4/15/2032	1,233,000	1,167,121
Evergy Kansas Central, Inc. 5.70%, 3/15/2053	1,289,000	1,270,026
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	340,000	343,448
Expand Energy Corp.:
4.75%, 2/1/2032	624,000	605,929
6.75%, 4/15/2029 (a)	445,000	450,589
Expedia Group, Inc. 3.80%, 2/15/2028	2,713,000	2,672,766
Extra Space Storage LP 5.40%, 2/1/2034	1,139,000	1,155,766
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75%, 1/15/2030 (a)	150,000	138,531
First Industrial LP 5.25%, 1/15/2031	1,621,000	1,640,079
Fiserv, Inc. 5.45%, 3/15/2034	1,029,000	1,052,235
Florida Gas Transmission Co. LLC 5.75%, 7/15/2035 (a)	521,000	533,316
Flowers Foods, Inc. 5.75%, 3/15/2035	1,206,000	1,235,004
Fortress Transportation & Infrastructure Investors LLC 5.88%, 4/15/2033 (a)	335,000	330,628
Security Description	Principal Amount	Value
Freedom Mortgage Holdings LLC 8.38%, 4/1/2032 (a)	$385,000	$388,530
Freeport-McMoRan, Inc.:
4.38%, 8/1/2028	400,000	397,820
5.25%, 9/1/2029	300,000	304,902
Frontier Communications Holdings LLC:
5.88%, 10/15/2027 (a)	125,000	125,049
5.88%, 11/1/2029	480,000	485,309
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	255,000	247,169
Gates Corp. 6.88%, 7/1/2029 (a)	345,000	358,203
GATX Corp. 5.50%, 6/15/2035	721,000	729,335
GCC SAB de CV 3.61%, 4/20/2032	300,000	263,001
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	1,005,000	1,026,839
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/1/2029 (a)	400,000	415,144
Genuine Parts Co. 4.95%, 8/15/2029	1,148,000	1,165,955
Goat Holdco LLC 6.75%, 2/1/2032 (a)	655,000	666,823
Goldman Sachs Group, Inc. SOFR + 1.55%, 5.33%, 7/23/2035 (b)	1,208,000	1,222,351
Goodyear Tire & Rubber Co. 5.25%, 7/15/2031	250,000	239,828
GrafTech Finance, Inc. 4.63%, 12/23/2029 (a)	185,000	126,832
Gray Media, Inc. 10.50%, 7/15/2029 (a)	920,000	988,586
Griffon Corp. 5.75%, 3/1/2028	950,000	949,031
Group 1 Automotive, Inc.:
4.00%, 8/15/2028 (a)	665,000	642,669
6.38%, 1/15/2030 (a)	350,000	360,213
Guardian Life Global Funding 4.80%, 4/28/2030 (a)	1,104,000	1,123,574
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	545,000	559,072
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	485,000	512,301
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 4.63%, 5/1/2028 (a)	375,000	354,926
Herc Holdings, Inc. 7.00%, 6/15/2030 (a)	365,000	382,155
Hess Midstream Operations LP:
5.13%, 6/15/2028 (a)	365,000	362,346

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.50%, 10/15/2030 (a)	$716,000	$718,907
5.88%, 3/1/2028 (a)	634,000	643,409
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	2,820,000	2,736,133
Hexcel Corp. 5.88%, 2/26/2035	721,000	733,711
Hightower Holding LLC 6.75%, 4/15/2029 (a)	315,000	313,948
Hilcorp Energy I LP/Hilcorp Finance Co. 7.25%, 2/15/2035 (a)	295,000	288,929
HUB International Ltd. 7.25%, 6/15/2030 (a)	450,000	470,345
Huntington Bancshares, Inc.:
SOFR + 1.28%, 5.27%, 1/15/2031 (b)	687,000	703,667
SOFR + 1.87%, 5.71%, 2/2/2035 (b)	596,000	608,951
Hyundai Capital America 5.30%, 1/8/2029 (a)	2,043,000	2,076,485
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25%, 5/15/2027	345,000	334,357
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	460,000	462,015
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	790,000	788,625
IQVIA, Inc.:
6.25%, 2/1/2029	768,000	802,529
6.25%, 6/1/2032 (a)	475,000	487,483
Iron Mountain, Inc.:
6.25%, 1/15/2033 (a)	115,000	118,225
7.00%, 2/15/2029 (a)	470,000	486,154
Jacobs Engineering Group, Inc. 5.90%, 3/1/2033	2,154,000	2,241,022
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 3.75%, 12/1/2031	1,901,000	1,769,128
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a)	240,000	233,635
JPMorgan Chase & Co.:
SOFR + 1.01%, 5.14%, 1/24/2031 (b)	1,040,000	1,066,884
SOFR + 1.44%, 5.10%, 4/22/2031 (b)	1,224,000	1,254,306
SOFR + 1.46%, 5.29%, 7/22/2035 (b)	2,229,000	2,269,256
Keurig Dr. Pepper, Inc. Series 10, 5.20%, 3/15/2031	1,036,000	1,069,276
Kinder Morgan Energy Partners LP Series MTN, 6.95%, 1/15/2038	1,731,000	1,918,952
Security Description	Principal Amount	Value
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	$586,000	$591,180
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	560,000	579,706
Kroger Co. 5.65%, 9/15/2064	1,253,000	1,187,318
Kyndryl Holdings, Inc. 4.10%, 10/15/2041	2,326,000	1,849,612
Laboratory Corp. of America Holdings 4.80%, 10/1/2034	2,821,000	2,762,662
Level 3 Financing, Inc.:
4.50%, 4/1/2030 (a)	430,000	389,202
6.88%, 6/30/2033 (a)	695,000	707,128
LFS Topco LLC:
5.88%, 10/15/2026 (a)	345,000	345,538
8.75%, 7/15/2030 (a) (c)	190,000	186,759
Life Time, Inc. 6.00%, 11/15/2031 (a)	780,000	793,307
LifePoint Health, Inc. 10.00%, 6/1/2032 (a)	440,000	453,530
Light & Wonder International, Inc. 7.25%, 11/15/2029 (a)	505,000	520,170
Lightning Power LLC 7.25%, 8/15/2032 (a)	315,000	331,528
Lineage OP LP 5.25%, 7/15/2030 (a)	1,244,000	1,251,700
Live Nation Entertainment, Inc. 6.50%, 5/15/2027 (a)	290,000	294,379
Lowe's Cos., Inc. 5.63%, 4/15/2053	622,000	598,513
M/I Homes, Inc. 4.95%, 2/1/2028	365,000	362,624
Madison IAQ LLC 5.88%, 6/30/2029 (a)	990,000	972,823
Marriott International, Inc. 5.35%, 3/15/2035	2,297,000	2,315,927
Mars, Inc. 5.70%, 5/1/2055 (a)	1,257,000	1,253,845
Marvell Technology, Inc. 5.95%, 9/15/2033	2,277,000	2,403,510
Massachusetts Mutual Life Insurance Co. 3.38%, 4/15/2050 (a)	2,551,000	1,733,073
MasTec, Inc. 5.90%, 6/15/2029	1,199,000	1,241,816
Matador Resources Co. 6.50%, 4/15/2032 (a)	400,000	399,980
Match Group Holdings II LLC 5.00%, 12/15/2027 (a)	775,000	770,071
Mativ Holdings, Inc. 8.00%, 10/1/2029 (a)	150,000	135,957
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a)	215,000	211,345

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
McAfee Corp. 7.38%, 2/15/2030 (a)	$150,000	$141,602
McDonald's Corp. 5.45%, 8/14/2053	1,208,000	1,160,356
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	265,000	265,996
7.38%, 9/1/2031 (a)	105,000	109,527
Medline Borrower LP 5.25%, 10/1/2029 (a)	1,095,000	1,086,568
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 4/1/2029 (a)	160,000	164,267
Meritage Homes Corp. 5.65%, 3/15/2035	714,000	716,506
Meta Platforms, Inc. 5.60%, 5/15/2053	2,099,000	2,098,055
MetLife, Inc. Series G, VRN, 5 yr. CMT + 2.08%, 6.35%, 3/15/2055 (b)	1,037,000	1,064,646
Michaels Cos., Inc. 5.25%, 5/1/2028 (a)	285,000	228,972
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	445,000	428,620
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/2032 (a)	510,000	523,296
Molex Electronic Technologies LLC 5.25%, 4/30/2032 (a)	1,235,000	1,252,846
Morgan Stanley:
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (b)	1,187,000	1,218,598
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (b)	602,000	619,157
Motorola Solutions, Inc. 5.20%, 8/15/2032	1,030,000	1,047,397
Nabors Industries, Inc. 9.13%, 1/31/2030 (a)	375,000	359,018
National Fuel Gas Co. 5.95%, 3/15/2035	516,000	527,677
Navient Corp.:
5.00%, 3/15/2027	205,000	203,881
7.88%, 6/15/2032	200,000	208,072
NCL Corp. Ltd.:
5.88%, 3/15/2026 (a)	62,000	62,088
6.25%, 3/1/2030 (a)	1,130,000	1,139,164
6.75%, 2/1/2032 (a)	230,000	234,957
NetApp, Inc. 5.50%, 3/17/2032	589,000	607,518
Netflix, Inc.:
5.38%, 11/15/2029 (a)	950,000	992,360
5.40%, 8/15/2054	794,000	783,067
Security Description	Principal Amount	Value
Newmont Corp./Newcrest Finance Pty. Ltd. 5.35%, 3/15/2034	$1,224,000	$1,256,326
NextEra Energy Capital Holdings, Inc.:
5.30%, 3/15/2032	1,206,000	1,242,301
5 yr. CMT + 2.46%, 6.75%, 6/15/2054 (b)	673,000	699,139
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.13%, 2/15/2029 (a)	210,000	212,094
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	1,320,000	1,174,589
Niagara Mohawk Power Corp. 4.65%, 10/3/2030 (a) (c)	824,000	824,000
NiSource, Inc.:
5.35%, 4/1/2034	1,036,000	1,054,203
5.85%, 4/1/2055	1,036,000	1,026,365
5 yr. CMT + 2.45%, 6.95%, 11/30/2054 (b)	571,000	595,062
Norfolk Southern Corp. 5.10%, 5/1/2035	535,000	537,552
Northrop Grumman Corp. 5.20%, 6/1/2054	2,094,000	1,949,284
Novelis Corp. 6.88%, 1/30/2030 (a)	230,000	237,815
NRG Energy, Inc. 6.00%, 2/1/2033 (a)	330,000	333,313
NuStar Logistics LP 6.00%, 6/1/2026	550,000	552,167
Olin Corp. 6.63%, 4/1/2033 (a)	230,000	226,608
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	715,000	616,680
4.75%, 1/15/2028	601,000	604,119
OneMain Finance Corp.:
7.13%, 3/15/2026	113,000	114,653
7.13%, 9/15/2032	245,000	253,619
7.50%, 5/15/2031	630,000	658,281
ONEOK, Inc. 5.38%, 6/1/2029	596,000	608,671
Oracle Corp.:
3.80%, 11/15/2037	514,000	439,655
5.38%, 9/27/2054	1,295,000	1,182,193
O'Reilly Automotive, Inc.:
5.00%, 8/19/2034	667,000	662,491
5.75%, 11/20/2026	553,000	563,070
Outfront Media Capital LLC/Outfront Media Capital Corp. 7.38%, 2/15/2031 (a)	415,000	439,493
Owens Corning 5.70%, 6/15/2034	1,123,000	1,166,146
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	405,000	420,848

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.00%, 2/1/2030 (a)	$720,000	$740,189
Paychex, Inc. 5.35%, 4/15/2032	2,454,000	2,519,129
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/2028	120,000	114,764
Penn Entertainment, Inc. 4.13%, 7/1/2029 (a)	210,000	194,630
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	310,000	297,510
6.88%, 5/15/2032 (a)	245,000	250,750
7.88%, 12/15/2029 (a)	340,000	361,461
Penske Truck Leasing Co. LP/PTL Finance Corp. 5.25%, 2/1/2030 (a)	2,443,000	2,500,557
Performance Food Group, Inc. 6.13%, 9/15/2032 (a)	1,175,000	1,202,871
Permian Resources Operating LLC:
6.25%, 2/1/2033 (a)	948,000	956,703
7.00%, 1/15/2032 (a)	560,000	580,468
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 2/15/2029 (a)	1,000,000	973,910
Philip Morris International, Inc.:
5.25%, 2/13/2034	1,137,000	1,159,308
5.38%, 2/15/2033	1,211,000	1,250,733
Phillips Edison Grocery Center Operating Partnership I LP 5.75%, 7/15/2034	1,240,000	1,273,691
Pike Corp.:
5.50%, 9/1/2028 (a)	560,000	559,255
8.63%, 1/31/2031 (a)	285,000	310,191
Post Holdings, Inc. 6.38%, 3/1/2033 (a)	535,000	540,029
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.63%, 9/1/2029 (a)	160,000	91,232
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 1/15/2028 (a)	220,000	220,504
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	1,160,000	1,168,642
Prudential Financial, Inc. 5.20%, 3/14/2035	776,000	783,675
PSEG Power LLC 5.20%, 5/15/2030 (a)	854,000	871,994
Qorvo, Inc. 3.38%, 4/1/2031 (a)	832,000	750,264
Security Description	Principal Amount	Value
Quanta Services, Inc. 5.25%, 8/9/2034	$2,435,000	$2,464,342
Quest Diagnostics, Inc. 5.00%, 12/15/2034	1,166,000	1,160,496
Quikrete Holdings, Inc. 6.75%, 3/1/2033 (a)	525,000	541,553
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	960,000	991,133
Radiology Partners, Inc.:
8.50%, 7/15/2032 (a)	655,000	656,637
9.78%, 2/15/2030 (a)	209,372	206,447
Realty Income Corp. 5.13%, 4/15/2035	724,000	724,963
Regal Rexnord Corp. 6.05%, 4/15/2028	1,217,000	1,252,804
Republic Services, Inc. 5.15%, 3/15/2035	2,475,000	2,522,074
Rfna LP 7.88%, 2/15/2030 (a)	795,000	813,468
RHP Hotel Properties LP/RHP Finance Corp. 6.50%, 6/15/2033 (a)	585,000	602,293
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.63%, 2/1/2033 (a)	920,000	921,895
Rocket Cos., Inc.:
6.13%, 8/1/2030 (a)	350,000	356,675
6.38%, 8/1/2033 (a)	350,000	358,190
Rollins, Inc. 5.25%, 2/24/2035	499,000	500,677
Royal Caribbean Cruises Ltd.:
5.38%, 7/15/2027 (a)	1,419,000	1,427,755
5.50%, 8/31/2026 (a)	420,000	421,462
5.63%, 9/30/2031 (a)	220,000	221,360
6.25%, 3/15/2032 (a)	335,000	344,353
Royalty Pharma PLC 5.40%, 9/2/2034	1,242,000	1,258,320
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (a)	69,000	70,642
10.75%, 11/15/2029 (a)	247,000	253,923
Santander Holdings USA, Inc. SOFR + 1.61%, 5.47%, 3/20/2029 (b)	785,000	797,850
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	260,000	250,466
Sealed Air Corp./Sealed Air Corp. U.S. 7.25%, 2/15/2031 (a)	500,000	525,990
Select Medical Corp. 6.25%, 12/1/2032 (a)	450,000	452,718
Service Properties Trust:
5.50%, 12/15/2027	115,000	113,775
8.88%, 6/15/2032	255,000	261,954

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Sirius XM Radio LLC 5.50%, 7/1/2029 (a)	$1,025,000	$1,017,179
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88%, 11/1/2028 (a)	280,000	293,118
Six Flags Entertainment Corp. 7.25%, 5/15/2031 (a)	945,000	970,987
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp. 5.25%, 7/15/2029	275,000	269,349
SM Energy Co. 7.00%, 8/1/2032 (a)	410,000	404,473
Solventum Corp. 5.40%, 3/1/2029	1,133,000	1,166,865
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	320,000	310,282
Sonoco Products Co. 4.60%, 9/1/2029	590,000	588,643
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	290,000	301,362
Southern Co. Series 2025, VRN, 5 yr. CMT + 2.07%, 6.38%, 3/15/2055 (b)	400,000	412,052
Spirit AeroSystems, Inc. 9.75%, 11/15/2030 (a)	195,000	215,340
Standard Building Solutions, Inc. 6.50%, 8/15/2032 (a)	2,150,000	2,201,019
Staples, Inc. 10.75%, 9/1/2029 (a)	375,000	356,171
Star Leasing Co. LLC 7.63%, 2/15/2030 (a)	340,000	337,069
Starwood Property Trust, Inc.:
6.00%, 4/15/2030 (a)	355,000	359,278
7.25%, 4/1/2029 (a)	330,000	347,421
Starz Capital Holdings LLC 5.50%, 4/15/2029 (a)	70,000	58,204
Station Casinos LLC 6.63%, 3/15/2032 (a)	770,000	787,533
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	300,000	283,770
Sun Communities Operating LP 2.70%, 7/15/2031	1,344,000	1,190,596
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	470,000	437,767
Sunoco LP/Sunoco Finance Corp. 6.00%, 4/15/2027	170,000	170,044
SWF Holdings I Corp. 6.50%, 10/1/2029 (a)	95,000	37,334
Security Description	Principal Amount	Value
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 7.38%, 2/15/2029 (a)	$595,000	$611,380
Targa Resources Corp. 5.50%, 2/15/2035	445,000	446,767
Tenet Healthcare Corp.:
6.13%, 10/1/2028	230,000	230,288
6.13%, 6/15/2030	565,000	574,808
6.25%, 2/1/2027	245,000	244,961
T-Mobile USA, Inc. 5.50%, 1/15/2055	3,108,000	2,947,379
Trans-Allegheny Interstate Line Co. 5.00%, 1/15/2031 (a)	2,448,000	2,490,571
TransDigm, Inc.:
6.38%, 5/31/2033 (a)	660,000	663,089
6.88%, 12/15/2030 (a)	565,000	586,233
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	246,750	247,162
Transocean, Inc. 8.00%, 2/1/2027 (a)	205,000	201,896
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	650,000	691,938
Truist Financial Corp.:
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (b)	1,144,000	1,165,072
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (b)	520,000	562,583
U.S. Foods, Inc. 5.75%, 4/15/2033 (a)	770,000	770,924
Uber Technologies, Inc. 4.80%, 9/15/2034	2,402,000	2,364,721
UKG, Inc. 6.88%, 2/1/2031 (a)	280,000	290,573
United Airlines, Inc. 4.63%, 4/15/2029 (a)	560,000	543,732
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	1,920,000	1,896,595
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
8.63%, 6/15/2032 (a)	290,000	293,031
10.50%, 2/15/2028 (a)	220,000	233,099
Univision Communications, Inc.:
4.50%, 5/1/2029 (a)	325,000	295,734
8.50%, 7/31/2031 (a)	125,000	125,158
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	160,000	158,304
Vail Resorts, Inc.:
5.63%, 7/15/2030 (a) (c)	745,000	745,000
6.50%, 5/15/2032 (a)	205,000	212,060
Venture Global LNG, Inc.:
8.13%, 6/1/2028 (a)	375,000	387,293
8.38%, 6/1/2031 (a)	245,000	254,540
9.88%, 2/1/2032 (a)	175,000	188,986

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Venture Global Plaquemines LNG LLC:
6.50%, 1/15/2034	$410,000	$410,000
7.50%, 5/1/2033 (a)	120,000	128,555
Veralto Corp. 5.35%, 9/18/2028	1,131,000	1,165,857
VeriSign, Inc. 5.25%, 6/1/2032	1,525,000	1,553,594
Verisk Analytics, Inc. 5.25%, 6/5/2034	1,204,000	1,228,309
Veritiv Operating Co. 10.50%, 11/30/2030 (a)	245,000	265,357
VICI Properties LP/VICI Note Co., Inc. 4.63%, 12/1/2029 (a)	2,490,000	2,441,868
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (a)	640,000	670,278
Viking Cruises Ltd.:
5.88%, 9/15/2027 (a)	875,000	874,527
9.13%, 7/15/2031 (a)	510,000	549,637
Virginia Electric & Power Co. 5.55%, 8/15/2054	553,000	534,723
Vistra Operations Co. LLC:
6.88%, 4/15/2032 (a)	305,000	318,893
7.75%, 10/15/2031 (a)	325,000	345,313
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	320,000	273,286
Vortex Opco LLC 3 mo. USD Term SOFR + 6.25%, 10.54%, 4/30/2030 (a) (b)	12,960	12,875
Voyager Parent LLC 9.25%, 7/1/2032 (a)	425,000	442,961
VT Topco, Inc. 8.50%, 8/15/2030 (a)	610,000	647,875
Walgreens Boots Alliance, Inc. 4.80%, 11/18/2044	100,000	95,601
Walker & Dunlop, Inc. 6.63%, 4/1/2033 (a)	405,000	417,316
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	870,000	914,596
Waste Connections, Inc. 5.25%, 9/1/2035	1,032,000	1,054,611
Watco Cos. LLC/Watco Finance Corp. 7.13%, 8/1/2032 (a)	530,000	553,341
Wayfair LLC 7.25%, 10/31/2029 (a)	275,000	275,960
Weatherford International Ltd. 8.63%, 4/30/2030 (a)	205,000	211,195
Wells Fargo & Co. SOFR + 1.50%, 5.15%, 4/23/2031 (b)	2,532,000	2,593,528
WESCO Distribution, Inc. 6.38%, 3/15/2033 (a)	210,000	217,001
Security Description	Principal Amount	Value
Westinghouse Air Brake Technologies Corp. 4.90%, 5/29/2030	$2,476,000	$2,509,154
Whirlpool Corp. 6.50%, 6/15/2033	350,000	351,096
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/1/2031 (a)	350,000	366,569
Workday, Inc. 3.80%, 4/1/2032	620,000	582,794
WR Grace Holdings LLC 5.63%, 8/15/2029 (a)	360,000	325,901
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	585,000	572,411
XHR LP:
4.88%, 6/1/2029 (a)	1,125,000	1,090,339
6.63%, 5/15/2030 (a)	2,395,000	2,444,145
XPO, Inc. 7.13%, 6/1/2031 (a)	680,000	709,512
Zimmer Biomet Holdings, Inc. 5.20%, 9/15/2034	1,146,000	1,149,174
		340,275,686
VIETNAM — 0.0% *
Mong Duong Finance Holdings BV 5.13%, 5/7/2029	745,361	726,332
TOTAL CORPORATE BONDS & NOTES (Cost $460,331,978)		461,864,092
ASSET-BACKED SECURITIES — 11.4%
AASET Ltd. Series 2024-2A, Class A, ABS, 5.93%, 9/16/2049 (a)	3,319,341	3,380,803
AASET Trust Series 2024-1A, Class B, 6.90%, 5/16/2049 (a)	492,938	498,736
ACE Securities Corp. Home Equity Loan Trust:
Series 2006-FM1, Class A2C, ABS, 1 mo. USD Term SOFR + 0.41%, 4.73%, 7/25/2036 (b)	8,194,013	1,985,914
Series 2007-WM2, Class A2C, ABS, 1 mo. USD Term SOFR + 0.67%, 4.99%, 2/25/2037 (b)	2,569,308	1,039,899
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class B, 1 mo. USD Term SOFR + 2.01%, 6.33%, 12/18/2037 (a) (b)	2,520,128	2,496,381

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Affirm Asset Securitization Trust:
Series 2023-B, Class A, 6.82%, 9/15/2028 (a)	$5,250,000	$5,270,248
Series 2025-X1, Class B, ABS, 5.19%, 4/15/2030 (a)	3,500,000	3,507,271
Aligned Data Centers Issuer LLC Series 2023-1A, Class A2, 6.00%, 8/17/2048 (a)	4,000,000	4,042,481
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-FR1, Class M5, 3.73%, 5/25/2034 (f)	4,804,032	3,550,187
AMSR Trust:
Series 2021-SFR2, Class E1, ABS, 2.48%, 8/17/2038 (a)	3,000,000	2,892,258
Series 2021-SFR2, Class F1, ABS, 3.28%, 8/17/2038 (a)	3,000,000	2,907,403
Series 2021-SFR2, Class F2, ABS, 3.67%, 8/17/2038 (a)	2,000,000	1,942,643
Series 2023-SFR1, Class B, 4.00%, 4/17/2040 (a)	12,000,000	11,697,004
Series 2023-SFR2, Class A, 3.95%, 6/17/2040 (a)	6,800,000	6,650,772
Anchorage Capital CLO 19 Ltd. Series 2021-19A, Class A, ABS, 3 mo. USD Term SOFR + 1.47%, 5.73%, 10/15/2034 (a) (b)	2,000,000	1,998,800
Anthelion CLO Ltd. Series 2025-1A, Class A1, 3 mo. USD Term SOFR - 1.50%, 0.00%, 7/20/2036 (a) (b) (c)	4,000,000	3,990,000
Apidos CLO XLI Ltd. Series 2022-41A, Class D1R, 3 mo. USD Term SOFR + 3.00%, 7.27%, 10/20/2037 (a) (b)	1,000,000	994,600
Arbor Realty Commercial Real Estate Notes Ltd.:
Series 2021-FL4, Class A, 1 mo. USD Term SOFR + 1.46%, 5.78%, 11/15/2036 (a) (b)	1,865,857	1,864,891
Series 2022-FL1, Class A, 30 day USD SOFR Average + 1.45%, 5.75%, 1/15/2037 (a) (b)	1,031,815	1,031,703
Security Description	Principal Amount	Value
Argent Securities Trust Series 2006-M1, Class A2B, ABS, 1 mo. USD Term SOFR + 0.29%, 4.61%, 7/25/2036 (b)	$16,870,091	$4,270,523
AutoNation Finance Trust Series 2025-1A, Class C, ABS, 5.19%, 12/10/2030 (a)	3,250,000	3,302,080
Avant Loans Funding Trust Series 2024-REV1, Class A, 5.92%, 10/15/2033 (a)	3,000,000	3,034,123
Bain Capital Credit CLO Ltd.:
Series 2023-3A, Class C, 3 mo. USD Term SOFR + 3.25%, 7.53%, 7/24/2036 (a) (b)	2,000,000	2,000,118
Series 2024-4A, Class D1, 3 mo. USD Term SOFR + 3.10%, 7.38%, 10/23/2037 (a) (b)	500,000	498,700
Battalion CLO XXI Ltd. Series 2021-21A, Class B, 3 mo. USD Term SOFR + 2.01%, 6.27%, 7/15/2034 (a) (b)	500,000	499,550
BDS LLC Series 2024-FL13, Class A, 1 mo. USD Term SOFR + 1.58%, 5.89%, 9/19/2039 (a) (b)	1,900,000	1,904,680
Benefit Street Partners CLO IX Ltd. Series 2016-9A, Class D1R2, ABS, 3 mo. USD Term SOFR + 3.10%, 7.37%, 10/20/2037 (a) (b)	1,000,000	996,211
Benefit Street Partners CLO XXXVII Ltd. Series 2024-37A, Class D1, ABS, 3 mo. USD Term SOFR + 2.85%, 7.20%, 1/25/2038 (a) (b)	1,000,000	991,939
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A, Class B, ABS, 3.45%, 7/15/2046 (a)	3,350,194	3,141,759
BlueMountain CLO XXIII Ltd. Series 2018-23A, Class D1R, 3 mo. USD Term SOFR + 3.85%, 8.12%, 7/20/2037 (a) (b)	1,000,000	1,001,739
BNC Mortgage Loan Trust Series 2006-1, Class A1, ABS, 1 mo. USD Term SOFR + 0.47%, 4.20%, 10/25/2036 (b)	14,913,330	10,268,607
Brant Point CLO Ltd.:
Series 2023-1A, Class B, 3 mo. USD Term SOFR + 2.85%, 7.13%, 7/26/2036 (a) (b)	1,000,000	999,900

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series 2023-1A, Class C, 3 mo. USD Term SOFR + 3.40%, 7.68%, 7/26/2036 (a) (b)	$500,000	$502,100
Series 2024-5A, Class D1, ABS, 3 mo. USD Term SOFR + 3.10%, 7.37%, 10/20/2037 (a) (b)	500,000	497,600
Bridge Street CLO II Ltd. Series 2021-1A, Class A1A, ABS, 3 mo. USD Term SOFR + 1.49%, 5.76%, 7/20/2034 (a) (b)	2,100,000	2,099,370
Business Jet Securities LLC Series 2024-2A, Class B, ABS, 5.75%, 9/15/2039 (a)	2,655,753	2,629,668
Canyon Capital CLO Ltd.:
Series 2017-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.26%, 7.52%, 7/15/2030 (a) (b)	1,000,000	1,001,104
Series 2021-1A, Class D, ABS, 3 mo. USD Term SOFR + 3.36%, 7.62%, 4/15/2034 (a) (b)	2,000,000	2,005,202
Canyon CLO Ltd. Series 2020-1A, Class DR2, ABS, 3 mo. USD Term SOFR + 3.10%, 7.36%, 7/15/2034 (a) (b)	1,000,000	1,000,173
Carlyle Global Market Strategies CLO Ltd. Series 2016-3A, Class DRRR, ABS, 3 mo. USD Term SOFR + 2.85%, 7.12%, 7/20/2034 (a) (b)	1,000,000	993,235
Carlyle U.S. CLO Ltd.:
Series 2022-5A, Class D1R, 3 mo. USD Term SOFR + 3.15%, 7.41%, 10/15/2037 (a) (b)	500,000	502,413
Series 2023-3A, Class B, 3 mo. USD Term SOFR + 2.60%, 6.86%, 10/15/2036 (a) (b)	3,000,000	3,006,228
Series 2023-3A, Class C, 3 mo. USD Term SOFR + 3.00%, 7.26%, 10/15/2036 (a) (b)	2,000,000	2,003,220
Series 2024-5A, Class D1, ABS, 3 mo. USD Term SOFR + 3.00%, 7.28%, 10/25/2036 (a) (b)	1,000,000	996,000
Carvana Auto Receivables Trust Series 2025-P2, Class B, ABS, 5.11%, 7/10/2031	1,200,000	1,214,697
Security Description	Principal Amount	Value
Catamaran CLO Ltd. Series 2018-1A, Class C, 3 mo. USD Term SOFR + 2.76%, 7.04%, 10/25/2031 (a) (b)	$1,000,000	$1,005,641
Cathedral Lake VIII Ltd. Series 2021-8A, Class C, 3 mo. USD Term SOFR + 2.88%, 7.15%, 1/20/2035 (a) (b)	2,550,000	2,545,155
CBAM Ltd. Series 2017-1A, Class AR2, ABS, 3 mo. USD Term SOFR + 1.39%, 5.66%, 1/20/2038 (a) (b)	700,000	702,170
Cedar Funding XIX CLO Ltd. Series 2024-19A, Class D1, ABS, 3 mo. USD Term SOFR + 3.00%, 7.24%, 1/23/2038 (a) (b)	1,000,000	999,450
Chase Auto Owner Trust Series 2024-5A, Class A4, ABS, 4.15%, 3/25/2030 (a)	5,250,000	5,240,292
CIFC Funding Ltd.:
Series 2013-1A, Class CR, ABS, 3 mo. USD Term SOFR + 3.81%, 8.07%, 7/16/2030 (a) (b)	1,000,000	996,800
Series 2018-2A, Class D1R, 3 mo. USD Term SOFR + 3.05%, 7.32%, 10/20/2037 (a) (b)	1,000,000	1,001,511
Series 2021-5A, Class D1R, ABS, 3 mo. USD Term SOFR + 2.75%, 7.01%, 1/15/2038 (a) (b)	1,000,000	1,000,245
Series 2021-6A, Class B, 3 mo. USD Term SOFR + 1.91%, 6.17%, 10/15/2034 (a) (b)	1,000,000	999,100
Series 2022-3A, Class B, 3 mo. USD Term SOFR + 2.00%, 6.27%, 4/21/2035 (a) (b)	2,000,000	1,998,400
Cloud Capital Holdco LP Series 2024-2A, Class A2, ABS, 5.92%, 11/22/2049 (a)	2,000,000	2,031,785
Clover CLO LLC:
Series 2018-1A, Class A1RR, 3 mo. USD Term SOFR + 1.53%, 5.80%, 4/20/2037 (a) (b)	500,000	501,250
Series 2021-3A, Class DR, ABS, 3 mo. USD Term SOFR + 2.55%, 6.83%, 1/25/2035 (a) (b)	1,000,000	1,001,259
Cologix Data Centers U.S. Issuer LLC Series 2021-1A, Class A2, 3.30%, 12/26/2051 (a)	3,250,000	3,145,903

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Compass Datacenters Issuer II LLC:
Series 2024-1A, Class A2, 5.75%, 2/25/2049 (a)	$3,000,000	$3,021,437
Series 2024-2A, Class B2, 6.00%, 8/25/2049 (a)	250,000	251,763
Compass Datacenters Issuer III LLC Series 2025-2A, Class A2, ABS, 5.84%, 2/25/2050 (a)	2,750,000	2,773,864
CyrusOne Data Centers Issuer I LLC:
Series 2023-1A, Class A2, 4.30%, 4/20/2048 (a)	1,000,000	976,636
Series 2024-2A, Class A2, 4.50%, 5/20/2049 (a)	2,250,000	2,191,285
DataBank Issuer LLC Series 2023-1A, Class A2, 5.12%, 2/25/2053 (a)	4,000,000	3,985,120
Dryden 37 Senior Loan Fund Series 2015-37A, Class BR, 3 mo. USD Term SOFR + 1.66%, 5.92%, 1/15/2031 (a) (b)	1,626,877	1,625,250
Dryden 68 CLO Ltd. Series 2019-68A, Class DR, ABS, 3 mo. USD Term SOFR + 3.61%, 7.87%, 7/15/2035 (a) (b)	1,500,000	1,495,922
Elmwood CLO XII Ltd. Series 2021-5A, Class D1R, ABS, 3 mo. USD Term SOFR + 3.10%, 7.36%, 10/15/2037 (a) (b)	1,000,000	998,622
Empower CLO Ltd. Series 2022-1A, Class D1R, ABS, 3 mo. USD Term SOFR + 3.00%, 7.27%, 10/20/2037 (a) (b)	1,000,000	994,866
Exeter Automobile Receivables Trust:
Series 2021-1A, Class D, ABS, 1.08%, 11/16/2026	20,742	20,709
Series 2021-1A, Class E, ABS, 2.21%, 2/15/2028 (a)	1,500,000	1,487,411
Fillmore Park CLO Ltd. Series 2018-1A, Class D, 3 mo. USD Term SOFR + 3.16%, 7.42%, 7/15/2030 (a) (b)	1,000,000	996,500
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1, ABS, 1 mo. USD Term SOFR + 0.39%, 4.71%, 3/25/2037 (b)	8,167,143	4,260,137
Security Description	Principal Amount	Value
FirstKey Homes Trust:
Series 2020-SFR2, Class D, ABS, 1.97%, 10/19/2037 (a)	$2,000,000	$1,972,446
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (a)	2,000,000	1,977,609
FMC GMSR Issuer Trust:
Series 2020-GT1, Class A, CMO, VRN, 4.45%, 1/25/2026 (a) (b)	3,000,000	2,931,071
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (b)	2,650,000	2,520,022
FS Rialto Issuer LLC:
Series 2021-FL2, Class A, ABS, 1 mo. USD Term SOFR + 1.33%, 5.65%, 5/16/2038 (a) (b)	946,014	939,035
Series 2025-FL10, Class A, 1 mo. USD Term SOFR + 1.39%, 5.70%, 8/19/2042 (a) (b)	1,670,000	1,665,930
GAIA Aviation Ltd. Series 2019-1, Class A, 3.97%, 12/15/2044 (a) (f)	940,247	907,649
Generate CLO 13 Ltd. Series 2023-13A, Class A1, ABS, 3 mo. USD Term SOFR + 1.80%, 6.07%, 1/20/2037 (a) (b)	1,000,000	1,004,200
GLS Auto Select Receivables Trust Series 2024-4A, Class C, ABS, 4.75%, 11/15/2030 (a)	3,700,000	3,687,805
GoldenTree Loan Management U.S. CLO 15 Ltd. Series 2022-15A, Class DR, 3 mo. USD Term SOFR + 4.40%, 8.67%, 10/20/2036 (a) (b)	1,000,000	1,004,034
GoldenTree Loan Management U.S. CLO 17 Ltd. Series 2023-17A, Class AR, ABS, 3 mo. USD Term SOFR + 1.28%, 5.60%, 1/20/2039 (a) (b)	1,000,000	1,000,000
GoodLeap Sustainable Home Solutions Trust Series 2021-5CS, Class C, 3.50%, 10/20/2048 (a)	3,166,985	1,749,655
Greystone CRE Notes Ltd.:
Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.13%, 5.45%, 7/15/2039 (a) (b)	829,849	828,278
Series 2021-FL3, Class B, ABS, 1 mo. USD Term SOFR + 1.76%, 6.08%, 7/15/2039 (a) (b)	2,925,000	2,892,652

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
GSAA Home Equity Trust:
Series 2007-10, Class A2A, 6.50%, 11/25/2037	$2,091,166	$759,966
Series 2007-4, Class A3A, ABS, 1 mo. USD Term SOFR + 0.71%, 5.03%, 3/25/2037 (b)	5,335,647	2,123,762
Hardee's Funding LLC Series 2018-1A, Class A23, ABS, 5.71%, 6/20/2048 (a)	1,585,250	1,565,162
Horizon Aircraft Finance IV Ltd. Series 2024-1, Class A, ABS, 5.38%, 9/15/2049 (a)	2,406,250	2,406,337
ICG U.S. CLO I Ltd. Series 2023-1A, Class AR, ABS, 3 mo. USD Term SOFR - 1.38%, 0.00%, 7/18/2038 (a) (b) (c)	1,000,000	1,000,500
Invesco U.S. CLO Ltd.:
Series 2023-3A, Class B, 3 mo. USD Term SOFR + 2.65%, 6.91%, 7/15/2036 (a) (b)	1,000,000	999,913
Series 2023-3A, Class C, 3 mo. USD Term SOFR + 3.15%, 7.41%, 7/15/2036 (a) (b)	1,000,000	999,256
JOL Air Ltd. Series 2019-1, Class A, 3.97%, 4/15/2044 (a)	1,650,815	1,634,342
Katayma CLO I Ltd. Series 2023-1A, Class D, 3 mo. USD Term SOFR + 5.25%, 9.52%, 10/20/2036 (a) (b)	5,000,000	5,039,145
Katayma CLO II Ltd. Series 2024-2A, Class D, ABS, 3 mo. USD Term SOFR + 4.50%, 8.77%, 4/20/2037 (a) (b)	730,000	734,599
KREF Ltd. Series 2021-FL2, Class A, ABS, 1 mo. USD Term SOFR + 1.18%, 5.50%, 2/15/2039 (a) (b)	1,000,945	997,102
LCM XVIII LP Series 18A, Class CR, 3 mo. USD Term SOFR + 2.11%, 6.38%, 4/20/2031 (a) (b)	1,435,000	1,431,269
Lendbuzz Securitization Trust Series 2022-1A, Class A, 4.22%, 5/17/2027 (a)	686,507	683,658
Lewey Park CLO Ltd. Series 2024-1A, Class D1, 3 mo. USD Term SOFR + 2.95%, 7.22%, 10/21/2037 (a) (b)	1,000,000	999,525
Lodi Park CLO Ltd. Series 2024-1A, Class D1, 3 mo. USD Term SOFR + 3.00%, 7.27%, 7/21/2037 (a) (b)	500,000	498,350
Security Description	Principal Amount	Value
Madison Park Funding LXIII Ltd. Series 2023-63A, Class A1R, ABS, 3 mo. USD Term SOFR + 1.40%, 5.72%, 7/21/2038 (a) (b)	$3,000,000	$3,013,650
Magnetite XLII Ltd. Series 2024-42A, Class D1, ABS, 3 mo. USD Term SOFR + 2.80%, 7.11%, 1/25/2038 (a) (b)	500,000	502,439
Magnetite XXXI Ltd. Series 2021-31A, Class E, 3 mo. USD Term SOFR + 6.26%, 10.52%, 7/15/2034 (a) (b)	500,000	501,408
Magnetite XXXIII Ltd. Series 2022-33A, Class DR, ABS, 3 mo. USD Term SOFR + 3.00%, 7.27%, 10/20/2037 (a) (b)	1,000,000	997,287
Mariner Finance Issuance Trust Series 2024-BA, Class A, ABS, 4.91%, 11/20/2038 (a)	2,250,000	2,274,002
Merrill Lynch Mortgage Investors Trust:
Series 2006-HE4, Class A2B, 1 mo. USD Term SOFR + 0.31%, 4.63%, 7/25/2037 (b)	3,591,870	629,752
Series 2006-HE4, Class A2C, 1 mo. USD Term SOFR + 0.41%, 4.73%, 7/25/2037 (b)	4,971,349	871,088
Series 2006-WMC2, Class A1, 1 mo. USD Term SOFR + 0.59%, 4.50%, 3/25/2037 (b)	31,215,336	7,811,185
MetroNet Infrastructure Issuer LLC Series 2023-1A, Class A2, 6.56%, 4/20/2053 (a)	3,250,000	3,320,011
MF1 LLC Series 2022-FL9, Class A, 1 mo. USD Term SOFR + 2.15%, 6.47%, 6/19/2037 (a) (b)	1,651,362	1,653,542
MF1 Ltd. Series 2021-FL7, Class A, ABS, 1 mo. USD Term SOFR + 1.19%, 5.51%, 10/16/2036 (a) (b)	649,014	648,382
MF1 Trust Series 2024-FL15, Class A, 1 mo. USD Term SOFR + 1.69%, 6.00%, 8/18/2041 (a) (b)	1,750,000	1,750,222
MVW LLC:
Series 2021-1WA, Class C, ABS, 1.94%, 1/22/2041 (a)	304,227	290,901

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series 2021-1WA, Class D, ABS, 3.17%, 1/22/2041 (a)	$507,045	$485,127
Neuberger Berman Loan Advisers CLO 40 Ltd. Series 2021-40A, Class D, ABS, 3 mo. USD Term SOFR + 3.01%, 7.27%, 4/16/2033 (a) (b)	1,500,000	1,502,266
Ocean Trails CLO V Series 2014-5A, Class DRR, ABS, 3 mo. USD Term SOFR + 3.71%, 7.95%, 10/13/2031 (a) (b)	1,000,000	998,547
OCP CLO Ltd. Series 2021-21A, Class D1R, ABS, 3 mo. USD Term SOFR + 2.65%, 6.92%, 1/20/2038 (a) (b)	1,000,000	978,300
Octagon Investment Partners 27 Ltd. Series 2016-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.21%, 7.47%, 7/15/2030 (a) (b)	500,000	498,250
Octagon Investment Partners 40 Ltd. Series 2019-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.61%, 7.88%, 1/20/2035 (a) (b)	500,000	498,350
OHA Credit Funding 2 Ltd. Series 2019-2A, Class D1R2, ABS, 3 mo. USD Term SOFR + 2.70%, 6.97%, 1/21/2038 (a) (b)	1,500,000	1,492,175
Pagaya AI Debt Grantor Trust Series 2025-1, Class B, ABS, 5.63%, 7/15/2032 (a)	2,999,744	2,984,555
PMT Issuer Trust - FMSR Series 2021-FT1, Class A, ABS, 1 mo. USD Term SOFR + 3.11%, 7.43%, 3/25/2026 (a) (b)	1,300,000	1,303,888
PPM CLO Ltd. Series 2018-1A, Class D, 3 mo. USD Term SOFR + 3.51%, 7.77%, 7/15/2031 (a) (b)	500,000	502,396
PRET LLC:
Series 2022-RN1, Class A1, 6.72%, 7/25/2051 (a) (f)	10,041,172	10,046,592
Series 2024-NPL6, Class A1, ABS, 5.93%, 10/25/2054 (a) (f)	4,462,212	4,450,146
Series 2024-NPL9, Class A1, ABS, 5.85%, 12/25/2054 (a) (f)	5,702,624	5,713,830
Progress Residential Trust:
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (a)	7,954,476	7,754,718
Security Description	Principal Amount	Value
Series 2022-SFR5, Class A, 4.45%, 6/17/2039 (a)	$2,594,586	$2,591,518
Series 2023-SFR2, Class A, 4.50%, 10/17/2040 (a)	9,390,600	9,355,575
Series 2024-SFR3, Class B, 3.50%, 6/17/2041 (a)	25,000,000	23,684,359
Series 2024-SFR5, Class C, 3.25%, 8/9/2029 (a) (b)	2,800,000	2,594,443
Race Point IX CLO Ltd. Series 2015-9A, Class BR, 3 mo. USD Term SOFR + 2.41%, 6.67%, 10/15/2030 (a) (b)	2,250,000	2,245,050
Regatta XXIII Funding Ltd. Series 2021-4A, Class A1, 3 mo. USD Term SOFR + 1.41%, 5.68%, 1/20/2035 (a) (b)	4,500,000	4,499,550
Renaissance Home Equity Loan Trust Series 2006-2, Class AF4, ABS, 6.12%, 8/25/2036 (f)	8,664,451	3,289,454
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class B, 5.75%, 9/15/2048 (a)	2,500,000	2,503,272
Sabey Data Center Issuer LLC Series 2022-1, Class A2, ABS, 5.00%, 6/20/2047 (a)	2,000,000	1,978,936
Sapphire Aviation Finance II Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (a)	763,319	729,016
Securitized Asset-Backed Receivables LLC Trust:
Series 2007-BR4, Class A2A, ABS, 1 mo. USD Term SOFR + 0.29%, 4.61%, 5/25/2037 (b)	3,163,164	1,925,831
Series 2007-BR4, Class A2B, ABS, 1 mo. USD Term SOFR + 0.51%, 4.83%, 5/25/2037 (b)	21,980,330	13,398,287
Series 2007-BR5, Class A2B, 1 mo. USD Term SOFR + 0.47%, 4.79%, 5/25/2037 (b)	29,299,267	22,733,149
Shackleton CLO Ltd. Series 2013-3A, Class DR, 3 mo. USD Term SOFR + 3.28%, 7.54%, 7/15/2030 (a) (b)	1,080,000	1,076,004
Shenton Aircraft Investment I Ltd. Series 2015-1A, Class A, ABS, 4.75%, 10/15/2042 (a)	1,400,003	1,359,039

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
SoFi Consumer Loan Program Trust Series 2025-2, Class B, ABS, 4.97%, 6/25/2034 (a)	$5,500,000	$5,536,113
Sound Point CLO II Ltd. Series 2013-1A, Class A1R, 3 mo. USD Term SOFR + 1.33%, 5.61%, 1/26/2031 (a) (b)	122,791	122,754
Sound Point CLO XVIII Ltd. Series 2017-4A, Class C, 3 mo. USD Term SOFR + 2.76%, 7.03%, 1/21/2031 (a) (b)	1,500,000	1,459,200
Sound Point CLO XX Ltd. Series 2018-2A, Class C, 3 mo. USD Term SOFR + 2.21%, 6.49%, 7/26/2031 (a) (b)	500,000	498,800
Sound Point CLO XXIII Series 2019-2A, Class AR, ABS, 3 mo. USD Term SOFR + 1.43%, 5.69%, 7/15/2034 (a) (b)	850,000	849,235
Sound Point CLO XXIII Ltd. Series 2019-2A, Class ER, 3 mo. USD Term SOFR + 6.73%, 10.99%, 7/15/2034 (a) (b)	1,000,000	886,258
Sound Point CLO XXVI Ltd. Series 2020-1A, Class DR, 3 mo. USD Term SOFR + 3.61%, 7.88%, 7/20/2034 (a) (b)	500,000	490,398
Sound Point CLO XXVIII Ltd. Series 2020-3A, Class D, ABS, 3 mo. USD Term SOFR + 3.91%, 8.19%, 1/25/2032 (a) (b)	4,000,000	3,980,516
Sound Point CLO XXXIII Ltd. Series 2022-1A, Class D, ABS, 3 mo. USD Term SOFR + 3.30%, 7.58%, 4/25/2035 (a) (b)	700,000	668,780
Start II Ltd. Series 2019-1, Class A, 4.09%, 3/15/2044 (a)	366,741	363,077
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 mo. USD Term SOFR + 0.45%, 4.77%, 12/25/2036 (b)	388,463	395,663
Subway Funding LLC Series 2024-1A, Class A23, 6.51%, 7/30/2054 (a)	1,492,500	1,520,050
Sunrun Demeter Issuer LLC Series 2021-2A, Class A, 2.27%, 1/30/2057 (a)	2,350,399	2,080,938
Security Description	Principal Amount	Value
Switch ABS Issuer LLC Series 2024-2A, Class B, 6.20%, 6/25/2054 (a)	$3,000,000	$3,033,088
Textainer Marine Containers VII Ltd. Series 2024-1A, Class A, 5.25%, 8/20/2049 (a)	1,932,000	1,940,443
Theorem Funding Trust Series 2023-1A, Class A, 7.58%, 4/15/2029 (a)	399,679	400,922
THL Credit Wind River CLO Ltd. Series 2017-3A, Class AR, ABS, 3 mo. USD Term SOFR + 1.41%, 5.67%, 4/15/2035 (a) (b)	2,150,000	2,151,075
TIF Funding II LLC:
Series 2021-1A, Class A, ABS, 1.65%, 2/20/2046 (a)	3,222,917	2,903,805
Series 2021-1A, Class B, ABS, 2.54%, 2/20/2046 (a)	1,289,167	1,165,033
Trestles CLO VIII Ltd. Series 2025-8A, Class A1, ABS, 3 mo. USD Term SOFR + 1.33%, 5.63%, 6/11/2035 (a) (b)	1,000,000	1,000,000
Tricon Residential Trust:
Series 2023-SFR1, Class A, 5.10%, 7/17/2040 (a)	9,975,697	10,055,444
Series 2024-SFR3, Class C, 5.25%, 8/17/2041 (a)	5,850,000	5,828,285
Trimaran CAVU Ltd. Series 2021-3A, Class D, ABS, 3 mo. USD Term SOFR + 4.04%, 8.31%, 1/18/2035 (a) (b)	750,000	748,696
TRTX Issuer Ltd.:
Series 2021-FL4, Class A, ABS, 1 mo. USD Term SOFR + 1.31%, 5.63%, 3/15/2038 (a) (b)	581,578	579,517
Series 2022-FL5, Class A, 1 mo. USD Term SOFR + 1.65%, 5.96%, 2/15/2039 (a) (b)	1,758,634	1,758,623
Upstart Pass-Through Trust Series 2021-ST3, Class A, ABS, 2.00%, 5/20/2027 (a)	81,511	81,215
Upstart Securitization Trust:
Series 2022-1, Class B, 4.48%, 3/20/2032 (a)	1,872,219	1,864,660
Series 2023-2, Class A, 6.77%, 6/20/2033 (a)	79,994	80,059
Series 2025-2, Class B, ABS, 5.62%, 6/20/2035 (a)	3,500,000	3,518,755

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
VOLT XCVI LLC Series 2021-NPL5, Class A1, CMO, 6.12%, 3/27/2051 (a) (f)	$76,593	$76,570
Voya CLO Ltd.:
Series 2013-1A, Class BR, 3 mo. USD Term SOFR + 2.16%, 6.42%, 10/15/2030 (a) (b)	1,000,000	997,500
Series 2014-2A, Class BRR, 3 mo. USD Term SOFR + 2.36%, 6.64%, 4/17/2030 (a) (b)	1,250,000	1,249,250
VR Funding LLC Series 2020-1A, Class B, 4.22%, 11/15/2050 (a)	729,333	720,135
Warwick Capital CLO 6 Ltd. Series 2025-6A, Class A1, ABS, 3 mo. USD Term SOFR + 1.43%, 5.70%, 7/20/2038 (a) (b)	2,000,000	2,000,000
Washington Mutual Asset-Backed Certificates WMABS Trust Series 2007-HE2, Class 2A2, 1 mo. USD Term SOFR + 0.55%, 4.87%, 2/25/2037 (b)	12,596,462	3,843,794
Wellfleet CLO Ltd.:
Series 2020-2A, Class CR, 3 mo. USD Term SOFR + 2.56%, 6.82%, 7/15/2034 (a) (b)	1,550,000	1,554,044
Series 2022-1A, Class A1RN, ABS, 3 mo. USD Term SOFR + 1.42%, 5.68%, 7/15/2037 (a) (b)	1,000,000	1,001,500
Wind River CLO Ltd.:
Series 2021-1A, Class D1R, 3 mo. USD Term SOFR + 3.95%, 8.22%, 7/20/2037 (a) (b)	1,000,000	1,004,465
Series 2021-3A, Class D1AR, ABS, 3 mo. USD Term SOFR + 3.00%, 7.27%, 4/20/2038 (a) (b)	1,000,000	988,027
Zayo Issuer LLC Series 2025-1A, Class B, ABS, 6.09%, 3/20/2055 (a)	3,750,000	3,796,344
TOTAL ASSET-BACKED SECURITIES (Cost $450,230,371)		438,934,211
Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
COLOMBIA — 0.0% *
Colombia Government International Bonds:
3.88%, 4/25/2027	$400,000	$391,809
4.13%, 5/15/2051	1,700,000	968,183
5.00%, 6/15/2045	200,000	135,092
		1,495,084
DOMINICAN REPUBLIC — 0.0% *
Dominican Republic International Bonds 5.50%, 2/22/2029	500,000	497,366
GUATEMALA — 0.1%
Guatemala Government Bonds:
4.38%, 6/5/2027	600,000	589,725
4.50%, 5/3/2026	200,000	198,010
4.88%, 2/13/2028	200,000	197,322
5.25%, 8/10/2029	1,600,000	1,586,980
		2,572,037
MEXICO — 0.1%
Mexico Government International Bonds 6.34%, 5/4/2053	2,000,000	1,839,329
MOROCCO — 0.0% *
Morocco Government International Bonds:
2.38%, 12/15/2027	1,200,000	1,131,647
3.00%, 12/15/2032	300,000	253,766
4.00%, 12/15/2050	200,000	136,251
5.95%, 3/8/2028	200,000	204,748
		1,726,412
PARAGUAY — 0.0% *
Paraguay Government International Bonds 4.70%, 3/27/2027	986,000	984,156
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $9,892,202)		9,114,384
Shares
COMMON STOCKS — 0.0% *
NETHERLANDS — 0.0%
Stichting Administratiekantoor (d) (g)	972	—

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
UNITED STATES — 0.0% *
Phoenix Services International LLC (d) (g)	7,665	$153,300
TOTAL COMMON STOCKS (Cost $15,733)		153,300
	Principal Amount
SENIOR FLOATING RATE LOANS — 1.0%
ADVERTISING SERVICES — 0.0% *
CMG Media Corp., 2024 Term Loan, 3 mo. USD Term SOFR + 3.50%, 7.90%, 6/18/2029 (b)	$30,285	29,429
AEROSPACE & DEFENSE — 0.0% *
Air Comm Corp. LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 3.00%, 7.30%, 12/11/2031 (b)	317,665	319,651
Dynasty Acquisition Co., Inc.:
2024 1st Lien Term Loan B1, 1 mo. USD Term SOFR + 2.00%, 6.33%, 10/31/2031 (b)	136,956	137,173
2024 1st Lien Term Loan B2, 1 mo. USD Term SOFR + 2.00%, 6.33%, 10/31/2031 (b)	52,094	52,176
Kaman Corp., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.08%, 2/26/2032 (b)	383,793	383,824
TransDigm, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 2.50%, 6.80%, 1/19/2032 (b)	258,050	258,730
		1,151,554
AIR FREIGHT & LOGISTICS — 0.0% *
Kenan Advantage Group, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.25%, 7.58%, 1/25/2029 (b)	237,130	234,166
AIRLINES — 0.0% *
American Airlines, Inc.:
2025 Term Loan, 3 mo. USD Term SOFR + 2.25%, 6.52%, 4/20/2028 (b)	201,500	200,477
2025 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.56%, 5/28/2032 (b)	140,000	141,085
WestJet Loyalty LP, Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.55%, 2/14/2031 (b)	96,508	96,640
		438,202
Security Description	Principal Amount	Value
APPAREL — 0.0% *
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.58%, 12/21/2028 (b)	$29,775	$29,796
Beach Acquisition Bidco LLC, USD Term Loan B (h)	90,000	90,562
		120,358
AUTO PARTS & EQUIPMENT — 0.1%
Clarios Global LP:
2024 USD Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.83%, 5/6/2030 (b)	406,930	406,295
2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.08%, 1/28/2032 (b)	1,000,000	1,002,190
DexKo Global, Inc., 2021 USD Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.19%, 10/4/2028 (b)	110,857	106,355
		1,514,840
BEVERAGES — 0.0% *
Sazerac Co., Inc., Term Loan B (h)	60,000	60,075
BUILDING MATERIALS — 0.0% *
Chamberlain Group, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.68%, 11/3/2028 (b)	220,683	221,309
Cornerstone Building Brands, Inc.:
2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.66%, 4/12/2028 (b)	94,040	84,244
2024 Term Loan B, 1 mo. USD Term SOFR + 4.50%, 8.81%, 5/15/2031 (b)	29,775	25,458
EMRLD Borrower LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.83%, 8/4/2031 (b)	218,350	218,273
Quikrete Holdings, Inc., 2024 Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 6.58%, 3/19/2029 (b)	142,100	142,230
Tecta America Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.33%, 2/18/2032 (b)	245,000	245,843
		937,357
CAPITAL MARKETS — 0.0% *
Focus Financial Partners LLC, 2025 Incremental Term Loan B (h)	65,000	64,935

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
CHEMICALS — 0.1%
ECO Services Operations Corp., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.00%, 6.28%, 6/12/2031 (b)	$287,360	$285,975
Hexion Holdings Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 8.31%, 3/15/2029 (b)	175,664	175,499
INEOS Quattro Holdings U.K. Ltd.:
2023 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.68%, 4/2/2029 (b)	62,546	58,402
2024 USD Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.58%, 10/7/2031 (b)	159,600	146,234
INEOS U.S. Finance LLC, 2023 USD Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.58%, 2/18/2030 (b)	388,807	373,638
Natgasoline LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 5.50%, 9.83%, 3/29/2030 (b)	59,625	59,401
Nouryon Finance BV, 2024 USD Term Loan B1, 3 mo. USD Term SOFR + 3.25%, 7.51%, 4/3/2028 (b)	179,544	180,611
Vantage Specialty Chemicals, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 4.75%, 9.03%, 10/26/2026 (b)	202,855	196,913
WR Grace & Co-Conn., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.55%, 9/22/2028 (b)	104,729	105,013
		1,581,686
COMMERCIAL SERVICES — 0.1%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.18%, 5/12/2028 (b)	208,808	210,039
APi Group DE, Inc., 2025 Term Loan, 1 mo. USD Term SOFR + 1.75%, 6.08%, 1/3/2029 (b)	85,000	85,115
Camelot U.S. Acquisition LLC:
2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.08%, 1/31/2031 (b)	347,563	344,414
2025 Incremental Term Loan B (h)	130,000	130,244
Security Description	Principal Amount	Value
Creative Artists Agency LLC, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.08%, 10/1/2031 (b)	$29,862	$29,985
EAB Global, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.00%, 7.33%, 8/16/2030 (b)	261,687	257,435
Eagle Parent Corp., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.55%, 4/2/2029 (b)	235,550	233,980
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.05%, 7/6/2029 (b)	230,684	231,693
Garda World Security Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.31%, 2/1/2029 (b)	178,897	179,442
Grant Thornton Advisors LLC:
2025 Delayed Draw Term Loan	7,065	7,068
2025 Incremental Term Loan, 1 mo. USD Term SOFR + 3.00%, 7.33%, 6/2/2031 (b)	65,000	65,187
2025 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.08%, 6/2/2031 (b)	226,372	226,457
Herc Holdings, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.00%, 6.32%, 6/2/2032 (b)	50,000	50,250
Homeserve USA Holding Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.32%, 10/21/2030 (b)	108,625	108,863
Mavis Tire Express Services Corp., 2025 Repriced Term Loan, 3 mo. USD Term SOFR + 3.00%, 7.33%, 5/4/2028 (b)	44,888	44,922
Mister Car Wash Holdings, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.83%, 3/27/2031 (b)	46,112	46,256
Prime Security Services Borrower LLC, 2025 Incremental Term Loan B (h)	200,000	198,646
Rent-A-Center, Inc., 2021 First Lien Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.03%, 2/17/2028 (b)	154,680	155,453

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.00%, 8.58%, 3/4/2028 (b)	$40,240	$35,462
Trans Union LLC, 2024 Term Loan B8, 1 mo. USD Term SOFR + 1.75%, 6.08%, 6/24/2031 (b)	108,900	109,160
Veritiv Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.30%, 11/30/2030 (b)	84,574	84,976
Vestis Corp., Term Loan, 3 mo. USD Term SOFR + 2.25%, 6.58%, 2/22/2031 (b)	143,125	137,758
VT Topco, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.33%, 8/9/2030 (b)	113,469	113,845
		3,086,650
COMMUNICATIONS EQUIPMENT — 0.0% *
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD Term SOFR + 3.00%, 7.44%, 3/9/2027 (b)	10,000	9,538
COMPUTERS — 0.0% *
Access CIG LLC, 2023 Term Loan, 6 mo. USD Term SOFR + 4.25%, 8.38%, 8/18/2028 (b)	74,185	74,620
Amentum Government Services Holdings LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.58%, 9/29/2031 (b)	259,646	259,646
Kaseya, Inc., 2025 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.58%, 3/20/2032 (b)	104,738	105,270
McAfee LLC, 2024 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.32%, 3/1/2029 (b)	293,794	285,929
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.18%, 2/1/2028 (b)	154,106	136,480
		861,945
CONSTRUCTION & ENGINEERING — 0.0% *
Brand Industrial Services, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.50%, 8.78%, 8/1/2030 (b)	148,707	125,072
Brown Group Holding LLC, 2022 Incremental Term Loan B2 (h)	64,837	64,988
Security Description	Principal Amount	Value
Construction Partners, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.83%, 11/3/2031 (b)	$228,850	$229,851
Cube Industrials Buyer, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 3.25%, 7.52%, 10/17/2031 (b)	254,362	256,031
DG Investment Intermediate Holdings 2, Inc.:
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.75%, 11.19%, 3/30/2029 (b)	60,000	59,794
2021 Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.94%, 3/31/2028 (b)	319,174	320,160
		1,055,896
CONSTRUCTION MATERIALS — 0.0% *
Quikrete Holdings, Inc.:
2025 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.58%, 2/10/2032 (b)	249,375	249,344
2025 Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 6.58%, 4/14/2031 (b)	39,501	39,477
		288,821
CONTAINERS & PACKAGING — 0.0% *
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.18%, 7.50%, 4/13/2029 (b)	143,815	143,693
Klockner-Pentaplast of America, Inc., 2021 Term Loan B, 6 mo. USD Term SOFR + 4.73%, 9.23%, 2/12/2026 (b)	127,695	118,482
Pregis TopCo Corp., 2025 Refinancing Term Loan, 1 mo. USD Term SOFR + 4.00%, 8.33%, 2/1/2029 (b)	189,212	189,993
Pretium Packaging LLC, First Out Term Loan A, 3 mo. USD Term SOFR + 3.75%, 1.25%, 10/2/2028 (b)	56,119	56,149
Pretium PKG Holdings, Inc., 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.75%, 11.31%, 10/1/2029 (b)	45,000	7,808
TricorBraun Holdings, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.69%, 3/3/2028 (b)	114,403	114,413

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Trident TPI Holdings, Inc., 2024 Term Loan B7, 3 mo. USD Term SOFR + 3.75%, 8.05%, 9/15/2028 (b)	$234,748	$230,963
		861,501
DISTRIBUTION/WHOLESALE — 0.0% *
BCPE Empire Holdings, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.58%, 12/11/2030 (b)	631,088	628,249
Olympus Water U.S. Holding Corp., 2024 USD Term Loan, 3 mo. USD Term SOFR + 3.00%, 7.30%, 6/20/2031 (b)	352,342	348,899
		977,148
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Allspring Buyer LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.30%, 11/1/2030 (b)	384,977	387,623
Astra Acquisition Corp., 2021 2nd Lien Term Loan (b) (e)	124,962	833
Colossus Acquireco LLC, Term Loan B (h)	390,000	387,904
Corpay Technologies Operating Co. LLC, Term Loan B5, 1 mo. USD Term SOFR + 1.75%, 6.08%, 4/28/2028 (b)	59,700	59,775
CPI Holdco B LLC:
2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.58%, 5/17/2031 (b)	115,000	115,036
2024 Term Loan, 1 mo. USD Term SOFR + 2.00%, 6.33%, 5/19/2031 (b)	134,400	134,165
Edelman Financial Center LLC:
2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.25%, 9.58%, 10/6/2028 (b)	115,000	115,618
2024 Term Loan, 1 mo. USD Term SOFR + 3.00%, 7.33%, 4/7/2028 (b)	179,549	179,948
Eisner Advisory Group LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 8.33%, 2/28/2031 (b)	231,664	232,968
GC Ferry Acquisition I, Inc.:
Delayed Draw Term Loan (h)	29,167	28,674
Term Loan (h)	170,833	168,057
Hightower Holding LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.26%, 2/3/2032 (b)	245,000	244,797
Security Description	Principal Amount	Value
Pretzel Parent, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.50%, 8.83%, 10/1/2031 (b)	$39,900	$39,671
		2,095,069
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% *
Altice France SA, 2023 USD Term Loan B14, 3 mo. USD Term SOFR + 5.50%, 9.76%, 8/15/2028 (b)	225,844	205,204
CommScope, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 5.25%, 9.58%, 12/17/2029 (b)	219,577	222,573
Cyxtera DC Holdings, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.00%, 10.50%, 1/16/2026 (b) (e)	81,729	449
GOGO Intermediate Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.19%, 4/30/2028 (b)	93,944	92,447
Lumen Technologies, Inc., 2024 Extended Term Loan B1, 1 mo. USD Term SOFR + 2.35%, 6.79%, 4/16/2029 (b)	74,133	73,346
Zayo Group Holdings, Inc., 2022 USD Incremental Term Loan B (h)	154,203	148,501
		742,520
ELECTRIC — 0.0% *
Alpha Generation LLC, Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.33%, 9/30/2031 (b)	352,936	352,876
Compass Power Generation LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.58%, 4/14/2029 (b)	275,765	277,661
Hamilton Projects Acquiror LLC:
2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.33%, 5/31/2031 (b)	57,300	57,563
2025 Repriced Term Loan B (h)	40,000	40,183
Lightning Power LLC, Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.55%, 8/18/2031 (b)	198,500	199,092
		927,375

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
ELECTRONICS — 0.0% *
Minimax Viking GmbH, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.58%, 3/17/2032 (b)	$75,000	$75,422
ENTERTAINMENT — 0.1%
Bally's Corp., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.78%, 10/2/2028 (b)	148,776	132,039
Caesars Entertainment, Inc., 2024 Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 6.58%, 2/6/2031 (b)	381,359	381,599
Crown Finance U.S., Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 5.25%, 9.57%, 12/2/2031 (b)	199,000	199,199
Everi Holdings, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 1.50%, 9.00%, 8/3/2028 (b)	107,429	107,261
Flutter Financing BV, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.00%, 6.30%, 6/4/2032 (b)	55,000	55,069
Motion Finco Sarl, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.80%, 11/12/2029 (b)	110,873	105,815
Ontario Gaming GTA LP, Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.55%, 8/1/2030 (b)	143,004	141,820
OVG Business Services LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.33%, 6/25/2031 (b)	174,560	173,906
Six Flags Entertainment Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.33%, 5/1/2031 (b)	119,062	119,315
UFC Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.57%, 11/21/2031 (b)	189,050	189,970
Voyager Parent LLC, Term Loan B (h)	390,000	386,533
		1,992,526
ENVIRONMENTAL CONTROL — 0.0% *
Harsco Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 2.25%, 6.69%, 6/9/2028 (b)	104,727	103,929
Madison IAQ LLC:
2025 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.56%, 5/6/2032 (b)	90,000	90,356
Security Description	Principal Amount	Value
Term Loan, 6 mo. USD Term SOFR + 2.50%, 6.76%, 6/21/2028 (b)	$369,495	$370,187
		564,472
FOOD PRODUCTS — 0.0% *
Aspire Bakeries Holdings LLC, Term Loan, 1 mo. USD Term SOFR + 4.25%, 7.82%, 12/23/2030 (b)	198,995	200,021
Golden State Foods LLC, Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.56%, 12/4/2031 (b)	158,804	159,765
Sauer Brands, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.58%, 2/19/2032 (b)	191,897	193,291
United Natural Foods, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.75%, 9.08%, 5/1/2031 (b)	88,550	89,435
		642,512
HAND/MACHINE TOOLS AND RELATED PRODUCTS — 0.0% *
Madison Safety & Flow LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.08%, 9/26/2031 (b)	134,025	134,444
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% *
Bausch & Lomb Corp.:
2023 Incremental Term Loan, 1 mo. USD Term SOFR + 4.00%, 8.33%, 9/29/2028 (b)	142,462	142,760
2025 Term Loan B (h)	325,000	326,017
		468,777
HEALTH CARE PROVIDERS & SERVICES — 0.1%
ADMI Corp.:
2021 Incremental Term Loan B3, 1 mo. USD Term SOFR + 3.75%, 8.19%, 12/23/2027 (b)	142,048	135,834
2023 Term Loan B5, 1 mo. USD Term SOFR + 5.75%, 10.08%, 12/23/2027 (b)	197,000	191,484
Aveanna Healthcare LLC:
2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.00%, 11.48%, 12/10/2029 (b)	70,326	69,218
2021 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.18%, 7/17/2028 (b)	315,984	309,961
Fortrea Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.08%, 7/1/2030 (b)	13,799	12,419

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
LifePoint Health, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.01%, 5/19/2031 (b)	$216,537	$214,573
Radiology Partners, Inc., 2025 Term Loan (h)	230,000	228,419
Team Health Holdings, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 5.25%, 9.53%, 3/2/2027 (b)	106,826	106,459
		1,268,367
HOME FURNISHINGS — 0.0% *
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.32%, 7/31/2028 (b)	748,125	747,908
HOUSEHOLD PRODUCTS — 0.0% *
Kronos Acquisition Holdings, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 4.00%, 8.30%, 7/8/2031 (b)	40,822	36,699
HOUSEWARES — 0.0% *
Hunter Douglas, Inc., 2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.55%, 1/20/2032 (b)	122,982	122,700
Springs Windows Fashions LLC, 2024 First Lien Second Out TL A2, 1 mo. USD Term SOFR + 4.00%, 8.44%, 10/6/2028 (b)	61,154	47,166
		169,866
INSURANCE — 0.1%
Acrisure LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.58%, 6/4/2032 (b)	95,000	95,000
Alera Group, Inc.:
2025 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.50%, 9.83%, 5/30/2033 (b)	55,000	56,134
2025 Term Loan, 3 mo. USD Term SOFR + 3.25%, 7.55%, 5/31/2032 (b)	140,000	140,577
Ardonagh Midco 3 PLC, 2024 USD Term Loan B, 6 mo. USD Term SOFR + 3.75%, 7.05%, 2/15/2031 (b)	197,861	196,872
Asurion LLC:
2021 2nd Lien Term Loan B3, 1 mo. USD Term SOFR + 5.25%, 9.69%, 1/31/2028 (b)	110,000	105,497
Security Description	Principal Amount	Value
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 9.69%, 1/20/2029 (b)	$105,000	$97,691
2023 Term Loan B11, 1 mo. USD Term SOFR + 4.25%, 8.68%, 8/19/2028 (b)	124,244	123,101
2025 Term Loan B13, 1 mo. USD Term SOFR + 4.25%, 8.58%, 9/19/2030 (b)	55,000	53,501
BroadStreet Partners, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.00%, 7.33%, 6/13/2031 (b)	227,886	228,416
OneDigital Borrower LLC, 2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.25%, 9.58%, 7/2/2031 (b)	34,721	34,851
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.33%, 7/31/2031 (b)	292,787	294,171
Trucordia Insurance Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.56%, 6/14/2032 (b)	175,000	175,547
		1,601,358
INTERNET & TELECOM — 0.0% *
Arches Buyer, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.68%, 12/6/2027 (b)	94,583	93,537
CNT Holdings I Corp., 2025 Term Loan, 3 mo. USD Term SOFR + 2.50%, 6.78%, 11/8/2032 (b)	130,886	131,356
Endure Digital, Inc., Non-CoOp Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.93%, 2/10/2028 (b)	102,489	55,472
I-Logic Technologies Bidco Ltd., 2024 Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.05%, 2/16/2028 (b)	167,938	168,306
ION Trading Technologies SARL, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.80%, 4/1/2028 (b)	86,778	86,938
MH Sub I LLC, 2024 Term Loan B4, 1 mo. USD Term SOFR + 4.25%, 8.58%, 12/31/2031 (b)	231,946	202,156
Proofpoint, Inc., 2024 Term Loan (h)	15,000	15,027

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
PUG LLC, 2024 Extended Term Loan B, 1 mo. USD Term SOFR + 4.75%, 9.08%, 3/15/2030 (b)	$254,409	$247,624
		1,000,416
LEISURE TIME — 0.0% *
ClubCorp Holdings, Inc., 2023 Term Loan B2, 3 mo. USD Term SOFR + 5.00%, 9.56%, 9/18/2026 (b)	164,492	164,904
GBT U.S. III LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.78%, 7/28/2031 (b)	154,225	154,674
LC AHAB U.S. Bidco LLC, Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.33%, 5/1/2031 (b)	327,861	328,067
Life Time Fitness, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.54%, 11/5/2031 (b)	159,200	159,817
Sabre GLBL, Inc.:
2021 Term Loan B1, 1 mo. USD Term SOFR + 3.50%, 7.94%, 12/17/2027 (b)	74,420	73,410
2021 Term Loan B2, 1 mo. USD Term SOFR + 3.50%, 7.94%, 12/17/2027 (b)	67,333	66,419
2024 Term Loan B1, 1 mo. USD Term SOFR + 6.00%, 10.43%, 11/15/2029 (b)	105,765	105,765
2024 Term Loan B2, 1 mo. USD Term SOFR + 6.00%, 10.43%, 11/15/2029 (b)	46,066	43,936
Travelport Finance Luxembourg SARL, 2020 Super Priority Term Loan, 3 mo. USD Term SOFR + 7.89%, 2.18%, 9/30/2028 (b)	76,086	59,133
		1,156,125
LODGING — 0.0% *
Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.83%, 1/27/2029 (b)	352,019	352,033
Station Casinos LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.33%, 3/14/2031 (b)	83,937	84,181
		436,214
Security Description	Principal Amount	Value
MACHINERY — 0.0% *
Titan Acquisition Ltd., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.50%, 8.80%, 2/15/2029 (b)	$260,455	$261,477
MACHINERY-CONSTRUCTION & MINING — 0.0% *
WEC U.S. Holdings Ltd., 2024 Term Loan, 1 mo. USD Term SOFR + 2.25%, 6.57%, 1/27/2031 (b)	407,149	407,709
MEDIA — 0.1%
Cengage Learning, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.83%, 3/24/2031 (b)	128,703	129,161
CSC Holdings LLC:
2019 Term Loan B5, 3 mo. USD Term SOFR + 1.50%, 9.00%, 4/15/2027 (b)	129,870	126,694
2022 Term Loan B6, 1 mo. USD Term SOFR + 4.50%, 8.81%, 1/18/2028 (b)	75,000	74,105
DirecTV Financing LLC:
2024 Term Loan, 3 mo. USD Term SOFR + 5.25%, 9.79%, 8/2/2029 (b)	98,202	97,622
Term Loan, 3 mo. USD Term SOFR + 5.00%, 9.54%, 8/2/2027 (b)	39,514	39,715
Gray Television, Inc., 2021 Term Loan D, 1 mo. USD Term SOFR + 3.00%, 7.44%, 12/1/2028 (b)	96,005	93,201
iHeartCommunications, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 5.78%, 10.22%, 5/1/2029 (b)	74,625	61,037
NEP Group, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 1.50%, 1.50%, 8/19/2026 (b)	210,829	194,819
Radiate Holdco LLC/Radiate Finance, Inc., 2025 First Lien First Out Term Loan 4.50%, 9/25/2029 (a)	90,000	77,120
Townsquare Media, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 5.00%, 9.32%, 2/19/2030 (b)	69,563	62,954
United Talent Agency LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.81%, 6/10/2032 (b)	84,150	84,466
Univision Communications, Inc., 2022 First Lien Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.55%, 6/24/2029 (b)	190,474	190,157

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Virgin Media Bristol LLC, 2023 USD Term Loan Y, 6 mo. USD Term SOFR + 3.18%, 7.37%, 3/31/2031 (b)	$162,218	$160,365
Ziggo Financing Partnership, USD Term Loan I, 1 mo. USD Term SOFR + 2.50%, 6.93%, 4/30/2028 (b)	85,000	83,233
		1,474,649
METAL FABRICATE & HARDWARE — 0.0% *
Tiger Acquisition LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.08%, 6/1/2028 (b)	230,625	231,426
METALS & MINING — 0.0% *
Arsenal AIC Parent LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.08%, 8/19/2030 (b)	59,551	59,581
OIL, GAS & CONSUMABLE FUELS — 0.0% *
Apro LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.06%, 7/9/2031 (b)	218,350	218,077
Par Petroleum LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.01%, 2/28/2030 (b)	48,876	48,540
Waterbridge Midstream Operating LLC, 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 4.75%, 9.31%, 6/27/2029 (b)	157,501	157,079
		423,696
PERSONAL PRODUCTS — 0.0% *
Opal Bidco SAS, USD Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.58%, 4/28/2032 (b)	320,000	321,701
PHARMACEUTICALS — 0.0% *
Bausch Health Cos., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 6.25%, 10.56%, 10/8/2030 (b)	80,000	77,331
Curium Bidco SARL, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.80%, 7/31/2029 (b)	100,047	100,443
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.40%, 10/1/2027 (b)	326,964	315,766
Vizient, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 6.08%, 8/1/2031 (b)	180,730	181,475
		675,015
Security Description	Principal Amount	Value
PIPELINES — 0.0% *
BCP Renaissance Parent LLC, 2024 Term Loan B3, 3 mo. USD Term SOFR + 3.00%, 7.30%, 10/31/2028 (b)	$192,628	$193,441
Brazos Delaware II LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.31%, 2/11/2030 (b)	4,800	4,814
CPPIB Capital, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.05%, 8/20/2031 (b)	134,062	133,895
Freeport LNG Investments LLLP, 2025 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.52%, 12/21/2028 (b)	169,978	170,368
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.00%, 6.28%, 10/4/2030 (b)	116,899	117,434
WaterBridge Midstream Operating LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.30%, 5/10/2029 (b)	129,025	129,186
Whitewater Matterhorn Holdings LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.57%, 6/16/2032 (b)	40,000	40,033
		789,171
REAL ESTATE — 0.0% *
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.94%, 6/2/2028 (b)	55,738	55,242
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.0% *
Starwood Property Trust, Inc.:
2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.58%, 11/18/2027 (b)	124,062	124,334
2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.58%, 1/2/2030 (b)	93,082	93,490
		217,824
RETAIL — 0.1%
Burlington Coat Factory Warehouse Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 6.08%, 9/24/2031 (b)	39,900	39,800

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
EG Group Ltd., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.58%, 2/7/2028 (b)	$161,348	$162,283
LBM Acquisition LLC, 2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.16%, 6/6/2031 (b)	418,996	392,809
LSF9 Atlantis Holdings LLC, 2025 Repriced Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.55%, 3/31/2029 (b)	170,137	170,404
MI Windows & Doors LLC, 2024 Term Loan B2, 1 mo. USD Term SOFR + 3.00%, 7.33%, 3/28/2031 (b)	154,236	154,761
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.81%, 4/17/2028 (b)	102,079	85,810
PetSmart, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.18%, 2/11/2028 (b)	175,730	174,302
QXO, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.30%, 4/30/2032 (b)	35,889	36,179
Staples, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 5.75%, 10.03%, 9/4/2029 (b)	104,212	96,433
Whatabrands LLC, 2024 1st Lien Term Loan B (h)	398,997	399,620
White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.58%, 10/19/2029 (b)	189,050	188,306
		1,900,707
SOFTWARE — 0.1%
Applied Systems, Inc., 2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 4.50%, 8.80%, 2/23/2032 (b)	85,000	87,369
Ascend Learning LLC:
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.75%, 10.18%, 12/10/2029 (b)	39,830	39,979
2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.33%, 12/11/2028 (b)	301,197	301,493
Boxer Parent Co., Inc.:
2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.75%, 10.08%, 7/30/2032 (b)	123,355	120,349
Security Description	Principal Amount	Value
2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.33%, 7/30/2031 (b)	$359,100	$357,281
Castle U.S. Holding Corp., 2025 USD FLSO Term Loan B1, 3 mo. USD Term SOFR + 4.25%, 8.84%, 5/31/2030 (b)	69,219	38,114
Central Parent, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.55%, 7/6/2029 (b)	129,348	108,336
Clearwater Analytics LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.53%, 4/21/2032 (b)	100,000	100,125
Cloud Software Group, Inc., 2024 USD Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.05%, 3/21/2031 (b)	199,000	199,559
Cornerstone OnDemand, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.08%, 10/16/2028 (b)	58,281	54,839
Cotiviti Corp.:
2024 Term Loan, 1 mo. USD Term SOFR + 2.75%, 7.07%, 5/1/2031 (b)	47,054	46,892
2025 2nd Amendment Term Loan, 1 mo. USD Term SOFR + 2.75%, 7.07%, 3/26/2032 (b)	250,000	249,115
Dun & Bradstreet Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 2.25%, 6.57%, 1/18/2029 (b)	166,665	166,728
Ellucian Holdings, Inc.:
2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.33%, 10/9/2029 (b)	330,836	332,026
2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 4.75%, 9.08%, 11/22/2032 (b)	15,000	15,338
Helios Software Holdings, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.80%, 7/18/2030 (b)	200,198	200,677
MedAssets Software Intermediate Holdings, Inc.:
2024 First Out Term Loan, 1 mo. USD Term SOFR + 4.00%, 8.32%, 12/15/2028 (b)	16,476	16,061
2024 Second Out Term Loan, 1 mo. USD Term SOFR + 4.00%, 8.44%, 12/15/2028 (b)	27,597	24,975

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Mitchell International, Inc.:
2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.58%, 6/17/2031 (b)	$175,868	$175,926
2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.25%, 9.58%, 6/17/2032 (b)	40,000	39,510
Polaris Newco LLC, USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.29%, 6/2/2028 (b)	237,851	232,119
RealPage, Inc.:
1st Lien Term Loan, 3 mo. USD Term SOFR + 3.00%, 7.56%, 4/24/2028 (b)	139,277	138,476
2024 Incremental Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.05%, 4/24/2028 (b)	99,750	100,034
Zelis Payments Buyer, Inc., 5th Amendment Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.58%, 11/26/2031 (b)	228,850	227,944
		3,373,265
TRANSPORT-SERVICES — 0.0% *
LaserShip, Inc., 2024 Third Out Term Loan E, 3 mo. USD Term SOFR + 1.50%, 6.06%, 8/10/2029 (b)	28,750	8,865
TOTAL SENIOR FLOATING RATE LOANS (Cost $38,053,933)		37,534,499
Shares
WARRANTS — 0.0% *
UNITED STATES — 0.0% *
Avation PLC (expiring 10/31/26) (g) (Cost $0)	4,550	2,494
	Principal Amount
U.S. GOVERNMENT AGENCY OBLIGATIONS — 34.5%
Federal Home Loan Mortgage Corp.:
2.00%, 2/1/2052	$22,483,819	17,889,810
30 day USD SOFR Average - 2.15%, 2.15%, 12/1/2051 (b)	10,068,001	9,054,877
30 day USD SOFR Average + 2.14%, 2.23%, 7/1/2051 (b)	10,512,973	9,523,965
Security Description	Principal Amount	Value
2.50%, 8/1/2050	$11,461,968	$9,602,077
2.50%, 2/1/2052	14,394,063	12,086,015
2.50%, 4/1/2052	3,308,206	2,780,202
3.00%, 6/1/2042	9,000,808	8,198,145
3.00%, 11/1/2042	4,968,214	4,534,214
3.00%, 12/1/2042	4,261,585	3,786,892
3.00%, 1/1/2045	584,073	525,398
3.00%, 4/1/2045	8,302,701	7,468,914
3.00%, 8/1/2045	4,492,220	4,025,429
3.00%, 12/1/2046	13,745,470	12,317,647
3.00%, 7/1/2047	1,606,939	1,427,944
3.00%, 10/1/2051	13,340,642	11,722,205
3.00%, 3/1/2052	5,078,029	4,400,408
3.50%, 2/1/2045	606,872	563,089
3.50%, 4/1/2045	10,331,980	9,481,660
3.50%, 6/1/2045	4,979,436	4,555,155
3.50%, 10/1/2045	5,156,037	4,716,708
3.50%, 2/1/2046	2,632,357	2,426,033
4.00%, 4/1/2045	11,294,454	10,935,587
4.00%, 7/1/2047	1,683,963	1,595,321
4.00%, 7/1/2052	11,953,550	11,148,595
4.19%, 7/1/2033	16,202,000	15,659,687
4.50%, 6/1/2044	655,253	646,776
4.80%, 1/1/2030	17,395,000	17,605,857
5.00%, 3/1/2054	2,898,795	2,862,296
5.50%, 4/1/2054	11,994,032	12,172,093
5.50%, 5/1/2054	7,295,105	7,379,051
5.50%, 7/1/2054	48,929,831	49,509,097
5.50%, 10/1/2054	33,367,555	33,652,087
5.50%, 11/1/2054	26,512,040	26,865,998
5.50%, 6/1/2055	18,808,735	18,881,673
6.00%, 3/1/2054	13,707,410	14,006,559
Federal Home Loan Mortgage Corp. REMICS:
Series 3852, Class NS, CMO, IO, REMIC, 30 day USD SOFR Average - 5.89%, 1.58%, 5/15/2041 (b)	2,373,584	217,431
Series 3889, Class VZ, CMO, REMIC, 4.00%, 7/15/2041	1,741,201	1,655,410
Series 3935, Class SJ, CMO, IO, REMIC, 30 day USD SOFR Average - 6.54%, 2.23%, 5/15/2041 (b)	133,537	1,290
Series 4319, Class ZA, 3.00%, 3/15/2044	2,926,830	2,658,324
Series 4471, Class BA, CMO, REMIC, 3.00%, 12/15/2041	220,373	218,190
Series 4504, Class CA, CMO, REMIC, 3.00%, 4/15/2044	2,207,287	2,115,538

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series 4543, Class HG, CMO, REMIC, 2.70%, 4/15/2044	$3,680,329	$3,497,365
Series 4792, Class A, CMO, REMIC, 3.00%, 5/15/2048	2,358,367	2,094,863
Series 4998, Class KF, 30 day USD SOFR Average + 0.35%, 4.66%, 8/25/2050 (b)	6,128,179	5,865,988
Series 5023, Class HI, CMO, IO, 3.00%, 10/25/2050	5,966,458	969,822
Series 5109, Class BI, CMO, IO, 3.50%, 5/25/2051	15,691,031	2,790,865
Series 5127, Class AI, CMO, IO, 3.00%, 6/25/2051	20,692,135	3,535,677
Series 5130, Class SD, CMO, IO, 2.60% - 30 day USD SOFR Average, Floor 0.00%, 0.00%, 8/25/2051 (b)	66,552,130	245,038
Series 5131, Class IG, 3.50%, 8/25/2051	9,530,666	1,781,212
Series 5152, Class MZ, CMO, 2.50%, 10/25/2051	12,079,958	6,897,196
Series 5154, Class DI, CMO, IO, 2.50%, 1/25/2050	16,311,376	2,755,956
Series 5198, Class KZ, CMO, 2.00%, 2/25/2052	19,085,607	10,894,791
Series 5243, Class IB, 3.00%, 1/25/2051	15,095,926	2,639,123
Series 5250, Class NH, 3.00%, 8/25/2052	10,000,000	8,559,313
Series 5478, Class FE, CMO, 30 day USD SOFR Average + 1.45%, 5.76%, 2/25/2054 (b)	14,025,023	14,067,737
Series 5515, Class FB, CMO, 30 day USD SOFR Average + 1.40%, 5.71%, 3/25/2055 (b)	19,643,968	19,655,942
Series 5539, Class FC, CMO, 30 day USD SOFR Average + 1.50%, 5.81%, 5/25/2055 (b)	28,322,143	28,405,619
Series 5543, Class FM, CMO, 30 day USD SOFR Average + 1.50%, 5.81%, 6/25/2055 (b)	9,389,271	9,428,649
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-HQA4, Class M2, CMO, 30 day USD SOFR Average + 2.35%, 6.66%, 12/25/2041 (a) (b)	5,000,000	5,067,871
Security Description	Principal Amount	Value
Series 2022-DNA2, Class M2, 30 day USD SOFR Average + 3.75%, 8.06%, 2/25/2042 (a) (b)	$9,500,000	$9,871,868
Series 2022-DNA3, Class M1B, 30 day USD SOFR Average + 2.90%, 7.21%, 4/25/2042 (a) (b)	20,000,000	20,597,173
Federal Home Loan Mortgage Corp. STRIPS Series 326, Class 300, CMO, 3.00%, 3/15/2044	7,642,567	6,909,615
Federal National Mortgage Association:
1.98%, 10/1/2033	18,991,059	15,892,569
2.50%, 9/1/2046	1,561,696	1,313,794
2.50%, 2/1/2047	4,027,280	3,448,941
2.50%, 6/1/2050	12,751,865	10,806,988
2.50%, 9/1/2050	11,544,857	9,667,940
2.50%, 11/1/2050	6,412,490	5,424,554
2.50%, 3/1/2051	22,858,282	19,384,721
2.50%, 2/1/2052	8,439,252	7,087,087
2.50%, 4/1/2052	14,100,798	11,826,819
2.80%, 11/1/2039	10,034,000	7,935,890
3.00%, 10/1/2041	7,118,540	6,325,613
3.00%, 3/1/2043	1,807,621	1,640,964
3.00%, 7/1/2043	1,828,447	1,642,839
3.00%, 1/1/2045	64,462	57,226
3.00%, 4/1/2045	1,088,061	962,205
3.00%, 7/1/2045	9,159,045	8,314,605
3.00%, 10/1/2046	1,919,763	1,705,922
3.00%, 2/1/2047	7,027,297	6,244,533
3.00%, 11/1/2048	4,263,371	3,788,478
3.00%, 10/1/2049	2,925,401	2,543,297
3.00%, 11/1/2051	21,187,428	18,585,988
3.00%, 5/1/2052	15,831,382	13,975,612
3.00%, 6/1/2052	30,962,438	27,003,595
3.00%, 4/1/2053	8,744,094	7,879,859
3.50%, 12/1/2034	508,440	493,477
3.50%, 2/1/2035	340,524	330,196
3.50%, 1/1/2045	4,276,755	3,908,605
3.50%, 2/1/2045	1,232,175	1,142,146
3.50%, 6/1/2045	5,164,745	4,718,246
3.50%, 11/1/2051	10,561,209	9,600,418
3.88%, 10/1/2030	11,093,413	10,904,942
4.00%, 6/1/2052	10,100,652	9,419,205
4.00%, 12/1/2052	20,734,920	19,411,169
4.10%, 8/1/2032	10,000,000	9,719,448
4.33%, 12/1/2032	10,400,000	10,077,555
4.50%, 3/1/2044	566,497	558,447
4.50%, 6/1/2044	182,433	179,834
4.50%, 7/1/2044	240,763	237,332
4.50%, 2/1/2045	360,179	355,060
30 day USD SOFR Average + 2.27%, 4.54%, 3/1/2053 (b)	17,581,841	17,358,522

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.00%, 9/1/2052	$7,362,972	$7,257,221
5.00%, 12/1/2052	10,133,657	9,983,409
5.13%, 11/1/2032	13,371,000	13,238,031
5.50%, 7/1/2053	17,173,912	17,393,820
5.50%, 4/1/2054	24,148,468	24,451,676
5.50%, 9/1/2054	31,582,646	31,977,176
5.50%, 2/1/2055	24,340,725	24,609,508
5.50%, 3/1/2055	19,363,336	19,620,256
5.76%, 4/1/2054	15,583,411	15,433,564
6.00%, 3/1/2054	20,589,238	21,288,190
6.00%, 9/1/2054	16,508,904	17,069,727
6.00%, 2/1/2055	22,197,457	22,840,402
3.00%, 6/1/2051	12,520,537	10,947,982
Federal National Mortgage Association Connecticut Avenue Securities Trust:
Series 2022-R02, Class 2M2, CMO, 30 day USD SOFR Average + 3.00%, 7.31%, 1/25/2042 (a) (b)	12,000,000	12,273,616
Series 2023-R02, Class 1M2, 30 day USD SOFR Average + 3.35%, 7.66%, 1/25/2043 (a) (b)	13,500,000	14,090,429
Federal National Mortgage Association REMICS:
Series 2010-109, Class N, CMO, REMIC, 3.00%, 10/25/2040	752,231	718,946
Series 2011-51, Class CI, CMO, IO, REMIC, 30 day USD SOFR Average - 5.89%, 1.58%, 6/25/2041 (b)	1,579,567	135,717
Series 2012-127, Class PA, CMO, REMIC, 2.75%, 11/25/2042	1,175,284	1,092,901
Series 2012-151, Class SB, CMO, REMIC, 30 day USD SOFR Average - 5.83%, 0.00%, 1/25/2043 (b)	20,907	11,044
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	17,960,971	16,664,992
Series 2013-30, Class PS, CMO, REMIC, 30 day USD SOFR Average - 5.83%, 0.00%, 4/25/2043 (b)	611,451	418,084
Series 2015-18, Class LZ, 3.00%, 4/25/2045	5,421,387	4,805,676
Series 2016-92, Class A, CMO, REMIC, 3.00%, 4/25/2042	1,788,877	1,763,788
Series 2020-1, Class LA, 4.00%, 2/25/2060	12,839,665	10,882,659
Security Description	Principal Amount	Value
Series 2020-47, Class GL, CMO, 2.00%, 5/25/2046	$7,167,597	$6,456,902
Series 2020-96, Class HI, CMO, IO, 3.00%, 1/25/2051	10,328,777	1,741,349
Series 2021-95, Class ZV, CMO, 2.50%, 1/25/2052	18,798,107	11,079,914
Series 2024-100, Class FD, CMO, 30 day USD SOFR Average + 1.45%, 5.76%, 6/25/2054 (b)	15,738,891	15,780,648
Series 2024-103, Class FM, CMO, 30 day USD SOFR Average + 1.50%, 5.81%, 1/25/2055 (b)	18,634,881	18,780,746
Series 2025-42, Class FE, CMO, 30 day USD SOFR Average + 1.55%, 5.86%, 6/25/2055 (b)	9,861,516	9,921,087
Federal National Mortgage Association-ACES:
Series 2016-M10, Class AQ2, 3.80%, 11/25/2045 (b)	5,698,000	5,041,063
Series 2019-M32, Class X2, IO, VRN, 1.24%, 10/25/2029 (b)	72,409,147	2,387,789
Series 2020-M12, 1.41%, 7/25/2029 (b)	97,257,644	3,776,887
Series 2020-M13, Class X1, IO, VRN, 1.24%, 6/25/2031 (b)	62,887,006	2,259,690
Government National Mortgage Association:
2.50%, 3/20/2051	7,468,748	6,299,828
3.00%, 2/20/2052	19,414,653	17,017,609
Series 2021-143, IO, VRN, 0.97%, 10/16/2063 (b)	80,318,816	5,077,990
Series 2021-40, IO, VRN, 0.82%, 2/16/2063 (b)	68,914,690	3,870,719
Series 2021-57, Class AI, 2.00%, 2/20/2051	7,632,960	892,567
Series 2021-60, IO, VRN, 0.83%, 5/16/2063 (b)	54,037,432	3,043,673
Series 2021-79, IO, 0.88%, 8/16/2063 (b)	75,152,565	4,504,830
Series 2021-80, IO, VRN, 0.90%, 12/16/2062 (b)	85,151,418	5,310,526
Series 2021-85, IO, VRN, 0.69%, 3/16/2063 (b)	96,472,943	4,832,321
Series 2021-99, IO, VRN, 0.58%, 5/16/2061 (b)	40,026,396	1,740,294
Series 2022-91, 0.43%, 7/16/2064 (b)	78,718,007	3,534,680
Series 2024-100, Class AI, 0.74%, 10/16/2065 (b)	60,886,745	3,908,091

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Government National Mortgage Association REMICS:
Series 2013-34, Class PL, CMO, REMIC, 3.00%, 3/20/2042	$454,961	$449,034
Series 2014-43, Class PS, CMO, IO, REMIC, 1 mo. USD Term SOFR - 6.07%, 1.75%, 7/20/2042 (b)	629,871	10,037
Series 2020-116, Class HS, CMO, IO, 1 mo. USD Term SOFR - 6.09%, 1.77%, 8/20/2050 (b)	6,035,429	816,235
Series 2020-173, Class SY, CMO, IO, 1 mo. USD Term SOFR - 6.19%, 1.87%, 11/20/2050 (b)	21,929,894	2,947,673
Series 2020-173, Class TI, CMO, IO, 2.00%, 11/20/2050	26,818,827	3,086,720
Series 2020-176, Class SL, CMO, IO, 4.89% - 1 mo. USD Term SOFR, Floor 0.00%, 0.57%, 11/20/2050 (b)	7,352,378	595,767
Series 2020-185, Class SE, CMO, IO, 1 mo. USD Term SOFR - 6.19%, 1.87%, 12/20/2050 (b)	26,754,607	3,348,667
Series 2021-1, Class IH, 2.50%, 1/20/2051	33,319,025	4,958,123
Series 2021-118, Class EI, 2.50%, 7/20/2051	12,762,851	1,345,101
Series 2021-125, Class SN, CMO, IO, 4.09% - 1 mo. USD Term SOFR, Floor 0.00%, 0.00%, 1/20/2051 (b)	6,837,721	306,068
Series 2021-137, Class IQ, 3.00%, 8/20/2051	17,891,863	2,967,902
Series 2021-159, Class IA, CMO, IO, 3.00%, 9/20/2051	6,060,616	972,772
Series 2021-196, Class IM, 3.00%, 11/20/2051	24,086,897	4,019,590
Series 2021-196, Class UI, IO, 3.00%, 11/20/2051	36,670,649	5,359,595
Series 2021-30, Class KI, 3.00%, 2/20/2051	7,460,143	1,098,179
Series 2021-44, Class IQ, 3.00%, 3/20/2051	13,842,198	2,291,682
Series 2021-8, Class KX, 3.00%, 1/20/2051	9,341,416	1,547,285
Series 2022-180, 2.50%, 6/20/2051	38,078,768	5,506,119
Series 2022-61, Class EI, 3.00%, 7/20/2051	3,183,115	531,078
Security Description	Principal Amount	Value
Series 2022-93, CMO, IO, 3.00%, 8/20/2051	$50,645,837	$5,613,308
Series 2023-19, Class GI, CMO, IO, 3.00%, 11/20/2051	35,536,234	5,298,424
Series 2024-24, Class DI, CMO, IO, 3.50%, 11/20/2051	9,969,522	1,840,665
Series 2024-79, Class CI, 3.50%, 2/20/2052	21,750,044	3,280,783
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,379,337,420)		1,323,698,795
U.S. TREASURY OBLIGATIONS — 21.4%
U.S. Treasury Notes:
0.38%, 11/30/2025	58,350,000	57,410,930
0.63%, 8/15/2030	70,150,000	59,824,797
0.75%, 3/31/2026	254,000,000	247,729,375
0.75%, 5/31/2026	66,050,000	64,099,461
0.75%, 1/31/2028	254,450,000	236,062,013
0.88%, 9/30/2026	96,500,000	92,952,871
0.88%, 11/15/2030	75,200,000	64,513,375
TOTAL U.S. TREASURY OBLIGATIONS (Cost $814,748,549)		822,592,822
MORTGAGE-BACKED SECURITIES — 13.0%
ACREC LLC Series 2025-FL3, Class A, 1 mo. USD Term SOFR + 1.31%, 5.62%, 8/18/2042 (a) (b)	1,380,000	1,374,859
American Home Mortgage Investment Trust Series 2007-1, Class GA1C, 1 mo. USD Term SOFR + 0.30%, 4.62%, 5/25/2047 (b)	4,807,466	2,636,496
Angel Oak Mortgage Trust:
Series 2025-7, Class A3, CMO, 5.92%, 6/25/2070 (a) (b)	2,100,000	2,108,879
Series 2025-7, Class M1, CMO, 6.35%, 6/25/2070 (a)	2,800,000	2,817,945
AREIT Ltd. Series 2025-CRE10, Class A, 1 mo. USD Term SOFR + 1.39%, 5.70%, 12/17/2029 (a) (b)	2,080,000	2,053,732
Banc of America Funding Trust:
Series 2006-8T2, Class A4, CMO, 6.33%, 10/25/2036 (f)	1,444,575	1,265,531
Series 2007-5, Class CA1, CMO, 6.00%, 7/25/2037	2,814,978	2,252,949

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
BBCMS Mortgage Trust:
Series 2022-C18, Class XD, 2.35%, 12/15/2055 (a) (b)	$12,094,000	$1,657,581
Series 2024-5C29, Class A3, 5.21%, 9/15/2057	1,890,000	1,926,917
BCAP LLC Trust Series 2010-RR4, Class 3212, CMO, 5.81%, 1/26/2037 (a) (b)	4,688,067	3,561,417
Benchmark Mortgage Trust Series 2024-V9, Class A3, 5.60%, 8/15/2057	1,808,000	1,868,448
BMO Mortgage Trust Series 2024-5C5, Class XA, 1.39%, 2/15/2057 (b)	36,363,398	1,465,862
BRAVO Residential Funding Trust:
Series 2022-NQM3, Class A1, 5.11%, 7/25/2062 (a) (b)	2,682,952	2,667,533
Series 2023-NQM4, Class A1, 6.44%, 5/25/2063 (a) (f)	8,704,896	8,746,026
CEDR Commercial Mortgage Trust Series 2022-SNAI, Class A, 1 mo. USD Term SOFR + 0.99%, 5.30%, 2/15/2039 (a) (b)	980,000	953,596
CFCRE Commercial Mortgage Trust Series 2016-C7, Class A3, 3.84%, 12/10/2054	1,279,000	1,261,021
ChaseFlex Trust Series 2007-3, Class 1A2, CMO , IO, 1 mo. USD Term SOFR + 0.57%, 4.89%, 7/25/2037 (b)	7,693,933	1,987,929
CHL Mortgage Pass-Through Trust:
Series 2005-J2, Class 3A14, CMO, 5.50%, 8/25/2035	591,522	426,035
Series 2007-10, Class A4, 5.50%, 7/25/2037	3,437,353	1,413,469
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	2,003,199	1,060,401
Series 2007-3, Class A1, 6.00%, 4/25/2037	2,909,377	1,328,331
Series 2007-HYB1, Class 2A1, CMO, 4.08%, 3/25/2037 (b)	875,209	770,817
CIM Trust Series 2023-R4, Class A1, 5.00%, 5/25/2062 (a) (b)	7,568,597	7,576,983
Citigroup Mortgage Loan Trust, Inc.:
Series 2007-10, Class 2A2A, CMO, 4.78%, 9/25/2037 (b)	1,557,827	1,249,871
Security Description	Principal Amount	Value
Series 2007-AR4, Class 1A1A, CMO, 4.74%, 3/25/2037 (b)	$1,066,518	$869,699
Series 2007-AR5, Class 1A2A, CMO, 5.06%, 4/25/2037 (b)	389,695	335,484
Series 2021-JL1, Class A, 2.75%, 2/27/2062 (a) (b)	451,870	436,239
CitiMortgage Alternative Loan Trust:
Series 2007-A1, Class 1A7, CMO, 6.00%, 1/25/2037	2,966,930	2,475,455
Series 2007-A3, Class 1A4, 5.75%, 3/25/2037	2,238,551	1,803,860
COLT Mortgage Loan Trust:
Series 2022-2, Class A1, 2.99%, 2/25/2067 (a) (f)	13,127,211	12,356,738
Series 2022-3, Class M1, 4.22%, 2/25/2067 (a) (b)	10,023,000	8,187,248
Series 2023-1, Class A1, 6.05%, 4/25/2068 (a) (f)	5,777,016	5,779,703
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A3, CMO, 5.25%, 6/25/2035	1,322,409	971,693
Series 2005-54CB, Class 1A1, 1 mo. USD Term SOFR + 0.76%, 5.08%, 11/25/2035 (b)	4,336,420	3,127,209
Series 2005-79CB, Class A4, CMO, 5.50%, 1/25/2036	2,809,890	1,557,565
Series 2006-24CB, Class A9, CMO, 6.00%, 8/25/2036	2,330,194	1,222,043
Series 2006-43CB, Class 1A12, CMO, 5.75%, 2/25/2037	2,174,523	1,056,396
Series 2006-OA2, Class A1, CMO, 1 mo. USD Term SOFR + 0.53%, 4.85%, 5/20/2046 (b)	1,459,602	1,363,846
Series 2007-16CB, Class 2A1, 1 mo. USD Term SOFR + 0.56%, 4.88%, 8/25/2037 (b)	6,396,124	2,098,501
Cross Mortgage Trust:
Series 2025-H5, Class A3, CMO, 5.86%, 7/25/2070 (a) (f)	1,500,000	1,505,024
Series 2025-H5, Class M1, CMO, VRN, 6.18%, 7/25/2070 (a) (b)	1,500,000	1,505,595
CSMC Mortgage-Backed Trust Series 2006-7, Class 7A7, CMO, 6.00%, 8/25/2036	1,085,812	963,206

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
CSMC Trust Series 2021-RPL9, Class A1, 3.78%, 2/25/2061 (a) (b)	$4,115,019	$4,075,209
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (a) (b)	3,634,439	3,480,306
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-AR3, Class 1A4, 1 mo. USD Term SOFR + 0.75%, 5.07%, 6/25/2037 (b)	2,561,277	2,233,306
EFMT Series 2025-NQM2, Class A3, CMO, VRN, 5.95%, 6/25/2070 (a) (b)	2,000,000	2,009,951
Ellington Financial Mortgage Trust Series 2022-3, Class A1, 5.00%, 8/25/2067 (a) (f)	4,685,721	4,713,028
Federal Home Loan Mortgage Corp. REMICS:
Series 4432, Class JZ, 3.00%, 1/15/2045	4,235,546	3,749,714
Series 4795, Class ZM, 3.50%, 6/15/2048	10,641,641	9,752,028
Series 5319, PO, 0.00%, 8/25/2050	5,722,688	3,971,638
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust:
Series 2020-2, Class MT, CMO, 2.00%, 11/25/2059	5,399,215	4,259,877
Series 2020-3, Class MT, CMO, 2.00%, 5/25/2060	8,822,461	6,830,858
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2, Class M2, CMO, 30 day USD SOFR Average + 1.80%, 6.11%, 8/25/2044 (a) (b)	18,000,000	18,035,025
Federal National Mortgage Association REMICS:
Series 2013-110, Class CO, PO, 0.00%, 12/25/2039	2,854,394	2,258,043
Series 2013-110, Class DO, PO, 0.00%, 11/25/2043	2,201,720	1,686,045
Series 2017-90, Class WF, 30 day USD SOFR Average + 0.46%, 4.77%, 11/25/2047 (b)	6,398,364	6,194,340
Series 2018-91, Class PB, 4.00%, 12/25/2048	6,434,400	6,041,261
Series 2021-86, Class MA, 2.50%, 11/25/2047	9,326,319	8,334,697
Series 2021-9, Class CA, 2.00%, 3/25/2051	10,017,079	8,286,767
Security Description	Principal Amount	Value
Series 2023-36, 2.50%, 10/25/2052	$33,625,531	$5,137,261
Series 2023-43, Class HO, PO, 0.00%, 8/25/2049	7,650,689	5,184,664
Federal National Mortgage Association-ACES Series 2022-M13, Class A1, 2.68%, 4/25/2032 (b)	18,964,341	17,969,329
First Horizon Alternative Mortgage Securities Trust:
Series 2007-FA4, Class 1A4, 6.25%, 8/25/2037	2,606,502	888,664
Series 2007-FA4, Class 1A7, 6.00%, 8/25/2037	1,824,853	597,317
GCAT Trust:
Series 2025-NQM3, Class A3, CMO, 5.96%, 5/25/2070 (a) (f)	3,000,000	3,014,905
Series 2025-NQM3, Class M1, CMO, VRN, 6.33%, 5/25/2070 (a) (b)	3,000,000	3,027,243
Government National Mortgage Association REMICS:
Series 2010-158, Class FA, 1 mo. USD Term SOFR + 0.56%, 4.88%, 12/20/2040 (b)	2,741,681	2,705,842
Series 2016-99, Class LA, 2.00%, 11/20/2043	7,979,635	6,757,488
Series 2018-91, Class FC, 1 mo. USD Term SOFR + 0.41%, 4.74%, 7/20/2048 (b)	2,333,369	2,248,092
Series 2019-6, Class LA, 3.50%, 12/20/2048	5,341,835	4,964,647
Series 2020-129, Class YI, 2.50%, 9/20/2050	9,113,170	1,226,488
Series 2020-181, Class QI, 3.00%, 12/20/2050	7,239,858	949,319
Series 2020-84, Class NT, 1.25%, 6/20/2050	3,897,327	3,029,906
Series 2021-139, Class IP, 3.00%, 8/20/2051	22,161,961	3,310,625
Series 2021-142, 3.00%, 8/20/2051	19,386,222	3,210,318
GS Mortgage Securities Trust Series 2015-GS1, Class AS, 4.04%, 11/10/2048 (b)	1,958,000	1,912,915
GSR Mortgage Loan Trust:
Series 2006-OA1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.55%, 4.87%, 8/25/2046 (b)	13,876,872	2,949,016
Series 2007-AR1, Class 2A1, 4.50%, 3/25/2047 (b)	3,855,707	2,160,766

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
HOMES Trust Series 2023-NQM1, Class A1, 6.18%, 1/25/2068 (a) (f)	$5,098,884	$5,096,370
Incref LLC Series FL1, Class A, 1 mo. USD Term SOFR + 1.73%, 6.05%, 10/19/2042 (a) (b)	1,940,000	1,944,543
IndyMac IMJA Mortgage Loan Trust Series 2007-A4, Class A1, CMO, 6.25%, 2/25/2038	21,708,324	5,484,890
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 3A1B, CMO, 3.55%, 4/25/2036 (b)	1,030,277	949,518
Lehman XS Trust Series 2006-GP2, Class 1A4, 1 mo. USD Term SOFR + 0.77%, 5.09%, 6/25/2046 (b)	5,599,803	4,287,557
LoanCore Issuer LLC Series 2025-CRE8, Class A, 1 mo. USD Term SOFR + 1.39%, 5.70%, 8/17/2042 (a) (b)	2,080,000	2,057,207
Luminent Mortgage Trust Series 2007-1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.43%, 4.75%, 11/25/2036 (b)	5,969,491	5,281,780
MF1 LLC Series 2025-FL17, Class A, 1 mo. USD Term SOFR + 1.32%, 5.63%, 2/18/2040 (a) (b)	2,080,000	2,073,571
Morgan Stanley Capital I Trust Series 2024-NSTB, Class A, VRN, 3.90%, 9/24/2057 (a) (b)	1,863,430	1,858,014
Morgan Stanley Resecuritization Trust Series 2014-R7, Class B2, CMO, 4.20%, 1/26/2051 (a) (b)	15,598,713	14,793,947
OBX Trust:
Series 2024-NQM12, Class A1, 5.48%, 7/25/2064 (a) (f)	8,339,935	8,339,509
Series 2024-NQM13, Class A2, CMO, 5.37%, 6/25/2064 (a) (f)	2,225,784	2,215,916
Series 2024-NQM6, Class A1, 6.45%, 2/25/2064 (a) (f)	4,677,080	4,722,444
Series 2024-NQM7, Class A1, 6.24%, 3/25/2064 (a) (f)	3,667,958	3,695,265
PRPM LLC:
Series 2024-4, Class A1, 6.41%, 8/25/2029 (a) (f)	4,363,007	4,401,563
Security Description	Principal Amount	Value
Series 2024-5, Class A1, CMO, 5.69%, 9/25/2029 (a) (f)	$19,407,961	$19,482,196
Series 2024-7, Class A1, CMO, 5.87%, 11/25/2029 (a) (f)	4,719,119	4,716,760
Series 2024-8, Class A1, CMO, 5.90%, 12/25/2029 (a) (f)	18,247,104	18,213,839
Series 2025-3, Class A1, CMO, 6.26%, 5/25/2030 (a) (f)	20,843,871	21,179,770
Series 2025-4, Class A1, CMO, 6.18%, 6/25/2030 (a) (f)	15,000,000	15,089,850
RALI Trust:
Series 2005-QA7, Class A22, CMO, 5.44%, 7/25/2035 (b)	1,281,631	1,234,229
Series 2005-QS13, Class 2A4, 5.75%, 9/25/2035	2,534,608	2,110,723
RBSGC Mortgage Loan Trust Series 2007-A, Class 2A2, 6.00%, 1/25/2037	2,245,781	1,976,031
Residential Asset Securitization Trust Series 2005-A16, Class A3, 6.00%, 2/25/2036	3,037,048	1,066,225
Starwood Ltd. Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.31%, 5.63%, 4/18/2038 (a) (b)	1,670,462	1,661,131
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3, CMO, 3.25%, 9/25/2036 (b)	82,328	73,490
Structured Asset Mortgage Investments II Trust:
Series 2004-AR3, Class M, CMO, 1 mo. USD Term SOFR + 0.79%, 5.11%, 7/19/2034 (b)	621,184	603,803
Series 2007-AR3, Class 1A3, 1 mo. USD Term SOFR + 0.53%, 4.85%, 9/25/2047 (b)	5,738,705	4,464,221
TBW Mortgage-Backed Trust Series 2006-6, Class A2B, 6.16%, 1/25/2037 (f)	10,042,361	2,338,246
UBS Commercial Mortgage Trust Series 2018-C8, Class C, 4.84%, 2/15/2051 (b)	1,969,000	1,792,511
Verus Securitization Trust:
Series 2022-3, Class A1, 4.13%, 2/25/2067 (a) (f)	13,897,073	13,191,745
Series 2023-3, Class A1, 5.93%, 3/25/2068 (a) (f)	2,981,497	2,981,719

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series 2023-4, Class A1, 5.81%, 5/25/2068 (a) (f)	$6,074,598	$6,073,140
Series 2024-9, Class A1, CMO, VRN, 5.44%, 11/25/2069 (a) (b)	7,467,774	7,472,332
Series 2025-4, Class A1, CMO, 5.45%, 5/25/2070 (a) (f)	24,446,467	24,518,618
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR14, Class 1A5, 4.18%, 11/25/2036 (b)	2,761,981	2,422,080
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust:
Series 2005-8, Class 2CB1, CMO, 5.50%, 10/25/2035	541,840	528,232
Series 2006-1, Class 4CB, 6.50%, 2/25/2036	4,194,120	3,302,006
Series 2006-5, Class 3A2, CMO, 6.50%, 7/25/2036 (f)	2,417,001	500,153
Series 2006-AR9, Class 2A, 1 yr. USD MTA + 0.84%, 5.24%, 11/25/2046 (b)	2,514,604	1,996,346
Series 2007-2, Class 1A3, CMO, 6.00%, 4/25/2037	3,275,060	2,651,006
Series 2007-HY1, Class A3A, CMO, 1 mo. USD Term SOFR + 0.57%, 4.89%, 2/25/2037 (b)	3,290,986	2,501,463
Wells Fargo Mortgage-Backed Securities Trust Series 2007-AR4, Class A1, CMO, 7.02%, 8/25/2037 (b)	497,463	493,124
TOTAL MORTGAGE-BACKED SECURITIES (Cost $525,204,691)		501,042,113
COMMERCIAL MORTGAGE BACKED SECURITIES — 2.4%
1345 Trust Series 2025-AOA, Class A, 1 mo. USD Term SOFR + 1.60%, 5.90%, 6/15/2030 (a) (b)	970,000	972,222
280 Park Avenue Mortgage Trust Series 2017-280P, Class A, 1 mo. USD Term SOFR + 1.18%, 5.49%, 9/15/2034 (a) (b)	1,390,000	1,376,983
ARDN Mortgage Trust Series 2025-ARCP, Class A, 1 mo. USD Term SOFR + 1.75%, 6.05%, 6/15/2035 (a) (b)	970,000	972,458
Security Description	Principal Amount	Value
Bank:
Series 2017-BNK4, Class XA, IO, 1.49%, 5/15/2050 (b)	$23,693,899	$395,021
Series 2017-BNK6, Class XA, IO, 0.92%, 7/15/2060 (b)	41,452,717	503,887
Series 2021-BN35, Class XA, IO, VRN, 1.13%, 6/15/2064 (b)	9,075,032	398,317
Bank5:
Series 2024-5YR8, Class XA, 1.13%, 8/15/2057 (b)	45,802,893	1,461,273
Series 2024-5YR9, Class A3, 5.61%, 8/15/2057	1,381,000	1,430,056
Series 2025-5YR15, Class AS, 5.76%, 6/15/2030 (b) (c)	1,340,000	1,382,297
Bank5 Trust Series 2024-5YR6, Class A3, 6.23%, 5/15/2057	1,831,000	1,926,718
BBCMS Mortgage Trust Series 2025-C32, Class XA, IO, VRN, 1.36%, 2/15/2062 (b)	16,040,932	1,334,366
Benchmark Mortgage Trust:
Series 2018-B2, Class C, VRN, 4.45%, 2/15/2051 (b)	2,186,000	1,854,665
Series 2020-B19, Class XA, IO, VRN, 1.86%, 9/15/2053 (b)	18,815,799	899,549
Series 2021-B24, Class XA, IO, VRN, 1.25%, 3/15/2054 (b)	3,357,770	145,317
Series 2024-V8, Class A1, 5.51%, 7/15/2057	1,436,662	1,465,869
Series 2024-V8, Class A3, VRN, 6.19%, 7/15/2057 (b)	1,832,000	1,931,561
Series 2025-V15, Class AS, 6.17%, 6/15/2058	1,941,000	2,037,579
BFLD Trust Series 2025-EWEST, Class C, 1 mo. USD Term SOFR + 2.10%, 6.40%, 6/15/2042 (a) (b)	970,000	970,841
BMO Mortgage Trust:
Series 2024-5C6, Class A3, 5.32%, 9/15/2057	1,878,000	1,919,885
Series 2024-5C7, Class AS, VRN, 5.89%, 11/15/2057 (b)	1,288,000	1,332,265

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class E, 1 mo. USD Term SOFR + 2.11%, 6.43%, 9/15/2036 (a) (b)	$639,427	$636,061
Series 2021-XL2, Class E, 1 mo. USD Term SOFR + 1.96%, 6.27%, 10/15/2038 (a) (b)	2,017,400	2,014,640
Series 2022-LP2, Class A, 1 mo. USD Term SOFR + 1.01%, 5.32%, 2/15/2039 (a) (b)	847,559	846,859
Series 2024-AIRC, Class A, 1 mo. USD Term SOFR + 1.69%, 6.00%, 8/15/2039 (a) (b)	1,145,449	1,148,126
Series 2024-GPA3, Class A, 1 mo. USD Term SOFR + 1.29%, 5.60%, 12/15/2039 (a) (b)	1,294,045	1,295,173
BX Trust:
Series 2019-OC11, Class E, 4.08%, 12/9/2041 (a) (b)	1,920,000	1,757,568
Series 2025-ROIC, Class C, 1 mo. USD Term SOFR + 1.54%, 5.86%, 3/15/2030 (a) (b)	1,390,000	1,376,802
BXP Trust:
Series 2017-GM, Class A, 3.38%, 6/13/2039 (a)	1,360,000	1,312,055
Series 2017-GM, Class B, VRN, 3.54%, 6/13/2039 (a) (b)	1,110,000	1,059,088
CD Mortgage Trust Series 2017-CD4, Class XA, IO, 1.37%, 5/10/2050 (b)	12,760,893	200,067
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA, IO, 1.73%, 5/10/2058 (b)	8,055,793	29,839
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class D, 4.54%, 2/10/2048 (a) (b)	250,371	239,315
Series 2015-GC33, Class C, 4.72%, 9/10/2058 (b)	1,500,000	1,298,881
Series 2015-P1, Class A5, 3.72%, 9/15/2048	899,984	897,467
Series 2016-C1, Class A4, 3.21%, 5/10/2049	1,840,000	1,816,290
Series 2016-GC36, Class XA, IO, 1.36%, 2/10/2049 (b)	18,169,569	46,570
Series 2020-555, Class E, 3.62%, 12/10/2041 (a) (b)	1,480,000	1,296,643
Security Description	Principal Amount	Value
COMM Mortgage Trust:
Series 2013-CR12, Class XA, IO, 0.67%, 10/10/2046 (b)	$1,906,277	$6,174
Series 2015-CR22, Class XA, IO, 0.37%, 3/10/2048 (b)	853,864	1,446
Series 2015-CR26, Class XA, IO, 0.99%, 10/10/2048 (b)	11,081,018	9,028
Series 2015-DC1, Class XA, IO, 0.71%, 2/10/2048 (b)	592,974	1,345
Series 2016-DC2, Class XA, IO, 1.05%, 2/10/2049 (b)	11,685,533	16,595
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, 3.85%, 6/15/2057 (b)	681,474	677,724
Series 2015-C4, Class XA, IO, 1.02%, 11/15/2048 (b)	15,464,818	13,117
Series 2017-CX10, Class XA, IO, 0.98%, 11/15/2050 (b)	46,620,636	674,719
Series 2019-C17, Class XA, IO, VRN, 1.46%, 9/15/2052 (b)	27,469,271	1,157,479
CSMC Trust:
Series 2021-B33, Class A1, 3.05%, 10/10/2043 (a)	578,483	547,371
Series 2021-B33, Class A2, 3.17%, 10/10/2043 (a)	1,410,000	1,234,392
Del Amo Fashion Center Trust Series 2017-AMO, Class A, 3.76%, 6/5/2035 (a) (b)	940,000	915,931
Extended Stay America Trust Series 2021-ESH, Class A, 1 mo. USD Term SOFR + 1.19%, 5.51%, 7/15/2038 (a) (b)	385,978	385,845
Grace Trust Series 2020-GRCE, Class D, VRN, 2.77%, 12/10/2040 (a) (b)	1,147,000	985,803
GS Mortgage Securities Corp. Trust:
Series 2018-TWR, Class A, 1 mo. USD Term SOFR + 1.20%, 5.51%, 7/15/2031 (a) (b)	283,000	229,564
Series 2018-TWR, Class D, 1 mo. USD Term SOFR + 1.90%, 6.21%, 7/15/2031 (a) (b)	650,000	39,039
Series 2018-TWR, Class E, 1 mo. USD Term SOFR + 2.40%, 6.71%, 7/15/2031 (a) (b)	650,000	64,928

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series 2018-TWR, Class F, 1 mo. USD Term SOFR + 3.10%, 7.41%, 7/15/2031 (a) (b)	$650,000	$58,493
Series 2018-TWR, Class G, 1 mo. USD Term SOFR + 4.22%, 8.53%, 7/15/2031 (a) (b)	650,000	52,058
GS Mortgage Securities Trust:
Series 2014-GC24, Class XA, IO, 0.40%, 9/10/2047 (b)	2,064,836	4,764
Series 2015-590M, Class C, VRN, 3.93%, 10/10/2035 (a) (b)	1,000,000	990,139
Series 2015-GC32, Class XA, IO, 0.72%, 7/10/2048 (b)	3,901,997	2,311
Series 2015-GC34, Class A4, 3.51%, 10/10/2048	1,880,000	1,869,177
Series 2015-GC34, Class XA, IO, 1.33%, 10/10/2048 (b)	10,203,811	18,561
Series 2015-GS1, Class XA, IO, 0.85%, 11/10/2048 (b)	20,042,959	14,071
Series 2016-GS3, Class XA, IO, 1.31%, 10/10/2049 (b)	22,630,025	184,028
Series 2017-GS7, Class XA, IO, 1.22%, 8/10/2050 (b)	37,942,504	625,374
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2015-JP1, Class XA, IO, 1.03%, 1/15/2049 (b)	12,805,553	17,502
Series 2022-NLP, Class A, 1 mo. USD Term SOFR + 0.85%, 5.16%, 4/15/2037 (a) (b)	1,757,303	1,736,427
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C25, Class XA, IO, 0.61%, 11/15/2047 (b)	907,589	924
Series 2015-C30, Class XA, IO, 0.47%, 7/15/2048 (b)	11,598,982	453
Series 2015-C31, Class A3, 3.80%, 8/15/2048	263,862	262,663
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, IO, 1.62%, 6/15/2049 (b)	14,860,888	92,486
LSTAR Commercial Mortgage Trust Series 2017-5, Class X, IO, 1.00%, 3/10/2050 (a) (b)	31,734,115	304,717
Security Description	Principal Amount	Value
Manhattan West Mortgage Trust Series 2020-1MW, Class C, VRN, 2.41%, 9/10/2039 (a) (b)	$1,300,000	$1,216,717
MHC Trust Series 2021-MHC2, Class D, 1 mo. USD Term SOFR + 1.61%, 5.93%, 5/15/2038 (a) (b)	688,000	688,000
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C28, Class XA, IO, 1.29%, 1/15/2049 (b)	17,135,712	44,896
Series 2016-C30, Class XA, IO, 1.41%, 9/15/2049 (b)	15,027,333	115,261
Series 2016-C31, Class C, 4.40%, 11/15/2049 (b)	1,835,000	1,657,363
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class XA, IO, 0.99%, 12/15/2048 (b)	19,464,790	17,216
Series 2016-UB12, Class XA, IO, 0.77%, 12/15/2049 (b)	42,948,453	268,385
Series 2016-UBS9, Class A4, 3.59%, 3/15/2049	913,000	903,656
Series 2019-L3, Class XA, IO, 0.73%, 11/15/2052 (b)	51,991,086	1,191,354
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	966,000	987,187
SFO Commercial Mortgage Trust Series 2021-555, Class A, 1 mo. USD Term SOFR + 1.26%, 5.58%, 5/15/2038 (a) (b)	1,390,000	1,380,907
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	450,000	429,841
SLG Office Trust Series 2021-OVA, Class E, 2.85%, 7/15/2041 (a)	1,450,000	1,219,918
SREIT Trust Series 2021-MFP, Class D, 1 mo. USD Term SOFR + 1.69%, 6.00%, 11/15/2038 (a) (b)	2,402,442	2,400,946
TCO Commercial Mortgage Trust Series 2024-DPM, Class C, 1 mo. USD Term SOFR + 1.99%, 6.30%, 12/15/2039 (a) (b)	1,380,000	1,376,812
TTAN Series 2021-MHC, Class B, 1 mo. USD Term SOFR + 1.21%, 5.53%, 3/15/2038 (a) (b)	492,189	491,954

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
UBS Commercial Mortgage Trust:
Series 2017-C1, Class XA, IO, 1.62%, 6/15/2050 (b)	$14,637,615	$286,388
Series 2017-C4, Class XA, IO, 1.23%, 10/15/2050 (b)	19,415,646	367,252
VEGAS Trust Series 2024-TI, Class A, 5.52%, 11/10/2039 (a)	957,000	969,341
Velocity Commercial Capital Loan Trust:
Series 2020-1, Class M3, VRN, 3.19%, 2/25/2050 (a) (b)	1,584,549	1,173,147
Series 2024-6, Class A, VRN, 5.81%, 12/25/2054 (a) (b)	5,541,550	5,562,519
Series 2025-3, Class A, VRN, 5.87%, 6/25/2055 (a) (b)	6,483,808	6,555,279
Waterfall Commercial Mortgage Trust Series 2015-SBC5, Class A, 4.10%, 9/14/2049 (a) (b)	224,939	221,485
Wells Fargo Commercial Mortgage Trust:
Series 2015-C30, Class A4, 3.66%, 9/15/2058	91,848	91,600
Series 2015-NXS2, Class XA, IO, 0.27%, 7/15/2058 (b)	3,523,275	138
Series 2015-P2, Class XA, IO, 1.05%, 12/15/2048 (b)	10,407,149	10,066
Series 2016-BNK1, Class XB, IO, VRN, 1.45%, 8/15/2049 (b)	19,849,000	252,993
Series 2016-C33, Class XA, IO, 1.70%, 3/15/2059 (b)	9,553,131	44,447
Series 2017-C38, Class XA, IO, 1.05%, 7/15/2050 (b)	32,027,254	417,297
Series 2017-RC1, Class XA, IO, 1.54%, 1/15/2060 (b)	14,912,740	258,059
Series 2025-5C4, Class A3, 5.67%, 5/15/2058	1,875,000	1,951,887
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, VRN, 5.35%, 7/15/2040 (a) (b)	1,000,000	1,013,702
Willowbrook Mall Series 2025-WBRK, Class A, 5.87%, 3/5/2035 (a) (b)	1,393,000	1,438,483
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $139,483,703)		90,181,717

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 3.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (i) (j) (Cost $151,157,708)	151,157,708	$151,157,708
TOTAL INVESTMENTS — 99.8% (Cost $3,968,456,288)		3,836,276,135
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		5,987,281
NET ASSETS — 100.0%		$3,842,263,416
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 24.4% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the securities is $175,951, representing less than 0.05% of the Fund's net assets.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2025. Maturity date shown is the final maturity.
(g)	Non-income producing security.
(h)	Position is unsettled. Contract rate was not determined at June 30, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at June 30, 2025.
*	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
MTN	Medium Term Note
PIK	Payment in Kind
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
VRN	Variable Rate Note
At June 30, 2025, the Fund had unfunded loan commitments of $80,849, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Air Comm Corp. LLC	26,539	26,704	165
Kaman Corp.	36,207	36,210	3
Sauer Brands Inc	18,103	18,235	132
	$80,849	$81,149	$300

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Note Futures (long)	6,970	09/30/2025	$1,444,142,655	$1,449,923,363	$5,780,708
5 Yr. U.S. Treasury Note Futures (long)	2,450	09/30/2025	263,709,861	267,050,000	3,340,139
U.S. Treasury Bond Futures (long)	3,300	09/19/2025	362,955,463	381,046,875	18,091,412
Ultra U.S. Treasury Bond Futures (long)	290	09/19/2025	32,836,376	34,546,250	1,709,874
					$28,922,133

During the year ended June 30, 2025, the average notional value related to long futures contracts was $1,992,586,544 and short futures contracts was $335,420,661.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$461,841,441	$22,651	$461,864,092
Asset-Backed Securities	—	438,934,211	—	438,934,211
Foreign Government Obligations	—	9,114,384	—	9,114,384
See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
U.S. Government Agency Obligations	$—	$1,323,698,795	$—	$1,323,698,795
U.S. Treasury Obligations	—	822,592,822	—	822,592,822
Mortgage-Backed Securities	—	501,042,113	—	501,042,113
Commercial Mortgage Backed Securities	—	90,181,717	—	90,181,717
Common Stocks	—	—	153,300	153,300
Senior Floating Rate Loans	—	37,534,499	—	37,534,499
Warrants	—	2,494	—	2,494
Short-Term Investment	151,157,708	—	—	151,157,708
TOTAL INVESTMENTS	$151,157,708	$3,684,942,476	$175,951	$3,836,276,135
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$300	$—	$300
Futures Contracts - Unrealized Appreciation	28,922,133	—	—	28,922,133
TOTAL OTHER FINANCIAL INSTRUMENTS:	$28,922,133	$300	$—	$28,922,433

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	100,256,362	$100,256,362	$1,521,687,225	$1,470,785,879	$—	$—	151,157,708	$151,157,708	$5,311,669
See accompanying notes to financial statements.

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SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025

	SPDR SSGA Multi-Asset Real Return ETF	SPDR SSGA Income Allocation ETF	SPDR SSGA Global Allocation ETF
ASSETS
Investments in unaffiliated issuers, at value*	$6,338,388	$3,866,138	$—
Investments in affiliated issuers, at value	546,506,739	75,426,900	287,503,101
Total Investments	552,845,127	79,293,038	287,503,101
Foreign currency, at value	—	—	—
Net cash at broker	—	—	—
Cash	—	—	—
Receivable from broker — accumulated variation margin on futures contracts	—	—	—
Receivable for investments sold	—	—	—
Receivable for fund shares sold	29,061	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—
Dividends receivable — unaffiliated issuers	—	—	158,696
Dividends receivable — affiliated issuers	1,942	1,123	40,772
Interest receivable — unaffiliated issuers	—	—	—
Securities lending income receivable — unaffiliated issuers	1,588	551	915
Securities lending income receivable — affiliated issuers	17,779	2,386	27,534
Unrealized appreciation on unfunded loan commitments	—	—	—
Receivable from Adviser	—	—	—
Receivable for foreign taxes recoverable	—	—	—
TOTAL ASSETS	552,895,497	79,297,098	287,731,018
LIABILITIES
Payable upon return of securities loaned	48,201,739	11,747,638	30,268,752
Payable for investments purchased	—	—	—
Payable for fund shares repurchased	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—
Advisory fee payable	53,774	8,694	21,198
Trustees’ fees and expenses payable	221	32	99
TOTAL LIABILITIES	48,255,734	11,756,364	30,290,049
NET ASSETS	$504,639,763	$67,540,734	$257,440,969
NET ASSETS CONSIST OF:
Paid-in capital	$573,807,802	$88,004,387	$231,087,739
Total distributable earnings (loss)	(69,168,039)	(20,463,653)	26,353,230
NET ASSETS	$504,639,763	$67,540,734	$257,440,969
NET ASSET VALUE PER SHARE
Net asset value per share	$29.14	$32.32	$46.98
Shares outstanding (unlimited amount authorized, $0.01 par value)	17,320,000	2,090,000	5,480,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$6,629,778	$3,673,492	$—
Investments in affiliated issuers	520,882,588	75,353,748	259,630,063
Total cost of investments	$527,512,366	$79,027,240	$259,630,063
Foreign currency, at cost	$—	$—	$—
* Includes investments in securities on loan, at value	$50,427,860	$17,161,536	$36,260,820
See accompanying notes to financial statements.

SPDR SSGA Ultra Short Term Bond ETF	SPDR Loomis Sayles Opportunistic Bond ETF	SPDR Nuveen Municipal Bond ETF	SPDR Nuveen Municipal Bond ESG ETF	SPDR SSGA Fixed Income Sector Rotation ETF	SPDR SSGA US Sector Rotation ETF

$577,396,550	$41,432,055	$28,078,252	$12,125,874	$—	$192,137,501
74,779,548	5,753,049	544,042	735,970	451,163,317	670,411,068
652,176,098	47,185,104	28,622,294	12,861,844	451,163,317	862,548,569
—	56,447	—	—	—	—
80,805	612,868	—	—	—	—
2,061,827	15,157	—	—	—	—
197,901	119,054	—	—	—	—
—	240,636	—	—	—	—
—	—	—	—	—	5,735
—	75	—	—	—	—
—	—	—	—	—	41,580
274,721	9,408	3,532	2,533	669	6,598
6,053,580	470,649	357,914	147,417	—	—
—	—	—	—	728	2,691
—	—	—	—	7,440	24,908
—	178	—	—	—	—
—	—	—	—	86,675	37,122
—	2,254	—	—	—	—
660,844,932	48,711,830	28,983,740	13,011,794	451,258,829	862,667,203

—	—	—	—	20,441,403	112,926,063
1,795,212	1,745,579	522,360	—	—	—
4,066,764	—	—	—	—	—
—	6,009	—	—	—	—
109,485	19,377	9,309	4,572	172,886	416,366
232	16	23	20	111	235
5,971,693	1,770,981	531,692	4,592	20,614,400	113,342,664
$654,873,239	$46,940,849	$28,452,048	$13,007,202	$430,644,429	$749,324,539

$650,267,804	$51,427,343	$31,297,706	$13,953,699	$453,638,895	$687,587,143
4,605,435	(4,486,494)	(2,845,658)	(946,497)	(22,994,466)	61,737,396
$654,873,239	$46,940,849	$28,452,048	$13,007,202	$430,644,429	$749,324,539

$40.68	$26.08	$27.10	$28.90	$25.82	$54.90
16,100,000	1,800,000	1,050,000	450,000	16,680,000	13,650,000

$575,475,172	$41,084,478	$28,168,697	$12,090,950	$—	$166,017,732
74,779,548	5,766,717	544,042	735,970	446,847,355	603,105,604
$650,254,720	$46,851,195	$28,712,739	$12,826,920	$446,847,355	$769,123,336
$—	$56,090	$—	$—	$—	$—
$—	$—	$—	$—	$29,001,341	$118,184,688

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2025

	SPDR SSGA US Equity Premium Income ETF	SPDR DoubleLine Emerging Markets Fixed Income ETF	SPDR DoubleLine Short Duration Total Return Tactical ETF
ASSETS
Investments in unaffiliated issuers, at value*	$11,372,492	$88,942,999	$252,088,785
Investments in affiliated issuers, at value	—	3,392,157	4,659,802
Total Investments	11,372,492	92,335,156	256,748,587
Foreign currency, at value	—	797	—
Net cash at broker	—	—	—
Cash	27,094	—	5,038
Receivable from broker — accumulated variation margin on futures contracts	—	—	—
Receivable for investments sold	107,680	19,561	238,661
Dividends receivable — unaffiliated issuers	4,671	—	—
Dividends receivable — affiliated issuers	91	8,200	27,718
Interest receivable — unaffiliated issuers	—	1,134,133	1,431,733
Unrealized appreciation on unfunded loan commitments	—	—	—
TOTAL ASSETS	11,512,028	93,497,847	258,451,737
LIABILITIES
Payable for investments purchased	15,892	901,590	4,287,842
Payable for fund shares repurchased	—	—	—
Written options, at value	202,160	—	—
Advisory fee payable	2,250	49,143	89,949
Trustees’ fees and expenses payable	—	37	58
TOTAL LIABILITIES	220,302	950,770	4,377,849
NET ASSETS	$11,291,726	$92,547,077	$254,073,888
NET ASSETS CONSIST OF:
Paid-in capital	$11,189,856	$103,807,350	$260,957,239
Total distributable earnings (loss)	101,870	(11,260,273)	(6,883,351)
NET ASSETS	$11,291,726	$92,547,077	$254,073,888
NET ASSET VALUE PER SHARE
Net asset value per share	$29.72	$43.05	$47.27
Shares outstanding (unlimited amount authorized, $0.01 par value)	380,000	2,150,000	5,375,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$10,662,800	$90,166,085	$254,004,750
Investments in affiliated issuers	—	3,392,157	4,659,802
Total cost of investments	$10,662,800	$93,558,242	$258,664,552
Foreign currency, at cost	$—	$651	$—
Written options premium received	$90,742	$—	$—
See accompanying notes to financial statements.

SPDR DoubleLine Total Return Tactical ETF

$3,685,118,427
151,157,708
3,836,276,135
456
575,615
289,245
28,950,562
3,351,047
—
449,995
20,285,684
300
3,890,179,039

16,076,624
30,127,096
—
1,710,649
1,254
47,915,623
$3,842,263,416

$4,406,716,237
(564,452,821)
$3,842,263,416

$40.17
95,650,000

$3,817,298,580
151,157,708
$3,968,456,288
$422
$—

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2025

	SPDR SSGA Multi-Asset Real Return ETF	SPDR SSGA Income Allocation ETF	SPDR SSGA Global Allocation ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$—	$—	$—
Dividend income — unaffiliated issuers	40,029	188,567	709
Dividend income — affiliated issuers	14,158,240	3,543,331	7,035,860
Unaffiliated securities lending income	24,220	6,555	7,421
Affiliated securities lending income	311,833	90,843	328,657
Foreign taxes withheld	—	—	—
TOTAL INVESTMENT INCOME (LOSS)	14,534,322	3,829,296	7,372,647
EXPENSES
Advisory fee	683,198	122,574	298,412
Trustees’ fees and expenses	4,342	627	2,005
Miscellaneous expenses	416	62	198
TOTAL EXPENSES	687,956	123,263	300,615
NET INVESTMENT INCOME (LOSS)	$13,846,366	$3,706,033	$7,072,032
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(15,917,304)	66,603	(4,158)
Investments — affiliated issuers	(7,610,121)	(522,381)	6,431,477
In-kind redemptions — unaffiliated issuers	(188,538)	388,236	345
In-kind redemptions — affiliated issuers	4,538,487	1,646,518	6,464,310
Forward foreign currency exchange contracts	—	—	—
Foreign currency transactions	—	—	—
Written options	—	—	—
Futures contracts	—	—	—
Swap contracts	—	—	—
Net realized gain (loss)	(19,177,476)	1,578,976	12,891,974
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	16,503,708	(142,831)	—
Investments — affiliated issuers	26,250,620	2,171,016	7,311,610
Unfunded loan commitments	—	—	—
Forward foreign currency exchange contracts	—	—	—
Foreign currency translations	—	—	—
Written options	—	—	—
Futures contracts	—	—	—
Net change in unrealized appreciation/depreciation	42,754,328	2,028,185	7,311,610
NET REALIZED AND UNREALIZED GAIN (LOSS)	23,576,852	3,607,161	20,203,584
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$37,423,218	$7,313,194	$27,275,616
See accompanying notes to financial statements.

SPDR SSGA Ultra Short Term Bond ETF	SPDR Loomis Sayles Opportunistic Bond ETF	SPDR Nuveen Municipal Bond ETF	SPDR Nuveen Municipal Bond ESG ETF	SPDR SSGA Fixed Income Sector Rotation ETF	SPDR SSGA US Sector Rotation ETF	SPDR SSGA US Equity Premium Income ETF(a)

$24,891,572	$2,611,718	$1,854,725	$1,328,453	$—	$—	$—
—	22,347	—	—	—	203,322	74,285
3,571,606	262,803	41,669	29,959	12,833,050	7,855,663	1,251
—	—	—	—	49,726	16,153	—
—	—	—	—	237,209	210,114	—
—	—	—	—	—	—	(20)
28,463,178	2,896,868	1,896,394	1,358,412	13,119,985	8,285,252	75,516

1,157,989	222,407	183,764	142,292	1,086,581	3,692,005	16,016
4,762	386	475	370	2,395	5,117	1,790
467	851	—	—	255	528	—
1,163,218	223,644	184,239	142,662	1,089,231	3,697,650	17,806
$27,299,960	$2,673,224	$1,712,155	$1,215,750	$12,030,754	$4,587,602	$57,710

1,048,847	(159,445)	(1,610,697)	(908,718)	5,844	593,599	(212,773)
—	(949)	—	—	(3,755,106)	(31,584,153)	—
—	10,664	—	—	—	49,532	177,392
—	614	—	—	1,360,104	55,596,117	—
—	(7,002)	—	—	—	—	—
—	(767)	—	—	—	—	—
—	—	—	—	—	—	(283,631)
441,083	114,086	—	—	—	—	—
—	21,946	—	—	—	—	—
1,489,930	(20,853)	(1,610,697)	(908,718)	(2,389,158)	24,655,095	(319,012)

1,567,303	532,194	636,312	(26,536)	—	26,119,769	709,692
—	(19,043)	—	—	6,967,230	(1,432,699)	—
—	178	—	—	—	—	—
—	(5,934)	—	—	—	—	—
—	(9,617)	—	—	—	—	—
—	—	—	—	—	—	(111,418)
79,361	47,119	—	—	—	—	—
1,646,664	544,897	636,312	(26,536)	6,967,230	24,687,070	598,274
3,136,594	524,044	(974,385)	(935,254)	4,578,072	49,342,165	279,262
$30,436,554	$3,197,268	$737,770	$280,496	$16,608,826	$53,929,767	$336,972

(a)	For the period September 5, 2024 (commencement of operations) through June 30, 2025.

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2025

	SPDR DoubleLine Emerging Markets Fixed Income ETF	SPDR DoubleLine Short Duration Total Return Tactical ETF	SPDR DoubleLine Total Return Tactical ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$5,340,102	$9,192,280	$171,736,778
Dividend income — affiliated issuers	63,741	420,633	5,311,669
Foreign taxes withheld	—	—	(5,023)
TOTAL INVESTMENT INCOME (LOSS)	5,403,843	9,612,913	177,043,424
EXPENSES
Advisory fee	593,343	820,018	18,490,203
Trustees’ fees and expenses	831	1,545	26,485
Miscellaneous expenses	—	—	2,737
TOTAL EXPENSES	594,174	821,563	18,519,425
NET INVESTMENT INCOME (LOSS)	$4,809,669	$8,791,350	$158,523,999
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(946,841)	517,380	(14,454,056)
Foreign currency transactions	—	—	5
Futures contracts	—	—	(18,757,600)
Net realized gain (loss)	(946,841)	517,380	(33,211,651)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	2,719,232	900,058	72,441,650
Unfunded loan commitments	—	—	246
Foreign currency translations	67	—	34
Futures contracts	—	—	12,298,673
Net change in unrealized appreciation/depreciation	2,719,299	900,058	84,740,603
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,772,458	1,417,438	51,528,952
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$6,582,127	$10,208,788	$210,052,951
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR SSGA Multi-Asset Real Return ETF		SPDR SSGA Income Allocation ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,846,366	$19,088,854	$3,706,033	$3,650,804
Net realized gain (loss)	(19,177,476)	150,758	1,578,976	(3,264,984)
Net change in unrealized appreciation/depreciation	42,754,328	21,812,701	2,028,185	3,984,636
Net increase (decrease) in net assets resulting from operations	37,423,218	41,052,313	7,313,194	4,370,456
Net equalization credits and charges	(74,818)	(462,950)	2,790	(8,841)
Distributions to shareholders	(13,666,571)	(18,919,980)	(3,583,349)	(3,403,476)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	92,325,883	213,542,662	24,734,183	10,603,168
Cost of shares redeemed	(123,568,650)	(257,182,548)	(30,851,425)	(12,815,564)
Net income equalization	74,818	462,950	(2,790)	8,841
Other capital	—	—	—	—
Net increase (decrease) in net assets from beneficial interest transactions	(31,167,949)	(43,176,936)	(6,120,032)	(2,203,555)
Contribution from affiliate (Note 6)	—	—	—	—
Net increase (decrease) in net assets during the period	(7,486,120)	(21,507,553)	(2,387,397)	(1,245,416)
Net assets at beginning of period	512,125,883	533,633,436	69,928,131	71,173,547
NET ASSETS AT END OF PERIOD	$504,639,763	$512,125,883	$67,540,734	$69,928,131
SHARES OF BENEFICIAL INTEREST:
Shares sold	3,270,000	7,910,000	770,000	350,000
Shares redeemed	(4,460,000)	(9,430,000)	(960,000)	(420,000)
Net increase (decrease) from share transactions	(1,190,000)	(1,520,000)	(190,000)	(70,000)
See accompanying notes to financial statements.

SPDR SSGA Global Allocation ETF		SPDR SSGA Ultra Short Term Bond ETF		SPDR Loomis Sayles Opportunistic Bond ETF
Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24

$7,072,032	$6,476,718	$27,299,960	$29,623,873	$2,673,224	$2,293,237
12,891,974	13,171,052	1,489,930	(788,106)	(20,853)	(614,939)
7,311,610	4,815,478	1,646,664	4,061,732	544,897	853,301
27,275,616	24,463,248	30,436,554	32,897,499	3,197,268	2,531,599
50,812	94,584	110,683	209,764	(1,344)	2,638
(7,069,621)	(6,567,105)	(27,217,896)	(29,406,186)	(2,706,520)	(2,326,244)

32,734,237	27,851,802	202,525,522	170,174,792	11,752,802	7,555,401
(33,631,131)	(37,510,624)	(128,768,436)	(149,304,276)	(2,580,472)	—
(50,812)	(94,584)	(110,683)	(209,764)	1,344	(2,638)
—	—	84,481	80,914	24,418	15,177
(947,706)	(9,753,406)	73,730,884	20,741,666	9,198,092	7,567,940
4,006	—	—	—	—	—
19,313,107	8,237,321	77,060,225	24,442,743	9,687,496	7,775,933
238,127,862	229,890,541	577,813,014	553,370,271	37,253,353	29,477,420
$257,440,969	$238,127,862	$654,873,239	$577,813,014	$46,940,849	$37,253,353

730,000	690,000	5,000,000	4,225,000	450,000	300,000
(760,000)	(930,000)	(3,175,000)	(3,700,000)	(100,000)	—
(30,000)	(240,000)	1,825,000	525,000	350,000	300,000

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Nuveen Municipal Bond ETF		SPDR Nuveen Municipal Bond ESG ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,712,155	$1,036,183	$1,215,750	$1,171,152
Net realized gain (loss)	(1,610,697)	(127,735)	(908,718)	21,762
Net change in unrealized appreciation/depreciation	636,312	1,316,187	(26,536)	431,706
Net increase (decrease) in net assets resulting from operations	737,770	2,224,635	280,496	1,624,620
Net equalization credits and charges	(49,803)	5,130	(66,233)	(1,011)
Distributions to shareholders	(1,341,814)	(1,010,342)	(1,128,841)	(1,159,558)
Return of capital	—	(166,316)	—	(31,490)
Total Distributions to shareholders	(1,341,814)	(1,176,658)	(1,128,841)	(1,191,048)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	4,134,444	6,657,476	—	2,900,625
Cost of shares redeemed	(24,508,492)	(1,376,907)	(26,290,034)	—
Net income equalization	49,803	(5,130)	66,233	1,011
Other capital	23,742	6,464	21,032	102
Net increase (decrease) in net assets from beneficial interest transactions	(20,300,503)	5,281,903	(26,202,769)	2,901,738
Net increase (decrease) in net assets during the period	(20,954,350)	6,335,010	(27,117,347)	3,334,299
Net assets at beginning of period	49,406,398	43,071,388	40,124,549	36,790,250
NET ASSETS AT END OF PERIOD	$28,452,048	$49,406,398	$13,007,202	$40,124,549
SHARES OF BENEFICIAL INTEREST:
Shares sold	150,000	250,000	—	100,000
Shares redeemed	(900,000)	(50,000)	(900,000)	—
Net increase (decrease) from share transactions	(750,000)	200,000	(900,000)	100,000
See accompanying notes to financial statements.

SPDR SSGA Fixed Income Sector Rotation ETF		SPDR SSGA US Sector Rotation ETF		SPDR SSGA US Equity Premium Income ETF
Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24	For the Period 9/5/24*- 6/30/25

$12,030,754	$7,090,172	$4,587,602	$3,678,773	$57,710
(2,389,158)	(4,928,013)	24,655,095	34,205,446	(319,012)
6,967,230	1,333,610	24,687,070	41,047,614	598,274
16,608,826	3,495,769	53,929,767	78,931,833	336,972
(2,041,972)	(805,567)	(862,536)	(1,339,238)	—
(11,856,038)	(7,036,820)	(4,517,466)	(3,767,056)	(256,885)
—	—	—	—	(475,035)
(11,856,038)	(7,036,820)	(4,517,466)	(3,767,056)	(731,920)

275,517,590	156,588,311	380,236,730	279,527,434	13,974,868
(87,578,412)	(94,666,661)	(235,770,891)	(98,370,165)	(2,288,194)
2,041,972	805,567	862,536	1,339,238	—
—	—	—	—	—
189,981,150	62,727,217	145,328,375	182,496,507	11,686,674
192,691,966	58,380,599	193,878,140	256,322,046	11,291,726
237,952,463	179,571,864	555,446,399	299,124,353	—
$430,644,429	$237,952,463	$749,324,539	$555,446,399	$11,291,726

10,710,000	6,160,000	7,430,000	6,120,000	460,000
(3,390,000)	(3,740,000)	(4,700,000)	(2,100,000)	(80,000)
7,320,000	2,420,000	2,730,000	4,020,000	380,000

*	Commencement of operations.

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR DoubleLine Emerging Markets Fixed Income ETF		SPDR DoubleLine Short Duration Total Return Tactical ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,809,669	$4,306,375	$8,791,350	$7,339,646
Net realized gain (loss)	(946,841)	(3,615,790)	517,380	(1,391,268)
Net change in unrealized appreciation/depreciation	2,719,299	6,147,150	900,058	2,869,849
Net increase (decrease) in net assets resulting from operations	6,582,127	6,837,735	10,208,788	8,818,227
Net equalization credits and charges	(54)	8,895	28,649	56,304
Distributions to shareholders	(4,811,103)	(4,169,072)	(8,618,684)	(7,257,475)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	10,681,747	13,325,342	117,436,418	53,478,868
Cost of shares redeemed	(7,446,643)	(8,066,293)	(12,905,021)	(34,963,799)
Net income equalization	54	(8,895)	(28,649)	(56,304)
Other capital	34,151	47,519	130,552	115,182
Net increase (decrease) in net assets from beneficial interest transactions	3,269,309	5,297,673	104,633,300	18,573,947
Net increase (decrease) in net assets during the period	5,040,279	7,975,231	106,252,053	20,191,003
Net assets at beginning of period	87,506,798	79,531,567	147,821,835	127,630,832
NET ASSETS AT END OF PERIOD	$92,547,077	$87,506,798	$254,073,888	$147,821,835
SHARES OF BENEFICIAL INTEREST:
Shares sold	250,000	325,000	2,500,000	1,150,000
Shares redeemed	(175,000)	(200,000)	(275,000)	(750,000)
Net increase (decrease) from share transactions	75,000	125,000	2,225,000	400,000
See accompanying notes to financial statements.

SPDR DoubleLine Total Return Tactical ETF
Year Ended 6/30/25	Year Ended 6/30/24

$158,523,999	$142,460,180
(33,211,651)	(122,341,388)
84,740,603	83,586,713
210,052,951	103,705,505
—	—
(175,503,359)	(154,475,171)

934,439,671	467,210,576
(46,213,736)	(487,208,552)
—	—
1,418,004	1,397,214
889,643,939	(18,600,762)
924,193,531	(69,370,428)
2,918,069,885	2,987,440,313
$3,842,263,416	$2,918,069,885

23,300,000	11,900,000
(1,150,000)	(12,250,000)
22,150,000	(350,000)

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR SSGA Multi-Asset Real Return ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$27.67	$26.64	$27.93	$28.52	$21.25
Income (loss) from investment operations:
Net investment income (loss) (a)	0.78	0.97	1.61	2.99	0.65
Net realized and unrealized gain (loss) (b)	1.46	1.07	(1.37)	(0.44)	7.15
Total from investment operations	2.24	2.04	0.24	2.55	7.80
Net equalization credits and charges (a)	(0.00)(c)	(0.02)	(0.02)	0.34	0.02
Other capital	—	—	—	0.00(c)	—
Distributions to shareholders from:
Net investment income	(0.77)	(0.99)	(1.51)	(3.48)	(0.55)
Net asset value, end of period	$29.14	$27.67	$26.64	$27.93	$28.52
Total return (d)	8.24%	7.63%	0.78%	10.57%	37.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$504,640	$512,126	$533,633	$468,031	$130,358
Ratios to average net assets:
Total expenses (e)	0.14%	0.13%	0.11%	0.05%	0.08%
Net investment income (loss)	2.78%	3.56%	5.79%	10.09%	2.56%
Portfolio turnover rate (f)	56%	19%	30%	38%	49%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Income Allocation ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$30.67	$30.29	$30.73	$35.62	$30.37
Income (loss) from investment operations:
Net investment income (loss) (a)	1.61	1.53	1.45	1.33	1.35
Net realized and unrealized gain (loss) (b)	1.61	0.28	(0.33)	(4.92)	5.18
Total from investment operations	3.22	1.81	1.12	(3.59)	6.53
Net equalization credits and charges	0.00(c)	(0.00)(c)	(0.02)	(0.01)	0.04
Distributions to shareholders from:
Net investment income	(1.57)	(1.43)	(1.54)	(1.29)	(1.32)
Net asset value, end of period	$32.32	$30.67	$30.29	$30.73	$35.62
Total return (d)	10.62%	6.11%	3.79%	(10.41)%	21.90%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$67,541	$69,928	$71,174	$95,559	$125,039
Ratios to average net assets:
Total expenses (e)	0.17%	0.18%	0.09%	0.12%	0.16%
Net investment income (loss)	5.03%	5.07%	4.78%	3.85%	4.02%
Portfolio turnover rate (f)	99%	73%	89%	58%	60%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Global Allocation ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$43.22	$39.98	$38.97	$46.04	$36.88
Income (loss) from investment operations:
Net investment income (loss) (a)	1.32	1.14	1.21	1.61	0.91
Net realized and unrealized gain (loss) (b)	3.74	3.24	2.14	(6.71)	9.16
Total from investment operations	5.06	4.38	3.35	(5.10)	10.07
Net equalization credits and charges	0.01	0.02	0.01	0.00(c)	(0.00)(c)
Contribution from affiliate (Note 6)	0.00(c)	—	—	—	—
Other capital (a)	—	—	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(1.31)	(1.16)	(1.51)	(1.62)	(0.91)
Net realized gains	—	—	(0.84)	(0.35)	—
Total distributions	(1.31)	(1.16)	(2.35)	(1.97)	(0.91)
Net asset value, end of period	$46.98	$43.22	$39.98	$38.97	$46.04
Total return (d)	11.86%	11.15%	9.15%	(11.58)%	27.51%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$257,441	$238,128	$229,891	$240,834	$282,690
Ratios to average net assets:
Total expenses (e)	0.13%	0.15%	0.11%	0.11%	0.17%
Net investment income (loss)	2.94%	2.78%	3.12%	3.59%	2.16%
Portfolio turnover rate (f)	139%	119%	144%	153%	110%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Ultra Short Term Bond ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$40.48	$40.25	$39.83	$40.46	$40.26
Income (loss) from investment operations:
Net investment income (loss) (a)	1.91	2.02	1.44	0.21	0.27
Net realized and unrealized gain (loss) (b)	0.19	0.18	0.18	(0.63)	0.25
Total from investment operations	2.10	2.20	1.62	(0.42)	0.52
Net equalization credits and charges (a)	0.01	0.01	0.04	(0.01)	0.00(c)
Other capital (a)	0.01	0.01	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(1.92)	(1.99)	(1.25)	(0.21)	(0.33)
Net asset value, end of period	$40.68	$40.48	$40.25	$39.83	$40.46
Total return (d)	5.34%	5.65%	4.24%	(1.05)%	1.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$654,873	$577,813	$553,370	$302,728	$402,603
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	4.72%	5.00%	3.59%	0.51%	0.67%
Portfolio turnover rate (e)	60%	65%	34%	68%	76%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Loomis Sayles Opportunistic Bond ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	For the Period 9/28/2021*- 6/30/22
Net asset value, beginning of period	$25.69	$25.63	$26.09	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.59	1.65	1.45	0.67
Net realized and unrealized gain (loss) (b)	0.43	0.09	(0.57)	(4.05)
Total from investment operations	2.02	1.74	0.88	(3.38)
Net equalization credits and charges (a)	(0.00)(c)	0.00(c)	(0.00)(c)	(0.02)
Other capital (a)	0.01	0.01	0.02	0.06
Distributions to shareholders from:
Net investment income	(1.64)	(1.69)	(1.36)	(0.57)
Net asset value, end of period	$26.08	$25.69	$25.63	$26.09
Total return (d)	8.13%	7.06%	3.58%	(11.25)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$46,941	$37,253	$29,477	$28,703
Ratios to average net assets:
Total expenses	0.51%	0.52%	0.53%	0.55%(e)
Net expenses	0.51%	0.52%	0.53%	0.51%(e)
Net investment income (loss)	6.13%	6.48%	5.62%	3.11%(e)
Portfolio turnover rate (f)	129%	77%	137%	101%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Municipal Bond ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	For the Period 2/3/21*- 6/30/21
Net asset value, beginning of period	$27.45	$26.92	$26.97	$30.11	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.03	0.60	0.51	0.17	0.07
Net realized and unrealized gain (loss) (b)	(0.54)	0.62	0.04	(2.80)	0.11
Total from investment operations	0.49	1.22	0.55	(2.63)	0.18
Net equalization credits and charges (a)	(0.03)	0.00(c)	0.01	(0.00)(c)	0.00(c)
Other capital (a)	0.01	0.00(c)	0.00(c)	0.01	0.03
Distributions to shareholders from:
Net investment income	(0.82)	(0.60)	(0.36)	(0.30)	(0.10)
Net realized gains	—	—	—	(0.22)	—
Return of capital	—	(0.09)	(0.25)	—	—
Total distributions	(0.82)	(0.69)	(0.61)	(0.52)	(0.10)
Net asset value, end of period	$27.10	$27.45	$26.92	$26.97	$30.11
Total return (d)	1.70%	4.59%	2.10%	(8.83)%	0.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$28,452	$49,406	$43,071	$35,061	$45,164
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%(e)
Net investment income (loss)	3.73%	2.23%	1.90%	0.57%	0.57%(e)
Portfolio turnover rate (f)	55%	34%	52%	49%	51%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Municipal Bond ESG ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	For the Period 4/5/2022*- 6/30/22
Net asset value, beginning of period	$29.72	$29.43	$29.51	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.09	0.89	0.77	0.14
Net realized and unrealized gain (loss) (b)	(0.86)	0.32	(0.03)	(0.57)
Total from investment operations	0.23	1.21	0.74	(0.43)
Net equalization credits and charges (a)	(0.06)	(0.00)(c)	0.00(c)	0.00(c)
Other capital (a)	0.02	0.00(c)	0.00(c)	0.03
Distributions to shareholders from:
Net investment income	(1.01)	(0.90)	(0.82)	(0.09)
Return of capital	—	(0.02)	—	—
Total distributions	(1.01)	(0.92)	(0.82)	(0.09)
Net asset value, end of period	$28.90	$29.72	$29.43	$29.51
Total return (d)	0.64%	4.18%	2.53%	(1.31)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,007	$40,125	$36,790	$32,465
Ratios to average net assets:
Total expenses	0.43%	0.43%	0.44%	0.43%(e)
Net investment income (loss)	3.67%	3.04%	2.62%	2.00%(e)
Portfolio turnover rate (f)	39%	33%	50%	5%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Fixed Income Sector Rotation ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$25.42	$25.87	$27.13	$31.31	$31.98
Income (loss) from investment operations:
Net investment income (loss) (a)	0.96	0.92	0.69	0.52	0.63
Net realized and unrealized gain (loss) (b)	0.57	(0.35)	(1.14)	(4.02)	(0.37)
Total from investment operations	1.53	0.57	(0.45)	(3.50)	0.26
Net equalization credits and charges (a)	(0.16)	(0.10)	(0.14)	(0.14)	(0.16)
Distributions to shareholders from:
Net investment income	(0.97)	(0.92)	(0.67)	(0.54)	(0.77)
Net asset value, end of period	$25.82	$25.42	$25.87	$27.13	$31.31
Total return (c)	5.43%	1.87%	(2.12)%	(11.78)%	0.29%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$430,644	$237,952	$179,572	$118,545	$82,974
Ratios to average net assets:
Total expenses (d)	0.34%	0.36%	0.36%	0.39%	0.39%
Net investment income (loss)	3.73%	3.63%	2.62%	1.76%	1.99%
Portfolio turnover rate (e)	127%	100%	110%	75%	79%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Sector Rotation ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$50.87	$43.35	$38.06	$44.38	$32.83
Income (loss) from investment operations:
Net investment income (loss) (a)	0.37	0.41	0.54	0.47	0.36
Net realized and unrealized gain (loss) (b)	4.09	7.69	5.51	(5.07)	11.62
Total from investment operations	4.46	8.10	6.05	(4.60)	11.98
Net equalization credits and charges (a)	(0.07)	(0.15)	(0.07)	(0.03)	(0.04)
Distributions to shareholders from:
Net investment income	(0.36)	(0.43)	(0.69)	(0.46)	(0.39)
Net realized gains	—	—	—	(1.23)	—
Total distributions	(0.36)	(0.43)	(0.69)	(1.69)	(0.39)
Net asset value, end of period	$54.90	$50.87	$43.35	$38.06	$44.38
Total return (c)	8.65%	18.45%	15.91%	(11.02)%	36.48%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$749,325	$555,446	$299,124	$203,245	$174,396
Ratios to average net assets:
Total expenses (d)	0.57%	0.57%	0.57%	0.54%	0.52%
Net investment income (loss)	0.71%	0.89%	1.37%	1.06%	0.89%
Portfolio turnover rate (e)	183%	194%	203%	202%	263%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Broker commission charges are not included in this calculation.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR SSGA US Equity Premium Income ETF
For the Period 9/5/24*- 6/30/25
Net asset value, beginning of period	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.22
Net realized and unrealized gain (loss) (b)	1.98
Total from investment operations	2.20
Distributions to shareholders from:
Net investment income	(0.86)
Return of capital	(1.62)
Total distributions	(2.48)
Net asset value, end of period	$29.72
Total return (c)	7.72%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,292
Ratios to average net assets:
Total expenses	0.28%(d)
Net investment income (loss)	0.90%(d)
Portfolio turnover rate (e)	43%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR DoubleLine Emerging Markets Fixed Income ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$42.17	$40.79	$41.21	$50.99	$49.09
Income (loss) from investment operations:
Net investment income (loss) (a)	2.25	2.19	1.85	1.49	1.48
Net realized and unrealized gain (loss) (b)	0.86	1.29	(0.47)	(8.60)	1.83
Total from investment operations	3.11	3.48	1.38	(7.11)	3.31
Net equalization credits and charges (a)	(0.00)(c)	0.00(c)	0.01	(0.01)	0.03
Other capital (a)	0.02	0.02	0.05	0.03	0.09
Distributions to shareholders from:
Net investment income	(2.25)	(2.12)	(1.86)	(1.47)	(1.53)
Net realized gains	—	—	—	(1.22)	—
Total distributions	—	(2.12)	(1.86)	(2.69)	(1.53)
Net asset value, end of period	$43.05	$42.17	$40.79	$41.21	$50.99
Total return (d)	7.61%	8.87%	3.63%	(14.57)%	7.09%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$92,547	$87,507	$79,532	$74,181	$123,643
Ratios to average net assets:
Total expenses	0.65%	0.65%	0.66%	0.65%	0.72%
Net expenses	0.65%	0.65%	0.66%	0.65%	0.65%
Net investment income (loss)	5.27%	5.31%	4.57%	3.12%	2.95%
Portfolio turnover rate (e)	56%	56%	48%	38%	77%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR DoubleLine Short Duration Total Return Tactical ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$46.93	$46.41	$46.59	$49.69	$49.57
Income (loss) from investment operations:
Net investment income (loss) (a)	2.27	2.30	1.68	0.69	0.68
Net realized and unrealized gain (loss) (b)	0.35	0.43	(0.22)	(2.96)	0.14
Total from investment operations	2.62	2.73	1.46	(2.27)	0.82
Net equalization credits and charges (a)	0.01	0.02	(0.01)	(0.01)	0.01
Contribution from affiliate	—	—	0.00(c)	—	—
Other capital (a)	0.03	0.04	0.02	0.07	0.01
Distributions to shareholders from:
Net investment income	(2.32)	(2.27)	(1.65)	(0.73)	(0.72)
Net realized gains	—	—	—	(0.16)	—
Total distributions	(2.32)	(2.27)	(1.65)	(0.89)	(0.72)
Net asset value, end of period	$47.27	$46.93	$46.41	$46.59	$49.69
Total return (d)	5.82%	6.14%	3.24%	(4.52)%	1.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$254,074	$147,822	$127,631	$131,605	$160,239
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.46%	0.45%	0.49%
Net expenses	0.45%	0.45%	0.46%	0.45%	0.45%
Net investment income (loss)	4.82%	4.93%	3.63%	1.41%	1.36%
Portfolio turnover rate (e)	70%	117%	34%	104%	58%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR DoubleLine Total Return Tactical ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$39.70	$40.45	$42.27	$48.46	$49.40
Income (loss) from investment operations:
Net investment income (loss) (a)	1.89	1.85	1.68	1.30	1.09
Net realized and unrealized gain (loss) (b)	0.67	(0.61)	(1.55)	(5.91)	(0.70)
Total from investment operations	2.56	1.24	0.13	(4.61)	0.39
Net equalization credits and charges (a)	—	—	—	(0.00)(c)	0.00(c)
Contribution from affiliate	—	—	—	—	0.00(c)
Other capital (a)	0.02	0.02	0.04	0.01	0.00(c)
Distributions to shareholders from:
Net investment income	(2.11)	(2.01)	(1.99)	(1.59)	(1.33)
Net asset value, end of period	$40.17	$39.70	$40.45	$42.27	$48.46
Total return (d)	6.64%	3.27%	0.49%	(9.75)%	0.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,842,263	$2,918,070	$2,987,440	$2,244,695	$3,188,671
Ratios to average net assets:
Total expenses	0.55%	0.55%	0.56%	0.55%	0.62%
Net investment income (loss)	4.72%	4.70%	4.11%	2.79%	2.22%
Portfolio turnover rate (e)	20%	120%	113%	119%	82%(e)
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2025

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust consists of thirty-four (34) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
SPDR SSGA Ultra Short Term Bond ETF
SPDR Loomis Sayles Opportunistic Bond ETF
SPDR Nuveen Municipal Bond ETF
SPDR Nuveen Municipal Bond ESG ETF
SPDR SSGA Fixed Income Sector Rotation ETF
SPDR SSGA US Sector Rotation ETF
SPDR SSGA US Equity Premium Income ETF
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR DoubleLine Total Return Tactical ETF
The SPDR SSGA Ultra Short Term Bond ETF, SPDR Nuveen Municipal Bond ESG ETF and SPDR SSGA US Equity Premium Income ETF are each classified as a non-diversified investment company. The remaining Funds are each classified as a diversified investment company under the 1940 Act.
The SPDR SSGA US Equity Premium Income ETF was formed at September 4, 2024 and commenced operations at September 5, 2024.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
•  Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for  which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting  the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2025, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gain on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

Distributions
Distributions from net investment income are declared and paid quarterly for SPDR SSGA Multi-Asset Real Return ETF, SPDR SSGA Income Allocation ETF,  SPDR SSGA Global Allocation ETF and SPDR SSGA US Sector Rotation ETF and declared and paid monthly for SPDR SSGA Ultra Short Term Bond ETF, SPDR Loomis Sayles Opportunistic Bond ETF, SPDR DoubleLine Total Return Tactical ETF, SPDR SSGA US Equity Premium Income ETF, SPDR DoubleLine Emerging Markets Fixed Income ETF, SPDR DoubleLine Short Duration Total Return Tactical ETF, SPDR SSGA Fixed Income Sector Rotation ETF, SPDR  Nuveen Municipal Bond ESG ETF and SPDR Nuveen Municipal Bond ETF.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986 (the “Internal Revenue Code”), as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Securities and Other Investments
Delayed Delivery Transactions
During the year, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Loan Agreements
The SPDR Loomis Sayles Opportunistic Bond ETF, SPDR DoubleLine Short Duration Total Return Tactical ETF and SPDR DoubleLine Total Return Tactical ETF invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
5.    Derivative Financial Instruments
Options Contracts
The Funds may purchase and write (sell) call and put options on futures. Options on futures give the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund is required to make a good faith margin deposition cash or U.S. government securities (or other eligible collateral) with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.
The Funds may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

Forward Foreign Currency Exchange Contracts
The SPDR Loomis Sayles Opportunitistic Bond ETF may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract. For the year ended June 30, 2025, the Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Swaps
Certain Funds may enter into swap agreements, in which a Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).
A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as credit default swap contracts premiums paid and credit default swap contracts premiums received, respectively, in the Statement of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Statement of Operations as realized gains or losses, respectively. When a BL OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.
A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.
A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Schedule of Investments and cash deposited is segregated and recorded on the Statement of Assets and Liabilities as due from broker. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations. For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.
Credit Default Swaps
During the year ended June 30, 2025, the SPDR Loomis Sayles Opportunistic Bond ETF engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement.
As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component.
The following tables summarize the value of the Fund's derivative instruments as of June 30, 2025, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
The following tables summarize the value of the Fund derivative instruments as of June 30, 2025, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR SSGA Ultra Short Term Bond ETF
Futures Contracts	$197,901	$—	$—	$—	$—	$197,901
SPDR Loomis Sayles Opportunistic Bond ETF
Forward Foreign Currency Exchange Contracts	—	75	—	—	—	75
Futures Contracts	119,054	—	—	—	—	119,054
SPDR DoubleLine Total Return Tactical ETF
Futures Contracts	28,950,562	—	—	—	—	28,950,562
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Loomis Sayles Opportunistic Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$6,009	$—	$—	$—	$6,009
SPDR SSGA US Equity Premium Income ETF
Written Options	—	—	—	202,160	—	202,160

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR SSGA Ultra Short Term Bond ETF
Futures Contracts	$441,083	$—	$—	$—	$—	$441,083
SPDR Loomis Sayles Opportunistic Bond ETF
Forward Foreign Currency Exchange Contracts	—	(7,002)	—	—	—	(7,002)
Futures Contracts	114,086	—	—	—	—	114,086
Swap Contracts	—	—	21,946	—	—	21,946
SPDR SSGA US Equity Premium Income ETF
Written Options	—	—	—	(283,631)	—	(283,631)
SPDR DoubleLine Total Return Tactical ETF
Futures Contracts	(18,757,600)	—	—	—	—	(18,757,600)
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR SSGA Ultra Short Term Bond ETF
Futures Contracts	$79,361	$—	$—	$—	$—	$79,361
SPDR Loomis Sayles Opportunistic Bond ETF
Forward Foreign Currency Exchange Contracts	—	(5,934)	—	—	—	(5,934)
Futures Contracts	47,119	—	—	—	—	47,119
SPDR SSGA US Equity Premium Income ETF
Written Options	—	—	—	(111,418)	—	(111,418)
SPDR DoubleLine Total Return Tactical ETF
Futures Contracts	12,298,673	—	—	—	—	12,298,673
SPDR Loomis Sayles Opportunistic Bond ETF
Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Cash Collateral Received	Net Amount
Royal Bank of Canada	$75	$(75)	$—	$—
	$75	$(75)	$—	$—
Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Cash Collateral Pledged	Net Amount
Goldman Sachs Bank USA	$(400)	$—	$—	$(400)
Royal Bank of Canada	(5,609)	75	—	(5,534)
	$(6,009)	$75	$—	$(5,934)

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

6.    Fees and Transactions with Affiliates
Advisory Fee
The Trust on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. As compensation for services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR SSGA Multi-Asset Real Return ETF	0.50%*
SPDR SSGA Income Allocation ETF	0.50*
SPDR SSGA Global Allocation ETF	0.35*
SPDR SSGA Ultra Short Term Bond ETF	0.20
SPDR Loomis Sayles Opportunistic Bond ETF	0.55*
SPDR Nuveen Municipal Bond ETF	0.40
SPDR Nuveen Municipal Bond ESG ETF	0.43
SPDR SSGA Fixed Income Sector Rotation ETF	0.50*
SPDR SSGA US Sector Rotation ETF	0.70*
SPDR SSGA US Equity Premium Income ETF	0.25
SPDR DoubleLine Emerging Markets Fixed Income ETF	0.65
SPDR DoubleLine Short Duration Total Return Tactical ETF	0.45
SPDR DoubleLine Total Return Tactical ETF	0.55
*	The Advisory fees are reduced for SPDR SSGA Multi-Asset Real Return ETF, SPDR SSGA Income Allocation ETF, SPDR SSGA Global Allocation ETF, SPDR Loomis Sayles Opportunistic Bond ETF, SPDR SSGA Fixed Income Sector Rotation ETF and SPDR SSGA US Sector Rotation ETF by the acquired fund fees and expenses and for the year ended June 30, 2025, the net annualized advisory fees were 0.14%, 0.17%, 0.12%, 0.51%, 0.34% and 0.57%, respectively.
With respect to each Fund, the Management fee is reduced by the acquired fund fees and expenses attributable to the Fund's investments in other investment companies (except acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes).
From time to time, the Adviser may waive all or a portion of it's Management fee. The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trusts's trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 11 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2025, are disclosed in the Schedules of Investments.
During the fiscal year ended June 30, 2025, SSGA FM made a contribution of $4,006 to the SPDR SSGA Global Allocation ETF related to a trading matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
7.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management Trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
8.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2025, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR SSGA Multi-Asset Real Return ETF	$—	$—	$278,041,970	$277,990,700
SPDR SSGA Income Allocation ETF	—	—	72,294,988	72,178,951
SPDR SSGA Global Allocation ETF	—	—	316,174,561	315,745,899
SPDR SSGA Ultra Short Term Bond ETF	69,922,601	—	162,777,869	205,770,901
SPDR Loomis Sayles Opportunistic Bond ETF	—	—	58,245,955	51,178,819
SPDR Nuveen Municipal Bond ETF	1,091,815	1,505,904	23,351,926	42,200,237
SPDR Nuveen Municipal Bond ESG ETF	955,338	879,304	11,050,647	37,460,968
SPDR SSGA Fixed Income Sector Rotation ETF	—	—	413,214,031	413,102,577
SPDR SSGA US Sector Rotation ETF	—	—	1,188,710,860	1,188,902,754
SPDR SSGA US Equity Premium Income ETF	—	—	5,821,290	3,473,644
SPDR DoubleLine Emerging Markets Fixed Income ETF	—	—	50,989,207	48,738,441
SPDR DoubleLine Short Duration Total Return Tactical ETF	88,920,228	41,738,874	136,282,870	80,755,816
SPDR DoubleLine Total Return Tactical ETF	875,671,194	385,653,202	878,360,377	580,858,891

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

For the year ended June 30, 2025, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR SSGA Multi-Asset Real Return ETF	$87,820,090	$118,366,251	$4,349,949
SPDR SSGA Income Allocation ETF	24,104,846	30,081,427	2,034,754
SPDR SSGA Global Allocation ETF	30,783,944	31,621,290	6,464,655
SPDR SSGA Ultra Short Term Bond ETF	4,017,470	—	—
SPDR Loomis Sayles Opportunistic Bond ETF	—	1,635,962	11,278
SPDR SSGA Fixed Income Sector Rotation ETF	275,520,822	87,565,652	1,360,104
SPDR SSGA US Sector Rotation ETF	376,835,133	233,574,115	55,645,649
SPDR SSGA US Equity Premium Income ETF	10,630,157	2,279,623	177,392
9.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
10.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required. SPDR SSGA US Equity Premium Income ETF intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for grantor trusts, adviser contributions, futures contracts mark to market, straddles, contingent payment debt instruments, in-kind transactions, paydown gain and losses, foreign currency, defaulted bonds, forward contracts mark to market, foreign bond bifurcation, swap contracts, deemed dividends on convertible debt, distributions in excess of current earnings, amortization and accretion of premium and discount for financial statement purposes, and wash sale loss deferrals. In addition, certain funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

The tax character of distributions paid during the year ended June 30, 2025, was as follows:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR SSGA Multi-Asset Real Return ETF	$13,666,571	$—	$—	$—	$13,666,571
SPDR SSGA Income Allocation ETF	3,583,349	—	—	—	3,583,349
SPDR SSGA Global Allocation ETF	7,067,378	—	2,243	—	7,069,621
SPDR SSGA Ultra Short Term Bond ETF	27,217,896	—	—	—	27,217,896
SPDR Loomis Sayles Opportunistic Bond ETF	2,706,520	—	—	—	2,706,520
SPDR Nuveen Municipal Bond ETF	67,759	1,274,055	—	—	1,341,814
SPDR Nuveen Municipal Bond ESG ETF	44,478	1,084,363	—	—	1,128,841
SPDR SSGA Fixed Income Sector Rotation ETF	11,856,038	—	—	—	11,856,038
SPDR SSGA US Sector Rotation ETF	4,517,466	—	—	—	4,517,466
SPDR SSGA US Equity Premium Income ETF	256,885	—	—	475,035	731,920
SPDR DoubleLine Emerging Markets Fixed Income ETF	4,811,103	—	—	—	4,811,103
SPDR DoubleLine Short Duration Total Return Tactical ETF	8,618,684	—	—	—	8,618,684
SPDR DoubleLine Total Return Tactical ETF	175,503,359	—	—	—	175,503,359
The tax character of distributions paid during the year ended June 30, 2024, was as follows:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR SSGA Multi-Asset Real Return ETF	$ 18,919,980	$ —	$ —	$ —	$ 18,919,980
SPDR SSGA Income Allocation ETF	3,403,476	—	—	—	3,403,476
SPDR SSGA Global Allocation ETF	6,567,105	—	—	—	6,567,105
SPDR SSGA Ultra Short Term Bond ETF	29,406,186	—	—	—	29,406,186
SPDR Loomis Sayles Opportunistic Bond ETF	2,326,244	—	—	—	2,326,244
SPDR Nuveen Municipal Bond ETF	38,661	971,681	—	166,316	1,176,658
SPDR Nuveen Municipal Bond ESG ETF	22,151	1,137,407	—	31,490	1,191,048
SPDR SSGA Fixed Income Sector Rotation ETF	7,036,820	—	—	—	7,036,820
SPDR SSGA US Sector Rotation ETF	3,767,056	—	—	—	3,767,056
SPDR SSGA US Equity Premium Income ETF	—	—	—	—	—
SPDR DoubleLine Emerging Markets Fixed Income ETF	4,169,072	—	—	—	4,169,072
SPDR DoubleLine Short Duration Total Return Tactical ETF	7,257,475	—	—	—	7,257,475
SPDR DoubleLine Total Return Tactical ETF	154,475,171	—	—	—	154,475,171
At June 30, 2025, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR SSGA Multi-Asset Real Return ETF	$555,453	$—	$(94,096,221)	$—	$24,372,729	$(69,168,039)
SPDR SSGA Income Allocation ETF	370,012	—	(20,846,026)	—	12,361	(20,463,653)
SPDR SSGA Global Allocation ETF	—	—	—	—	26,353,230	26,353,230
SPDR SSGA Ultra Short Term Bond ETF	2,403,431	—	—	318,136	1,883,868	4,605,435
SPDR Loomis Sayles Opportunistic Bond ETF	5,470	—	(4,807,774)	—	315,810	(4,486,494)
SPDR Nuveen Municipal Bond ETF	—	339,102	(3,135,840)	—	(48,920)	(2,845,658)
SPDR Nuveen Municipal Bond ESG ETF	—	78,377	(1,065,575)	—	40,701	(946,497)
SPDR SSGA Fixed Income Sector Rotation ETF	272,042	—	(25,166,972)	—	1,900,464	(22,994,466)
SPDR SSGA US Sector Rotation ETF	70,136	—	(28,563,529)	—	90,230,789	61,737,396
SPDR SSGA US Equity Premium Income ETF	—	—	(516,597)	—	618,467	101,870
SPDR DoubleLine Emerging Markets Fixed Income ETF	276,446	—	(10,219,844)	—	(1,316,875)	(11,260,273)
SPDR DoubleLine Short Duration Total Return Tactical ETF	1,130,050	—	(6,074,308)	—	(1,939,093)	(6,883,351)

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR DoubleLine Total Return Tactical ETF	$20,606,522	$—	$(444,568,422)	$—	$(140,490,921)	(564,452,821)
As of June 30, 2025, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR SSGA Multi-Asset Real Return ETF	$27,126,584	$66,969,637
SPDR SSGA Income Allocation ETF	8,823,986	12,022,040
SPDR Loomis Sayles Opportunistic Bond ETF	3,056,984	1,750,790
SPDR Nuveen Municipal Bond ETF	103,040	3,032,800
SPDR Nuveen Municipal Bond ESG ETF	351,726	713,849
SPDR SSGA Fixed Income Sector Rotation ETF	12,371,780	12,795,192
SPDR SSGA US Sector Rotation ETF	28,563,529	—
SPDR SSGA US Equity Premium Income ETF	279,656	236,941
SPDR DoubleLine Emerging Markets Fixed Income ETF	—	10,219,844
SPDR DoubleLine Short Duration Total Return Tactical ETF	2,507,081	3,567,227
SPDR DoubleLine Total Return Tactical ETF	184,574,181	259,994,241
As of June 30, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR SSGA Multi-Asset Real Return ETF	$528,472,398	$29,594,519	$5,221,790	$24,372,729
SPDR SSGA Income Allocation ETF	79,280,677	2,274,104	2,261,743	12,361
SPDR SSGA Global Allocation ETF	261,149,871	27,174,823	821,593	26,353,230
SPDR SSGA Ultra Short Term Bond ETF	650,489,739	1,988,255	104,387	1,883,868
SPDR Loomis Sayles Opportunistic Bond ETF	46,972,688	765,349	444,790	320,559
SPDR Nuveen Municipal Bond ETF	28,671,214	392,570	441,490	(48,920)
SPDR Nuveen Municipal Bond ESG ETF	12,821,143	158,001	117,300	40,701
SPDR SSGA Fixed Income Sector Rotation ETF	449,262,853	1,900,464	—	1,900,464
SPDR SSGA US Sector Rotation ETF	772,317,780	90,662,933	432,144	90,230,789
SPDR SSGA US Equity Premium Income ETF	10,642,607	966,758	348,291	618,467
SPDR DoubleLine Emerging Markets Fixed Income ETF	93,652,177	1,723,261	3,040,282	(1,317,021)
SPDR DoubleLine Short Duration Total Return Tactical ETF	258,687,680	1,264,097	3,203,190	(1,939,093)
SPDR DoubleLine Total Return Tactical ETF	4,005,689,522	42,238,207	182,729,461	(140,491,254)
11.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Funds will bear the risk of loss of any cash collateral that it may invest. The Funds receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

Street as the lending agent. Additionally, the Funds will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2025, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2025:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR SSGA Multi-Asset Real Return ETF	$ 50,427,860	$ 48,201,739	$ 3,034,648	$ 51,236,387
SPDR SSGA Income Allocation ETF	17,161,536	11,747,638	5,722,580	17,470,218
SPDR SSGA Global Allocation ETF	36,260,820	30,268,752	6,691,863	36,960,615
SPDR SSGA Fixed Income Sector Rotation ETF	29,001,341	20,441,403	9,146,250	29,587,653
SPDR SSGA US Sector Rotation ETF	118,184,688	112,926,063	7,322,670	120,248,733
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2025:
		Remaining Contractual Maturity of the Agreements as of June 30, 2025
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR SSGA Multi-Asset Real Return ETF	Mutual Funds and Exchange Traded Products	$48,201,739	$—	$—	$—	$48,201,739	$48,201,739
SPDR SSGA Income Allocation ETF	Mutual Funds and Exchange Traded Products	11,747,638	—	—	—	11,747,638	11,747,638
SPDR SSGA Global Allocation ETF	Mutual Funds and Exchange Traded Products	30,268,752	—	—	—	30,268,752	30,268,752
SPDR SSGA Fixed Income Sector Rotation ETF	Mutual Funds and Exchange Traded Products	20,441,403	—	—	—	20,441,403	20,441,403
SPDR SSGA US Sector Rotation ETF	Mutual Funds and Exchange Traded Products	112,926,063	—	—	—	112,926,063	112,926,063
12.    Line of Credit
The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $194.29 million of a $1.36 billion ($180 million of $1.26 billion prior to November 1, 2024 and $180 million of $960 million prior to October 3, 2024) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

The following Funds participate in the credit facility as of June 30, 2025:
SPDR SSGA Ultra Short Term Bond ETF
SPDR Loomis Sayles Opportunistic Bond ETF
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR DoubleLine Total Return Tactical ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Funds had no outstanding loans as of June 30, 2025.
13.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the undefined invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the undefined invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Credit Risk
The Funds may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.
14.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SSGA ACTIVE TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SPDR SSGA Multi-Asset Real Return ETF, SPDR SSGA Income Allocation ETF, SPDR SSGA Global Allocation ETF, SPDR SSGA Ultra Short Term Bond ETF, SPDR Loomis Sayles Opportunistic Bond ETF, SPDR Nuveen Municipal Bond ETF, SPDR Nuveen Municipal Bond ESG ETF, SPDR SSGA Fixed Income Sector Rotation ETF, SPDR SSGA US Sector Rotation ETF, SPDR SSGA US Equity Premium Income ETF, SPDR DoubleLine Emerging Markets Fixed Income ETF, SPDR DoubleLine Short Duration Total Return Tactical ETF and SPDR DoubleLine Total Return Tactical ETF and the Board of Trustees of SSGA Active Trust.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR SSGA Multi-Asset Real Return ETF, SPDR SSGA Income Allocation ETF, SPDR SSGA Global Allocation ETF, SPDR SSGA Ultra Short Term Bond ETF, SPDR Loomis Sayles Opportunistic Bond ETF, SPDR Nuveen Municipal Bond ETF, SPDR Nuveen Municipal Bond ESG ETF, SPDR SSGA Fixed Income Sector Rotation ETF, SPDR SSGA US Sector Rotation ETF, SPDR SSGA US Equity Premium Income ETF, SPDR DoubleLine Emerging Markets Fixed Income ETF, SPDR DoubleLine Short Duration Total Return Tactical ETF and SPDR DoubleLine Total Return Tactical ETF (collectively, the “Funds”) (thirteen of the funds constituting SSGA Active Trust (the “Trust”)), including the schedules of investments, as of June 30, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (thirteen of the funds constituting SSGA Active Trust) at June 30, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual Fund constituting the SSGA Active Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
SPDR SSGA Ultra Short Term Bond ETF
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR DoubleLine Total Return Tactical ETF
SPDR SSGA Fixed Income Sector Rotation ETF
SPDR SSGA US Sector Rotation ETF	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the five years in the period ended June 30, 2025
SPDR Loomis Sayles Opportunistic Bond ETF	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the three years in the period ended June 30, 2025 and the period from September 28, 2021 (commencement of operations) through June 30, 2022
SPDR Nuveen Municipal Bond ETF	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the four years in the period ended June 30, 2025 and the period from February 3, 2021 (commencement of operations) through June 30, 2021

SSGA ACTIVE TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Individual Fund constituting the SSGA Active Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR Nuveen Municipal Bond ESG ETF	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the three years in the period ended June 30, 2025 and the period from April 4, 2022 (commencement of operations) through June 30, 2022
SPDR SSGA US Equity Premium Income ETF	For the period from September 5, 2024 (commencement of operations) through June 30, 2025.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, brokers and others; when replies from brokers and others were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly State Street Global Advisors) investment companies since 2000.
Boston, Massachusetts
August 29, 2025

SSGA ACTIVE TRUST
OTHER INFORMATION
June 30, 2025 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2025.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2025 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Interest Dividends
Each Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Capital Gain Dividend
Long-term capital gains dividend was paid from the Following Fund during the fiscal year ended June 30, 2025:
Amount
SPDR SSGA Global Allocation ETF	$2,051,550
SPDR SSGA Ultra Short Term Bond ETF	203,927
Foreign Tax Credit
For the year ended June 30, 2025, the following Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders and accordingly have earned foreign source income:
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
Foreign Source Income
For the year ended June 30, 2025, the following funds earned foreign source income:
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2025 (Unaudited)

Tax-Exempt Income
The percentage of distributions paid by the Funds that are exempt-interest distributions are as follows:
Percentage
SPDR Nuveen Municipal Bond ETF	94.95%
SPDR Nuveen Municipal Bond ESG ETF	96.06%

SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2025 (Unaudited)

Board Considerations Regarding Renewal of Investment Advisory Agreement
At a meeting held on May 14-15, 2025, the Board of Trustees of the Trust (the “Board”) evaluated a proposal to approve for an additional one year period the Investment Advisory Agreement (the “Advisory Agreement” or “Agreement”) between SSGA Active Trust (“SSAT”) and the Adviser with respect to the series of SSAT (except the SPDR SSGA U.S. Equity Premium Income ETF) (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. The Board submitted additional questions and met with representatives of the Adviser and affiliated service providers both on April 17th and again on May 13th to discuss matters related to the Board’s evaluation of the Advisory Agreement and provide the Trustees an opportunity to ask additional questions. In deciding whether to approve the Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, the proposed cost of those services in relation to the services provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the SPDR ETFs, and extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Investment Management (formerly known as “State Street Global Advisors”), through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity and fixed income exchange-traded funds with index-based investment objectives, as well as actively managed exchange-traded funds. The Board also considered the Adviser’s role in overseeing third party sub-advisers, as applicable.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the analysis of investment performance, in absolute terms, was more complex for the actively managed funds. The Board focused on the extent to which each index-based SPDR ETF achieved its objective as a passively managed index fund and reviewed information regarding such SPDR ETF’s index tracking. To the extent such tracking was not consistent with management’s expectations, the Trustees sought additional information about steps being taken to address the positive or negative tracking differences. The Board compared the investment performance of each actively managed series of SSAT to the performance of a group of comparable funds (net of expenses) (Performance Group) obtained from Broadridge Financial Solutions, Inc. (Broadridge) and/or to the performance of an appropriate benchmark index (gross of expenses) provided by the Adviser. Among other information, the Board considered the following performance information over various periods ended December 31, 2024 in its evaluation of each series of SSAT:
SPDR DoubleLine Short Duration Total Return Tactical ETF. The Board considered that the Fund outperformed the median of its Performance Group for the 1- and 3-year periods, but underperformed the median of its Performance Group for the 5-year period. In addition, the Board considered that the Fund outperformed its benchmark index for the 1-, 3- and 5-year periods.

SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2025 (Unaudited)

SPDR DoubleLine Total Return Tactical ETF. The Board considered that the Fund outperformed the median of its Performance Group for the 1- and 3-year periods, but underperformed the median of its Performance Group for the 5-year period. In addition, the Board considered that the Fund outperformed its benchmark index for the 1-, 3- and 5-year periods.
SPDR DoubleLine Emerging Markets Fixed Income ETF. The Board considered that the Fund underperformed the median of its Performance Group for the 1-, 3- and 5-year periods. In addition, the Board considered that the Fund underperformed its benchmark index for the 1-, 3- and 5-year periods.
SPDR Loomis Sayles Opportunistic Bond ETF. The Board considered that the Fund underperformed the median of its Performance Group for the 1- and 3-year periods. In addition, the Board considered that the Fund outperformed its benchmark index for the 1- and 3-year periods. The Board also considered that the Fund underperformed a composite index the Fund seeks to outperform for the 1- and 3-year periods.
SPDR Nuveen Municipal Bond ETF. The Board considered that the Fund underperformed the median of its Performance Group for the 1- and 3-year periods. The Board also considered that the Fund outperformed its benchmark index for the 1-year period, but underperformed its benchmark index for the 3-year period.
SPDR Nuveen Municipal Bond ESG ETF. The Board considered that the Fund commenced operations on April 4, 2022 and that performance information was provided for only a short operating history of the Fund. The Board considered that the Fund underperformed the median of its Performance Group for the 1-year period but outperformed its benchmark index for the 1-year period.
SPDR SSGA Fixed Income Sector Rotation ETF. The Board considered that the Fund underperformed the median of its Performance Group for the 1- , 3- and 5-year periods. In addition, the Board considered that the Fund underperformed its benchmark index for the 1-, 3- and 5-year periods.
SPDR SSGA Global Allocation ETF. The Board considered that the Fund outperformed the median of its Performance Group for the 1-, 3- , 5- and 10-year periods. In addition, the Board considered that the Fund underperformed its benchmark index for the 1-, 3-, 5- and 10-year  periods.  The Board also considered the Fund’s performance against certain other indexes that reflect other asset classes the Fund may have exposure to from time to time indirectly through the Fund’s investments in exchange traded products.
SPDR SSGA Income Allocation ETF. The Board considered that the Fund outperformed the median of its Performance Group for the 1-, 3- and 10-year periods and had an annualized total return equal to the median of its Performance Group for the 5-year period. In addition, the Board considered that the Fund underperformed its benchmark index for the 1-, 3-, 5- and 10-year periods.  The Board also considered the Fund’s performance against certain other indexes that reflect other asset classes the Fund may have exposure to from time to time indirectly through the Fund’s investments in exchange traded products.
SPDR SSGA Multi-Asset Real Return ETF. The Board considered that the Fund underperformed the median of its Performance Group for the 1- and 3-year periods, but outperformed the median of its Performance Group for the 5-year period. In addition, the Board considered that the Fund outperformed its benchmark index for 1-, 3-, 5- and  10-year periods. The Board also considered the Fund’s performance against certain other indexes that reflect other asset classes the Fund may have exposure to from time to time indirectly through the Fund’s investments in exchange traded products.
SPDR SSGA Ultra Short Term Bond ETF. The Board considered that the Fund underperformed the median of its Performance Group for the 1-, 3- and 5-year periods, and had an annualized total return equal to the median of its Performance Group for the 10-year period. In addition, the Board considered that the Fund underperformed its benchmark index for the 1- and 3-year periods, but outperformed its benchmark index for the 5- and 10-year periods.
SPDR SSGA U.S. Sector Rotation ETF. The Board considered that the Fund underperformed the median of its Performance Group for the 1-, 3-, and 5-year periods. In addition, the Board considered that the Fund underperformed its benchmark index for the 1-, 3- and 5-year periods.
In those instances where the Board observed underperformance for an extended period of time, the Trustees discussed with management those factors that contributed to such underperformance and steps being taken in response to such factors, where appropriate. They noted that they further had an opportunity to discuss such underperformance with the sub-advisers to certain of the Funds or the Adviser’s Investment Solutions Group, as applicable, during meetings throughout the year.

SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2025 (Unaudited)

Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on each SPDR ETF’s historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss with representatives of the Adviser and State Street Investment Management, methodologies used in computing costs that formed the bases of profitability calculations
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds with a similar strategy that are actively managed with respect to the series of SSAT. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds, which may include characteristics of a Fund’s investment strategy that differ from such other similar funds. In their assessment of the reasonableness of the fee, the Trustees noted that the fees for many services to the Funds are paid from the unitary fee.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trusts.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF does not provide for breakpoints as assets of the SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees initially, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreement for each SPDR ETF. In approving the continuance of the Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Advisory Agreement are fair and reasonable and that the continuance of the Advisory Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly for those SPDR ETFs measured against an index, the index tracking, of each SPDR ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trusts’ relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trusts. The Independent Trustees were advised by their independent counsel throughout the process.
Board Considerations Regarding Renewal of Investment Sub-Advisory Agreements
With respect to each sub-advisory agreement, the Board considered various factors, including the nature, extent and quality of services provided by each sub-adviser with respect to the sub-advised funds under that sub-advisory agreement and the investment performance of such sub-advised funds. The Board further considered the portion of the current advisory fee that the Adviser would continue to pay to each sub-adviser under its respective sub-advisory agreement and also considered that such fees would reflect the respective responsibilities of the Adviser and sub-adviser, would continue to be paid directly by the Adviser, and would not

SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2025 (Unaudited)

result in increased fees payable by the sub-advised funds.
DoubleLine Capital LP (“DoubleLine”) Sub-Advisory Agreement
The Board considered the background and experience of senior management at DoubleLine and, in particular, DoubleLine’s experience in investing in fixed income securities. The Board reviewed the performance of SPDR DoubleLine Short Duration Total Return Tactical ETF, SPDR DoubleLine Total Return Tactical ETF and SPDR DoubleLine Emerging Markets Fixed Income ETF, each sub-advised by DoubleLine (the “DoubleLine Funds”), noting that for each of the SPDR DoubleLine Short Duration Total Return Tactical ETF and the SPDR DoubleLine Total Return Tactical ETF, the Funds outperformed the median of its Performance Group for the 1- and 3-year periods, but underperformed the median of its Performance Group for the 5-year period. The Board also noted that the SPDR DoubleLine Emerging Markets Fixed Income ETF underperformed the median of its Performance Group for the 1-, 3- and 5-year periods, but considered management’s explanation of those factors that contributed to such underperformance and the steps being taken in response to such factors. The Board also considered the unitary fee paid to the Adviser by each DoubleLine Fund and DoubleLine’s fees paid by the Adviser. The Board also considered whether DoubleLine benefited in other ways from its relationship with SSAT.
After weighing the foregoing factors, as well as the relevant factors discussed in relation to the Double-Line Sub-Advisory Agreement between DoubleLine and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the DoubleLine Sub-Advisory Agreement for each DoubleLine Fund. In approving the continuance of the DoubleLine Sub-Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the DoubleLine Sub-Advisory Agreement, with respect to each Fund, are fair and reasonable and that the continuance of the DoubleLine Sub-Advisory Agreement is in the best interests of each DoubleLine Fund and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by DoubleLine with respect to each DoubleLine Fund were adequate and appropriate; (b) the performance of each DoubleLine Fund had been satisfactory; (c) DoubleLine’s fees for each DoubleLine Fund and the unitary fee, considered in relation to the services provided, were reasonable; (d) any additional potential benefits to DoubleLine were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to DoubleLine adequately shared the economies of scale with each Fund by way of the relatively low fee structure of SSAT. The Independent Trustees were advised by their independent counsel throughout the process.
Loomis, Sayles & Company, L.P. (“Loomis”) Sub-Advisory Agreement
The Board considered the background and experience of senior management at Loomis and, in particular, Loomis’s experience in investing in fixed income securities. The Board reviewed the performance of the SPDR Loomis Sayles Opportunistic Bond ETF sub-advised by Loomis (the “Loomis Fund”), noting that the Loomis Fund underperformed the median of its Performance Group for the 1-and 3-year periods.  The Trustees considered management’s explanation of those factors that contributed to the Loomis Fund’s underperformance and the steps being taken in response to such factors. The Board also considered the unitary fee paid to the Adviser by the Loomis Fund and Loomis’s fees paid by the Adviser. The Board also considered whether Loomis benefited in other ways from its relationship with SSAT.
After weighing the foregoing factors, as well as the relevant factors discussed in relation to the Loomis Sub-Advisory Agreement between Loomis and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Loomis Sub-Advisory Agreement for the Loomis Fund. In approving the continuance of the Loomis Sub-Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Loomis Sub-Advisory Agreement, with respect to the Fund, are fair and reasonable and that the continuance of the Loomis Sub-Advisory Agreement is in the best interests of the Loomis Fund and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by Loomis with respect to the Loomis Fund were adequate and appropriate; (b) the performance of the Loomis Fund had been satisfactory; (c) Loomis’s fees for the Loomis Fund and the unitary fee, considered in relation to the services provided, were reasonable; (d) any additional potential benefits to Loomis were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to Loomis adequately shared the economies of scale with each Fund by way of the relatively low fee structure of SSAT. The Independent Trustees were advised by their independent counsel throughout the process.

SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2025 (Unaudited)

Nuveen Asset Management, LLC (“Nuveen”) Sub-Advisory Agreement
The Board considered the background and experience of Nuveen’s senior management and, in particular, Nuveen’s experience in investing in municipal securities. The Board reviewed the performance of the SPDR Nuveen Municipal Bond ETF and the SPDR Nuveen Municipal Bond ESG ETF, each of which is sub-advised by Nuveen (the “Nuveen Funds”). For those funds tracking an index, the Board found the tracking error to be acceptable.  The Board noted that the SPDR Nuveen Municipal Bond ETF, an actively-managed ETF, had underperformed the median of its Performance Group for the 1- and 3-year periods. The Trustees considered management’s explanation of those factors that contributed to the Fund’s underperformance and the steps being taken in response to such factors. The Board noted that the SPDR Nuveen Municipal Bond ESG ETF, an actively-managed ETF, had a relatively short operating history during which it had underperformed, but no action was recommended given this relatively short operating history. The Board also considered the unitary fee paid to the Adviser by each Nuveen Fund and Nuveen’s fees paid by the Adviser. The Board also considered whether Nuveen benefited in other ways from its relationship with the SPDR Series Trust (“SST”) and SSAT.
After weighing the foregoing factors, as well as the relevant factors discussed in relation to the Nuveen Sub-Advisory Agreement between Nuveen and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the continuation of the Nuveen Sub-Advisory Agreement for the Nuveen Funds. In approving the continuance of the Nuveen Sub-Advisory Agreement, the Board, including the Independent Trustees voting separately, found that, with respect to each Nuveen Fund, the terms of the Nuveen Sub-Advisory Agreement are fair and reasonable and that the continuance of the Nuveen Sub-Advisory Agreement is in the best interests of each Nuveen Fund and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by Nuveen with respect to the Nuveen Funds were appropriate; (b) the performance and, more importantly for those Nuveen Funds measured against an index, the index tracking, of the Nuveen Fund had been satisfactory; (c) Nuveen’s fees for each Nuveen Fund and the unitary fee, considered in relation to the services provided, were reasonable; (d) any additional potential benefits to Nuveen were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to Nuveen adequately shared the economies of scale with each applicable Nuveen Fund by way of the relatively low fee structure of SST and SSAT. The Independent Trustees were advised by their independent counsel throughout the process.

Annual Financial Statements and Other Information
June 30, 2025
SSGA Active Trust
SPDR Blackstone High Income ETF
SPDR Blackstone Senior Loan ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 38.6%
ADVERTISING SERVICES — 0.3%
Neptune Bidco U.S., Inc. 2022 USD Term Loan B 3 mo. USD Term SOFR + 5.00%, 9.33%, 4/11/2029 (a)	$527,530	$500,304
Planet U.S. Buyer LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.33%, 2/7/2031 (a)	520,309	523,105
Wasserman Media Group LLC Term Loan B (b)	375,000	375,938
		1,399,347
AEROSPACE & DEFENSE — 0.4%
Air Comm Corp. LLC 2024 Term Loan 3 mo. USD Term SOFR + 3.00%, 7.30%, 12/11/2031 (a)	867,051	872,470
Kaman Corp. 2025 Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.08%, 2/26/2032 (a)	593,966	594,013
		1,466,483
AIRLINES — 0.2%
American Airlines, Inc. 2025 Term Loan B (b)	131,835	132,857
JetBlue Airways Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 4.75%, 9.07%, 8/27/2029 (a)	827,438	779,140
		911,997
APPAREL — 0.7%
ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.58%, 12/21/2028 (a)	765,072	765,608
Beach Acquisition Bidco LLC USD Term Loan B (b)	1,500,000	1,509,375
Champ Acquisition Corp. 2024 Term Loan B 6 mo. USD Term SOFR + 4.00%, 8.17%, 11/25/2031 (a)	286,375	288,344
S&S Holdings LLC:
2024 Term Loan 1 mo. USD Term SOFR + 5.00%, 9.32%, 10/1/2031 (a)	253,515	243,454
Term Loan 1 mo. USD Term SOFR + 5.00%, 9.42%, 3/11/2028 (a)	22,676	22,272
		2,829,053
Security Description	Principal Amount	Value
AUTO COMPONENTS — 0.0% *
BBB Industries LLC 2022 Term Loan 3 mo. USD Term SOFR + 5.25%, 9.65%, 7/25/2029 (a)	$163,578	$140,537
AUTO PARTS & EQUIPMENT — 0.3%
First Brands Group LLC 2022 Incremental Term Loan 3 mo. USD Term SOFR + 5.00%, 9.54%, 3/30/2027 (a)	387,108	366,382
Tenneco, Inc.:
2022 Term Loan A 3 mo. USD Term SOFR + 4.75%, 9.06%, 11/17/2028 (a)	293,887	286,847
2022 Term Loan B 3 mo. USD Term SOFR + 5.00%, 9.42%, 11/17/2028 (a)	460,801	450,778
		1,104,007
BUILDING MATERIALS — 0.4%
Cornerstone Building Brands, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.66%, 4/12/2028 (a)	638,754	572,218
LHS Borrower LLC 2022 Term Loan B 1 mo. USD Term SOFR + 4.75%, 9.18%, 2/16/2029 (a)	987,573	910,216
		1,482,434
CAPITAL MARKETS — 0.4%
Aretec Group, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.83%, 8/9/2030 (a)	1,283,733	1,287,508
Focus Financial Partners LLC 2025 Incremental Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.08%, 9/15/2031 (a)	331,279	330,949
		1,618,457
CHEMICALS — 0.3%
SCIH Salt Holdings, Inc. 2021 Incremental Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.28%, 1/31/2029 (a)	1,126,128	1,127,829
COMMERCIAL SERVICES — 3.7%
AlixPartners LLP 2021 USD Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.94%, 2/4/2028 (a)	249,349	250,566
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.18%, 5/12/2028 (a)	1,658,251	1,668,026

See accompanying notes to financial statements.
1

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Ankura Consulting Group LLC 2024 Repriced Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.80%, 12/29/2031 (a)	$1,128,016	$1,128,721
Anticimex International AB 2024 Term Loan B6 3 mo. USD Term SOFR + 3.40%, 7.66%, 11/16/2028 (a)	467,026	469,478
APFS Staffing Holdings, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 4.25%, 8.58%, 12/29/2028 (a)	266,435	249,450
Belfor Holdings, Inc. 2025 USD Term Loan B3 1 mo. USD Term SOFR + 3.00%, 7.33%, 11/1/2030 (a)	331,212	332,040
Camelot U.S. Acquisition LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.08%, 1/31/2031 (a)	151,251	149,881
CHG Healthcare Services, Inc. 2024 Term Loan B1 3 mo. USD Term SOFR + 3.00%, 7.33%, 9/29/2028 (a)	59,120	59,392
Ensemble RCM LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.28%, 8/1/2029 (a)	228,542	229,692
Fugue Finance BV 2025 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.58%, 1/9/2032 (a)	628,658	633,178
Garda World Security Corp. 2025 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.31%, 2/1/2029 (a)	781,795	784,179
Grant Thornton Advisors LLC:
2025 Delayed Draw Term Loan 1 mo. USD Term SOFR + 2.75%, 7.08%, 6/2/2031 (a)	20,109	20,116
2025 Incremental Term Loan 1 mo. USD Term SOFR + 3.00%, 7.33%, 6/2/2031 (a)	170,000	170,489
2025 Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.08%, 6/2/2031 (a)	62,347	62,370
KUEHG Corp. 2025 Term Loan (b)	1,458,257	1,460,649
Mavis Tire Express Services Corp. 2025 Repriced Term Loan 3 mo. USD Term SOFR + 3.00%, 7.33%, 5/4/2028 (a)	1,412,600	1,413,680
OMNIA Partners LLC 2024 Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.03%, 7/25/2030 (a)	1,038,339	1,041,475
Security Description	Principal Amount	Value
PG Investment Co. 59 SARL Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.05%, 3/26/2031 (a)	$178,030	$178,742
Prime Security Services Borrower LLC 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.00%, 6.32%, 10/13/2030 (a)	498,747	499,557
Raven Acquisition Holdings LLC:
Delayed Draw Term Loan	140,141	94,447
Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 11/19/2031 (a)	1,955,911	1,956,644
Ryan LLC Term Loan 1 mo. USD Term SOFR + 3.50%, 7.83%, 11/14/2030 (a)	636,647	638,289
Spring Education Group, Inc. Term Loan 3 mo. USD Term SOFR + 4.00%, 8.30%, 10/4/2030 (a)	118,200	118,837
Thevelia U.S. LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.30%, 6/18/2029 (a)	142,715	143,013
Trans Union LLC 2024 Term Loan B8 (b)	398,992	399,581
TTF Holdings LLC 2024 Term Loan 6 mo. USD Term SOFR + 3.75%, 8.00%, 7/18/2031 (a)	196,399	195,294
VT Topco, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.33%, 8/9/2030 (a)	239,397	240,191
Wand NewCo 3, Inc. 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.83%, 1/30/2031 (a)	86,122	85,837
WEX, Inc. 2024 Term Loan B2 (b)	249,372	249,630
		14,923,444
COMMUNICATIONS EQUIPMENT — 0.1%
Zayo Group Holdings, Inc. USD Term Loan 1 mo. USD Term SOFR + 3.00%, 7.44%, 3/9/2027 (a)	401,481	382,930
COMPUTERS — 2.3%
Access CIG LLC 2023 Term Loan 6 mo. USD Term SOFR + 4.25%, 8.38%, 8/18/2028 (a)	717,099	721,301
Ahead DB Holdings LLC 2024 Term Loan B3 3 mo. USD Term SOFR + 3.00%, 7.30%, 2/3/2031 (a)	111,457	111,689

See accompanying notes to financial statements.
2

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Bingo Holdings I LLC Term Loan B (b)	$730,000	$719,736
Clover Holdings 2 LLC Term Loan B 3 mo. USD Term SOFR + 4.00%, 8.31%, 12/9/2031 (a)	560,000	561,574
Imprivata, Inc. 2024 Term Loan 3 mo. USD Term SOFR + 3.50%, 7.78%, 12/1/2027 (a)	448,864	451,451
Ivanti Software, Inc. 2025 Newco Term Loan 3 mo. USD Term SOFR + 5.75%, 10.08%, 6/1/2029 (a)	64,675	66,696
McAfee LLC 2024 USD 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.32%, 3/1/2029 (a)	1,586,745	1,544,268
Peraton Corp. Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.18%, 2/1/2028 (a)	440,893	390,466
Sandisk Corp. Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.32%, 2/20/2032 (a)	906,768	903,368
Twitter, Inc. Term Loan 1 mo. USD Term SOFR + 6.50%, 10.93%, 10/26/2029 (a)	2,047,818	2,003,185
Virtusa Corp. 2024 Term Loan B (b)	498,737	499,485
Vision Solutions, Inc. 2021 Incremental Term Loan 3 mo. USD Term SOFR + 4.00%, 8.54%, 4/24/2028 (a)	1,368,847	1,303,143
		9,276,362
CONSTRUCTION & ENGINEERING — 0.2%
Apple Bidco LLC 2025 Term Loan (b)	181,259	181,146
Cube Industrials Buyer, Inc. 2024 Term Loan 3 mo. USD Term SOFR + 3.25%, 7.52%, 10/17/2031 (a)	139,650	140,566
DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.50%, 7.94%, 3/31/2028 (a)	142,055	142,494
Radar Bidco SARL 2024 USD Term Loan 3 mo. USD Term SOFR + 3.50%, 7.79%, 4/4/2031 (a)	310,660	312,894
		777,100
Security Description	Principal Amount	Value
CONSTRUCTION MATERIALS — 0.1%
Groundworks LLC:
2024 Delayed Draw Term Loan 1 mo. USD Term SOFR + 3.00%, 7.32%, 3/14/2031 (a)	$16,308	$16,325
2024 Term Loan 1 mo. USD Term SOFR + 3.00%, 7.32%, 3/14/2031 (a)	553,803	554,357
Quikrete Holdings, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.58%, 2/10/2032 (a)	43,168	43,162
		613,844
CONTAINERS & PACKAGING — 1.8%
Berlin Packaging LLC 2024 Term Loan B7 3 mo. USD Term SOFR + 3.50%, 7.82%, 6/7/2031 (a)	965,306	970,347
Charter NEX U.S., Inc. 2024 Term Loan B1 1 mo. USD Term SOFR + 2.75%, 7.06%, 11/29/2030 (a)	493	495
Clydesdale Acquisition Holdings, Inc.:
2025 Delayed Draw Term Loan 1 mo. USD Term SOFR + 3.25%, 7.58%, 4/1/2032 (a)	593	591
2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 4/1/2032 (a)	1,130,241	1,127,104
Term Loan B 1 mo. USD Term SOFR + 3.18%, 7.50%, 4/13/2029 (a)	381,198	380,874
Graham Packaging Co., Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.83%, 8/4/2027 (a)	250,000	250,721
Iris Holding, Inc. Term Loan 3 mo. USD Term SOFR + 4.75%, 9.13%, 6/28/2028 (a)	1,510,170	1,472,333
Proampac PG Borrower LLC 2024 Term Loan 3 mo. USD Term SOFR + 4.00%, 8.26%, 9/15/2028 (a)	880,619	885,132
SupplyOne, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.83%, 4/21/2031 (a)	227,131	228,246
TricorBraun Holdings, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.25%, 7.69%, 3/3/2028 (a)	1,276,713	1,276,828

See accompanying notes to financial statements.
3

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Trident TPI Holdings, Inc. 2024 Term Loan B7 3 mo. USD Term SOFR + 3.75%, 8.05%, 9/15/2028 (a)	$844,401	$830,790
		7,423,461
DISTRIBUTION/WHOLESALE — 0.3%
BCPE Empire Holdings, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 12/11/2030 (a)	616,900	614,124
Fluid-Flow Products, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.55%, 3/31/2028 (a)	307,550	308,155
Windsor Holdings III LLC 2025 USD Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.07%, 8/1/2030 (a)	135,362	135,553
		1,057,832
DIVERSIFIED FINANCIAL SERVICES — 1.4%
Advisor Group, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.83%, 8/17/2028 (a)	200,418	201,111
Apex Group Treasury LLC 2025 USD Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.82%, 2/27/2032 (a)	869,244	867,344
Citco Funding LLC 2024 Term Loan B (b)	154,280	155,206
Corpay Technologies Operating Co. LLC Term Loan B5 1 mo. USD Term SOFR + 1.75%, 6.08%, 4/28/2028 (a)	249,373	249,685
Edelman Financial Center LLC:
2024 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.25%, 9.58%, 10/6/2028 (a)	340,000	341,827
2024 Term Loan 1 mo. USD Term SOFR + 3.00%, 7.33%, 4/7/2028 (a)	1,088,201	1,090,623
Eisner Advisory Group LLC 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 8.33%, 2/28/2031 (a)	499,755	502,566
Hudson River Trading LLC 2024 Term Loan B (b)	748,116	751,273
Janney Montgomery Scott LLC Term Loan 6 mo. USD Term SOFR + 3.25%, 7.47%, 11/28/2031 (a)	136,800	137,521
Security Description	Principal Amount	Value
Kestra Advisor Services Holdings A, Inc. 2024 Repriced Term Loan 1 mo. USD Term SOFR + 3.00%, 7.33%, 3/22/2031 (a)	$521,815	$522,196
Mermaid Bidco, Inc. 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.51%, 7/3/2031 (a)	1,036,666	1,039,258
		5,858,610
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
Altice France SA 2023 USD Term Loan B14 3 mo. USD Term SOFR + 5.50%, 9.76%, 8/15/2028 (a)	611,658	555,759
CommScope, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 5.25%, 9.58%, 12/17/2029 (a)	1,450,000	1,463,481
Delta TopCo, Inc.:
2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.25%, 9.57%, 11/29/2030 (a)	150,000	151,078
2025 Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.07%, 11/30/2029 (a)	1,211,851	1,204,598
Lumen Technologies, Inc. 2024 Extended Term Loan B1 1 mo. USD Term SOFR + 2.35%, 6.79%, 4/16/2029 (a)	619,161	612,585
Viavi Solutions, Inc. Term Loan B (b)	560,000	560,876
		4,548,377
ENTERTAINMENT — 0.6%
Bally's Corp. 2021 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.78%, 10/2/2028 (a)	106,958	94,925
CE Intermediate I LLC 2025 Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.45%, 3/25/2032 (a)	375,737	376,207
EOC Borrower LLC Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.33%, 3/24/2032 (a)	400,000	401,000
Herschend Entertainment Co. LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.57%, 5/27/2032 (a)	430,000	433,539
Scientific Games Holdings LP 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.28%, 4/4/2029 (a)	494,291	494,437

See accompanying notes to financial statements.
4

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
UFC Holdings LLC 2024 Term Loan B 3 mo. USD Term SOFR + 2.25%, 6.57%, 11/21/2031 (a)	$2,256	$2,265
Voyager Parent LLC Term Loan B (b)	783,350	776,386
		2,578,759
ENVIRONMENTAL CONTROL — 0.4%
Madison IAQ LLC 2025 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.56%, 5/6/2032 (a)	880,000	883,481
Reworld Holding Corp.:
Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.56%, 11/30/2028 (a)	509,305	510,833
Term Loan C 1 mo. USD Term SOFR + 2.25%, 6.56%, 11/30/2028 (a)	39,415	39,533
		1,433,847
FINANCIAL SERVICES — 0.1%
AqGen Island Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.33%, 8/2/2028 (a)	557,138	558,879
Chrysaor Bidco SARL USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.24%, 10/30/2031 (a)	46,324	46,691
		605,570
FOOD PRODUCTS — 0.2%
Fiesta Purchaser, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 2/12/2031 (a)	326,655	327,905
Froneri Lux Finco SARL 2024 USD Term Loan B4 6 mo. USD Term SOFR + 2.00%, 6.24%, 9/30/2031 (a)	249,375	247,194
Solina Bidco 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.57%, 3/12/2029 (a)	283,864	285,861
		860,960
GROUND TRANSPORTATION — 0.7%
AIT Worldwide Logistics, Inc. 2025 Repriced Term Loan 3 mo. USD Term SOFR + 4.00%, 8.26%, 4/8/2030 (a)	796,873	799,961
Forward Air Corp. Term Loan B 3 mo. USD Term SOFR + 4.50%, 8.78%, 12/19/2030 (a)	350,000	348,486
Security Description	Principal Amount	Value
Stonepeak Nile Parent LLC Term Loan B 3 mo. USD Term SOFR + 1.75%, 9.25%, 4/9/2032 (a)	$350,000	$351,575
Worldwide Express Operations LLC 2024 Term Loan B 3 mo. USD Term SOFR + 4.00%, 8.30%, 7/26/2028 (a)	1,385,487	1,387,247
		2,887,269
HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Auris Luxembourg III SARL 2024 Term Loan B4 6 mo. USD Term SOFR + 3.75%, 7.88%, 2/28/2029 (a)	1,043,207	1,043,206
Embecta Corp. Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.33%, 3/30/2029 (a)	140,094	139,657
Hanger, Inc.:
2024 Delayed Draw Term Loan 1 mo. USD Term SOFR + 3.50%, 7.83%, 10/23/2031 (a)	49,601	7,445
2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.83%, 10/23/2031 (a)	384,417	385,507
Medline Borrower LP 2024 USD Add-on Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.58%, 10/23/2028 (a)	512,477	511,885
Resonetics LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.57%, 6/18/2031 (a)	482,764	483,657
		2,571,357
HEALTH CARE PROVIDERS & SERVICES — 2.5%
Electron BidCo, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 2.75%, 7.08%, 11/1/2028 (a)	56,210	56,417
Global Medical Response, Inc. 2024 PIK Term Loan 3 mo. USD Term SOFR + 4.75%, 0.75%, 10/31/2028 (a)	1,991,138	1,996,394
MED ParentCo LP 2025 Term Loan B (b)	1,177,100	1,183,197
Midwest Physician Administrative Services LLC 2021 Term Loan 3 mo. USD Term SOFR + 3.00%, 7.81%, 3/12/2028 (a)	562,407	525,851
Outcomes Group Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.08%, 5/6/2031 (a)	93,805	94,479

See accompanying notes to financial statements.
5

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Parexel International Corp. 2025 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.83%, 11/15/2028 (a)	$959,622	$960,971
Radiology Partners, Inc.:
2024 Extended Term Loan B 3 mo. USD Term SOFR + 5.00%, 9.59%, 1/31/2029 (a)	250,354	257,691
2025 Term Loan (b)	2,250,000	2,234,531
Team Health Holdings, Inc. 2022 Term Loan B 3 mo. USD Term SOFR + 5.25%, 9.53%, 3/2/2027 (a)	2,306,807	2,298,872
U.S. Fertility Enterprises LLC:
2024 Delayed Draw Term Loan 3 mo. USD Term SOFR + 4.50%, 8.78%, 10/11/2031 (a)	21,739	21,902
2024 Term Loan 6 mo. USD Term SOFR + 4.50%, 8.80%, 10/11/2031 (a)	475,870	479,439
		10,109,744
HOME FURNISHINGS — 0.5%
AI Aqua Merger Sub, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.32%, 7/31/2028 (a)	1,874,073	1,873,529
HOUSEWARES — 0.3%
American Greetings Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 5.75%, 10.08%, 10/30/2029 (a)	594,315	596,309
Hunter Douglas, Inc. 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.55%, 1/20/2032 (a)	626,433	624,998
		1,221,307
INSURANCE — 3.4%
Acrisure LLC 2024 1st Lien Term Loan B6 1 mo. USD Term SOFR + 3.00%, 7.33%, 11/6/2030 (a)	1,206,436	1,205,019
Alera Group, Inc.:
2025 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.50%, 9.83%, 5/30/2033 (a)	300,000	306,188
2025 Term Loan 3 mo. USD Term SOFR + 3.25%, 7.58%, 5/31/2032 (a)	1,000,000	1,004,125
AmWINS Group, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.58%, 1/30/2032 (a)	74,750	74,860
Security Description	Principal Amount	Value
AssuredPartners, Inc. 2024 Incremental Term Loan B5 1 mo. USD Term SOFR + 3.50%, 7.83%, 2/14/2031 (a)	$1,271,868	$1,276,491
Asurion LLC:
2021 Second Lien Term Loan B4 1 mo. USD Term SOFR + 5.25%, 9.69%, 1/20/2029 (a)	886,499	824,790
2021 Term Loan B9 1 mo. USD Term SOFR + 3.25%, 7.69%, 7/31/2027 (a)	446,195	446,318
2022 Term Loan B10 1 mo. USD Term SOFR + 4.00%, 8.43%, 8/19/2028 (a)	583,120	575,872
2023 Term Loan B11 1 mo. USD Term SOFR + 4.25%, 8.68%, 8/19/2028 (a)	273,818	271,299
2024 Term Loan B12 1 mo. USD Term SOFR + 4.25%, 8.58%, 9/19/2030 (a)	491,501	479,943
2025 Term Loan B13 1 mo. USD Term SOFR + 4.25%, 8.58%, 9/19/2030 (a)	70,000	68,093
Baldwin Insurance Group Holdings LLC 2024 Repriced Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.31%, 5/26/2031 (a)	149,001	149,311
BroadStreet Partners, Inc. 2024 Term Loan B4 1 mo. USD Term SOFR + 3.00%, 7.33%, 6/13/2031 (a)	1,479,112	1,482,551
Howden Group Holdings Ltd.:
2024 USD 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.33%, 2/15/2031 (a)	1,482,120	1,488,434
2024 USD Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.83%, 4/18/2030 (a)	197,975	199,280
Sedgwick Claims Management Services, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.33%, 7/31/2031 (a)	963,422	967,974
Trucordia Insurance Holdings LLC Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.56%, 6/14/2032 (a)	1,500,000	1,504,687
Truist Insurance Holdings LLC:
2024 Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.05%, 5/6/2031 (a)	735,367	736,592

See accompanying notes to financial statements.
6

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
2nd Lien Term Loan 3 mo. USD Term SOFR + 4.75%, 9.05%, 5/6/2032 (a)	$558,587	$558,587
		13,620,414
INTERNET & TELECOM — 1.3%
Endure Digital, Inc. 2024 CoOp Term Loan 1 mo. USD Term SOFR + 3.50%, 7.93%, 2/10/2028 (a)	774,224	561,557
Go Daddy Operating Co. LLC:
2024 Term Loan B7 1 mo. USD Term SOFR + 1.75%, 6.08%, 5/30/2031 (a)	2,261	2,266
2024 Term Loan B8 (b)	249,372	249,803
ION Trading Technologies SARL 2024 Term Loan B (b)	1,243,758	1,246,053
MH Sub I LLC 2023 Term Loan 1 mo. USD Term SOFR + 4.25%, 8.58%, 5/3/2028 (a)	796,156	748,386
Plano HoldCo, Inc. Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.80%, 10/2/2031 (a)	134,663	128,266
Proofpoint, Inc.:
2024 Term Loan 1 mo. USD Term SOFR + 3.00%, 7.33%, 8/31/2028 (a)	948,510	950,207
2025 Fungible Term Loan (b)	500,000	500,895
PUG LLC 2024 Extended Term Loan B 1 mo. USD Term SOFR + 4.75%, 9.08%, 3/15/2030 (a)	785,265	764,322
TripAdvisor, Inc. Term Loan 1 mo. USD Term SOFR + 2.75%, 7.08%, 7/8/2031 (a)	49,249	49,188
		5,200,943
INVESTMENT COMPANIES — 0.0% *
AAL Delaware Holdco, Inc. 2025 Term Loan 1 mo. USD Term SOFR + 2.75%, 7.08%, 7/30/2031 (a)	14,141	14,175
LEISURE TIME — 0.1%
LC AHAB U.S. Bidco LLC Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.33%, 5/1/2031 (a)	348,989	349,209
LODGING — 0.2%
Fertitta Entertainment LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.83%, 1/27/2029 (a)	775,355	775,386
Security Description	Principal Amount	Value
MACHINERY — 0.2%
Arcline FM Holdings LLC 2025 Term Loan 6 mo. USD Term SOFR + 3.50%, 7.58%, 6/24/2030 (a)	$200,000	$201,152
TK Elevator Midco GmbH 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.24%, 4/30/2030 (a)	420,886	422,464
		623,616
MEDIA — 1.6%
Cengage Learning, Inc. 2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.83%, 3/24/2031 (a)	1,539,487	1,544,968
Cogeco Communications Finance USA LP 2023 Incremental Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.94%, 9/1/2028 (a)	152,685	152,224
Coral-U.S. Co-Borrower LLC:
2021 Term Loan B6 1 mo. USD Term SOFR + 3.00%, 7.43%, 10/15/2029 (a)	261,333	260,698
2025 Term Loan B7 3 mo. USD Term SOFR + 3.25%, 7.51%, 2/2/2032 (a)	262,818	260,435
DirecTV Financing LLC 2024 Term Loan 3 mo. USD Term SOFR + 5.25%, 9.79%, 8/2/2029 (a)	494,079	491,159
Gray Television, Inc. 2021 Term Loan D 1 mo. USD Term SOFR + 3.00%, 7.44%, 12/1/2028 (a)	540,812	525,018
McGraw-Hill Global Education Holdings LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 8/6/2031 (a)	725,824	729,152
MJH Healthcare Holdings LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 1/29/2029 (a)	212,947	213,834
Nexstar Media, Inc. 2025 Term Loan B5 (b)	200,000	199,875
Radiate Holdco LLC 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.69%, 9/25/2026 (a)	156,865	156,865
Virgin Media Bristol LLC:
2023 USD Term Loan Y 6 mo. USD Term SOFR + 3.18%, 7.37%, 3/31/2031 (a)	374,396	370,120

See accompanying notes to financial statements.
7

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
USD Term Loan N 1 mo. USD Term SOFR + 2.50%, 6.93%, 1/31/2028 (a)	$1,563,431	$1,546,158
		6,450,506
METAL FABRICATE & HARDWARE — 0.1%
Crosby U.S. Acquisition Corp. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.83%, 8/16/2029 (a)	334,494	336,156
METALS & MINING — 0.1%
Flame Newco LLC 2023 Exit PIK Term Loan 1 mo. USD Term SOFR + 4.00%, 4.00%, 6/30/2028 (a)	218,296	217,479
MISCELLANEOUS MANUFACTURER — 0.1%
Touchdown Acquirer, Inc. 2025 USD Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.08%, 2/21/2031 (a)	447,753	448,313
PERSONAL PRODUCTS — 0.3%
Opal Bidco SAS USD Term Loan B (b)	1,223,240	1,230,663
PHARMACEUTICALS — 1.0%
Gainwell Acquisition Corp. Term Loan B 3 mo. USD Term SOFR + 4.00%, 8.40%, 10/1/2027 (a)	1,833,148	1,770,363
HLF Financing SARL LLC 2024 8th Amendment Term Loan B 1 mo. USD Term SOFR + 6.75%, 11.08%, 4/12/2029 (a)	1,107,925	1,124,195
Padagis LLC Term Loan B 3 mo. USD Term SOFR + 4.75%, 9.27%, 7/6/2028 (a)	26,676	25,075
Southern Veterinary Partners LLC 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 3.25%, 7.53%, 12/4/2031 (a)	1,319,725	1,322,916
		4,242,549
PIPELINES — 0.3%
Freeport LNG Investments LLLP 2025 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.52%, 12/21/2028 (a)	761,931	763,679
Oryx Midstream Services Permian Basin LLC 2025 Term Loan B (b)	349,123	349,430
Security Description	Principal Amount	Value
TransMontaigne Operating Co. LP Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 11/17/2028 (a)	$148,683	$149,468
		1,262,577
REAL ESTATE — 0.4%
CoreLogic, Inc. Term Loan 1 mo. USD Term SOFR + 3.50%, 7.94%, 6/2/2028 (a)	1,566,761	1,552,809
RETAIL — 3.2%
EG Group Ltd. 2024 Term Loan B 3 mo. USD Term SOFR + 4.25%, 8.58%, 2/7/2028 (a)	1,096,484	1,102,844
Flynn Restaurant Group LP 2025 Incremental Term Loan 1 mo. USD Term SOFR + 3.75%, 8.08%, 1/28/2032 (a)	1,100,017	1,100,446
Foundation Building Materials Holding Co. LLC:
2021 Term Loan 3 mo. USD Term SOFR + 3.25%, 7.79%, 1/31/2028 (a)	141,377	140,052
2024 Term Loan B2 3 mo. USD Term SOFR + 4.00%, 8.28%, 1/29/2031 (a)	189,612	186,158
Great Outdoors Group LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 1/23/2032 (a)	1,622,457	1,622,717
Harbor Freight Tools USA, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.58%, 6/11/2031 (a)	662,431	649,527
IRB Holding Corp. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.83%, 12/15/2027 (a)	1,745,614	1,747,438
K-Mac Holdings Corp. 2025 Term Loan 1 mo. USD Term SOFR + 3.25%, 7.58%, 7/21/2028 (a)	342,438	344,472
LBM Acquisition LLC 2024 Incremental Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.16%, 6/6/2031 (a)	348,986	327,175
Michaels Cos., Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 8.81%, 4/17/2028 (a)	314,381	264,277
Park River Holdings, Inc. Term Loan 3 mo. USD Term SOFR + 3.25%, 7.80%, 12/28/2027 (a)	605,312	590,933

See accompanying notes to financial statements.
8

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Petco Health & Wellness Co., Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.81%, 3/3/2028 (a)	$1,072,169	$990,512
PetSmart, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.18%, 2/11/2028 (a)	936,621	929,011
Restoration Hardware, Inc.:
2022 Incremental Term Loan 1 mo. USD Term SOFR + 3.25%, 7.68%, 10/20/2028 (a)	42,019	41,102
Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.94%, 10/20/2028 (a)	797,529	777,539
Spencer Spirit IH LLC 2024 Term Loan B 1 mo. USD Term SOFR + 4.75%, 9.06%, 7/15/2031 (a)	234,547	233,521
Staples, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 5.75%, 10.03%, 9/4/2029 (a)	594,025	549,684
Tacala LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.83%, 1/31/2031 (a)	610,223	613,988
Whatabrands LLC 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.83%, 8/3/2028 (a)	448,872	449,572
White Cap Buyer LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 10/19/2029 (a)	247,475	246,501
		12,907,469
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Instructure Holdings, Inc.:
2024 2nd Lien Term Loan 6 mo. USD Term SOFR + 5.00%, 9.21%, 11/12/2032 (a)	80,000	80,883
2024 Term Loan 6 mo. USD Term SOFR + 3.00%, 7.21%, 11/13/2031 (a)	448,069	449,066
		529,949
SHIPBUILDING — 0.1%
LSF11 Trinity Bidco, Inc. 2024 1st Lien Term Loan 1 mo. USD Term SOFR + 3.00%, 7.32%, 6/14/2030 (a)	522,860	525,475
Security Description	Principal Amount	Value
SOFTWARE — 6.2%
Applied Systems, Inc. 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 2.50%, 6.80%, 2/24/2031 (a)	$99,749	$100,302
Apttus Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.78%, 5/8/2028 (a)	191,766	192,677
Ascend Learning LLC:
2021 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.75%, 10.18%, 12/10/2029 (a)	67,843	68,098
2025 Repriced Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.33%, 12/11/2028 (a)	946,985	947,918
AthenaHealth Group, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.08%, 2/15/2029 (a)	632,529	632,608
BCPE Pequod Buyer, Inc. USD Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 11/25/2031 (a)	39,756	39,870
Boxer Parent Co., Inc.:
2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.75%, 10.08%, 7/30/2032 (a)	125,000	121,954
2025 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.33%, 7/30/2031 (a)	1,480,822	1,473,321
Cast & Crew Payroll LLC 2021 Incremental Term Loan 1 mo. USD Term SOFR + 3.75%, 8.08%, 12/29/2028 (a)	398,249	377,449
Central Parent, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.55%, 7/6/2029 (a)	1,404,856	1,176,637
Cloud Software Group, Inc.:
2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.80%, 3/29/2029 (a)	1,723,327	1,726,651
2024 USD Term Loan 3 mo. USD Term SOFR + 3.75%, 8.05%, 3/21/2031 (a)	581,139	582,772
ConnectWise LLC 2021 Term Loan B (b)	249,354	250,939
Cornerstone OnDemand, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.75%, 8.08%, 10/16/2028 (a)	734,805	691,407

See accompanying notes to financial statements.
9

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Cotiviti Corp.:
2024 Term Loan 1 mo. USD Term SOFR + 2.75%, 7.07%, 5/1/2031 (a)	$291,350	$290,349
2025 2nd Amendment Term Loan 1 mo. USD Term SOFR + 2.75%, 7.07%, 3/26/2032 (a)	313,819	312,708
DCert Buyer, Inc. 2019 Term Loan B 1 mo. USD Term SOFR + 4.00%, 8.33%, 10/16/2026 (a)	92,995	92,317
ECI Macola Max Holding LLC 2024 Term Loan 3 mo. USD Term SOFR + 3.25%, 7.55%, 5/9/2030 (a)	275,364	277,058
EP Purchaser LLC 2021 Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.06%, 11/6/2028 (a)	142,442	140,269
Flash Charm, Inc. 2024 Term Loan 3 mo. USD Term SOFR + 3.50%, 7.78%, 3/2/2028 (a)	238,285	224,112
Flexera Software LLC 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 3.00%, 7.31%, 3/3/2028 (a)	354,845	355,543
Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B (b)	250,000	250,242
Genuine Financial Holdings LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 9/27/2030 (a)	99,249	94,584
IQN Holding Corp. 2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.25%, 9.55%, 7/16/2032 (a)	95,000	95,989
Ivanti Software, Inc.:
2025 1st Lien Term Loan 3 mo. USD Term SOFR + 4.75%, 9.06%, 6/1/2029 (a)	459,319	383,102
2025 2nd Lien Term Loan (b)	133,911	81,016
Javelin Buyer, Inc. 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 3.25%, 7.58%, 12/5/2031 (a)	299,250	300,839
Mitchell International, Inc.:
2024 1st Lien Term Loan 1 mo. USD Term SOFR + 3.25%, 7.58%, 6/17/2031 (a)	1,436,098	1,436,572
2024 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.25%, 9.58%, 6/17/2032 (a)	135,000	133,346
Security Description	Principal Amount	Value
Modena Buyer LLC Term Loan 3 mo. USD Term SOFR + 4.50%, 8.78%, 7/1/2031 (a)	$248,522	$239,979
Particle Investments SARL 2024 Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.08%, 3/28/2031 (a)	98,750	99,491
Planview Parent, Inc. 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 3.50%, 7.80%, 12/17/2027 (a)	950,274	926,874
PointClickCare Technologies, Inc. 2024 USD Term Loan B 6 mo. USD Term SOFR + 3.25%, 7.42%, 11/3/2031 (a)	313,425	315,190
Polaris Newco LLC USD Term Loan B 3 mo. USD Term SOFR + 3.75%, 8.29%, 6/2/2028 (a)	909,849	887,922
Project Alpha Intermediate Holding, Inc.:
2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.55%, 10/26/2030 (a)	1,006,917	1,012,792
2025 2nd Lien Incremental Term Loan 3 mo. USD Term SOFR + 5.00%, 9.30%, 5/9/2033 (a)	200,000	199,250
Project Boost Purchaser LLC 2025 Refinancing Term Loan 3 mo. USD Term SOFR + 3.00%, 7.30%, 7/16/2031 (a)	805,181	807,492
Project Leopard Holdings, Inc. 2022 USD Term Loan B 3 mo. USD Term SOFR + 5.25%, 9.63%, 7/20/2029 (a)	458,961	418,228
Project Ruby Ultimate Parent Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.44%, 3/10/2028 (a)	1,367,152	1,370,283
RealPage, Inc. 1st Lien Term Loan 3 mo. USD Term SOFR + 3.00%, 7.56%, 4/24/2028 (a)	1,009,015	1,003,218
Rocket Software, Inc. 2023 USD Term Loan B 1 mo. USD Term SOFR + 4.25%, 8.58%, 11/28/2028 (a)	1,847,684	1,854,059
Skopima Merger Sub, Inc. 2024 Repriced Term Loan 1 mo. USD Term SOFR + 3.75%, 8.08%, 5/12/2028 (a)	681,350	673,378

See accompanying notes to financial statements.
10

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Sovos Compliance LLC 2025 Term Loan B 1 mo. USD Term SOFR + 4.00%, 8.33%, 8/13/2029 (a)	$617,192	$620,963
Surf Holdings LLC 2025 Incremental Term Loan 1 mo. USD Term SOFR + 3.50%, 7.94%, 3/5/2027 (a)	784,119	788,024
UKG, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.31%, 2/10/2031 (a)	865,795	870,041
		24,937,833
TOTAL SENIOR FLOATING RATE LOANS (Cost $156,083,997)		156,309,967
ASSET-BACKED SECURITIES — 10.3%
OTHER ABS — 10.3%
Apidos CLO XXV Ltd. Series 2016-25A, Class E1R3, 3 mo. USD Term SOFR + 5.35%, 9.62%, 1/20/2037 (a) (c)	500,000	500,306
ARES Loan Funding II Ltd. Series 2022-ALF2A, Class ER, 3 mo. USD Term SOFR + 8.24%, 12.51%, 10/20/2036 (a) (c)	750,000	750,375
ARES Loan Funding III Ltd. Series 2022-ALF3A, Class ER, 3 mo. USD Term SOFR + 6.10%, 10.38%, 7/25/2036 (a) (c)	1,000,000	995,700
ARES LXII CLO Ltd. Series 2021-62A, Class E, 3 mo. USD Term SOFR + 6.76%, 11.04%, 1/25/2034 (a) (c)	650,000	639,080
ARES LXVIII CLO Ltd. Series 2023-68A, Class E, 3 mo. USD Term SOFR + 8.55%, 12.83%, 4/25/2035 (a) (c)	750,000	756,022
Balboa Bay Loan Funding Ltd. Series 2021-2A, Class E, 3 mo. USD Term SOFR + 6.86%, 11.13%, 1/20/2035 (a) (c)	500,000	493,800
Ballyrock CLO Ltd. Series 2020-2A, Class DR, 3 mo. USD Term SOFR + 6.41%, 10.68%, 10/20/2031 (a) (c)	750,000	746,775
Security Description	Principal Amount	Value
Barings CLO Ltd. Series 2019-3A, Class ERR, 3 mo. USD Term SOFR + 5.85%, 10.12%, 1/20/2036 (a) (c)	$1,000,000	$991,121
Barrow Hanley CLO I Ltd. Series 2023-1A, Class ER, 3 mo. USD Term SOFR + 5.25%, 9.52%, 1/20/2038 (a) (c)	1,000,000	996,600
Benefit Street Partners CLO IX Ltd. Series 2016-9A, Class ER2, 3 mo. USD Term SOFR + 5.90%, 10.17%, 10/20/2037 (a) (c)	500,000	501,753
Benefit Street Partners CLO X Ltd. Series 2016-10A, Class DRR, 3 mo. USD Term SOFR + 7.01%, 11.28%, 4/20/2034 (a) (c)	500,000	497,900
Carlyle U.S. CLO Ltd.:
Series 2021-9A, Class E, 3 mo. USD Term SOFR + 6.89%, 11.16%, 10/20/2034 (a) (c)	712,882	709,832
Series 2018-4A, Class E2R, 3 mo. USD Term SOFR + 7.86%, 12.14%, 10/17/2037 (a) (c)	500,000	516,970
Series 2021-11A, Class ER, 3 mo. USD Term SOFR + 6.50%, 10.78%, 7/25/2037 (a) (c)	1,250,000	1,246,125
Series 2022-3A, Class ER, 3 mo. USD Term SOFR + 6.69%, 10.96%, 4/20/2037 (a) (c)	1,500,000	1,500,300
Series 2024-1A, Class E, 3 mo. USD Term SOFR + 6.92%, 11.18%, 4/15/2037 (a) (c)	500,000	504,700
CarVal CLO IX-C Ltd. Series 2024-1A, Class E, 3 mo. USD Term SOFR + 6.75%, 11.02%, 4/20/2037 (a) (c)	500,000	503,700
CBAM Ltd. Series 2017-1A, Class ER2, 3 mo. USD Term SOFR + 6.93%, 11.20%, 1/20/2038 (a) (c)	1,500,000	1,518,300
Cedar Funding XIV CLO Ltd. Series 2021-14A, Class ER, 3 mo. USD Term SOFR + 7.39%, 11.65%, 10/15/2037 (a) (c)	1,000,000	1,005,000

See accompanying notes to financial statements.
11

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
CIFC Funding Ltd.:
Series 2021-5A, Class ER, 3 mo. USD Term SOFR + 5.10%, 9.36%, 1/15/2038 (a) (c)	$1,000,000	$985,578
Series 2019-1A, Class ER, 3 mo. USD Term SOFR + 5.75%, 10.02%, 10/20/2037 (a) (c)	500,000	500,250
Series 2021-2A, Class E, 3 mo. USD Term SOFR + 6.46%, 10.72%, 4/15/2034 (a) (c)	750,000	744,825
Columbia Cent CLO 34 Ltd. Series 2024-34A, Class E, 3 mo. USD Term SOFR + 6.85%, 11.29%, 1/25/2038 (a) (c)	1,000,000	1,011,400
Eaton Vance CLO Ltd. Series 2020-2A, Class ER2, 3 mo. USD Term SOFR + 6.50%, 10.76%, 10/15/2037 (a) (c)	1,000,000	994,400
Galaxy 30 CLO Ltd. Series 2022-30A, Class ER, 3 mo. USD Term SOFR + 5.90%, 10.16%, 1/15/2038 (a) (c)	900,000	896,477
Galaxy 31 CLO Ltd. Series 2023-31A, Class ER, 3 mo. USD Term SOFR + 5.50%, 9.81%, 7/15/2038 (a) (c)	1,000,000	1,000,000
Galaxy XXIV CLO Ltd. Series 2017-24A, Class DR, 3 mo. USD Term SOFR + 4.15%, 8.41%, 4/15/2037 (a) (c)	500,000	504,507
Generate CLO 10 Ltd. Series 2022-10A, Class D1R, 3 mo. USD Term SOFR + 2.85%, 7.17%, 1/22/2038 (a) (c)	1,000,000	988,750
KKR CLO 35 Ltd. Series 35A, Class ER, 3 mo. USD Term SOFR + 4.90%, 9.17%, 1/20/2038 (a) (c)	1,500,000	1,500,612
MidOcean Credit CLO XI Ltd. Series 2022-11A, Class ER2, 3 mo. USD Term SOFR + 6.00%, 10.27%, 1/18/2036 (a) (c)	650,000	647,725
New Mountain CLO 1 Ltd. Series CLO-1A, Class ERR, 3 mo. USD Term SOFR + 5.25%, 9.51%, 1/15/2038 (a) (c)	500,000	499,672
Security Description	Principal Amount	Value
Oaktree CLO Ltd.:
Series 2025-32A, Class E, 3 mo. USD Term SOFR - 5.35%, Zero Coupon%, 7/15/2038 (a) (c) (d)	$1,000,000	$1,000,800
Series 2025-30A, Class E, 3 mo. USD Term SOFR + 7.42%, 11.72%, 7/15/2038 (a) (c)	1,500,000	1,553,850
OCP CLO Ltd. Series 2017-13A, Class ER2, 3 mo. USD Term SOFR + 5.90%, 10.17%, 11/26/2037 (a) (c)	500,000	500,850
Octagon 60 Ltd. Series 2022-1A, Class ER, 3 mo. USD Term SOFR + 7.00%, 11.27%, 10/20/2037 (a) (c)	1,000,000	1,013,016
Octagon 62 Ltd. Series 2022-1A, Class ER, 3 mo. USD Term SOFR + 6.40%, 10.68%, 1/23/2038 (a) (c)	1,150,000	1,150,989
Octagon 75 Ltd. Series 2025-1A, Class E, 3 mo. USD Term SOFR + 4.95%, 9.24%, 1/22/2038 (a) (c)	1,000,000	960,800
Palmer Square CLO Ltd. Series 2019-1A, Class DR, 3 mo. USD Term SOFR + 6.76%, 11.07%, 11/14/2034 (a) (c)	500,000	497,550
Pikes Peak CLO 2 Series 2018-2A, Class D2R, 3 mo. USD Term SOFR + 5.12%, 9.39%, 10/18/2034 (a) (c)	1,000,000	999,300
Pikes Peak CLO 8 Series 2021-8A, Class ER, 3 mo. USD Term SOFR + 5.75%, 10.02%, 1/20/2038 (a) (c)	1,000,000	1,000,053
Point Au Roche Park CLO Ltd. Series 2021-1A, Class E, 3 mo. USD Term SOFR + 6.36%, 10.63%, 7/20/2034 (a) (c)	1,480,000	1,472,156
Rad CLO 10 Ltd. Series 2021-10A, Class E, 3 mo. USD Term SOFR + 6.11%, 10.39%, 4/23/2034 (a) (c)	500,000	497,450
Rad CLO 3 Ltd. Series 2019-3A, Class E1R2, 3 mo. USD Term SOFR + 5.88%, 10.14%, 7/15/2037 (a) (c)	500,000	471,200

See accompanying notes to financial statements.
12

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Regatta XI Funding Ltd. Series 2018-1A, Class ER, 3 mo. USD Term SOFR + 6.75%, 11.03%, 7/17/2037 (a) (c)	$1,250,000	$1,257,500
RR 26 Ltd. Series 2023-26A, Class DR, 3 mo. USD Term SOFR + 4.40%, 8.66%, 4/15/2038 (a) (c)	500,000	492,531
RR 36 Ltd. Series 2024-36RA, Class DR, 3 mo. USD Term SOFR + 5.25%, 9.51%, 1/15/2040 (a) (c)	850,000	850,497
TCW CLO Ltd. Series 2024-3X, Class E, 3 mo. USD Term SOFR + 6.60%, 10.87%, 10/20/2037 (a)	1,000,000	1,006,800
TICP CLO XI Ltd. Series 2018-11A, Class ER, 3 mo. USD Term SOFR + 6.70%, 10.98%, 4/25/2037 (a) (c)	500,000	501,350
Trinitas CLO XXIX Ltd. Series 2024-29A, Class E, 3 mo. USD Term SOFR + 6.50%, 10.78%, 7/23/2037 (a) (c)	1,000,000	1,005,800
		41,881,047
TOTAL ASSET-BACKED SECURITIES (Cost $41,825,148)		41,881,047
	Shares
COMMON STOCKS — 0.1%
AEROSPACE & DEFENSE — 0.1%
Flame Newco LLC (e) (f)	19,856	377,264
ENTERTAINMENT — 0.0% *
Cineworld Group PLC (e) (f)	1,834	43,271
TOTAL COMMON STOCKS (Cost $242,710)		420,535

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 1.4%
DOMESTIC FIXED INCOME — 1.4%
SPDR Blackstone Senior Loan ETF (g) (Cost $5,530,195)	132,691	5,518,619

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 47.1%
ADVERTISING — 0.4%
Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028 (c)	$1,389,000	$1,314,439
Lamar Media Corp. 3.75%, 2/15/2028	346,000	335,194
		1,649,633
AEROSPACE & DEFENSE — 1.2%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (c)	263,000	272,458
Bombardier, Inc.:
6.00%, 2/15/2028 (c)	310,000	311,553
7.45%, 5/1/2034 (c)	836,000	908,038
TransDigm, Inc.:
6.00%, 1/15/2033 (c)	120,000	120,673
6.38%, 3/1/2029 (c)	2,707,000	2,783,635
6.38%, 5/31/2033 (c)	300,000	301,404
6.63%, 3/1/2032 (c)	20,000	20,715
6.75%, 8/15/2028 (c)	10,000	10,213
		4,728,689
AIRLINES — 1.0%
Air Canada 3.88%, 8/15/2026 (c)	70,000	69,318
Allegiant Travel Co. 7.25%, 8/15/2027 (c)	70,000	69,989
American Airlines, Inc. 8.50%, 5/15/2029 (c)	106,000	111,069
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (c)	3,290,000	3,202,749
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (c)	100,000	93,567
9.50%, 6/1/2028 (c)	350,000	359,492
		3,906,184
APPAREL — 0.2%
Levi Strauss & Co. 3.50%, 3/1/2031 (c)	10,000	9,149
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (c)	1,085,000	972,399
		981,548
AUTO MANUFACTURERS — 0.4%
Allison Transmission, Inc. 4.75%, 10/1/2027 (c)	1,300,000	1,287,819
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (c)	250,000	254,748
		1,542,567
AUTO PARTS & EQUIPMENT — 1.1%
Adient Global Holdings Ltd. 7.50%, 2/15/2033 (c)	53,000	54,246

See accompanying notes to financial statements.
13

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (c)	$1,536,000	$1,598,868
Goodyear Tire & Rubber Co. 6.63%, 7/15/2030	1,324,000	1,351,063
Phinia, Inc. 6.75%, 4/15/2029 (c)	20,000	20,624
Tenneco, Inc. 8.00%, 11/17/2028 (c)	460,000	454,862
Titan International, Inc. 7.00%, 4/30/2028	180,000	180,342
ZF North America Capital, Inc. 6.88%, 4/23/2032 (c)	900,000	831,366
		4,491,371
BANKS — 0.1%
Freedom Mortgage Corp. 12.25%, 10/1/2030 (c)	500,000	554,390
CHEMICALS — 0.2%
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (c)	562,000	561,933
INEOS Quattro Finance 2 PLC 9.63%, 3/15/2029 (c)	250,000	253,237
Tronox, Inc. 4.63%, 3/15/2029 (c)	159,000	137,150
		952,320
COAL — 0.4%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.63%, 6/15/2029 (c)	800,000	850,312
SunCoke Energy, Inc. 4.88%, 6/30/2029 (c)	690,000	642,680
		1,492,992
COMMERCIAL SERVICES — 2.3%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (c)	512,000	508,078
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
8.25%, 1/15/2030 (c)	2,591,000	2,704,849
8.38%, 6/15/2032 (c)	1,018,000	1,065,082
Carriage Services, Inc. 4.25%, 5/15/2029 (c)	640,000	604,512
Dcli Bidco LLC 7.75%, 11/15/2029 (c)	250,000	253,170
Deluxe Corp. 8.00%, 6/1/2029 (c)	31,000	29,934
Hertz Corp.:
4.63%, 12/1/2026 (c)	648,000	581,723
5.00%, 12/1/2029 (c)	393,000	276,330
12.63%, 7/15/2029 (c)	299,000	312,697
PROG Holdings, Inc. 6.00%, 11/15/2029 (c)	1,000,000	960,150
RR Donnelley & Sons Co. 9.50%, 8/1/2029 (c)	380,000	380,004
Security Description	Principal Amount	Value
TriNet Group, Inc. 3.50%, 3/1/2029 (c)	$90,000	$84,501
Upbound Group, Inc. 6.38%, 2/15/2029 (c)	391,000	386,855
Veritiv Operating Co. 10.50%, 11/30/2030 (c)	310,000	335,758
ZipRecruiter, Inc. 5.00%, 1/15/2030 (c)	1,070,000	913,577
		9,397,220
COMPUTERS — 0.2%
Crane NXT Co. 4.20%, 3/15/2048	52,000	31,412
Science Applications International Corp. 4.88%, 4/1/2028 (c)	765,000	753,035
		784,447
CONSTRUCTION MATERIALS — 0.4%
Griffon Corp. 5.75%, 3/1/2028	930,000	929,051
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (c)	490,000	514,064
		1,443,115
DISTRIBUTION & WHOLESALE — 0.2%
RB Global Holdings, Inc. 6.75%, 3/15/2028 (c)	850,000	872,168
DIVERSIFIED FINANCIAL SERVICES — 5.2%
AG Issuer LLC 6.25%, 3/1/2028 (c)	250,000	250,615
Ally Financial, Inc. 6.70%, 2/14/2033	1,020,000	1,061,300
Aretec Group, Inc. 10.00%, 8/15/2030 (c)	260,000	285,652
Azorra Finance Ltd.:
7.25%, 1/15/2031 (c) (d)	346,000	352,882
7.75%, 4/15/2030 (c)	260,000	270,751
Bread Financial Holdings, Inc. 9.75%, 3/15/2029 (c)	310,000	333,758
Burford Capital Global Finance LLC 6.88%, 4/15/2030 (c)	778,000	777,276
Credit Acceptance Corp.:
6.63%, 3/15/2030 (c)	1,280,000	1,298,086
9.25%, 12/15/2028 (c)	10,000	10,601
Enova International, Inc.:
9.13%, 8/1/2029 (c)	1,310,000	1,379,207
11.25%, 12/15/2028 (c)	455,000	488,229
Freedom Mortgage Holdings LLC:
8.38%, 4/1/2032 (c)	234,000	236,146
9.13%, 5/15/2031 (c)	290,000	299,051
goeasy Ltd.:
6.88%, 5/15/2030 (c)	500,000	502,920
7.63%, 7/1/2029 (c)	2,550,000	2,629,381

See accompanying notes to financial statements.
14

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
9.25%, 12/1/2028 (c)	$620,000	$655,867
Jane Street Group/JSG Finance, Inc. 6.75%, 5/1/2033 (c)	561,000	578,217
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 8/15/2028 (c)	255,000	246,590
Jefferson Capital Holdings LLC 8.25%, 5/15/2030 (c)	350,000	362,558
Navient Corp.:
7.88%, 6/15/2032	1,060,000	1,102,782
9.38%, 7/25/2030	177,000	195,210
11.50%, 3/15/2031	380,000	430,373
Series A, 5.63%, 8/1/2033	1,261,000	1,158,216
OneMain Finance Corp.:
5.38%, 11/15/2029	22,000	21,643
6.63%, 5/15/2029	112,000	115,178
6.75%, 3/15/2032	60,000	61,165
7.13%, 11/15/2031	290,000	301,571
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (c)	1,041,000	999,058
6.88%, 5/15/2032 (c)	293,000	299,877
6.88%, 2/15/2033 (c)	650,000	666,113
7.88%, 12/15/2029 (c)	390,000	414,617
PRA Group, Inc. 8.38%, 2/1/2028 (c)	97,000	99,570
SLM Corp. 6.50%, 1/31/2030	484,000	507,169
Stonex Escrow Issuer LLC 6.88%, 7/15/2032 (c) (d)	609,000	615,388
StoneX Group, Inc. 7.88%, 3/1/2031 (c)	81,000	84,921
Synchrony Financial 7.25%, 2/2/2033	1,229,000	1,285,817
TrueNoord Capital DAC 8.75%, 3/1/2030 (c)	220,000	228,246
United Wholesale Mortgage LLC 5.50%, 4/15/2029 (c)	350,000	340,116
UWM Holdings LLC 6.63%, 2/1/2030 (c)	290,000	290,383
		21,236,500
ELECTRIC — 0.1%
Clearway Energy Operating LLC 4.75%, 3/15/2028 (c)	20,000	19,742
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (c)	114,000	106,432
NRG Energy, Inc. 6.25%, 11/1/2034 (c)	140,000	142,908
PG&E Corp. 5.00%, 7/1/2028	30,000	29,221
		298,303
Security Description	Principal Amount	Value
ELECTRONICS — 0.1%
Sensata Technologies BV 4.00%, 4/15/2029 (c)	$617,000	$586,613
Sensata Technologies, Inc. 6.63%, 7/15/2032 (c)	10,000	10,282
		596,895
ENGINEERING & CONSTRUCTION — 0.5%
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50%, 2/1/2032 (c)	55,000	54,514
Dycom Industries, Inc. 4.50%, 4/15/2029 (c)	515,000	501,306
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (c)	640,000	614,669
Tutor Perini Corp. 11.88%, 4/30/2029 (c)	800,000	900,136
		2,070,625
ENTERTAINMENT — 0.9%
Churchill Downs, Inc. 4.75%, 1/15/2028 (c)	2,288,000	2,258,691
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (c)	668,000	660,625
Voyager Parent LLC 9.25%, 7/1/2032 (c)	439,000	457,552
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
5.13%, 10/1/2029 (c)	110,000	109,141
7.13%, 2/15/2031 (c)	300,000	319,653
		3,805,662
ENVIRONMENTAL CONTROL — 0.1%
Clean Harbors, Inc. 4.88%, 7/15/2027 (c)	544,000	540,741
FOOD — 1.2%
B&G Foods, Inc. 5.25%, 9/15/2027	192,000	174,718
Performance Food Group, Inc.:
4.25%, 8/1/2029 (c)	70,000	67,526
5.50%, 10/15/2027 (c)	430,000	429,553
Post Holdings, Inc.:
4.50%, 9/15/2031 (c)	1,622,000	1,506,935
4.63%, 4/15/2030 (c)	2,314,000	2,225,767
6.38%, 3/1/2033 (c)	180,000	181,692
TreeHouse Foods, Inc. 4.00%, 9/1/2028	22,000	20,073
U.S. Foods, Inc. 6.88%, 9/15/2028 (c)	40,000	41,365
United Natural Foods, Inc. 6.75%, 10/15/2028 (c)	398,000	393,149
		5,040,778
FOREST PRODUCTS & PAPER — 0.1%
Magnera Corp. 7.25%, 11/15/2031 (c)	300,000	282,804

See accompanying notes to financial statements.
15

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
GAS — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. 9.50%, 6/1/2030 (c)	$447,000	$463,271
HEALTH CARE PRODUCTS — 0.3%
Avantor Funding, Inc. 3.88%, 11/1/2029 (c)	80,000	75,729
Hologic, Inc. 4.63%, 2/1/2028 (c)	707,000	700,814
Insulet Corp. 6.50%, 4/1/2033 (c)	230,000	239,844
		1,016,387
HEALTH CARE SERVICES — 1.1%
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (c)	120,000	112,577
4.25%, 5/1/2028 (c)	30,000	29,101
CHS/Community Health Systems, Inc.:
6.13%, 4/1/2030 (c)	40,000	29,547
6.88%, 4/15/2029 (c)	1,347,000	1,073,882
10.88%, 1/15/2032 (c)	310,000	328,166
DaVita, Inc.:
3.75%, 2/15/2031 (c)	488,000	443,802
4.63%, 6/1/2030 (c)	1,493,000	1,430,772
Encompass Health Corp. 4.63%, 4/1/2031	683,000	660,802
IQVIA, Inc. 5.00%, 5/15/2027 (c)	20,000	19,941
Star Parent, Inc. 9.00%, 10/1/2030 (c)	310,000	326,489
Tenet Healthcare Corp. 5.13%, 11/1/2027	60,000	59,881
		4,514,960
HOLDING COMPANIES-DIVERSIFIED — 0.1%
Benteler International AG 10.50%, 5/15/2028 (c)	220,000	231,550
Stena International SA 7.25%, 1/15/2031 (c)	350,000	350,585
		582,135
HOME BUILDERS — 0.4%
Beazer Homes USA, Inc.:
7.25%, 10/15/2029	215,000	216,589
7.50%, 3/15/2031 (c)	51,000	51,756
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC 4.88%, 2/15/2030 (c)	430,000	386,677
Century Communities, Inc. 3.88%, 8/15/2029 (c)	111,000	102,752
M/I Homes, Inc.:
3.95%, 2/15/2030	63,000	59,062
4.95%, 2/1/2028	21,000	20,863
Security Description	Principal Amount	Value
Taylor Morrison Communities, Inc. 5.75%, 1/15/2028 (c)	$573,000	$580,758
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	179,000	180,679
		1,599,136
HOME FURNISHINGS — 0.4%
Somnigroup International, Inc. 4.00%, 4/15/2029 (c)	1,821,000	1,741,350
HOUSEHOLD PRODUCTS — 0.2%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (c)	33,000	32,845
Prestige Brands, Inc. 3.75%, 4/1/2031 (c)	703,000	647,646
		680,491
HOUSEHOLD PRODUCTS & WARES — 0.1%
Central Garden & Pet Co. 4.13%, 4/30/2031 (c)	255,000	237,227
HOUSEWARES — 0.0% *
Scotts Miracle-Gro Co. 5.25%, 12/15/2026	22,000	21,978
INSURANCE — 0.1%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (c)	280,000	286,443
INTERNET — 1.8%
Cogent Communications Group LLC/Cogent Finance, Inc. 6.50%, 7/1/2032 (c)	630,000	620,449
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (c)	749,000	708,479
5.25%, 12/1/2027 (c)	10,000	9,987
Rakuten Group, Inc. 9.75%, 4/15/2029 (c)	2,629,000	2,885,144
Wayfair LLC:
7.25%, 10/31/2029 (c)	1,170,000	1,174,083
7.75%, 9/15/2030 (c)	1,770,000	1,783,629
		7,181,771
INVESTMENT COMPANY SECURITY — 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
9.00%, 6/15/2030	500,000	466,570
9.75%, 1/15/2029	189,000	184,630
10.00%, 11/15/2029 (c)	1,808,000	1,789,703
Prospect Capital Corp. 3.44%, 10/15/2028	650,000	583,037
		3,023,940

See accompanying notes to financial statements.
16

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
IRON/STEEL — 0.6%
Cleveland-Cliffs, Inc.:
7.38%, 5/1/2033 (c)	$137,000	$128,574
7.50%, 9/15/2031 (c)	639,000	616,335
Mineral Resources Ltd.:
8.00%, 11/1/2027 (c)	173,000	173,355
8.50%, 5/1/2030 (c)	250,000	248,477
9.25%, 10/1/2028 (c)	1,134,000	1,157,769
		2,324,510
IT SERVICES — 0.2%
ASGN, Inc. 4.63%, 5/15/2028 (c)	621,000	605,928
Seagate Data Storage Technology Pte. Ltd. 8.25%, 12/15/2029	40,000	42,721
		648,649
LEISURE TIME — 0.3%
Carnival Corp.:
5.75%, 3/1/2027 (c)	20,000	20,161
5.75%, 3/15/2030 (c)	280,000	284,889
NCL Corp. Ltd. 8.13%, 1/15/2029 (c)	150,000	158,067
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (c)	50,000	51,190
10.75%, 11/15/2029 (c)	235,000	241,587
11.13%, 7/15/2030 (c)	333,000	348,481
		1,104,375
LODGING — 0.3%
Hilton Domestic Operating Co., Inc. 5.88%, 4/1/2029 (c)	190,000	194,070
Station Casinos LLC 4.50%, 2/15/2028 (c)	62,000	60,812
Travel & Leisure Co. 6.63%, 7/31/2026 (c)	30,000	30,307
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (c)	760,000	743,645
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/2027 (c)	40,000	40,026
		1,068,860
MACHINERY, CONSTRUCTION & MINING — 0.3%
BWX Technologies, Inc. 4.13%, 4/15/2029 (c)	1,261,000	1,215,566
MACHINERY-DIVERSIFIED — 0.0% *
ATS Corp. 4.13%, 12/15/2028 (c)	37,000	35,377
MEDIA — 2.7%
AMC Networks, Inc. 4.25%, 2/15/2029	307,000	245,667
Cable One, Inc. 4.00%, 11/15/2030 (c)	10,000	7,876
Security Description	Principal Amount	Value
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (c)	$606,000	$565,501
4.25%, 1/15/2034 (c)	375,000	333,754
4.50%, 5/1/2032	351,000	326,665
4.75%, 3/1/2030 (c)	127,000	123,096
5.00%, 2/1/2028 (c)	330,000	326,987
5.13%, 5/1/2027 (c)	10,000	9,966
CSC Holdings LLC:
5.38%, 2/1/2028 (c)	20,000	18,315
6.50%, 2/1/2029 (c)	760,000	617,622
7.50%, 4/1/2028 (c)	40,000	29,884
11.75%, 1/31/2029 (c)	510,000	483,495
Directv Financing LLC/Directv Financing Co-Obligor, Inc.:
5.88%, 8/15/2027 (c)	50,000	49,829
10.00%, 2/15/2031 (c)	984,000	955,572
Gray Media, Inc. 4.75%, 10/15/2030 (c)	1,453,000	1,099,093
Nexstar Media, Inc.:
4.75%, 11/1/2028 (c)	2,977,000	2,899,628
5.63%, 7/15/2027 (c)	331,000	330,182
Sinclair Television Group, Inc. 5.50%, 3/1/2030 (c)	1,200,000	972,756
Univision Communications, Inc. 8.50%, 7/31/2031 (c)	1,060,000	1,061,336
Virgin Media Finance PLC 5.00%, 7/15/2030 (c)	324,000	295,964
Virgin Media Secured Finance PLC 5.50%, 5/15/2029 (c)	210,000	206,533
		10,959,721
METAL FABRICATE & HARDWARE — 0.4%
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	663,000	647,121
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (c)	979,000	948,005
		1,595,126
MINING — 0.4%
Compass Minerals International, Inc. 8.00%, 7/1/2030 (c)	424,000	438,408
FMG Resources August 2006 Pty. Ltd. 4.50%, 9/15/2027 (c)	90,000	88,513
Hecla Mining Co. 7.25%, 2/15/2028	211,000	212,566
Taseko Mines Ltd. 8.25%, 5/1/2030 (c)	691,000	722,986
		1,462,473
OFFICE & BUSINESS EQUIPMENT — 0.3%
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (c)	30,000	30,269

See accompanying notes to financial statements.
17

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
7.25%, 3/15/2029 (c)	$1,300,000	$1,319,734
		1,350,003
OFFICE FURNISHINGS — 0.0% *
Steelcase, Inc. 5.13%, 1/18/2029	20,000	19,882
OIL & GAS — 6.3%
Baytex Energy Corp. 8.50%, 4/30/2030 (c)	1,526,000	1,527,114
California Resources Corp. 8.25%, 6/15/2029 (c)	1,079,000	1,109,773
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75%, 7/15/2028 (c)	307,000	305,858
Civitas Resources, Inc. 8.75%, 7/1/2031 (c)	471,000	476,793
CNX Resources Corp.:
6.00%, 1/15/2029 (c)	1,479,000	1,484,605
7.38%, 1/15/2031 (c)	25,000	26,058
Comstock Resources, Inc.:
5.88%, 1/15/2030 (c)	2,507,000	2,434,322
6.75%, 3/1/2029 (c)	1,283,000	1,286,554
Crescent Energy Finance LLC:
7.38%, 1/15/2033 (c)	24,000	22,968
7.63%, 4/1/2032 (c)	1,265,000	1,235,589
9.25%, 2/15/2028 (c)	450,000	468,999
CVR Energy, Inc. 8.50%, 1/15/2029 (c)	1,954,000	1,956,657
Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/1/2030 (c)	250,000	260,190
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (c)	1,279,000	1,312,024
Hilcorp Energy I LP/Hilcorp Finance Co.:
6.25%, 4/15/2032 (c)	60,000	57,363
6.88%, 5/15/2034 (c)	40,000	38,352
7.25%, 2/15/2035 (c)	540,000	528,887
8.38%, 11/1/2033 (c)	250,000	259,573
Karoon USA Finance, Inc. 10.50%, 5/14/2029 (c)	618,000	626,633
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (c)	230,000	225,819
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.88%, 12/1/2032 (c)	783,000	788,567
MEG Energy Corp. 5.88%, 2/1/2029 (c)	1,166,000	1,164,589
Northern Oil & Gas, Inc.:
8.13%, 3/1/2028 (c)	2,014,000	2,031,139
8.75%, 6/15/2031 (c)	300,000	309,462
PBF Holding Co. LLC/PBF Finance Corp. 9.88%, 3/15/2030 (c)	300,000	291,612
Security Description	Principal Amount	Value
Permian Resources Operating LLC 8.00%, 4/15/2027 (c)	$26,000	$26,563
Precision Drilling Corp. 6.88%, 1/15/2029 (c)	790,000	780,038
Sunoco LP 7.00%, 5/1/2029 (c)	190,000	197,877
Sunoco LP/Sunoco Finance Corp. 4.50%, 5/15/2029	1,314,000	1,275,119
Talos Production, Inc.:
9.00%, 2/1/2029 (c)	271,000	277,913
9.38%, 2/1/2031 (c)	880,000	898,234
Valaris Ltd. 8.38%, 4/30/2030 (c)	1,800,000	1,844,856
Vermilion Energy, Inc. 6.88%, 5/1/2030 (c)	10,000	9,632
		25,539,732
OIL & GAS SERVICES — 1.1%
Enerflex Ltd. 9.00%, 10/15/2027 (c)	977,000	1,007,541
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 9/1/2027	305,000	305,930
7.13%, 3/15/2029 (c)	2,379,000	2,438,570
Viridien 10.00%, 10/15/2030 (c)	621,000	610,363
		4,362,404
PACKAGING & CONTAINERS — 1.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 4.00%, 9/1/2029 (c)	3,020,000	2,755,840
Ball Corp. 6.00%, 6/15/2029	10,000	10,268
Cascades, Inc./Cascades USA, Inc. 6.75%, 7/15/2030 (c)	664,000	667,659
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (c)	730,000	742,512
OI European Group BV 4.75%, 2/15/2030 (c)	100,000	96,076
Owens-Brockway Glass Container, Inc.:
6.63%, 5/13/2027 (c)	350,000	350,584
7.38%, 6/1/2032 (c)	2,180,000	2,219,262
TriMas Corp. 4.13%, 4/15/2029 (c)	570,000	541,597
		7,383,798
PHARMACEUTICALS — 0.6%
AdaptHealth LLC:
4.63%, 8/1/2029 (c)	330,000	311,141
5.13%, 3/1/2030 (c)	749,000	712,194

See accompanying notes to financial statements.
18

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (c)	$300,000	$289,608
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (c)	1,368,000	1,160,652
		2,473,595
PIPELINES — 1.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 6.63%, 2/1/2032 (c)	15,000	15,494
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.13%, 6/1/2028 (c)	561,000	563,322
7.38%, 6/30/2033 (c)	924,000	919,907
8.63%, 3/15/2029 (c)	2,054,000	2,132,648
Global Partners LP/GLP Finance Corp. 8.25%, 1/15/2032 (c)	280,000	294,599
Hess Midstream Operations LP:
4.25%, 2/15/2030 (c)	395,000	379,840
5.13%, 6/15/2028 (c)	2,366,000	2,348,799
5.88%, 3/1/2028 (c)	57,000	57,846
6.50%, 6/1/2029 (c)	210,000	215,830
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (c)	145,000	147,874
Venture Global Plaquemines LNG LLC:
6.50%, 1/15/2034	316,000	316,000
6.75%, 1/15/2036	316,000	316,000
		7,708,159
REAL ESTATE — 0.5%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.75%, 1/15/2029 (c)	1,078,000	946,408
Howard Hughes Corp.:
4.13%, 2/1/2029 (c)	1,065,000	1,013,646
4.38%, 2/1/2031 (c)	170,000	156,990
		2,117,044
REAL ESTATE INVESTMENT TRUSTS — 3.7%
Brandywine Operating Partnership LP:
4.55%, 10/1/2029	653,000	617,320
8.88%, 4/12/2029	470,000	508,780
Diversified Healthcare Trust:
4.38%, 3/1/2031	547,000	461,652
4.75%, 2/15/2028	1,370,000	1,268,483
Iron Mountain, Inc.:
4.88%, 9/15/2029 (c)	44,000	43,185
5.25%, 3/15/2028 (c)	85,000	84,492
Security Description	Principal Amount	Value
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031	$1,140,000	$807,724
4.63%, 8/1/2029	3,124,000	2,460,712
5.00%, 10/15/2027	470,000	433,951
Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029 (c)	50,000	50,201
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (c)	400,000	391,232
4.75%, 10/15/2027	70,000	69,602
6.50%, 6/15/2033 (c)	236,000	242,976
Rithm Capital Corp.:
8.00%, 4/1/2029 (c)	1,549,000	1,564,877
8.00%, 7/15/2030 (c)	616,000	618,273
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (c)	230,000	226,134
4.38%, 1/15/2027 (c)	2,114,000	2,092,649
6.00%, 4/15/2030 (c)	280,000	283,374
6.50%, 7/1/2030 (c)	752,000	777,011
7.25%, 4/1/2029 (c)	425,000	447,436
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 6.50%, 2/15/2029 (c)	1,607,000	1,552,507
		15,002,571
RETAIL — 2.0%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (c)	20,000	19,059
4.38%, 1/15/2028 (c)	60,000	58,880
Asbury Automotive Group, Inc.:
4.75%, 3/1/2030	297,000	287,362
5.00%, 2/15/2032 (c)	40,000	38,098
Bath & Body Works, Inc. 6.88%, 11/1/2035	130,000	135,045
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.63%, 1/15/2029 (c)	400,000	383,476
FirstCash, Inc.:
4.63%, 9/1/2028 (c)	1,460,000	1,433,705
5.63%, 1/1/2030 (c)	1,136,000	1,133,728
6.88%, 3/1/2032 (c)	458,000	474,085
Macy's Retail Holdings LLC:
5.88%, 4/1/2029 (c)	110,000	108,847
5.88%, 3/15/2030 (c)	314,000	306,948
Murphy Oil USA, Inc. 3.75%, 2/15/2031 (c)	552,000	509,071
Patrick Industries, Inc. 4.75%, 5/1/2029 (c)	40,000	38,827

See accompanying notes to financial statements.
19

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
PetSmart, Inc./PetSmart Finance Corp. 4.75%, 2/15/2028 (c)	$510,000	$497,102
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (c)	1,952,000	1,846,397
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (c)	1,029,000	989,425
Yum! Brands, Inc. 3.63%, 3/15/2031	10,000	9,247
		8,269,302
SEMICONDUCTORS — 0.2%
ams-OSRAM AG 12.25%, 3/30/2029 (c)	598,000	637,331
SOFTWARE — 0.9%
Cloud Software Group, Inc. 6.50%, 3/31/2029 (c)	300,000	302,727
Fair Isaac Corp. 4.00%, 6/15/2028 (c)	3,013,000	2,932,493
Open Text Corp. 3.88%, 12/1/2029 (c)	30,000	28,267
PTC, Inc. 4.00%, 2/15/2028 (c)	363,000	353,616
ROBLOX Corp. 3.88%, 5/1/2030 (c)	40,000	37,796
		3,654,899
TELECOMMUNICATIONS — 0.9%
CommScope LLC:
7.13%, 7/1/2028 (c)	1,574,000	1,545,652
8.25%, 3/1/2027 (c)	390,000	388,421
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (c)	70,000	70,027
Lumen Technologies, Inc. 4.50%, 1/15/2029 (c)	455,000	409,668
Viasat, Inc. 7.50%, 5/30/2031 (c)	270,000	233,963
Viavi Solutions, Inc. 3.75%, 10/1/2029 (c)	780,000	727,779
Vmed O2 U.K. Financing I PLC 4.25%, 1/31/2031 (c)	150,000	136,910
		3,512,420
TRANSPORTATION — 0.1%
Clue Opco LLC 9.50%, 10/15/2031 (c)	174,000	184,428
Stonepeak Nile Parent LLC 7.25%, 3/15/2032 (c)	105,000	111,363
		295,791
TOTAL CORPORATE BONDS & NOTES (Cost $186,207,238)		190,759,629

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 5.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (h) (i) (Cost $23,246,810)	23,246,810	$23,246,810
TOTAL INVESTMENTS — 103.2% (Cost $413,136,098)		418,136,607
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(12,934,713)
NET ASSETS — 100.0%		$405,201,894
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Position is unsettled. Contract rate was not determined at June 30, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 51.6% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	When-issued security.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the securities is $420,535, representing 0.1% of the Fund's net assets.
(f)	Non-income producing security.
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2025.
*	Amount is less than 0.05% of net assets.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
PIK	Payment in Kind
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.
20

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

At June 30, 2025, the Fund had unfunded loan commitments of $356,213, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Air Comm Corp. LLC	72,435	72,888	453
Chrysaor Bidco SARL	3,443	3,470	27
Clydesdale Acquisition Holdings, Inc.	19,167	19,113	(54)
DG Investment Intermediate Holdings 2, Inc.	7,886	7,866	(20)
Groundworks LLC	86,483	86,570	87
Hanger, Inc.	42,177	42,297	120
Janney Montgomery Scott LLC	22,857	22,978	121
Kaman Corp.	56,035	56,039	4
Raven Acquisition Holdings LLC	45,730	45,746	16
	$356,213	$356,967	$754

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$190,759,629	$—	$190,759,629
Asset-Backed Securities	—	41,881,047	—	41,881,047
Common Stocks	—	—	420,535	420,535
Mutual Funds and Exchange Traded Products	5,518,619	—	—	5,518,619
Senior Floating Rate Loans	—	156,309,967	—	156,309,967
Short-Term Investment	23,246,810	—	—	23,246,810
TOTAL INVESTMENTS	$28,765,429	$388,950,643	$420,535	$418,136,607
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$828	$—	$828
Unfunded Loans - Unrealized Depreciation	—	(74)	—	(74)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$754	$—	$754

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
SPDR Blackstone Senior Loan ETF	126,117	$5,271,691	$3,903,714	$3,593,789	$(52,095)	$(10,902)	132,691	$5,518,619	$410,139
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,490,445	4,490,445	258,320,679	239,564,314	—	—	23,246,810	23,246,810	862,489
Total		$9,762,136	$262,224,393	$243,158,103	$(52,095)	$(10,902)		$28,765,429	$1,272,628
See accompanying notes to financial statements.
21

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 86.5%
ADVERTISING SERVICES — 0.5%
Neptune Bidco U.S., Inc. 2022 USD Term Loan B 3 mo. USD Term SOFR + 5.00%, 9.33%, 4/11/2029 (a)	$25,177,760	$23,878,335
Planet U.S. Buyer LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.33%, 2/7/2031 (a)	6,708,450	6,744,508
Wasserman Media Group LLC Term Loan B (b)	2,497,593	2,503,837
		33,126,680
AEROSPACE & DEFENSE — 0.9%
Air Comm Corp. LLC 2024 Term Loan 3 mo. USD Term SOFR + 3.00%, 7.30%, 12/11/2031 (a)	8,542,186	8,595,575
Dynasty Acquisition Co., Inc.:
2024 1st Lien Term Loan B1 1 mo. USD Term SOFR + 2.00%, 6.33%, 10/31/2031 (a)	279,763	280,207
2024 1st Lien Term Loan B2 1 mo. USD Term SOFR + 2.00%, 6.33%, 10/31/2031 (a)	106,413	106,582
Kaman Corp. 2025 Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.08%, 2/26/2032 (a)	14,865,271	14,866,460
TransDigm, Inc.:
2023 Term Loan J 3 mo. USD Term SOFR + 2.50%, 6.80%, 2/28/2031 (a)	28,979,206	29,063,390
2024 Term Loan I 3 mo. USD Term SOFR + 2.75%, 7.05%, 8/24/2028 (a)	1,294,489	1,300,521
2024 Term Loan K 3 mo. USD Term SOFR + 2.75%, 7.05%, 3/22/2030 (a)	5,171,100	5,195,559
		59,408,294
AIRLINES — 0.8%
American Airlines, Inc.:
2023 1st Lien Term Loan 6 mo. USD Term SOFR + 2.25%, 6.51%, 6/4/2029 (a)	9,000,000	8,930,250
2025 Term Loan 3 mo. USD Term SOFR + 2.25%, 6.52%, 4/20/2028 (a)	5,100,000	5,074,092
2025 Term Loan B (b)	4,883,367	4,921,213
Security Description	Principal Amount	Value
JetBlue Airways Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 5.50%, 9.07%, 8/27/2029 (a)	$37,926,980	$35,713,182
United Airlines, Inc. 2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 2.00%, 6.28%, 2/22/2031 (a)	2,331	2,339
		54,641,076
APPAREL — 0.5%
ABG Intermediate Holdings 2 LLC:
2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.58%, 12/21/2028 (a)	12,312,660	12,318,241
2025 Delayed Draw Term Loan 1 mo. USD Term SOFR + 2.25%, 6.58%, 2/13/2032 (a)	7,082,250	7,077,824
Beach Acquisition Bidco LLC USD Term Loan B (b)	5,061,423	5,093,056
S&S Holdings LLC 2024 Term Loan 1 mo. USD Term SOFR + 5.00%, 9.32%, 10/1/2031 (a)	7,338,751	7,047,513
		31,536,634
AUTO PARTS & EQUIPMENT — 1.3%
Clarios Global LP:
2024 USD Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.83%, 5/6/2030 (a)	11,641,299	11,623,138
2025 USD Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.08%, 1/28/2032 (a)	43,405,025	43,500,082
First Brands Group LLC:
2021 Term Loan 3 mo. USD Term SOFR + 5.00%, 9.54%, 3/30/2027 (a)	952,237	902,278
2022 Incremental Term Loan 3 mo. USD Term SOFR + 5.00%, 9.54%, 3/30/2027 (a)	12,351,327	11,690,037
Tenneco, Inc.:
2022 Term Loan A 3 mo. USD Term SOFR + 4.75%, 9.06%, 11/17/2028 (a)	12,317,993	12,022,916
2022 Term Loan B 3 mo. USD Term SOFR + 5.00%, 9.42%, 11/17/2028 (a)	13,309,974	13,020,482
		92,758,933

See accompanying notes to financial statements.
22

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
BEVERAGES — 0.5%
Primo Brands Corp. 2025 Term Loan B 3 mo. USD Term SOFR + 2.25%, 6.55%, 3/31/2028 (a)	$23,688,105	$23,799,913
Sazerac Co., Inc. Term Loan B (b)	11,445,916	11,460,224
		35,260,137
BUILDING MATERIALS — 0.8%
Cornerstone Building Brands, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.66%, 4/12/2028 (a)	43,703,014	39,150,690
LHS Borrower LLC 2022 Term Loan B 1 mo. USD Term SOFR + 4.75%, 9.18%, 2/16/2029 (a)	19,181,213	17,678,748
Quikrete Holdings, Inc. 2024 Term Loan B1 1 mo. USD Term SOFR + 2.25%, 6.58%, 3/19/2029 (a)	224,089	224,295
Tamko Building Products LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.03%, 9/20/2030 (a)	1,231,369	1,235,986
		58,289,719
CAPITAL MARKETS — 1.4%
Aretec Group, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.83%, 8/9/2030 (a)	44,685,086	44,816,460
Focus Financial Partners LLC 2025 Incremental Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.08%, 9/15/2031 (a)	49,777,960	49,728,431
		94,544,891
CHEMICALS — 0.7%
Discovery Purchaser Corp. Term Loan 3 mo. USD Term SOFR + 3.75%, 8.02%, 10/4/2029 (a)	5,838,519	5,836,680
Nouryon Finance BV:
2024 USD Term Loan B1 3 mo. USD Term SOFR + 3.25%, 7.51%, 4/3/2028 (a)	6,506,002	6,544,647
2024 USD Term Loan B2 3 mo. USD Term SOFR + 3.25%, 7.55%, 4/3/2028 (a)	2,320,196	2,333,979
Security Description	Principal Amount	Value
SCIH Salt Holdings, Inc. 2021 Incremental Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.28%, 1/31/2029 (a)	$36,456,816	$36,512,004
		51,227,310
COMMERCIAL SERVICES — 6.9%
AlixPartners LLP 2021 USD Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.94%, 2/4/2028 (a)	1,905,096	1,914,393
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.18%, 5/12/2028 (a)	87,989,845	88,508,545
Ankura Consulting Group LLC 2024 Repriced Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.80%, 12/29/2031 (a)	12,584,685	12,592,550
Anticimex International AB 2024 Term Loan B6 3 mo. USD Term SOFR + 3.40%, 7.66%, 11/16/2028 (a)	2,534,093	2,547,397
Belfor Holdings, Inc. 2025 USD Term Loan B3 1 mo. USD Term SOFR + 3.00%, 7.33%, 11/1/2030 (a)	1,326,728	1,330,044
Belron Finance 2019 LLC 2024 USD Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.05%, 10/16/2031 (a)	1,474,609	1,483,125
Boost Newco Borrower LLC 2025 USD Term Loan B 3 mo. USD Term SOFR + 2.00%, 6.30%, 1/31/2031 (a)	98,282,063	98,650,620
Camelot U.S. Acquisition LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.08%, 1/31/2031 (a)	4,355,968	4,316,503
CHG Healthcare Services, Inc. 2024 Term Loan B1 3 mo. USD Term SOFR + 3.00%, 7.33%, 9/29/2028 (a)	2,291,856	2,302,388
Conservice Midco LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.33%, 5/13/2030 (a)	663,333	664,856
Creative Artists Agency LLC 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.08%, 10/1/2031 (a)	14,196,009	14,254,354

See accompanying notes to financial statements.
23

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Ensemble RCM LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.28%, 8/1/2029 (a)	$2,912,755	$2,927,406
First Advantage Holdings LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 10/31/2031 (a)	16,415,125	16,443,359
Fugue Finance BV:
2025 Add-on Term Loan 3 mo. USD Term SOFR + 3.25%, 7.57%, 1/9/2032 (a)	1,206,897	1,215,574
2025 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.58%, 1/9/2032 (a)	1,459,255	1,474,712
Garda World Security Corp. 2025 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.31%, 2/1/2029 (a)	7,599,322	7,622,500
Grant Thornton Advisors LLC:
2025 Delayed Draw Term Loan 1 mo. USD Term SOFR + 2.75%, 7.08%, 6/2/2031 (a)	92,240	92,275
2025 Incremental Term Loan 1 mo. USD Term SOFR + 3.00%, 7.33%, 6/2/2031 (a)	5,514,923	5,530,778
2025 Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.08%, 6/2/2031 (a)	16,363,697	16,369,833
Homeserve USA Holding Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 2.00%, 6.32%, 10/21/2030 (a)	405,327	406,215
KUEHG Corp. 2025 Term Loan (b)	14,888,289	14,912,706
Mavis Tire Express Services Corp. 2025 Repriced Term Loan 3 mo. USD Term SOFR + 3.00%, 7.33%, 5/4/2028 (a)	44,961,578	44,995,974
OMNIA Partners LLC 2024 Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.03%, 7/25/2030 (a)	12,925,614	12,964,649
PG Investment Co. 59 SARL Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.05%, 3/26/2031 (a)	7,765,287	7,796,348
Prime Security Services Borrower LLC 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.00%, 6.32%, 10/13/2030 (a)	1,016,604	1,018,256
Security Description	Principal Amount	Value
Raven Acquisition Holdings LLC Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 11/19/2031 (a)	$39,848,788	$39,863,731
Ryan LLC Term Loan 1 mo. USD Term SOFR + 3.50%, 7.83%, 11/14/2030 (a)	12,121,064	12,152,336
Shift4 Payments LLC 2025 Term Loan (b)	5,000,000	5,046,100
Thevelia U.S. LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.30%, 6/18/2029 (a)	18,528,023	18,566,654
Trans Union LLC 2024 Term Loan B8 (b)	2,094,710	2,099,717
TTF Holdings LLC 2024 Term Loan 6 mo. USD Term SOFR + 3.75%, 8.00%, 7/18/2031 (a)	7,032,453	6,992,896
VT Topco, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.33%, 8/9/2030 (a)	6,736,396	6,758,727
Wand NewCo 3, Inc. 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.83%, 1/30/2031 (a)	23,784,745	23,706,018
		477,521,539
COMMUNICATIONS EQUIPMENT — 1.5%
Zayo Group Holdings, Inc. USD Term Loan 1 mo. USD Term SOFR + 3.00%, 7.44%, 3/9/2027 (a)	107,644,906	102,671,173
COMPUTERS — 6.9%
Access CIG LLC 2023 Term Loan 6 mo. USD Term SOFR + 4.25%, 8.38%, 8/18/2028 (a)	10,486,292	10,547,742
Amentum Government Services Holdings LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.58%, 9/29/2031 (a)	14,647,271	14,647,271
Bingo Holdings I LLC Term Loan B (b)	13,871,791	13,676,753
Clover Holdings 2 LLC Term Loan B 3 mo. USD Term SOFR + 4.00%, 8.31%, 12/9/2031 (a)	28,787,017	28,867,908
Ivanti Software, Inc. 2025 Newco Term Loan 3 mo. USD Term SOFR + 5.75%, 10.08%, 6/1/2029 (a)	3,207,947	3,308,195

See accompanying notes to financial statements.
24

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Kaseya, Inc. 2025 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 3/20/2032 (a)	$4,987,500	$5,012,837
McAfee LLC 2024 USD 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.32%, 3/1/2029 (a)	95,480,899	92,924,875
Peraton Corp. Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.18%, 2/1/2028 (a)	73,490,511	65,085,034
Sandisk Corp. Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.32%, 2/20/2032 (a)	54,914,831	54,708,901
Tempo Acquisition LLC 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 1.75%, 6.08%, 8/31/2028 (a)	4,732,884	4,718,851
Twitter, Inc. Term Loan 1 mo. USD Term SOFR + 6.50%, 10.93%, 10/26/2029 (a)	135,438,897	132,487,006
Virtusa Corp. 2024 Term Loan B (b)	4,488,636	4,495,369
Vision Solutions, Inc.:
2021 2nd Lien Term Loan 3 mo. USD Term SOFR + 7.25%, 11.79%, 4/23/2029 (a)	1,233,333	1,148,801
2021 Incremental Term Loan 3 mo. USD Term SOFR + 4.00%, 8.54%, 4/24/2028 (a)	51,278,348	48,816,987
		480,446,530
CONSTRUCTION & ENGINEERING — 0.8%
Apple Bidco LLC 2025 Term Loan 1 mo. USD Term SOFR + 2.50%, 6.83%, 9/23/2031 (a)	27,664,128	27,646,838
Brown Group Holding LLC:
2022 Incremental Term Loan B2 3 mo. USD Term SOFR + 2.50%, 6.78%, 7/1/2031 (a)	2,792,105	2,798,611
Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.83%, 7/1/2031 (a)	4,057,887	4,066,632
Construction Partners, Inc. Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.83%, 11/3/2031 (a)	379,719	381,380
Security Description	Principal Amount	Value
DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.50%, 7.94%, 3/31/2028 (a)	$10,844,009	$10,877,516
TRC Cos. LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.33%, 12/8/2028 (a)	6,943,918	6,937,842
		52,708,819
CONSTRUCTION MATERIALS — 0.4%
Groundworks LLC:
2024 Delayed Draw Term Loan 1 mo. USD Term SOFR + 3.00%, 7.32%, 3/14/2031 (a)	132,632	132,764
2024 Term Loan 1 mo. USD Term SOFR + 3.00%, 7.32%, 3/14/2031 (a)	4,503,949	4,508,454
Quikrete Holdings, Inc.:
2025 Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.58%, 2/10/2032 (a)	15,381,353	15,379,430
2025 Term Loan B1 1 mo. USD Term SOFR + 2.25%, 6.58%, 4/14/2031 (a)	5,223,377	5,220,112
		25,240,760
CONTAINERS & PACKAGING — 3.1%
Berlin Packaging LLC 2024 Term Loan B7 1 mo. USD Term SOFR + 3.50%, 7.82%, 6/7/2031 (a)	14,830,556	14,900,556
Charter NEX U.S., Inc. 2024 Term Loan B1 1 mo. USD Term SOFR + 2.75%, 7.06%, 11/29/2030 (a)	3,244,995	3,260,214
Clydesdale Acquisition Holdings, Inc.:
2025 Delayed Draw Term Loan (b)	125,310	124,963
2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 4/1/2032 (a)	46,365,485	46,236,821
Term Loan B 1 mo. USD Term SOFR + 3.18%, 7.50%, 4/13/2029 (a)	33,730,052	33,701,382
Graham Packaging Co., Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.83%, 8/4/2027 (a)	3,274,007	3,283,453
Iris Holding, Inc. Term Loan 3 mo. USD Term SOFR + 4.75%, 9.13%, 6/28/2028 (a)	61,438,407	59,899,067

See accompanying notes to financial statements.
25

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Proampac PG Borrower LLC 2024 Term Loan 3 mo. USD Term SOFR + 4.00%, 8.26%, 9/15/2028 (a)	$19,485,046	$19,584,907
Ring Container Technologies Group LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.08%, 8/14/2028 (a)	204,357	205,251
TricorBraun Holdings, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.25%, 7.69%, 3/3/2028 (a)	20,359,206	20,361,038
Trident TPI Holdings, Inc. 2024 Term Loan B7 3 mo. USD Term SOFR + 3.75%, 8.05%, 9/15/2028 (a)	13,864,641	13,641,143
		215,198,795
DISTRIBUTION/WHOLESALE — 0.7%
BCPE Empire Holdings, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 12/11/2030 (a)	20,135,543	20,044,934
Fluid-Flow Products, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.55%, 3/31/2028 (a)	5,202,239	5,207,921
Windsor Holdings III LLC 2025 USD Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.07%, 8/1/2030 (a)	23,880,106	23,913,897
		49,166,752
DIVERSIFIED FINANCIAL SERVICES — 2.1%
Advisor Group, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.83%, 8/17/2028 (a)	7,912,992	7,940,371
Apex Group Treasury LLC 2025 USD Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.82%, 2/27/2032 (a)	11,278,272	11,253,629
Assetmark Financial Holdings, Inc. 2024 Term Loan 3 mo. USD Term SOFR + 2.75%, 7.05%, 9/5/2031 (a)	15,284,797	15,324,079
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6 1 mo. USD Term SOFR + 1.75%, 6.07%, 6/24/2030 (a)	548,622	549,636
Citco Funding LLC 2024 Term Loan B 6 mo. USD Term SOFR + 2.75%, 6.93%, 4/27/2028 (a)	236,178	237,595
Security Description	Principal Amount	Value
Colossus Acquireco LLC Term Loan B (b)	$34,194,878	$34,011,080
Corpay Technologies Operating Co. LLC Term Loan B5 1 mo. USD Term SOFR + 1.75%, 6.08%, 4/28/2028 (a)	728,170	729,081
CPI Holdco B LLC:
2024 Incremental Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.58%, 5/17/2031 (a)	1,301,884	1,302,294
2024 Term Loan (b)	2,275,663	2,271,681
Edelman Financial Center LLC:
2024 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.25%, 9.58%, 10/6/2028 (a)	8,331,429	8,376,210
2024 Term Loan 1 mo. USD Term SOFR + 3.00%, 7.33%, 4/7/2028 (a)	18,335,394	18,376,191
Eisner Advisory Group LLC 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 8.33%, 2/28/2031 (a)	5,804,174	5,836,822
Hudson River Trading LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.31%, 3/18/2030 (a)	10,311,924	10,355,441
Jane Street Group LLC 2024 Term Loan B1 3 mo. USD Term SOFR + 2.00%, 6.33%, 12/15/2031 (a)	4,967,276	4,966,754
Janney Montgomery Scott LLC Term Loan 6 mo. USD Term SOFR + 3.25%, 7.47%, 11/28/2031 (a)	2,378,264	2,390,798
Kestra Advisor Services Holdings A, Inc. 2024 Repriced Term Loan 1 mo. USD Term SOFR + 3.00%, 7.33%, 3/22/2031 (a)	12,136,940	12,145,800
Mermaid Bidco, Inc. 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.51%, 7/3/2031 (a)	7,004,583	7,022,094
		143,089,556
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.4%
Altice France SA 2023 USD Term Loan B14 3 mo. USD Term SOFR + 5.50%, 9.76%, 8/15/2028 (a)	62,049,822	56,379,089
CommScope, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 5.25%, 9.58%, 12/17/2029 (a)	60,814,371	61,644,183

See accompanying notes to financial statements.
26

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Delta TopCo, Inc.:
2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.25%, 9.57%, 11/29/2030 (a)	$4,660,088	$4,693,570
2025 Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.07%, 11/30/2029 (a)	30,069,962	29,889,993
Lumen Technologies, Inc.:
2024 Extended Term Loan B1 1 mo. USD Term SOFR + 2.35%, 6.79%, 4/16/2029 (a)	37,153,183	36,758,617
2024 Extended Term Loan B2 (b)	32,724,027	32,363,735
2024 Term Loan A 1 mo. USD Term SOFR + 6.00%, 10.33%, 6/1/2028 (a)	7,762,503	7,975,972
Viavi Solutions, Inc. Term Loan B (b)	7,879,433	7,891,764
		237,596,923
ELECTRIC — 0.0% *
Cogentrix Finance Holdco I LLC Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.08%, 2/26/2032 (a)	2,787,638	2,796,015
Lightning Power LLC Term Loan B 3 mo. USD Term SOFR + 2.25%, 6.55%, 8/18/2031 (a)	369,733	370,837
		3,166,852
ELECTRONICS — 0.0% *
II-VI, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.00%, 6.33%, 7/2/2029 (a)	450,000	451,220
Minimax Viking GmbH 2025 USD Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.58%, 3/17/2032 (a)	1,988,131	1,999,314
		2,450,534
ENTERTAINMENT — 1.6%
Caesars Entertainment, Inc.:
2024 Term Loan B1 1 mo. USD Term SOFR + 2.25%, 6.58%, 2/6/2031 (a)	4,686,973	4,689,926
Term Loan B (b)	7,914,522	7,920,458
CE Intermediate I LLC 2025 Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.45%, 3/25/2032 (a)	8,771,860	8,782,825
Security Description	Principal Amount	Value
Delta 2 Lux SARL:
2024 Term Loan B1 (b)	$311,111	$312,005
2024 Term Loan B2 (b)	155,556	156,003
DK Crown Holdings, Inc. 2025 Term Loan B (b)	2,413,367	2,408,336
EOC Borrower LLC Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.33%, 3/24/2032 (a)	15,395,199	15,433,687
Flutter Financing BV 2024 Term Loan B 3 mo. USD Term SOFR + 1.75%, 6.05%, 11/30/2030 (a)	1,824,881	1,822,600
GVC Holdings (Gibraltar) Ltd. 2021 USD Term Loan B4 6 mo. USD Term SOFR + 2.50%, 6.67%, 3/29/2027 (a)	704,398	705,937
GVC Holdings Ltd. 2024 USD Term Loan B3 6 mo. USD Term SOFR + 2.75%, 7.02%, 10/31/2029 (a)	606,209	609,294
Herschend Entertainment Co. LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.57%, 5/27/2032 (a)	9,068,125	9,142,756
PENN Entertainment, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.83%, 5/3/2029 (a)	909,007	911,161
Scientific Games Holdings LP 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.28%, 4/4/2029 (a)	14,991,608	14,996,030
UFC Holdings LLC 2024 Term Loan B 3 mo. USD Term SOFR + 2.25%, 6.57%, 11/21/2031 (a)	377,881	379,721
Voyager Parent LLC Term Loan B (b)	41,757,747	41,386,521
		109,657,260
ENVIRONMENTAL CONTROL — 0.3%
Madison IAQ LLC:
2025 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.56%, 5/6/2032 (a)	6,561,667	6,587,618
Term Loan 6 mo. USD Term SOFR + 2.50%, 6.76%, 6/21/2028 (a)	10,176,012	10,195,092
Reworld Holding Corp.:
Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.56%, 11/30/2028 (a)	6,326,102	6,345,080

See accompanying notes to financial statements.
27

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Term Loan C 1 mo. USD Term SOFR + 2.25%, 6.56%, 11/30/2028 (a)	$846,450	$848,990
		23,976,780
FINANCIAL SERVICES — 0.1%
AqGen Island Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.33%, 8/2/2028 (a)	8,559,649	8,586,398
Chrysaor Bidco SARL USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.24%, 10/30/2031 (a)	438,385	441,854
		9,028,252
FOOD PRODUCTS — 0.1%
Fiesta Purchaser, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 2/12/2031 (a)	9,642,941	9,673,482
Froneri Lux Finco SARL 2024 USD Term Loan B4 6 mo. USD Term SOFR + 2.00%, 6.24%, 9/30/2031 (a)	318,221	315,439
		9,988,921
GROUND TRANSPORTATION — 0.7%
Stonepeak Nile Parent LLC Term Loan B 3 mo. USD Term SOFR + 1.75%, 9.25%, 4/9/2032 (a)	9,478,228	9,520,880
Worldwide Express Operations LLC 2024 Term Loan B 3 mo. USD Term SOFR + 4.00%, 8.30%, 7/26/2028 (a)	35,437,304	35,482,310
		45,003,190
HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Auris Luxembourg III SARL:
2024 Term Loan B4 6 mo. USD Term SOFR + 3.75%, 7.88%, 2/28/2029 (a)	2,614,620	2,621,980
2024 Term Loan B4 6 mo. USD Term SOFR + 3.75%, 7.88%, 2/28/2029 (a)	21,648,699	21,648,699
Embecta Corp. Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.33%, 3/30/2029 (a)	8,155,910	8,130,423
Hanger, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.83%, 10/23/2031 (a)	12,825,843	12,862,204
Security Description	Principal Amount	Value
Medline Borrower LP 2024 USD Add-on Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.58%, 10/23/2028 (a)	$1,737,006	$1,737,637
Resonetics LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.57%, 6/18/2031 (a)	4,341,253	4,349,284
		51,350,227
HEALTH CARE PROVIDERS & SERVICES — 3.8%
Electron BidCo, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 2.75%, 7.08%, 11/1/2028 (a)	5,610,465	5,631,111
Global Medical Response, Inc. 2024 PIK Term Loan 3 mo. USD Term SOFR + 4.75%, 9.08%, 10/31/2028 (a)	68,235,365	68,415,507
ICON Luxembourg SARL 2024 LUX Term Loan B 3 mo. USD Term SOFR + 2.00%, 6.30%, 7/3/2028 (a)	502,405	506,250
MED ParentCo LP:
2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.83%, 4/15/2031 (a)	2,985,000	3,000,462
2025 Term Loan B 7.58%, 4/15/2031 (a)	10,299,260	10,352,610
Midwest Physician Administrative Services LLC 2021 Term Loan 3 mo. USD Term SOFR + 3.00%, 7.81%, 3/12/2028 (a)	28,467,357	26,616,979
Outcomes Group Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.08%, 5/6/2031 (a)	6,448,817	6,495,152
Parexel International Corp. 2025 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.83%, 11/15/2028 (a)	16,078,480	16,101,070
Radiology Partners, Inc. 2025 Term Loan (b)	33,689,655	33,458,039
Team Health Holdings, Inc. 2022 Term Loan B 3 mo. USD Term SOFR + 5.25%, 9.53%, 3/2/2027 (a)	92,335,421	92,017,788
		262,594,968
HOME FURNISHINGS — 1.0%
AI Aqua Merger Sub, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.32%, 7/31/2028 (a)	72,064,127	72,043,228

See accompanying notes to financial statements.
28

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
HOUSEWARES — 1.0%
American Greetings Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 5.75%, 10.08%, 10/30/2029 (a)	$18,806,892	$18,869,989
Hunter Douglas, Inc. 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.55%, 1/20/2032 (a)	49,556,293	49,442,809
		68,312,798
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% *
Calpine Corp.:
2024 Term Loan B10 1 mo. USD Term SOFR + 1.75%, 6.08%, 1/31/2031 (a)	601,799	602,412
2024 Term Loan B5 1 mo. USD Term SOFR + 1.75%, 6.08%, 2/15/2032 (a)	1,150,000	1,151,087
		1,753,499
INSURANCE — 9.0%
Acrisure LLC 2024 1st Lien Term Loan B6 1 mo. USD Term SOFR + 3.00%, 7.33%, 11/6/2030 (a)	52,657,649	52,595,776
Alera Group, Inc.:
2025 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.50%, 9.83%, 5/30/2033 (a)	11,340,909	11,574,815
2025 Term Loan 3 mo. USD Term SOFR + 3.25%, 7.58%, 5/31/2032 (a)	28,338,600	28,455,497
Alliant Holdings Intermediate LLC 2024 Term Loan B6 1 mo. USD Term SOFR + 2.75%, 7.07%, 9/19/2031 (a)	22,704,723	22,735,601
AmWINS Group, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.58%, 1/30/2032 (a)	15,677,379	15,700,424
AssuredPartners, Inc. 2024 Incremental Term Loan B5 1 mo. USD Term SOFR + 3.50%, 7.83%, 2/14/2031 (a)	151,349,527	151,899,682
Asurion LLC:
2021 2nd Lien Term Loan B3 1 mo. USD Term SOFR + 5.25%, 9.69%, 1/31/2028 (a)	4,182,849	4,011,624
Security Description	Principal Amount	Value
2021 Second Lien Term Loan B4 1 mo. USD Term SOFR + 5.25%, 9.69%, 1/20/2029 (a)	$81,514,757	$75,840,515
2022 Term Loan B10 1 mo. USD Term SOFR + 4.00%, 8.43%, 8/19/2028 (a)	32,115,919	31,716,718
2023 Term Loan B11 1 mo. USD Term SOFR + 4.25%, 8.68%, 8/19/2028 (a)	9,295,956	9,210,433
2024 Term Loan B12 1 mo. USD Term SOFR + 4.25%, 8.58%, 9/19/2030 (a)	16,822,893	16,427,302
2025 Term Loan B13 1 mo. USD Term SOFR + 4.25%, 8.58%, 9/19/2030 (a)	3,311,461	3,221,224
Baldwin Insurance Group Holdings LLC 2024 Repriced Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.31%, 5/26/2031 (a)	4,975,000	4,985,373
BroadStreet Partners, Inc. 2024 Term Loan B4 1 mo. USD Term SOFR + 3.00%, 7.33%, 6/13/2031 (a)	50,782,158	50,900,227
Howden Group Holdings Ltd. 2024 USD 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.33%, 2/15/2031 (a)	38,137,326	38,299,791
HUB International Ltd. 2025 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.77%, 6/20/2030 (a)	15,083,978	15,146,124
Sedgwick Claims Management Services, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.33%, 7/31/2031 (a)	26,653,588	26,779,526
Trucordia Insurance Holdings LLC Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.56%, 6/14/2032 (a)	11,575,949	11,612,124
Truist Insurance Holdings LLC:
2024 Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.05%, 5/6/2031 (a)	22,406,554	22,443,861
2nd Lien Term Loan 3 mo. USD Term SOFR + 4.75%, 9.05%, 5/6/2032 (a)	19,448,785	19,448,785

See accompanying notes to financial statements.
29

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
USI, Inc.:
2024 Term Loan C 3 mo. USD Term SOFR + 2.25%, 6.55%, 9/29/2030 (a)	$4,615,317	$4,608,533
2024 Term Loan D 3 mo. USD Term SOFR + 2.25%, 6.55%, 11/21/2029 (a)	4,284,540	4,282,206
		621,896,161
INTERNET & TELECOM — 2.4%
BEP Intermediate Holdco LLC Replacement Term Loan 1 mo. USD Term SOFR + 3.25%, 7.58%, 4/25/2031 (a)	832,894	837,059
CNT Holdings I Corp. 2025 Term Loan 3 mo. USD Term SOFR + 2.50%, 6.78%, 11/8/2032 (a)	3,917,093	3,931,175
Endure Digital, Inc. 2024 CoOp Term Loan 1 mo. USD Term SOFR + 3.50%, 7.93%, 2/10/2028 (a)	53,122,779	38,492,748
ION Trading Technologies SARL 2024 Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.80%, 4/1/2028 (a)	26,404,022	26,452,738
MH Sub I LLC:
2023 Term Loan 1 mo. USD Term SOFR + 4.25%, 8.58%, 5/3/2028 (a)	55,232,119	51,918,192
2024 Term Loan B4 1 mo. USD Term SOFR + 4.25%, 8.58%, 12/31/2031 (a)	2,004,942	1,747,437
Plano HoldCo, Inc. Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.80%, 10/2/2031 (a)	877,422	835,745
Proofpoint, Inc.:
2024 Term Loan 1 mo. USD Term SOFR + 3.00%, 7.33%, 8/31/2028 (a)	27,483,851	27,533,047
2025 Fungible Term Loan (b)	1,727,840	1,730,932
PUG LLC 2024 Extended Term Loan B 1 mo. USD Term SOFR + 4.75%, 9.08%, 3/15/2030 (a)	7,864,247	7,654,507
TripAdvisor, Inc. Term Loan 1 mo. USD Term SOFR + 2.75%, 7.08%, 7/8/2031 (a)	6,066,954	6,059,370
		167,192,950
Security Description	Principal Amount	Value
INVESTMENT COMPANIES — 0.1%
Nexus Buyer LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.83%, 7/31/2031 (a)	$4,987,500	$5,007,649
LEISURE TIME — 0.3%
19th Holdings Golf LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.66%, 2/7/2029 (a)	2,569,847	2,536,658
Carnival Corp. 2025 Term Loan (2028) 1 mo. USD Term SOFR + 2.00%, 6.31%, 10/18/2028 (a)	1,577,229	1,580,565
GBT U.S. III LLC 2025 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.78%, 7/28/2031 (a)	5,355,213	5,370,823
LC AHAB U.S. Bidco LLC Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.33%, 5/1/2031 (a)	12,071,761	12,079,367
Life Time Fitness, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.54%, 11/5/2031 (a)	300,490	301,654
		21,869,067
LODGING — 0.8%
Fertitta Entertainment LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.83%, 1/27/2029 (a)	53,294,965	53,297,097
MACHINERY — 0.8%
Chart Industries, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.79%, 3/15/2030 (a)	125,486	126,035
Columbus McKinnon Corp. 2024 Term Loan 3 mo. USD Term SOFR + 2.50%, 6.80%, 5/14/2028 (a)	688,378	687,948
Pro Mach Group, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.08%, 8/31/2028 (a)	7,607,607	7,631,761
SPX Flow, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.33%, 4/5/2029 (a)	3,843,885	3,861,874
TK Elevator Midco GmbH 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.24%, 4/30/2030 (a)	40,181,145	40,331,824
		52,639,442

See accompanying notes to financial statements.
30

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
MACHINERY-CONSTRUCTION & MINING — 0.0% *
WEC U.S. Holdings Ltd. 2024 Term Loan 1 mo. USD Term SOFR + 2.25%, 6.57%, 1/27/2031 (a)	$2,484,218	$2,487,634
MEDIA — 2.8%
Cengage Learning, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.83%, 3/24/2031 (a)	22,250,334	22,329,546
Charter Communications Operating LLC 2024 Term Loan B5 3 mo. USD Term SOFR + 2.25%, 6.55%, 12/15/2031 (a)	1,224,364	1,227,657
Cogeco Communications Finance USA LP 2023 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 9/18/2030 (a)	7,815,941	7,811,877
Coral-U.S. Co-Borrower LLC 2021 Term Loan B6 (b)	2,067,500	2,062,476
DirecTV Financing LLC Term Loan 3 mo. USD Term SOFR + 5.00%, 9.54%, 8/2/2027 (a)	86,725	87,166
Gray Television, Inc. 2021 Term Loan D 1 mo. USD Term SOFR + 3.00%, 7.44%, 12/1/2028 (a)	15,948,501	15,482,725
McGraw-Hill Global Education Holdings LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 8/6/2031 (a)	12,266,309	12,322,550
MJH Healthcare Holdings LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 1/29/2029 (a)	8,939,293	8,976,525
Nexstar Broadcasting, Inc. 2019 Term Loan B4 1 mo. USD Term SOFR + 2.50%, 6.94%, 9/18/2026 (a)	207,012	207,271
Nexstar Media, Inc. 2025 Term Loan B5 (b)	11,880,000	11,872,575
Radiate Holdco LLC 2025 FLFO Term Loan (b)	47,763,203	47,763,203
Virgin Media Bristol LLC:
2020 USD Term Loan Q 1 mo. USD Term SOFR + 3.25%, 7.68%, 1/31/2029 (a)	1,312,195	1,302,432
2023 USD Term Loan Y 6 mo. USD Term SOFR + 3.18%, 7.37%, 3/31/2031 (a)	30,000,000	29,657,400
Security Description	Principal Amount	Value
USD Term Loan N 1 mo. USD Term SOFR + 2.50%, 6.93%, 1/31/2028 (a)	$32,529,374	$32,158,285
		193,261,688
METAL FABRICATE & HARDWARE — 0.1%
Crosby U.S. Acquisition Corp. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.83%, 8/16/2029 (a)	9,103,215	9,148,458
METALS & MINING — 0.0% *
Flame Newco LLC 2023 Exit PIK Term Loan 1 mo. USD Term SOFR + 4.00%, 4.00%, 6/30/2028 (a)	2,529,361	2,519,889
MISCELLANEOUS MANUFACTURER — 0.3%
JBT Marel Corp. Term Loan B 6.43%, 1/2/2032 (a)	151,804	152,506
Touchdown Acquirer, Inc. 2025 USD Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.08%, 2/21/2031 (a)	16,957,500	16,978,697
		17,131,203
PERSONAL PRODUCTS — 0.4%
Opal Bidco SAS USD Term Loan B (b)	27,928,607	28,077,047
PHARMACEUTICALS — 2.2%
Elanco Animal Health, Inc. Term Loan B 1 mo. USD Term SOFR + 1.75%, 6.17%, 8/1/2027 (a)	570,563	570,708
Gainwell Acquisition Corp. Term Loan B 3 mo. USD Term SOFR + 4.00%, 8.40%, 10/1/2027 (a)	96,032,708	92,743,588
HLF Financing SARL LLC 2024 8th Amendment Term Loan B 1 mo. USD Term SOFR + 6.75%, 11.08%, 4/12/2029 (a)	16,043,483	16,279,081
Padagis LLC Term Loan B 3 mo. USD Term SOFR + 4.75%, 9.27%, 7/6/2028 (a)	1,827,945	1,718,268
PRA Health Sciences, Inc. 2024 US Term Loan B 3 mo. USD Term SOFR + 2.00%, 6.30%, 7/3/2028 (a)	125,174	126,133

See accompanying notes to financial statements.
31

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Southern Veterinary Partners LLC 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 3.25%, 7.53%, 12/4/2031 (a)	$41,940,319	$42,036,782
		153,474,560
PIPELINES — 0.7%
AL GCX Holdings LLC Term Loan B 1 mo. USD Term SOFR + 2.00%, 6.31%, 5/17/2029 (a)	5,467,115	5,482,231
BIP PipeCo Holdings LLC Term Loan B 3 mo. USD Term SOFR + 2.25%, 6.53%, 12/6/2030 (a)	5,423,185	5,427,253
Freeport LNG Investments LLLP:
2025 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.52%, 12/21/2028 (a)	26,182,851	26,242,940
Term Loan B (b)	2,000,000	2,004,590
Oryx Midstream Services Permian Basin LLC 2025 Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.57%, 10/5/2028 (a)	3,780,034	3,783,360
TransMontaigne Operating Co. LP Term Loan B (b)	1,120,305	1,126,215
WhiteWater DBR HoldCo LLC 1st Lien Term Loan B 3 mo. USD Term SOFR + 2.25%, 6.56%, 3/3/2031 (a)	334,814	335,616
Whitewater Matterhorn Holdings LLC 2025 Term Loan B 3 mo. USD Term SOFR + 2.25%, 6.57%, 6/16/2032 (a)	1,749,044	1,750,505
		46,152,710
REAL ESTATE — 0.7%
CoreLogic, Inc. Term Loan 1 mo. USD Term SOFR + 3.50%, 7.94%, 6/2/2028 (a)	47,853,380	47,427,245
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
Blackstone Mortgage Trust, Inc. 2022 Term Loan B4 1 mo. USD Term SOFR + 3.50%, 7.83%, 5/9/2029 (a)	1,003,866	1,007,836
Security Description	Principal Amount	Value
Iron Mountain, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 2.00%, 6.33%, 1/31/2031 (a)	$2,368,987	$2,369,971
		3,377,807
RETAIL — 7.7%
1011778 B.C. Unlimited Liability Co. 2024 Term Loan B6 1 mo. USD Term SOFR + 1.75%, 6.08%, 9/20/2030 (a)	10,318,165	10,287,005
EG Group Ltd. 2024 Term Loan B 3 mo. USD Term SOFR + 4.25%, 8.58%, 2/7/2028 (a)	8,185,016	8,232,489
Flynn Restaurant Group LP 2025 Incremental Term Loan 1 mo. USD Term SOFR + 3.75%, 8.08%, 1/28/2032 (a)	28,273,446	28,273,446
Foundation Building Materials Holding Co. LLC:
2021 Term Loan 3 mo. USD Term SOFR + 3.25%, 7.79%, 1/31/2028 (a)	5,142,930	5,094,716
2024 Term Loan B2 3 mo. USD Term SOFR + 4.00%, 8.28%, 1/29/2031 (a)	10,807,650	10,610,789
Great Outdoors Group LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 1/23/2032 (a)	88,140,457	88,154,559
Harbor Freight Tools USA, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.58%, 6/11/2031 (a)	67,312,181	66,000,940
IRB Holding Corp. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.83%, 12/15/2027 (a)	40,936,332	40,979,110
Johnstone Supply LLC Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.82%, 6/9/2031 (a)	2,613,274	2,621,440
LBM Acquisition LLC 2024 Incremental Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.16%, 6/6/2031 (a)	16,715,824	15,671,085
Michaels Cos., Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 8.81%, 4/17/2028 (a)	60,026,623	50,459,880
Park River Holdings, Inc. Term Loan 3 mo. USD Term SOFR + 3.25%, 7.80%, 12/28/2027 (a)	22,502,896	21,968,340

See accompanying notes to financial statements.
32

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Peer Holding III BV 2025 USD Term Loan B5B 3 mo. USD Term SOFR + 2.50%, 6.80%, 7/1/2031 (a)	$3,901,673	$3,927,522
Petco Health & Wellness Co., Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.81%, 3/3/2028 (a)	47,642,133	44,013,708
PetSmart, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.18%, 2/11/2028 (a)	10,821,997	10,734,068
QXO, Inc. Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.30%, 4/30/2032 (a)	536,373	540,704
Raising Cane's Restaurants LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.00%, 6.33%, 9/18/2031 (a)	4,672,948	4,706,546
Restoration Hardware, Inc.:
2022 Incremental Term Loan 1 mo. USD Term SOFR + 3.25%, 7.68%, 10/20/2028 (a)	3,966,811	3,880,314
Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.94%, 10/20/2028 (a)	27,435,028	26,747,369
Spencer Spirit IH LLC 2024 Term Loan B 1 mo. USD Term SOFR + 4.75%, 9.06%, 7/15/2031 (a)	4,951,748	4,930,084
Staples, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 5.75%, 10.03%, 9/4/2029 (a)	23,153,740	21,490,968
Tacala LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.83%, 1/31/2031 (a)	11,254,112	11,323,550
Whatabrands LLC 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.83%, 8/3/2028 (a)	28,084,873	28,128,685
White Cap Buyer LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 10/19/2029 (a)	23,443,942	23,351,691
		532,129,008
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Instructure Holdings, Inc.:
2024 2nd Lien Term Loan 6 mo. USD Term SOFR + 5.00%, 9.21%, 11/12/2032 (a)	5,880,000	5,944,915
Security Description	Principal Amount	Value
2024 Term Loan 6 mo. USD Term SOFR + 3.00%, 7.21%, 11/13/2031 (a)	$20,965,105	$21,011,753
MKS Instruments, Inc. 2025 USD Repriced Term Loan 1 mo. USD Term SOFR + 2.00%, 6.32%, 8/17/2029 (a)	11,616	11,661
		26,968,329
SHIPBUILDING — 0.1%
LSF11 Trinity Bidco, Inc. 2024 1st Lien Term Loan 1 mo. USD Term SOFR + 3.00%, 7.32%, 6/14/2030 (a)	5,665,951	5,694,280
SOFTWARE — 15.1%
Applied Systems, Inc. 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 2.50%, 6.80%, 2/24/2031 (a)	8,316,252	8,362,366
Apttus Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.78%, 5/8/2028 (a)	4,086,495	4,105,906
Ascend Learning LLC 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.33%, 12/11/2028 (a)	17,155,631	17,172,529
AthenaHealth Group, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.08%, 2/15/2029 (a)	79,123,213	79,133,103
BCPE Pequod Buyer, Inc. USD Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 11/25/2031 (a)	8,518,918	8,543,410
Boxer Parent Co., Inc.:
2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.75%, 10.08%, 7/30/2032 (a)	13,648,256	13,315,648
2025 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.33%, 7/30/2031 (a)	56,463,366	56,177,379
Cast & Crew Payroll LLC 2021 Incremental Term Loan 1 mo. USD Term SOFR + 3.75%, 8.08%, 12/29/2028 (a)	15,807,325	14,981,709
Central Parent, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.55%, 7/6/2029 (a)	97,154,663	81,371,888

See accompanying notes to financial statements.
33

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Cloud Software Group, Inc.:
2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.80%, 3/29/2029 (a)	$78,307,092	$78,480,542
2024 USD Term Loan 3 mo. USD Term SOFR + 3.75%, 8.05%, 3/21/2031 (a)	26,521,575	26,596,100
ConnectWise LLC 2021 Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.06%, 9/29/2028 (a)	6,914,067	6,958,006
Cornerstone OnDemand, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.75%, 8.08%, 10/16/2028 (a)	20,830,072	19,599,848
Cotiviti Corp.:
2024 Term Loan 1 mo. USD Term SOFR + 2.75%, 7.07%, 5/1/2031 (a)	51,238,428	51,062,424
2025 2nd Amendment Term Loan 1 mo. USD Term SOFR + 2.75%, 7.07%, 3/26/2032 (a)	34,000,000	33,879,640
DCert Buyer, Inc. 2021 2nd Lien Term Loan 1 mo. USD Term SOFR + 7.00%, 11.33%, 2/19/2029 (a)	6,575,152	5,777,915
Dun & Bradstreet Corp. 2024 Term Loan 1 mo. USD Term SOFR + 2.25%, 6.57%, 1/18/2029 (a)	15,573,663	15,579,503
ECI Macola Max Holding LLC 2024 Term Loan 3 mo. USD Term SOFR + 3.25%, 7.55%, 5/9/2030 (a)	56,923	57,273
Epicor Software Corp. 2024 Term Loan E 1 mo. USD Term SOFR + 2.75%, 7.08%, 5/30/2031 (a)	22,500,063	22,582,638
Flexera Software LLC 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 3.00%, 7.31%, 3/3/2028 (a)	13,149,938	13,175,777
Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.83%, 1/30/2032 (a)	17,120,380	17,136,986
Genuine Financial Holdings LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 9/27/2030 (a)	471,006	448,869
Security Description	Principal Amount	Value
Imagine Learning LLC Term Loan 1 mo. USD Term SOFR + 3.50%, 7.83%, 12/21/2029 (a)	$2,083,948	$2,036,476
IQN Holding Corp. 2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.25%, 9.55%, 7/16/2032 (a)	4,485,329	4,532,044
Ivanti Software, Inc.:
2025 1st Lien Term Loan 3 mo. USD Term SOFR + 4.75%, 9.06%, 6/1/2029 (a)	19,656,269	16,386,432
2025 2nd Lien Term Loan (b)	6,756,545	4,087,709
Javelin Buyer, Inc. 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 3.25%, 7.58%, 12/5/2031 (a)	13,834,365	13,907,826
Mitchell International, Inc. 2024 1st Lien Term Loan 1 mo. USD Term SOFR + 3.25%, 7.58%, 6/17/2031 (a)	34,119,315	34,130,575
Modena Buyer LLC Term Loan 3 mo. USD Term SOFR + 4.50%, 8.78%, 7/1/2031 (a)	41,584,488	40,155,021
Particle Investments SARL 2024 Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.08%, 3/28/2031 (a)	2,312,167	2,329,508
Planview Parent, Inc. 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 3.50%, 7.80%, 12/17/2027 (a)	19,632,813	19,149,355
PointClickCare Technologies, Inc. 2024 USD Term Loan B 6 mo. USD Term SOFR + 3.25%, 7.42%, 11/3/2031 (a)	12,242,797	12,311,724
Polaris Newco LLC USD Term Loan B 3 mo. USD Term SOFR + 3.75%, 8.29%, 6/2/2028 (a)	51,093,294	49,858,497
Project Alpha Intermediate Holding, Inc.:
2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.55%, 10/26/2030 (a)	29,350,761	29,522,022
2025 2nd Lien Incremental Term Loan 3 mo. USD Term SOFR + 5.00%, 9.30%, 5/9/2033 (a)	14,653,179	14,598,230

See accompanying notes to financial statements.
34

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Project Boost Purchaser LLC 2025 Refinancing Term Loan 3 mo. USD Term SOFR + 3.00%, 7.30%, 7/16/2031 (a)	$20,396,151	$20,454,688
Project Leopard Holdings, Inc. 2022 USD Term Loan B 3 mo. USD Term SOFR + 5.25%, 9.63%, 7/20/2029 (a)	16,323,584	14,874,866
Project Ruby Ultimate Parent Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.44%, 3/10/2028 (a)	22,159,255	22,210,000
RealPage, Inc. 1st Lien Term Loan 3 mo. USD Term SOFR + 3.00%, 7.56%, 4/24/2028 (a)	59,593,683	59,251,317
Rocket Software, Inc. 2023 USD Term Loan B 1 mo. USD Term SOFR + 4.25%, 8.58%, 11/28/2028 (a)	40,769,726	40,910,382
Skopima Merger Sub, Inc. 2024 Repriced Term Loan 1 mo. USD Term SOFR + 3.75%, 8.08%, 5/12/2028 (a)	11,726,667	11,589,465
Sovos Compliance LLC 2025 Term Loan B 1 mo. USD Term SOFR + 4.00%, 8.33%, 8/13/2029 (a)	13,142,457	13,222,758
Surf Holdings LLC 2025 Incremental Term Loan 1 mo. USD Term SOFR + 3.50%, 7.94%, 3/5/2027 (a)	13,266,629	13,332,697
UKG, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.31%, 2/10/2031 (a)	22,137,223	22,245,806
VS Buyer LLC 2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.02%, 4/12/2031 (a)	8,623,160	8,677,055
Waystar Technologies, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.58%, 10/22/2029 (a)	517	520
		1,044,274,432
Security Description	Principal Amount	Value
TRANSPORT-SERVICES — 0.0% *
Genesee & Wyoming, Inc. 2024 Term Loan 3 mo. USD Term SOFR + 1.75%, 6.05%, 4/10/2031 (a)	$1,330,381	$1,325,006
TOTAL SENIOR FLOATING RATE LOANS (Cost $5,991,016,833)		5,989,112,692
	Shares
COMMON STOCKS — 0.5%
AEROSPACE & DEFENSE — 0.1%
Flame Newco LLC (c) (d)	230,071	4,371,349
ENTERTAINMENT — 0.4%
Cineworld Group PLC (c) (d)	1,063,146	25,083,867
HEALTH CARE PROVIDERS & SERVICES — 0.0% *
Envision Healthcare Corp. (c) (d)	154,531	2,554,552
TOTAL COMMON STOCKS (Cost $28,818,461)		32,009,768
	Principal Amount
CORPORATE BONDS & NOTES — 11.3%
ADVERTISING — 0.1%
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/2029 (e)	$2,080,000	1,923,334
7.75%, 4/15/2028 (e)	3,362,000	3,181,528
Lamar Media Corp. 3.75%, 2/15/2028	1,000,000	968,770
		6,073,632
AEROSPACE & DEFENSE — 0.2%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (e)	709,000	734,496
Bombardier, Inc. 7.45%, 5/1/2034 (e)	1,961,000	2,129,979
Moog, Inc. 4.25%, 12/15/2027 (e)	920,000	898,215
TransDigm, Inc.:
6.00%, 1/15/2033 (e)	400,000	402,244
6.38%, 3/1/2029 (e)	5,600,000	5,758,536
6.38%, 5/31/2033 (e)	2,190,000	2,200,249
		12,123,719
AIRLINES — 0.2%
Allegiant Travel Co. 7.25%, 8/15/2027 (e)	280,000	279,955
American Airlines, Inc. 8.50%, 5/15/2029 (e)	636,000	666,414
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (e)	12,502,000	12,170,447

See accompanying notes to financial statements.
35

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (e)	$650,000	$608,185
9.50%, 6/1/2028 (e)	1,250,000	1,283,900
		15,008,901
APPAREL — 0.1%
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (e)	4,380,000	3,925,444
AUTO MANUFACTURERS — 0.2%
Allison Transmission, Inc. 3.75%, 1/30/2031 (e)	5,402,000	4,954,228
Jaguar Land Rover Automotive PLC 5.88%, 1/15/2028 (e)	1,070,000	1,074,708
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (e)	1,110,000	1,131,079
Nissan Motor Co. Ltd. 4.35%, 9/17/2027 (e)	6,300,000	6,049,323
Wabash National Corp. 4.50%, 10/15/2028 (e)	170,000	153,865
		13,363,203
AUTO PARTS & EQUIPMENT — 0.2%
Adient Global Holdings Ltd. 7.50%, 2/15/2033 (e)	3,909,000	4,000,901
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (e)	4,646,000	4,836,161
Goodyear Tire & Rubber Co. 6.63%, 7/15/2030	3,699,000	3,774,607
Tenneco, Inc. 8.00%, 11/17/2028 (e)	1,860,000	1,839,224
ZF North America Capital, Inc. 6.88%, 4/23/2032 (e)	2,450,000	2,263,163
		16,714,056
BANKS — 0.0% *
Freedom Mortgage Corp. 12.25%, 10/1/2030 (e)	1,689,000	1,872,729
BEVERAGES — 0.0% *
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 4.38%, 4/30/2029 (e)	340,000	329,742
CHEMICALS — 0.1%
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (e)	2,123,000	2,122,745
INEOS Finance PLC 7.50%, 4/15/2029 (e)	980,000	982,842
INEOS Quattro Finance 2 PLC 9.63%, 3/15/2029 (e)	984,000	996,743
Minerals Technologies, Inc. 5.00%, 7/1/2028 (e)	10,000	9,840
Security Description	Principal Amount	Value
Tronox, Inc. 4.63%, 3/15/2029 (e)	$3,739,000	$3,225,187
		7,337,357
COAL — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.63%, 6/15/2029 (e)	2,900,000	3,082,381
SunCoke Energy, Inc. 4.88%, 6/30/2029 (e)	4,500,000	4,191,390
		7,273,771
COMMERCIAL SERVICES — 0.5%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (e)	1,209,000	1,199,739
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
8.25%, 1/15/2030 (e)	8,007,000	8,358,827
8.38%, 6/15/2032 (e)	6,673,000	6,981,626
Carriage Services, Inc. 4.25%, 5/15/2029 (e)	2,720,000	2,569,176
Dcli Bidco LLC 7.75%, 11/15/2029 (e)	1,050,000	1,063,314
Deluxe Corp. 8.00%, 6/1/2029 (e)	567,000	547,512
Hertz Corp.:
4.63%, 12/1/2026 (e)	1,030,000	924,652
5.00%, 12/1/2029 (e)	3,320,000	2,334,392
12.63%, 7/15/2029 (e)	499,000	521,859
PROG Holdings, Inc. 6.00%, 11/15/2029 (e)	3,670,000	3,523,750
RR Donnelley & Sons Co. 9.50%, 8/1/2029 (e)	1,610,000	1,610,016
TriNet Group, Inc. 3.50%, 3/1/2029 (e)	460,000	431,894
Upbound Group, Inc. 6.38%, 2/15/2029 (e)	1,774,000	1,755,196
Valvoline, Inc. 3.63%, 6/15/2031 (e)	600,000	543,012
Veritiv Operating Co. 10.50%, 11/30/2030 (e)	1,310,000	1,418,848
ZipRecruiter, Inc. 5.00%, 1/15/2030 (e)	4,390,000	3,748,226
		37,532,039
COMPUTERS — 0.0% *
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (e)	67,000	64,071
Crane NXT Co. 4.20%, 3/15/2048	321,000	193,906
Science Applications International Corp. 4.88%, 4/1/2028 (e)	1,830,000	1,801,379
		2,059,356

See accompanying notes to financial statements.
36

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
CONSTRUCTION MATERIALS — 0.1%
Griffon Corp. 5.75%, 3/1/2028	$1,742,000	$1,740,223
JELD-WEN, Inc. 7.00%, 9/1/2032 (e)	190,000	148,721
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (e)	1,960,000	2,056,255
		3,945,199
DISTRIBUTION & WHOLESALE — 0.0% *
RB Global Holdings, Inc. 6.75%, 3/15/2028 (e)	900,000	923,472
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (e)	680,000	678,388
		1,601,860
DIVERSIFIED FINANCIAL SERVICES — 1.4%
AG Issuer LLC 6.25%, 3/1/2028 (e)	1,050,000	1,052,583
Ally Financial, Inc. 6.70%, 2/14/2033	1,120,000	1,165,349
Aretec Group, Inc. 10.00%, 8/15/2030 (e)	890,000	977,807
Azorra Finance Ltd.:
7.25%, 1/15/2031 (e) (f)	1,162,000	1,185,112
7.75%, 4/15/2030 (e)	880,000	916,388
Bread Financial Holdings, Inc. 9.75%, 3/15/2029 (e)	4,425,000	4,764,132
Burford Capital Global Finance LLC:
6.88%, 4/15/2030 (e)	793,000	792,263
9.25%, 7/1/2031 (e)	1,707,000	1,797,949
Credit Acceptance Corp. 6.63%, 3/15/2030 (e)	5,290,000	5,364,748
Enova International, Inc.:
9.13%, 8/1/2029 (e)	6,497,000	6,840,237
11.25%, 12/15/2028 (e)	660,000	708,200
Freedom Mortgage Holdings LLC 8.38%, 4/1/2032 (e)	2,205,000	2,225,220
goeasy Ltd.:
6.88%, 5/15/2030 (e)	4,960,000	4,988,966
7.38%, 10/1/2030 (e)	1,680,000	1,715,700
7.63%, 7/1/2029 (e)	6,046,000	6,234,212
9.25%, 12/1/2028 (e)	2,329,000	2,463,733
Jane Street Group/JSG Finance, Inc. 6.75%, 5/1/2033 (e)	1,184,000	1,220,337
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
5.00%, 8/15/2028 (e)	1,273,000	1,231,016
6.63%, 10/15/2031 (e)	370,000	368,849
Jefferson Capital Holdings LLC:
8.25%, 5/15/2030 (e)	700,000	725,116
9.50%, 2/15/2029 (e)	710,000	749,803
Security Description	Principal Amount	Value
Navient Corp.:
7.88%, 6/15/2032	$6,063,000	$6,307,703
9.38%, 7/25/2030	2,777,000	3,062,698
11.50%, 3/15/2031	3,849,000	4,359,223
Series A, 5.63%, 8/1/2033	1,850,000	1,699,207
OneMain Finance Corp.:
6.63%, 5/15/2029	6,288,000	6,466,453
6.75%, 3/15/2032	320,000	326,211
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (e)	834,000	800,398
5.75%, 9/15/2031 (e)	500,000	490,375
6.88%, 5/15/2032 (e)	801,000	819,799
6.88%, 2/15/2033 (e)	774,000	793,187
7.13%, 11/15/2030 (e)	3,080,000	3,191,527
7.88%, 12/15/2029 (e)	769,000	817,539
PRA Group, Inc.:
5.00%, 10/1/2029 (e)	80,000	73,759
8.88%, 1/31/2030 (e)	640,000	665,549
SLM Corp. 6.50%, 1/31/2030	1,323,000	1,386,332
Stonex Escrow Issuer LLC 6.88%, 7/15/2032 (e) (f)	2,794,000	2,823,309
StoneX Group, Inc. 7.88%, 3/1/2031 (e)	2,798,000	2,933,451
Synchrony Financial 7.25%, 2/2/2033	6,004,000	6,281,565
TrueNoord Capital DAC 8.75%, 3/1/2030 (e)	960,000	995,981
United Wholesale Mortgage LLC 5.50%, 4/15/2029 (e)	1,480,000	1,438,205
UWM Holdings LLC 6.63%, 2/1/2030 (e)	1,210,000	1,211,597
		94,431,788
ELECTRIC — 0.1%
Clearway Energy Operating LLC 3.75%, 1/15/2032 (e)	800,000	717,504
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (e)	489,000	456,535
PG&E Corp. 5.00%, 7/1/2028	3,800,000	3,701,390
		4,875,429
ELECTRONICS — 0.0% *
Sensata Technologies BV 4.00%, 4/15/2029 (e)	1,058,000	1,005,894
ENGINEERING & CONSTRUCTION — 0.1%
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50%, 2/1/2032 (e)	219,000	217,066
Dycom Industries, Inc. 4.50%, 4/15/2029 (e)	270,000	262,821

See accompanying notes to financial statements.
37

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Global Infrastructure Solutions, Inc. 7.50%, 4/15/2032 (e)	$1,150,000	$1,171,022
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (e)	2,630,000	2,525,905
Railworks Holdings LP/Railworks Rally, Inc. 8.25%, 11/15/2028 (e)	720,000	736,243
TopBuild Corp. 3.63%, 3/15/2029 (e)	990,000	936,649
Tutor Perini Corp. 11.88%, 4/30/2029 (e)	3,201,000	3,601,669
		9,451,375
ENTERTAINMENT — 0.1%
Banijay Entertainment SAS 8.13%, 5/1/2029 (e)	880,000	912,938
Churchill Downs, Inc. 4.75%, 1/15/2028 (e)	3,016,000	2,977,365
Voyager Parent LLC 9.25%, 7/1/2032 (e)	1,799,000	1,875,026
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13%, 2/15/2031 (e)	1,050,000	1,118,786
		6,884,115
FOOD — 0.2%
B&G Foods, Inc.:
5.25%, 9/15/2027	1,122,000	1,021,009
8.00%, 9/15/2028 (e)	1,000,000	964,040
Post Holdings, Inc.:
4.50%, 9/15/2031 (e)	770,000	715,376
4.63%, 4/15/2030 (e)	7,438,000	7,154,389
United Natural Foods, Inc. 6.75%, 10/15/2028 (e)	1,200,000	1,185,372
		11,040,186
FOREST PRODUCTS & PAPER — 0.0% *
Magnera Corp. 7.25%, 11/15/2031 (e)	1,270,000	1,197,204
GAS — 0.0% *
AmeriGas Partners LP/AmeriGas Finance Corp. 9.50%, 6/1/2030 (e)	1,628,000	1,687,259
Venture Global Plaquemines LNG LLC 7.75%, 5/1/2035 (e)	240,000	260,009
		1,947,268
HEALTH CARE SERVICES — 0.3%
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (e)	1,690,000	1,585,457
Security Description	Principal Amount	Value
CHS/Community Health Systems, Inc.:
6.13%, 4/1/2030 (e)	$1,560,000	$1,152,325
6.88%, 4/15/2029 (e)	2,210,000	1,761,900
10.88%, 1/15/2032 (e)	2,000,000	2,117,200
DaVita, Inc.:
3.75%, 2/15/2031 (e)	782,000	711,174
4.63%, 6/1/2030 (e)	2,830,000	2,712,046
Encompass Health Corp.:
4.50%, 2/1/2028	3,644,000	3,609,127
4.63%, 4/1/2031	940,000	909,450
LifePoint Health, Inc. 9.88%, 8/15/2030 (e)	2,040,000	2,208,422
Star Parent, Inc. 9.00%, 10/1/2030 (e)	1,300,000	1,369,147
		18,136,248
HOLDING COMPANIES-DIVERSIFIED — 0.0% *
Benteler International AG 10.50%, 5/15/2028 (e)	780,000	820,950
Stena International SA:
7.25%, 1/15/2031 (e)	1,190,000	1,191,987
7.63%, 2/15/2031 (e)	290,000	296,232
		2,309,169
HOME BUILDERS — 0.2%
Beazer Homes USA, Inc.:
5.88%, 10/15/2027	1,436,000	1,438,542
7.25%, 10/15/2029	770,000	775,690
7.50%, 3/15/2031 (e)	650,000	659,633
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC:
4.88%, 2/15/2030 (e)	1,580,000	1,420,815
5.00%, 6/15/2029 (e)	140,000	127,583
LGI Homes, Inc. 8.75%, 12/15/2028 (e)	5,270,000	5,477,585
Taylor Morrison Communities, Inc. 5.75%, 1/15/2028 (e)	3,700,000	3,750,098
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	759,000	766,120
		14,416,066
HOME FURNISHINGS — 0.0% *
Somnigroup International, Inc.:
3.88%, 10/15/2031 (e)	848,000	770,807
4.00%, 4/15/2029 (e)	2,789,000	2,667,009
		3,437,816
HOUSEHOLD PRODUCTS — 0.1%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (e)	3,200,000	3,184,960
Prestige Brands, Inc. 3.75%, 4/1/2031 (e)	3,312,000	3,051,213
		6,236,173

See accompanying notes to financial statements.
38

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS & WARES — 0.0% *
Central Garden & Pet Co. 4.13%, 4/30/2031 (e)	$125,000	$116,288
INSURANCE — 0.0% *
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (e)	1,180,000	1,207,152
INTERNET — 0.5%
Cars.com, Inc. 6.38%, 11/1/2028 (e)	1,680,000	1,683,797
Cogent Communications Group LLC 7.00%, 6/15/2027 (e)	4,400,000	4,421,120
Cogent Communications Group LLC/Cogent Finance, Inc. 6.50%, 7/1/2032 (e)	1,960,000	1,930,286
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/2029 (e)	3,500,000	3,310,650
Rakuten Group, Inc. 9.75%, 4/15/2029 (e)	10,295,000	11,298,042
Wayfair LLC:
7.25%, 10/31/2029 (e)	4,452,000	4,467,538
7.75%, 9/15/2030 (e)	7,490,000	7,547,673
		34,659,106
INVESTMENT COMPANY SECURITY — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
9.00%, 6/15/2030	3,894,000	3,633,647
9.75%, 1/15/2029	1,691,000	1,651,904
10.00%, 11/15/2029 (e)	4,762,000	4,713,808
Prospect Capital Corp. 3.44%, 10/15/2028	2,617,000	2,347,397
		12,346,756
IRON/STEEL — 0.2%
Cleveland-Cliffs, Inc.:
7.38%, 5/1/2033 (e)	634,000	595,009
7.50%, 9/15/2031 (e)	3,628,000	3,499,315
Mineral Resources Ltd.:
8.00%, 11/1/2027 (e)	3,866,000	3,873,925
9.25%, 10/1/2028 (e)	7,108,000	7,256,984
		15,225,233
IT SERVICES — 0.0% *
ASGN, Inc. 4.63%, 5/15/2028 (e)	1,242,000	1,211,857
LEISURE TIME — 0.1%
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (e)	406,000	415,659
10.75%, 11/15/2029 (e)	3,241,000	3,331,845
Security Description	Principal Amount	Value
11.13%, 7/15/2030 (e)	$1,732,000	$1,812,521
		5,560,025
LODGING — 0.1%
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (e)	176,000	159,342
3.75%, 5/1/2029 (e)	2,306,000	2,206,957
5.88%, 4/1/2029 (e)	166,000	169,556
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 5.00%, 6/1/2029 (e)	2,100,000	2,018,877
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (e)	1,927,000	1,885,531
		6,440,263
MACHINERY, CONSTRUCTION & MINING — 0.1%
BWX Technologies, Inc. 4.13%, 4/15/2029 (e)	6,463,000	6,230,138
MACHINERY-DIVERSIFIED — 0.0% *
ATS Corp. 4.13%, 12/15/2028 (e)	18,000	17,210
Mueller Water Products, Inc. 4.00%, 6/15/2029 (e)	744,000	715,788
		732,998
MEDIA — 0.5%
AMC Networks, Inc. 4.25%, 2/15/2029	1,070,000	856,235
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (e)	2,216,000	2,067,905
4.25%, 1/15/2034 (e)	1,965,000	1,748,870
4.75%, 3/1/2030 (e)	600,000	581,556
CSC Holdings LLC:
5.38%, 2/1/2028 (e)	30,000	27,472
6.50%, 2/1/2029 (e)	980,000	796,407
11.75%, 1/31/2029 (e)	3,580,000	3,393,947
4.13%, 12/1/2030 (e)	430,000	305,115
Directv Financing LLC/Directv Financing Co-Obligor, Inc.:
5.88%, 8/15/2027 (e)	310,000	308,940
10.00%, 2/15/2031 (e)	3,971,000	3,856,278
Gray Media, Inc.:
4.75%, 10/15/2030 (e)	3,992,000	3,019,668
5.38%, 11/15/2031 (e)	1,700,000	1,270,478
Nexstar Media, Inc. 4.75%, 11/1/2028 (e)	6,566,000	6,395,350
Sinclair Television Group, Inc. 5.50%, 3/1/2030 (e)	3,606,000	2,923,132
Univision Communications, Inc. 8.50%, 7/31/2031 (e)	4,170,000	4,175,254
Virgin Media Finance PLC 5.00%, 7/15/2030 (e)	1,362,000	1,244,146

See accompanying notes to financial statements.
39

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
VZ Secured Financing BV 5.00%, 1/15/2032 (e)	$2,100,000	$1,865,031
		34,835,784
METAL FABRICATE & HARDWARE — 0.1%
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	2,810,000	2,742,701
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (e)	3,260,000	3,156,788
		5,899,489
MINING — 0.2%
Compass Minerals International, Inc. 8.00%, 7/1/2030 (e)	1,482,000	1,532,358
FMG Resources August 2006 Pty. Ltd. 4.50%, 9/15/2027 (e)	2,865,000	2,817,670
Kaiser Aluminum Corp. 4.50%, 6/1/2031 (e)	160,000	149,431
New Gold, Inc. 6.88%, 4/1/2032 (e)	3,190,000	3,286,753
Taseko Mines Ltd. 8.25%, 5/1/2030 (e)	2,901,000	3,035,287
		10,821,499
OFFICE & BUSINESS EQUIPMENT — 0.1%
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (e)	1,390,000	1,402,482
7.25%, 3/15/2029 (e)	2,850,000	2,893,263
		4,295,745
OIL & GAS — 1.5%
Baytex Energy Corp. 8.50%, 4/30/2030 (e)	6,170,000	6,174,504
California Resources Corp. 8.25%, 6/15/2029 (e)	3,469,000	3,567,936
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75%, 7/15/2028 (e)	1,125,000	1,120,815
Civitas Resources, Inc. 8.75%, 7/1/2031 (e)	2,212,000	2,239,208
CNX Resources Corp.:
6.00%, 1/15/2029 (e)	8,065,000	8,095,566
7.38%, 1/15/2031 (e)	1,632,000	1,701,083
Comstock Resources, Inc.:
5.88%, 1/15/2030 (e)	6,840,000	6,641,708
6.75%, 3/1/2029 (e)	8,650,000	8,673,960
Crescent Energy Finance LLC:
7.38%, 1/15/2033 (e)	2,430,000	2,325,486
7.63%, 4/1/2032 (e)	6,308,000	6,161,339
9.25%, 2/15/2028 (e)	1,100,000	1,146,442
CVR Energy, Inc. 8.50%, 1/15/2029 (e)	7,882,000	7,892,719
Security Description	Principal Amount	Value
Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/1/2030 (e)	$1,050,000	$1,092,798
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (e)	5,179,000	5,312,722
Hilcorp Energy I LP/Hilcorp Finance Co.:
6.88%, 5/15/2034 (e)	1,180,000	1,131,396
7.25%, 2/15/2035 (e)	410,000	401,562
8.38%, 11/1/2033 (e)	1,920,000	1,993,517
Karoon USA Finance, Inc. 10.50%, 5/14/2029 (e)	2,490,000	2,524,785
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (e)	1,060,000	1,040,729
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.88%, 12/1/2032 (e)	3,197,000	3,219,731
MEG Energy Corp. 5.88%, 2/1/2029 (e)	2,419,000	2,416,073
Northern Oil & Gas, Inc.:
8.13%, 3/1/2028 (e)	6,111,000	6,163,005
8.75%, 6/15/2031 (e)	3,460,000	3,569,128
PBF Holding Co. LLC/PBF Finance Corp.:
7.88%, 9/15/2030 (e)	400,000	357,936
9.88%, 3/15/2030 (e)	800,000	777,632
Precision Drilling Corp. 6.88%, 1/15/2029 (e)	3,190,000	3,149,774
Range Resources Corp. 4.75%, 2/15/2030 (e)	223,000	216,803
Sunoco LP/Sunoco Finance Corp. 4.50%, 5/15/2029	1,766,000	1,713,744
Talos Production, Inc.:
9.00%, 2/1/2029 (e)	162,000	166,133
9.38%, 2/1/2031 (e)	4,272,000	4,360,516
Valaris Ltd. 8.38%, 4/30/2030 (e)	8,780,000	8,998,798
Vermilion Energy, Inc. 6.88%, 5/1/2030 (e)	90,000	86,684
		104,434,232
OIL & GAS SERVICES — 0.2%
Aris Water Holdings LLC 7.25%, 4/1/2030 (e)	800,000	824,648
Enerflex Ltd. 9.00%, 10/15/2027 (e)	4,081,000	4,208,572
USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 3/15/2029 (e)	4,583,000	4,697,758
Viridien 10.00%, 10/15/2030 (e)	2,355,000	2,314,659
		12,045,637

See accompanying notes to financial statements.
40

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
PACKAGING & CONTAINERS — 0.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 4.00%, 9/1/2029 (e)	$11,235,000	$10,252,275
Cascades, Inc./Cascades USA, Inc.:
5.38%, 1/15/2028 (e)	580,000	574,942
6.75%, 7/15/2030 (e)	1,854,000	1,864,216
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (e)	3,030,000	3,081,934
OI European Group BV 4.75%, 2/15/2030 (e)	2,050,000	1,969,558
Owens-Brockway Glass Container, Inc.:
7.25%, 5/15/2031 (e)	4,800,000	4,921,680
7.38%, 6/1/2032 (e)	8,189,000	8,336,484
TriMas Corp. 4.13%, 4/15/2029 (e)	2,060,000	1,957,350
		32,958,439
PHARMACEUTICALS — 0.1%
AdaptHealth LLC:
4.63%, 8/1/2029 (e)	1,929,000	1,818,757
5.13%, 3/1/2030 (e)	1,358,000	1,291,268
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (e)	1,070,000	1,032,935
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (e)	400,000	424,156
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (e)	5,590,000	4,742,724
		9,309,840
PIPELINES — 0.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.38%, 6/15/2029 (e)	1,000,000	993,070
Buckeye Partners LP 4.50%, 3/1/2028 (e)	1,810,000	1,782,543
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.38%, 6/30/2033 (e)	3,097,000	3,083,280
8.63%, 3/15/2029 (e)	7,097,000	7,368,744
Global Partners LP/GLP Finance Corp. 6.88%, 1/15/2029	1,280,000	1,302,669
Hess Midstream Operations LP:
4.25%, 2/15/2030 (e)	1,247,000	1,199,140
5.13%, 6/15/2028 (e)	4,660,000	4,626,122
5.88%, 3/1/2028 (e)	839,000	851,451
Security Description	Principal Amount	Value
6.50%, 6/1/2029 (e)	$370,000	$380,271
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (e)	2,460,000	2,508,757
Venture Global Plaquemines LNG LLC:
6.50%, 1/15/2034	1,174,000	1,174,000
6.75%, 1/15/2036	1,174,000	1,174,000
		26,444,047
REAL ESTATE — 0.1%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (e)	630,000	588,275
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.:
5.25%, 4/15/2030 (e)	450,000	369,207
5.75%, 1/15/2029 (e)	2,463,000	2,162,342
Howard Hughes Corp.:
4.13%, 2/1/2029 (e)	2,899,000	2,759,210
5.38%, 8/1/2028 (e)	450,000	446,985
		6,326,019
REAL ESTATE INVESTMENT TRUSTS — 1.0%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (e)	4,000,000	3,800,280
Brandywine Operating Partnership LP:
4.55%, 10/1/2029	1,521,000	1,437,893
8.88%, 4/12/2029	6,430,000	6,960,539
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 4.50%, 4/1/2027 (e)	980,000	953,324
Diversified Healthcare Trust:
4.38%, 3/1/2031	2,820,000	2,379,995
4.75%, 2/15/2028	5,062,000	4,686,906
Iron Mountain, Inc.:
4.88%, 9/15/2029 (e)	750,000	736,118
5.25%, 7/15/2030 (e)	770,000	759,174
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031	3,750,000	2,656,987
4.63%, 8/1/2029	12,700,000	10,003,536
5.00%, 10/15/2027	3,000,000	2,769,900
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (e)	4,000,000	3,912,320
6.50%, 6/15/2033 (e)	671,000	690,835
Rithm Capital Corp.:
8.00%, 4/1/2029 (e)	5,042,000	5,093,680
8.00%, 7/15/2030 (e)	2,286,000	2,294,435

See accompanying notes to financial statements.
41

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Starwood Property Trust, Inc.:
4.38%, 1/15/2027 (e)	$6,690,000	$6,622,431
6.00%, 4/15/2030 (e)	800,000	809,640
6.50%, 7/1/2030 (e)	5,810,000	6,003,241
7.25%, 4/1/2029 (e)	1,828,000	1,924,500
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (e)	370,000	346,568
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 6.50%, 2/15/2029 (e)	5,406,000	5,222,683
XHR LP 6.63%, 5/15/2030 (e)	110,000	112,257
		70,177,242
RETAIL — 0.6%
1011778 BC ULC/New Red Finance, Inc.:
4.00%, 10/15/2030 (e)	179,000	166,926
4.38%, 1/15/2028 (e)	1,025,000	1,005,863
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.63%, 1/15/2029 (e)	1,590,000	1,524,317
FirstCash, Inc.:
4.63%, 9/1/2028 (e)	8,523,000	8,369,501
5.63%, 1/1/2030 (e)	2,380,000	2,375,240
6.88%, 3/1/2032 (e)	475,000	491,682
Macy's Retail Holdings LLC:
4.50%, 12/15/2034	220,000	176,018
5.13%, 1/15/2042	90,000	61,576
Michaels Cos., Inc. 7.88%, 5/1/2029 (e)	20,000,000	13,185,000
Murphy Oil USA, Inc. 3.75%, 2/15/2031 (e)	1,289,000	1,188,755
Patrick Industries, Inc.:
4.75%, 5/1/2029 (e)	1,728,000	1,677,335
6.38%, 11/1/2032 (e)	500,000	501,420
PetSmart, Inc./PetSmart Finance Corp. 4.75%, 2/15/2028 (e)	2,130,000	2,076,132
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (e)	4,715,000	4,459,919
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (e)	3,884,000	3,734,621
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (e)	980,000	1,026,364
Yum! Brands, Inc. 4.75%, 1/15/2030 (e)	892,000	883,713
		42,904,382
Security Description	Principal Amount	Value
SEMICONDUCTORS — 0.0% *
ams-OSRAM AG 12.25%, 3/30/2029 (e)	$2,370,000	$2,525,875
SOFTWARE — 0.3%
Cloud Software Group, Inc. 6.50%, 3/31/2029 (e)	6,400,000	6,458,176
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (e)	280,000	278,536
Fair Isaac Corp. 4.00%, 6/15/2028 (e)	9,980,000	9,713,334
PTC, Inc. 4.00%, 2/15/2028 (e)	1,421,000	1,384,267
Twilio, Inc.:
3.63%, 3/15/2029	320,000	304,592
3.88%, 3/15/2031	1,000,000	935,770
		19,074,675
TELECOMMUNICATIONS — 0.2%
CommScope LLC:
7.13%, 7/1/2028 (e)	7,377,000	7,244,140
8.25%, 3/1/2027 (e)	352,000	350,575
Iliad Holding SASU 8.50%, 4/15/2031 (e)	241,000	257,619
Viasat, Inc. 7.50%, 5/30/2031 (e)	1,070,000	927,187
Viavi Solutions, Inc. 3.75%, 10/1/2029 (e)	1,540,000	1,436,897
Vmed O2 U.K. Financing I PLC 7.75%, 4/15/2032 (e)	1,220,000	1,267,629
		11,484,047
TRANSPORTATION — 0.0% *
Stonepeak Nile Parent LLC 7.25%, 3/15/2032 (e)	690,000	731,814
TOTAL CORPORATE BONDS & NOTES (Cost $765,334,624)		782,528,321
REPURCHASE AGREEMENTS — 1.4%
Barclays Capital, Inc., dated 09/30/2024 (collateralized by U.S. Treasury Bonds 2.000% due 11/15/2041, valued at $143,000,000); expected proceeds $103,306,333, 4.48%, 06/15/2026 (Cost $100,000,000)	100,000,000	100,000,000

See accompanying notes to financial statements.
42

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 4.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (g) (h) (Cost $276,140,409)	276,140,409	$276,140,409
TOTAL INVESTMENTS — 103.7% (Cost $7,161,310,327)		7,179,791,190
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(255,508,929)
NET ASSETS — 100.0%		$6,924,282,261
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Position is unsettled. Contract rate was not determined at June 30, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the securities is $32,009,768, representing 0.5% of the Fund's net assets.
(d)	Non-income producing security.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 9.9% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2025.
*	Amount is less than 0.05% of net assets.
PIK	Payment in Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

At June 30, 2025, the Fund had unfunded loan commitments of $7,732,164, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Air Comm Corp. LLC	713,633	718,093	4,460
Chrysaor Bidco SARL	32,583	32,841	258
Clydesdale Acquisition Holdings Inc	501,709	500,316	(1,393)
DG Investment Intermediate Holdings 2, Inc.	225,562	224,999	(563)
Groundworks, LLC	703,350	704,053	703
Hanger, Inc.	1,654,914	1,659,606	4,692
Kaman Corp.	1,402,384	1,402,496	112
Raven Acquisition Holdings LLC	2,498,029	2,498,966	937
	$7,732,164	$7,741,370	$9,206

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$782,528,321	$—	$782,528,321
See accompanying notes to financial statements.
43

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks	$—	$—	$32,009,768	$32,009,768
Repurchase Agreements	—	100,000,000	—	100,000,000
Senior Floating Rate Loans	—	5,989,112,692	—	5,989,112,692
Short-Term Investment	276,140,409	—	—	276,140,409
TOTAL INVESTMENTS	$276,140,409	$6,871,641,013	$32,009,768	$7,179,791,190
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$11,162	$—	$11,162
Unfunded Loans - Unrealized Depreciation	—	(1,956)	—	(1,956)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$9,206	$—	$9,206

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	420,966,957	$420,966,957	$6,659,568,937	$6,804,395,485	$—	$—	276,140,409	$276,140,409	$30,759,684
See accompanying notes to financial statements.
44

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025

	SPDR Blackstone High Income ETF	SPDR Blackstone Senior Loan ETF
ASSETS
Investments in unaffiliated issuers, at value	$389,371,178	$6,803,650,781
Investments in affiliated issuers, at value	28,765,429	276,140,409
Repurchase agreements, at value and amortized cost	—	100,000,000
Total Investments	418,136,607	7,179,791,190
Cash	657,259	20,178,408
Receivable for investments sold	28,471,736	659,832,079
Receivable for fund shares sold	4,280,193	37,441,601
Dividends receivable — affiliated issuers	84,752	520,969
Interest receivable — unaffiliated issuers	4,867,829	36,736,096
Unrealized appreciation on unfunded loan commitments	754	9,206
TOTAL ASSETS	456,499,130	7,934,509,549
LIABILITIES
Payable for investments purchased	51,069,731	1,006,356,992
Advisory fee payable	227,456	3,867,671
Trustees’ fees and expenses payable	49	2,625
TOTAL LIABILITIES	51,297,236	1,010,227,288
NET ASSETS	$405,201,894	$6,924,282,261
NET ASSETS CONSIST OF:
Paid-in capital	$410,528,532	$8,162,927,922
Total distributable earnings (loss)	(5,326,638)	(1,238,645,661)
NET ASSETS	$405,201,894	$6,924,282,261
NET ASSET VALUE PER SHARE
Net asset value per share	$28.54	$41.64
Shares outstanding (unlimited amount authorized, $0.01 par value)	14,200,000	166,300,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$384,359,093	$6,785,169,918
Investments in affiliated issuers	28,777,005	276,140,409
Repurchase agreements	—	100,000,000
Total cost of investments	$413,136,098	$7,161,310,327
See accompanying notes to financial statements.
45

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2025

	SPDR Blackstone High Income ETF	SPDR Blackstone Senior Loan ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$19,973,858	$595,368,408
Dividend income — affiliated issuers	1,272,628	30,759,684
TOTAL INVESTMENT INCOME (LOSS)	21,246,486	626,128,092
EXPENSES
Advisory fee	1,793,526	50,453,280
Trustees’ fees and expenses	1,728	59,501
Miscellaneous expenses	195	6,074
TOTAL EXPENSES	1,795,449	50,518,855
NET INVESTMENT INCOME (LOSS)	$19,451,037	$575,609,237
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,033,625)	(138,450,909)
Investments — affiliated issuers	(52,095)	—
In-kind redemptions — unaffiliated issuers	320,410	—
Net realized gain (loss)	(765,310)	(138,450,909)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	2,707,631	17,108,498
Investments — affiliated issuers	(10,902)	—
Unfunded loan commitments	401	(5,604)
Net change in unrealized appreciation/depreciation	2,697,130	17,102,894
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,931,820	(121,348,015)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$21,382,857	$454,261,222
See accompanying notes to financial statements.
46

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Blackstone High Income ETF		SPDR Blackstone Senior Loan ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$19,451,037	$10,891,253	$575,609,237	$451,413,834
Net realized gain (loss)	(765,310)	524,544	(138,450,909)	(41,824,841)
Net change in unrealized appreciation/depreciation	2,697,130	2,264,734	17,102,894	38,629,212
Net increase (decrease) in net assets resulting from operations	21,382,857	13,680,531	454,261,222	448,218,205
Net equalization credits and charges	777,210	95,912	8,609,369	690,629
Distributions to shareholders	(18,991,015)	(11,073,572)	(584,186,460)	(448,614,982)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	333,827,104	28,127,309	6,263,887,103	3,615,437,062
Cost of shares redeemed	(80,933,557)	(7,044,510)	(5,499,565,843)	(2,015,003,986)
Net income equalization	(777,210)	(95,912)	(8,609,369)	(690,629)
Other capital	322,665	16,173	13,671,515	3,485,763
Net increase (decrease) in net assets from beneficial interest transactions	252,439,002	21,003,060	769,383,406	1,603,228,210
Contribution from affiliate (Note 5)	—	—	—	837,000
Net increase (decrease) in net assets during the period	255,608,054	23,705,931	648,067,537	1,604,359,062
Net assets at beginning of period	149,593,840	125,887,909	6,276,214,724	4,671,855,662
NET ASSETS AT END OF PERIOD	$405,201,894	$149,593,840	$6,924,282,261	$6,276,214,724
SHARES OF BENEFICIAL INTEREST:
Shares sold	11,800,000	1,000,000	150,100,000	86,400,000
Shares redeemed	(2,900,000)	(250,000)	(133,700,000)	(48,150,000)
Net increase (decrease) from share transactions	8,900,000	750,000	16,400,000	38,250,000
See accompanying notes to financial statements.
47

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Blackstone High Income ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	For the Period 02/17/22*- 6/30/22
Net asset value, beginning of period	$28.23	$27.67	$27.28	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	2.09	2.26	2.00	0.50
Net realized and unrealized gain (loss) (b)	0.26	0.59	0.26	(2.86)
Total from investment operations	2.35	2.85	2.26	(2.36)
Net equalization credits and charges (a)	0.08	0.02	0.01	0.00(c)
Other capital (a)	0.03	0.00(c)	0.01	0.00(c)
Distributions to shareholders from:
Net investment income	(2.15)	(2.31)	(1.89)	(0.36)
Net asset value, end of period	$28.54	$28.23	$27.67	$27.28
Total return (d)	9.08%	10.95%	8.48%	(7.93)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$405,202	$149,594	$125,888	$117,312
Ratios to average net assets:
Total expenses	0.69%	0.68%	0.70%	0.70%(e)
Net investment income (loss)	7.44%	8.12%	7.26%	4.63%(e)
Portfolio turnover rate	192%	137%	133%	55%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
48

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Blackstone Senior Loan ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$41.87	$41.84	$41.83	$46.30	$43.36
Income (loss) from investment operations:
Net investment income (loss) (a)	3.32	3.68	3.01	1.95	1.98
Net realized and unrealized gain (loss) (b)	(0.31)	0.04	(0.27)	(4.44)	3.02
Total from investment operations	3.01	3.72	2.74	(2.49)	5.00
Net equalization credits and charges (a)	0.05	0.01	(0.01)	0.01	0.06
Contribution from affiliate (Note 5)	—	0.01	0.00(c)	—	0.00(c)
Other capital (a)	0.08	0.03	0.11	0.06	0.02
Distributions to shareholders from:
Net investment income	(3.37)	(3.74)	(2.83)	(2.04)	(2.14)
Return of capital	—	—	—	(0.01)	—
Total distributions	(3.37)	(3.74)	(2.83)	(2.05)	(2.14)
Net asset value, end of period	$41.64	$41.87	$41.84	$41.83	$46.30
Total return (d)	7.74%	9.45%(e)	6.95%(e)	(5.46)%	11.97%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,924,282	$6,276,215	$4,671,856	$8,460,243	$6,294,196
Ratios to average net assets:
Total expenses	0.70%	0.70%	0.71%	0.70%	0.70%
Net investment income (loss)	7.99%	8.80%	7.19%	4.33%	4.31%
Portfolio turnover rate	195%	176%	125%	140%	176%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the years ended June 30, 2024, June 30, 2023 and June 30, 2021, the total return would have been 9.42%, 6.95% and 11.97%, respectively.
See accompanying notes to financial statements.
49

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2025

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust consists of thirty-four (34) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):
SPDR Blackstone High Income ETF
SPDR Blackstone Senior Loan ETF
The Funds are each classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value
50

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

(“NAV”) per share or unit.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for  which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting  the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate the Fund's NAV and the prices used by the Fund's underlying benchmark.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2025, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value.
51

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, (the “Internal Revenue Code”)as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Securities and Other Investments
Loan Agreements
The Funds invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
Repurchase Agreements
The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to a Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2025, the SPDR Blackstone Senior Loan ETF had invested in repurchase agreements with the gross values (principal) of $100,000,000 and associated collateral equal to $103,306,333.
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Fund, facilities furnished and expenses borne by the Adviser, the Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and
52

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

paid monthly, based on a percentage of the Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Blackstone High Income ETF	0.70%*
SPDR Blackstone Senior Loan ETF	0.70
*	The Advisory fees were reduced for SPDR Blackstone High Income ETF by the acquired fund fees and expenses and for the year ended June 30, 2025, the net annualized advisory fees were 0.69%.
With respect to each Fund, the Management fee is reduced by the acquired fund fees and expenses attributable to the Fund's investments in other investment companies (except acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes).
From time to time, the Adviser may waive all or a portion of it's Management fee. The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Blackstone Liquid Credit Strategies LLC receives fees for its services as the Sub-Adviser to the Funds from the Adviser.
Administrator, Custodian, Sub-Administrator and Transfer Agent
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2025, are disclosed in the Schedules of Investments.
During the fiscal year ended June 30, 2024, State Street made a contribution of $837,000 to the SPDR Blackstone Senior Loan ETF related to an accounting matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
53

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2025, were as follows:
	Purchases	Sales
SPDR Blackstone High Income ETF	$679,022,142	$503,484,045
SPDR Blackstone Senior Loan ETF	15,246,345,091	14,556,605,998
For the year ended June 30, 2025, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Blackstone High Income ETF	$104,843,289	$33,199,294	$320,410
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment company under Subchapter M of the Internal Revenue Code. The qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to amortization and accretion of premium and discount for financial statement purposes, in-kind transactions, adviser contributions, and differing treatments for wash sales.
The tax character of distributions paid during the year ended June 30, 2025, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Blackstone High Income ETF	$18,991,015	$—	$18,991,015
SPDR Blackstone Senior Loan ETF	584,186,460	—	584,186,460
54

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

The tax character of distributions paid during the year ended June 30, 2024, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Blackstone High Income ETF	$ 11,073,572	$ —	$ 11,073,572
SPDR Blackstone Senior Loan ETF	448,614,982	—	448,614,982
At June 30, 2025, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Blackstone High Income ETF	$1,402,000	$(10,963,232)	$—	$4,234,594	$(5,326,638)
SPDR Blackstone Senior Loan ETF	23,674,990	(1,241,138,851)	—	(21,181,800)	(1,238,645,661)
As of June 30, 2025, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Blackstone High Income ETF	$10,458,779	$504,453
SPDR Blackstone Senior Loan ETF	619,142,670	621,996,181
As of June 30, 2025, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Blackstone High Income ETF	$413,902,767	$5,672,955	$1,439,115	$4,233,840
SPDR Blackstone Senior Loan ETF	7,200,982,195	43,445,426	64,636,431	(21,191,005)
10.    Line of Credit
The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in $1.36 billion ($1.26 billion prior to November 1, 2024 and $960 million prior to October 3, 2024) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The SPDR Blackstone Senior Loan ETF has exclusive access to $1.133 billion and the SPDR Blackstone High Income ETF has exclusive access to $32.38 million of the total credit facility. This agreement expires in October 2025 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. SPDR Blackstone Senior Loan ETF is allocated the commitment fee for its exclusive portion of the credit line. Commitment fees are ordinary fund operating expenses paid by the Adviser.Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Funds have no outstanding loans as of June 30, 2025.
The SPDR Blackstone Senior Loan ETF also has exclusive access to a $500 million uncommitted line of credit with State Street that may be used solely for temporary or emergency purposes, including to temporarily finance the redemption of shares or  for other temporary and emergency purposes consistent with the current investment objectives and investment restrictions of the Fund. The Adviser, on behalf of the Fund, paid an upfront fee to participate in this uncommitted line of credit.
55

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

11.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if they were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Funds' invest in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Funds may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
56

SSGA ACTIVE TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SPDR Blackstone High Income ETF and SPDR Blackstone Senior Loan ETF and the Board of Trustees of SSGA Active Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Blackstone High Income ETF and SPDR Blackstone Senior Loan ETF (collectively, the “Funds”) (two of the funds constituting SSGA Active Trust (the “Trust”)), including the schedules of investments, as of June 30, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the funds constituting SSGA Active Trust) at June 30, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual Fund constituting the SSGA Active Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR Blackstone High Income ETF	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the three years in the period ended June 30, 2025 and the period from February 17, 2022 (commencement of operations) through June 30, 2022
SPDR Blackstone Senior Loan ETF	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the five years in the period ended June 30, 2025
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, brokers and others; when replies from brokers and others were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly State Street Global Advisors) investment companies since 2000.
Boston, Massachusetts
August 29, 2025
57

SSGA ACTIVE TRUST
OTHER INFORMATION
June 30, 2025 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of each Fund for its fiscal year ended June 30, 2025.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Interest Dividends
Each Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
58

SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2025 (Unaudited)

Board Considerations Regarding Renewal of Investment Advisory Agreement
At a meeting held on May 14-15, 2025, the Board of Trustees of SSGA Active Trust (the “Board”) evaluated a proposal to approve for an additional one year period the Investment Advisory Agreement (the “Advisory Agreement” or the “Agreement”) between SSGA Active Trust (“SSAT” or the “Trust”) and the Adviser with respect to the series of SSAT (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. The Board submitted additional questions and met with representatives of the Adviser and affiliated service providers both on April 17th and again on May 13th to discuss matters related to the Board’s evaluation of the Advisory Agreement and provide the Trustees an opportunity to ask additional questions. In deciding whether to approve the Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, the proposed cost of those services in relation to the services provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the SPDR ETFs, and extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Investment Management (formerly known as “State Street Global Advisors”), through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity and fixed income exchange-traded funds with index-based investment objectives, as well as actively managed exchange-traded funds. The Board also considered the Adviser’s role in overseeing third party sub-advisers, as applicable.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the analysis of investment performance, in absolute terms, was more complex for the actively managed funds. The Board focused on the extent to which each index-based SPDR ETF achieved its objective as a passively managed index fund and reviewed information regarding such SPDR ETF’s index tracking. To the extent such tracking was not consistent with management’s expectations, the Trustees sought additional information about steps being taken to address the positive or negative tracking differences. The Board compared the investment performance of each actively managed series of SSAT to the performance of a group of comparable funds (net of expenses) (Performance Group) obtained from Broadridge Financial Solutions, Inc. (Broadridge) and/or to the performance of an appropriate benchmark index (gross of expenses) provided by the Adviser. Among other information, the Board considered the following performance information over various periods ended December 31, 2024 in its evaluation of each series of SSAT:
SPDR Blackstone Senior Loan ETF. The Board considered that the Fund had an annualized total return equal to the median of its Performance Group for the 1-year period, but underperformed the median of its Performance Group for the 3-, 5- and 10-year periods. In addition, the Board considered that the Fund outperformed its benchmark index for the 1-, 5- and 10-year periods, but underperformed its benchmark index for the 3-year period.
59

SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2025 (Unaudited)

SPDR Blackstone High Income ETF. The Board considered that the Fund commenced operations on February 17, 2022, thus performance information was provided for only a short operating history of the Fund. The Fund outperformed the median of its Performance Group for the 1-year period. In addition, the Board considered that the Fund outperformed its benchmark index for the 1-year period.
In those instances where the Board observed underperformance for an extended period of time, the Trustees discussed with management those factors that contributed to such underperformance and steps being taken in response to such factors, where appropriate. They noted that they further had an opportunity to discuss such underperformance with the sub-advisers to certain of the Funds or the Adviser’s Investment Solutions Group, as applicable, during meetings throughout the year.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on each SPDR ETF’s historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss with representatives of the Adviser and State Street Investment Management, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds with a similar strategy that are actively managed with respect to series of SSAT. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds, which may include characteristics of a Fund’s investment strategy that differ from such other similar funds. In their assessment of the reasonableness of the fee, the Trustees noted that the fees for many services to the Funds are paid from the unitary fee.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF does not provide for breakpoints as assets of the SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees initially, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreement for each SPDR ETF. In approving the continuance of the Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Advisory Agreement are fair and reasonable and that the continuance of the Advisory Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly for those SPDR ETFs measured against an index, the index tracking, of each SPDR ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust. The
60

SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2025 (Unaudited)

Independent Trustees were advised by their independent counsel throughout the process.
Board Considerations Regarding Renewal of Investment Sub-Advisory Agreement
With respect to the sub-advisory agreement, the Board considered various factors, including the nature, extent and quality of services provided by the sub-adviser with respect to the sub-advised funds under the sub-advisory agreement and the investment performance of such sub-advised funds. The Board further considered the portion of the current advisory fee that the Adviser would continue to pay to the sub-adviser under its sub-advisory agreement and also considered that such fees would reflect the respective responsibilities of the Adviser and sub-adviser, would continue to be paid directly by the Adviser, and would not result in increased fees payable by the sub-advised funds.
Blackstone Alternative Credit Advisors LP (“Blackstone Credit”) Sub-Advisory Agreement
The Board considered the background and experience of Blackstone Credit’s senior management and, in particular, Blackstone Credit’s experience in investing in senior loan securities. The Board reviewed the performance of the SPDR Blackstone Senior Loan ETF and SPDR Blackstone High Income ETF (the “Blackstone Funds”), each of which is sub-advised by Blackstone Credit, noting that the SPDR Blackstone Senior Loan ETF had an annualized total return equal to the median of its Performance Group for the 1-year period, but underperformed the median of its Performance Group for the 3-, 5- and 10-year periods. The Trustees considered management’s explanation of those factors that contributed to the SPDR Blackstone Senior Loan ETF’s historical underperformance and the steps being taken in response to such factors. The Board also noted that the SPDR Blackstone High Income ETF commenced operations on February 17, 2022, and that it outperformed the median of its Performance Group for the 1-year period.  The Board  considered the unitary fee paid to the Adviser by each Blackstone Fund and Blackstone Credit’s fees paid by the Adviser. The Board also considered whether Blackstone Credit benefited in other ways from its relationship with SSAT.
After weighing the foregoing factors, as well as the relevant factors discussed in relation to the Blackstone Credit Sub-Advisory Agreement between Blackstone Credit and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Blackstone Credit Sub-Advisory Agreement for each Blackstone Fund. In approving the continuance of the Blackstone Credit Sub-Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Blackstone Credit Sub-Advisory Agreement are fair and reasonable and that the continuance of the Blackstone Credit Sub-Advisory Agreement is in the best interests of each Blackstone Fund and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by Blackstone Credit with respect to each Blackstone Fund were appropriate; (b) the performance of each Blackstone Fund had been satisfactory; (c) Blackstone Credit’s fees for each Blackstone Fund and the unitary fee, considered in relation to the services provided, were reasonable; (d) any additional potential benefits to Blackstone Credit were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to Blackstone Credit adequately shared the economies of scale with each Blackstone Fund by way of the relatively low fee structure of SSAT. The Independent Trustees were advised by their independent counsel throughout the process.
61

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Not applicable to the registrant.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable to the registrant.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the 1934 Act, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Active Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	September 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	September 8, 2025

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	September 8, 2025